UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
9/30
Date of reporting period:
03/31/25
Item 1. Report to Stockholders.
(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDBAX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$44	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JABCX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$80	1.62%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANBX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$34	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JBALX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$33	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JABNX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$28	0.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDBRX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$65	1.32%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JABRX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$53	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JABAX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$40	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JCNAX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$43	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JCNCX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$74	1.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JACNX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$31	0.65%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JCONX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$30	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JCNNX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$25	0.53%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JCNRX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$65	1.36%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JCNIX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$53	1.10%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JSVAX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$36	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:HEMAX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX)	$68	1.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:HEMCX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX)	$104	2.15%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:HEMDX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	$57	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:HEMIX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	$55	1.13%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:HEMRX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	$50	1.04%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:HEMSX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	$75	1.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:HEMTX
This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	$62	1.28%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDMAX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$55	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JGRCX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$81	1.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANEX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$38	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JMGRX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$37	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JDMNX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$32	0.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDMRX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$69	1.41%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JGRTX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$57	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAENX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$44	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:HFEAX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$65	1.30%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:HFECX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$103	2.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:HFEDX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$55	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:HFEIX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$54	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:HFERX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$48	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:HFESX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$68	1.37%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:HFETX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$61	1.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDCAX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$42	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JACCX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$72	1.50%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JFRDX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$31	0.65%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JCAPX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$30	0.62%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JFRNX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$26	0.54%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDCRX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$62	1.28%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JARTX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$49	1.02%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JACTX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$37	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:HFQAX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$58	1.15%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:HFQCX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$87	1.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:HFQDX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$43	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:HFQIX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$40	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:HFQRX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$35	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:HFQSX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$61	1.20%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:HFQTX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$47	0.93%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JFNAX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$47	1.00%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JFNCX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$82	1.73%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNGLX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$38	0.80%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JFNIX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$37	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JFNNX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$32	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JFNSX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$56	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAGLX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$43	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JERAX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$48	1.01%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JERCX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$83	1.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNGSX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$38	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JERIX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$36	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JERNX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$32	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JERSX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$55	1.17%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JERTX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$43	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDWAX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$55	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JWWCX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$95	1.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANWX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$42	0.84%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JWWFX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$40	0.80%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JDWNX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$37	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDWRX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$74	1.49%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JWGRX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$61	1.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAWWX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$47	0.95%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JORAX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$49	1.01%*
*	Annualized for periods of less than one full year.

Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JORCX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$93	1.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANRX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$39	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JORFX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$39	0.80%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JSLNX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$33	0.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JORRX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$74	1.53%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JORIX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$63	1.30%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JORNX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$44	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JEASX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$60	1.23%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JECTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$65	1.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JEDTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$48	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JEUIX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$48	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JETNX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$42	0.86%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JEGRX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$54	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JESSX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$48	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JETTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$54	1.10%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JATAX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$49	1.03%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JAGCX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$84	1.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNGTX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$40	0.83%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JATIX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$38	0.80%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JATNX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$34	0.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JATSX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$58	1.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAGTX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$45	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDNAX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$48	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JGICX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$79	1.62%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNGIX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$36	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JGINX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$35	0.72%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JDNNX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$30	0.62%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDNRX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$66	1.36%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JADGX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$54	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAGIX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$42	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JDIAX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$57	1.15%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JIGCX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$93	1.88%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNOSX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$44	0.88%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JIGFX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$43	0.86%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JDINX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$37	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JDIRX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$74	1.49%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JIGRX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$61	1.24%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAOSX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$49	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JRAAX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$48	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JRACX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$85	1.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JNRFX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$38	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JRAIX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$38	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JRANX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$33	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JRARX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$68	1.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JRASX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$57	1.17%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAMRX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$44	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JGMAX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$54	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JGMCX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$80	1.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANIX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$38	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JSMGX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$37	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JGMNX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$32	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class R Shares:JGMRX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$67	1.41%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JGMIX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$55	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JATTX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$44	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JDDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$42	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JIDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$39	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JNDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$36	0.73%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class A Shares:JVTAX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$50	1.04%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class C Shares:JVTCX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$88	1.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class D Shares:JANVX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$38	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class I Shares:JVTIX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$37	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class N Shares:JVTNX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$32	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class S Shares:JVTSX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$56	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2025
Class T Shares:JAVTX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$43	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-71054A 05-25

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Balanced Fund
Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 12.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.5020%, 9/15/34ž,‡	$11,417,538	$11,229,289
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	9,282,486	9,315,035
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	607,520	595,980
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	1,782,157	1,739,046
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,916,200	1,821,698
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	4,033,457	3,975,670
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	23,824,120	23,544,747
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	26,270,448	25,744,940
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	2,601,118	2,416,979
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	20,395,209	20,415,669
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	29,842,000	29,841,603
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 5.6748%, 7/18/34ž,‡	5,454,000	5,457,681
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	929,763	926,913
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	8,221,000	8,211,948
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	24,995,203	24,966,589
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	32,899,069	32,904,520
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 7/20/37ž,‡	5,292,308	5,293,707
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,566,039
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4965%, 1/27/50ž,‡	9,329,952	7,989,912
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.2626%, 11/27/48ž,‡	2,077,000	1,966,189
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.1848%, 11/27/48ž,‡	4,286,000	4,023,714
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	8,386,000	8,173,281
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6920%, 7/15/37ž,‡	19,509,000	19,519,158
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5192%, 3/17/42ž,‡	25,528,000	25,329,926
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2172%, 4/15/37ž,‡	21,212,000	21,211,983
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	20,831,000	21,638,982
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	28,558,461
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,809,241
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	4,134,000	3,820,483
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,588,566
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	18,764,000	18,658,193
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	14,912,300	14,828,212
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.0858%, 5/15/38ž,‡	3,303,322	3,288,521
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3837%, 9/15/36ž,‡	15,945,000	15,801,364
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0837%, 9/15/36ž,‡	16,692,000	16,484,373
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	13,967,477	13,852,097
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2592%, 11/15/28ž,‡	18,578,211	18,554,414
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0082%, 11/15/28ž,‡	$15,919,610	$15,680,903
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	27,154,000	27,167,806
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	37,031,000	37,057,235
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	11,585,000	11,576,030
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	29,782,657	29,804,510
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6120%, 12/15/39ž,‡	16,294,394	16,244,488
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9615%, 12/15/39ž,‡	11,257,257	11,231,011
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8106%, 7/15/29ž,‡	24,841,746	24,708,384
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	33,959,000	33,596,001
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	7,887,000	7,837,167
BX Commercial Mortgage Trust 2024-VLT5 C, 5.7792%, 11/13/46ž,‡	4,221,000	4,178,629
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4692%, 2/15/35ž,‡	25,165,000	24,941,243
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4630%, 3/15/30ž,‡	31,970,000	31,730,487
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7127%, 3/15/30ž,‡	6,996,000	6,934,870
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7634%, 4/16/40ž,‡	12,661,000	12,651,997
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,032,561
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 5.6932%, 10/21/37ž,‡	23,882,000	23,911,950
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9609%, 8/15/41ž,‡	17,061,000	16,990,144
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6100%, 8/15/41ž,‡	12,544,811	12,442,710
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7348%, 1/22/35ž,‡	16,984,000	16,961,885
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3048%, 1/22/35ž,‡	6,819,244	6,785,093
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	25,100,000	25,141,558
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	21,107,000	21,139,833
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,588,260	8,477,120
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	805,527
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,867,989	15,167,244
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,992,082	5,635,887
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,592,148	17,620,467
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,846,356	50,212,709
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 2/25/50ž,‡	13,172,898	12,833,247
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.6566%, 10/26/37ž,‡	29,291,000	29,305,748
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 5.6829%, 7/17/37ž,‡	36,304,000	36,271,620
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.6548%, 7/18/31ž,‡	8,245,058	8,238,318
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1520%, 1/23/35ž,‡	5,524,216	5,515,193
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	432,797	418,849
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	$24,350,000	$24,159,819
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	21,257,000	21,455,274
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	13,235,000	13,418,638
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	32,659,000	32,769,918
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 12/25/41ž,‡	11,430,000	11,429,996
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3397%, 1/27/42ž,‡	12,368,000	12,617,108
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	4,637,107	4,655,409
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3397%, 4/25/42ž,‡	9,001,000	9,192,163
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8357%, 9/25/42ž,‡	11,630,870	11,798,552
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6357%, 5/25/43ž,‡	10,674,737	10,872,035
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	8,186,526	8,209,269
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2857%, 9/25/43ž,‡	3,908,049	3,923,965
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/26/43ž,‡	7,655,893	7,665,548
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/44ž,‡	7,457,289	7,441,614
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 3/25/44ž,‡	4,938,655	4,932,695
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	6,627,652	6,614,539
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 7/25/44ž,‡	4,546,687	4,539,242
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4357%, 1/25/45ž,‡	4,665,411	4,654,714
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 2/27/45ž,‡	8,966,670	8,949,002
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	441,117	441,287
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	5,323,052	5,389,261
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	1,248,652	1,254,888
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	16,432,000	16,423,115
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,421,703	4,359,910
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	4,357,481	4,360,230
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,414,557
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,285,729
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	31,594,270
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	6,852,820	6,742,652
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,585,555	3,067,738
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,710,757	4,328,956
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,424,796
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	11,570,894	11,598,785
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	39,641,000	39,663,163
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,828,024	1,816,197
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5135%, 7/15/38ž,‡	7,881,102	7,876,276
Fannie Mae REMICS, 3.0000%, 5/25/48	6,235,056	5,537,973
Fannie Mae REMICS, 3.0000%, 11/25/49	8,479,850	7,582,762
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	9,841,275	10,010,505
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	9,307,052	9,461,069
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	$6,412,269	$6,464,931
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	12,049,686	11,941,165
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	13,387,000	13,387,000
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	10,307,497	9,788,012
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	18,239,709	15,454,586
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	3,099,529	3,041,578
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/25/41ž,‡	4,832,900	4,833,697
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 11/25/41ž,‡	4,638,726	4,621,100
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	5,220,531	5,254,311
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.2897%, 12/25/41ž,‡	14,795,185	14,724,613
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6897%, 12/25/41ž,‡	6,594,891	6,644,817
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6397%, 2/25/42ž,‡	1,997,772	1,998,694
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 4/25/42ž,‡	2,360,270	2,378,886
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4397%, 3/25/42ž,‡	3,708,340	3,727,204
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6397%, 8/25/42ž,‡	4,390,362	4,464,225
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	4,698,569	4,760,017
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	877,035	880,368
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	7,436,968	7,467,064
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 5/25/44ž,‡	11,332,531	11,316,680
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 10/25/44ž,‡	4,580,932	4,572,264
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/45ž,‡	9,148,423	9,122,338
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4897%, 2/27/45ž,‡	21,462,290	21,426,223
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	5,263,000	4,823,614
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	19,069,268	16,202,852
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	18,745,810	18,781,328
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	7,709,000	7,722,531
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 5/15/41ž,‡	29,946,000	29,944,250
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	34,333,000	34,333,000
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2520%, 1/23/35ž,‡	5,360,143	5,366,387
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,642,882
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	26,188,000	26,342,863
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	19,839,000	19,854,808
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,358,942
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	3,340,772	3,310,942
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	644,000	638,235
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6200%, 3/17/42ž,‡	21,828,000	21,728,541
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	2,766,445	2,768,277
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9103%, 6/15/39ž,‡	19,813,000	19,763,587
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.5348%, 3/20/30ž,‡	$994,931	$994,091
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	4,039,096	4,017,772
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	3,629,345	3,675,376
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	6,407,000	6,360,842
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	15,867,815	15,887,328
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,579,060
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,379,116
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	24,958,544
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5335%, 3/15/38ž,‡	10,766,700	10,663,010
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6144%, 5/15/39ž,‡	36,759,000	35,577,458
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1131%, 5/15/39ž,‡	6,155,000	5,631,270
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,356,253	1,357,475
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	5,243,000	5,282,528
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9076%, 10/16/37ž,‡	11,944,000	11,916,364
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.5448%, 4/20/32ž,‡	26,424,918	26,408,492
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	30,033,704	30,048,880
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	2,876,320	2,886,698
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	9,790,530	9,107,337
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	12,345,982	11,487,537
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	7,194,989	6,112,832
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	8,504,989	8,297,178
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2344%, 4/15/38ž,‡	8,449,389	8,416,614
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7844%, 4/15/38ž,‡	12,522,636	12,465,929
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.0612%, 3/15/39ž,‡	9,928,000	9,852,327
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	7,736,329
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	947,370	917,182
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	16,039,274	15,945,499
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,365,913
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	35,750,000	35,783,391
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	1,963,593	1,928,041
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	4,147,530	3,980,554
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	13,628,030	13,760,186
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 10/19/37ž,‡	17,357,000	17,333,985
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	12,457,319	12,080,518
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,803,960
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	13,427,463	12,436,893
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	10,411,895	8,848,913
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.8632%, 7/20/37ž,‡	7,550,000	7,548,334
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5529%, 10/17/36ž,‡	24,995,203	24,997,355
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8620%, 7/15/37ž,‡	2,354,880	2,354,132
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,434,188	3,768,549
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	$11,733,378	$9,921,738
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4083%, 11/15/40ž,‡	5,893,591	5,910,901
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5551%, 11/15/40ž,‡	4,126,381	4,130,212
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	13,011,781	12,437,485
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	13,942,000	13,325,599
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	7,140,863	7,151,211
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	19,306,219	19,328,136
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	5,592,078	5,437,135
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 5.7029%, 7/17/37ž,‡	33,718,254	33,745,606
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2548%, 1/22/35ž,‡	5,891,224	5,897,509
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7020%, 7/15/39ž,‡	20,435,353	20,452,506
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	23,400,017	24,094,984
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	12,825,323	13,154,040
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	8,565,129	8,634,311
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	9,785,067	9,881,679
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,439,509
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	870,453	870,418
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	1,660,844	1,669,918
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5100%, 3/15/35ž,‡	29,118,000	28,920,716
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8615%, 11/15/34ž,‡	27,937,000	27,876,943
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,893,898	1,555,443
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	754,764	667,611
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/21/37ž,‡	24,810,000	24,847,215
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3200%, 1/15/39ž,‡	10,990,000	10,906,058
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1645%, 11/15/38ž,‡	2,069,657	2,055,954
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.7621%, 3/15/42ž,‡	25,903,000	25,609,920
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	4,972,548
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6031%, 4/15/42ž,‡	8,177,000	8,138,973
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 10/21/37ž,‡	25,800,000	25,816,373
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	14,644,028	15,909,815
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	8,842,152	8,884,798
The Huntington National Bank 2025-VTT A, 5.2704%, 3/15/38ž,‡	29,711,000	29,678,855
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 5.7148%, 7/20/34ž,‡	7,594,000	7,588,210
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	7,590,000	7,600,581
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	23,414,873	24,564,897
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	11,710,585	10,865,909
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	17,832,000	17,548,071
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,689,377
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3345%, 7/15/39ž,‡	8,418,000	8,152,182
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8432%, 7/20/37ž,‡	10,074,095	10,054,121
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6845%, 2/15/40ž,‡	2,043,132	2,033,348
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,606,361	3,271,122
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,321,762	8,104,006
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	$1,617,744	$1,592,794
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	8,628,892	7,967,126
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	5,514,327	5,540,080
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	8,846,382	8,980,757
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	11,291,911	11,342,593
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	31,587,463	31,780,289
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	12,278,940	12,428,924
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	21,277,803	21,359,724
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	16,442,007	16,383,980
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	26,220,056	26,052,208
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	15,714,380	15,700,801
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	13,390,224	13,398,527
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	5,933,826	5,945,156
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	16,899,357	16,900,222
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	7,371,000	7,381,492
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,099,629,009)		3,091,604,386
Bank Loans and Mezzanine Loans – 0.7%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 8/4/31‡	29,689,367	29,460,966
Consumer Cyclical – 0.1%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.0519%, 10/16/31‡	12,750,925	12,711,142
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	23,224,295	23,171,111
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	14,930,970	14,952,169
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.5492%, 8/18/31‡	27,252,055	27,134,475
		42,086,644
Technology – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 9/29/31‡	17,702,632	17,125,855
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	37,445,835	37,076,245
Total Bank Loans and Mezzanine Loans (cost $162,672,125)		161,631,963
Corporate Bonds – 14.4%
Banking – 4.3%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	47,490,000	48,144,600
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,090,721
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	78,359,000	78,209,291
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	13,087,486
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,666,904
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	24,766,701
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	12,805,000	12,327,432
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,560,525
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,276,056
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,194,979
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	24,041,234
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,959,000	17,917,605
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,669,545
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	14,511,000	14,560,162
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	49,868,651
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	8,361,000	8,344,817
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	28,640,000	32,735,970
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	5,852,000	5,990,392
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Goldman Sachs Group Inc, 3.5000%, 4/1/25	$39,166,000	$39,166,000
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	24,815,000	25,152,569
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	21,952,000	22,258,475
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	12,858,000	12,969,606
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	22,248,770
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	22,735,713
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	10,200,000	10,313,272
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	21,125,000	21,454,458
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	20,260,000	20,696,417
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	24,786,881
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,558,741
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	11,172,925
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,116,672
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,705,924
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	14,045,000	14,162,356
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,439,533
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,507,149
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	24,161,504
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	25,330,257
Nordea Bank Abp, 5.3750%, 9/22/27ž	30,280,000	30,845,709
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	7,381,000	7,510,369
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	10,386,000	10,570,558
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	24,685,751
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	23,966,000	24,044,965
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	14,133,000	14,326,262
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	34,519,000	35,354,851
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,731,474
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	9,252,000	9,442,505
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,079,747
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	20,690,000	20,859,326
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	22,770,000	22,906,715
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	16,991,971
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	43,951,000	44,687,811
		1,093,428,307
Basic Industry – 0.2%
Glencore Funding LLC, 5.1860%, 4/1/30ž	7,973,000	8,024,388
Glencore Funding LLC, 5.6730%, 4/1/35ž	31,706,000	31,813,872
		39,838,260
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	22,767,000	23,316,885
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	23,429,000	24,068,143
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	40,053,000	39,411,455
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	31,800,107
LPL Holdings Inc, 5.2000%, 3/15/30	8,509,000	8,543,986
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	19,956,681
LPL Holdings Inc, 5.6500%, 3/15/35	14,248,000	14,108,858
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	31,747,425
		192,953,540
Capital Goods – 1.0%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	29,392,000	29,491,400
Berry Global Inc, 5.8000%, 6/15/31	32,563,000	33,831,786
Berry Global Inc, 5.6500%, 1/15/34	5,911,000	5,997,049
Boeing Co/The, 6.2980%, 5/1/29	18,928,000	19,849,632
Boeing Co/The, 5.1500%, 5/1/30	19,729,000	19,851,359
Boeing Co/The, 6.3880%, 5/1/31	19,467,000	20,744,402
Boeing Co/The, 6.5280%, 5/1/34	18,746,000	20,086,081
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Boeing Co/The, 7.0080%, 5/1/64	$6,376,000	$6,908,978
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	15,902,000	16,002,978
Regal Rexnord Corp, 6.0500%, 4/15/28	16,939,000	17,377,307
TransDigm Inc, 6.3750%, 3/1/29ž	5,971,000	6,031,874
TransDigm Inc, 6.6250%, 3/1/32ž	26,896,000	27,238,772
WESCO Distribution Inc, 6.3750%, 3/15/29ž	11,336,000	11,467,566
WESCO Distribution Inc, 6.6250%, 3/15/32ž	14,352,000	14,558,956
		249,438,140
Communications – 0.7%
AppLovin Corp, 5.3750%, 12/1/31	18,923,000	19,018,997
AppLovin Corp, 5.5000%, 12/1/34	22,083,000	22,078,068
AppLovin Corp, 5.9500%, 12/1/54	6,403,000	6,288,576
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,464,192
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	45,850,000	47,524,633
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	15,287,000	12,276,126
T-Mobile USA Inc, 4.8500%, 1/15/29	14,640,000	14,722,691
T-Mobile USA Inc, 5.1250%, 5/15/32	14,809,000	14,902,127
T-Mobile USA Inc, 5.3000%, 5/15/35	32,085,000	32,257,161
T-Mobile USA Inc, 5.8750%, 11/15/55	11,068,000	11,142,372
		181,674,943
Consumer Cyclical – 0.9%
CBRE Services Inc, 5.9500%, 8/15/34	33,063,000	34,568,712
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,276,319
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	15,207,000	14,588,421
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,664,108
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,525,117
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,173,671
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,448,566
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,227,745
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,817,675
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	31,002,000	30,488,684
LKQ Corp, 5.7500%, 6/15/28	13,113,000	13,405,507
LKQ Corp, 6.2500%, 6/15/33	19,272,000	20,041,988
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	4,065,000	3,991,517
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	7,084,000	7,078,930
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	7,895,000	7,835,743
VICI Properties LP, 5.6250%, 4/1/35	16,210,000	16,118,292
ZF North America Capital Inc, 6.7500%, 4/23/30ž	12,102,000	11,499,677
ZF North America Capital Inc, 6.8750%, 4/23/32ž	10,126,000	9,394,181
		236,144,853
Consumer Non-Cyclical – 1.3%
AbbVie Inc, 5.4000%, 3/15/54	8,659,000	8,504,814
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,508,527
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,833,814
CVS Health Corp, 5.7000%, 6/1/34	14,746,000	14,974,692
CVS Health Corp, 4.7800%, 3/25/38	16,581,000	14,877,303
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	11,193,692
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,162,299
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,197,476
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,417,939
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,152,238
HCA Inc, 3.6250%, 3/15/32	10,927,000	9,878,326
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,408,437
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,792,143
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,880,225
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Mars Inc, 4.8000%, 3/1/30ž	$11,692,000	$11,758,876
Mars Inc, 5.0000%, 3/1/32ž	8,833,000	8,871,182
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	16,064,783
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	21,151,069
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,525,070
Solventum Corp, 5.4000%, 3/1/29	19,797,000	20,195,146
Solventum Corp, 5.4500%, 3/13/31	30,323,000	30,892,261
Solventum Corp, 5.6000%, 3/23/34	39,969,000	40,515,173
Solventum Corp, 6.0000%, 5/15/64	14,047,000	13,791,738
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	26,530,818
		340,078,041
Electric – 0.5%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	22,114,129
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	35,827,986
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	14,497,502
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,739,530
National Grid PLC, 5.8090%, 6/12/33	16,262,000	16,757,596
Xcel Energy Inc, 5.6000%, 4/15/35	12,145,000	12,193,032
		119,129,775
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,179,553
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	5,254,000	5,459,540
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,041,031
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,651,925
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	13,824,302
DT Midstream Inc, 4.3750%, 6/15/31ž	15,063,000	13,855,065
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,676,049
DT Midstream Inc, 5.8000%, 12/15/34ž	18,097,000	18,181,477
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	11,813,495
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,919,315
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	630,187
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	10,948,256
Occidental Petroleum Corp, 5.2000%, 8/1/29	9,302,000	9,295,788
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,858,376
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,664,463
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,446,982
Occidental Petroleum Corp, 5.3750%, 1/1/32	21,392,000	21,073,317
Occidental Petroleum Corp, 5.5500%, 10/1/34	19,529,000	19,074,712
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	22,934,249
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,042,878
Viper Energy Partners LP, 7.3750%, 11/1/31ž	19,853,000	20,749,899
		272,320,859
Finance Companies – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	10,114,000	10,071,560
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,715,832
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,525,448
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,695,233
		38,008,073
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	8,972,000	9,209,481
Insurance – 1.6%
Aon North America Inc, 5.3000%, 3/1/31	22,096,000	22,607,338
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	46,055,205
Arthur J Gallagher & Co, 4.8500%, 12/15/29	3,520,000	3,544,316
Arthur J Gallagher & Co, 5.0000%, 2/15/32	3,263,000	3,262,725
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	10,948,806
Arthur J Gallagher & Co, 5.4500%, 7/15/34	19,427,000	19,724,285
Arthur J Gallagher & Co, 5.1500%, 2/15/35	8,158,000	8,084,228
Athene Global Funding, 2.7170%, 1/7/29ž	21,681,000	20,047,262
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Athene Global Funding, 2.6460%, 10/4/31ž	$17,357,000	$14,881,337
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,277,942
Centene Corp, 4.2500%, 12/15/27	53,971,000	52,663,660
Elevance Health Inc, 4.9500%, 11/1/31	23,823,000	23,882,166
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	13,073,120
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,660,128
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,007,538
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	32,973,359
Health Care Service Corp, 5.8750%, 6/15/54ž	13,584,000	13,349,567
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,324,602
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,517,218
Humana Inc, 5.7500%, 4/15/54	13,360,000	12,412,263
UnitedHealth Group Inc, 4.9500%, 1/15/32	32,617,000	32,846,660
UnitedHealth Group Inc, 5.1500%, 7/15/34	13,111,000	13,199,732
		406,343,457
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	21,975,437
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	33,827,000	34,381,932
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	18,846,797
		53,228,729
Technology – 1.5%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	10,074,000
Broadcom Inc, 5.0500%, 7/12/29	22,005,000	22,310,635
Broadcom Inc, 4.3500%, 2/15/30	16,994,000	16,744,719
Broadcom Inc, 5.1500%, 11/15/31	13,982,000	14,179,582
Cadence Design Systems Inc, 4.3000%, 9/10/29	11,962,000	11,843,263
Cadence Design Systems Inc, 4.7000%, 9/10/34	14,339,000	14,000,480
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,221,068
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	18,138,921
Fiserv Inc, 4.7500%, 3/15/30	8,443,000	8,423,285
Fiserv Inc, 5.1500%, 8/12/34	33,417,000	33,144,516
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	5,367,000	5,453,432
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	11,728,000	11,934,206
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	8,981,000	9,002,348
Foundry JV Holdco LLC, 6.1000%, 1/25/36ž	3,024,000	3,095,949
Intel Corp, 2.4500%, 11/15/29	6,546,000	5,869,799
Intel Corp, 5.1250%, 2/10/30	8,705,000	8,766,190
Intel Corp, 5.7000%, 2/10/53	17,047,000	15,669,567
Intel Corp, 5.6000%, 2/21/54#	4,262,000	3,875,849
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,833,294
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,782,132
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,324,995
MSCI Inc, 3.6250%, 9/1/30ž	25,762,000	23,830,589
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	20,055,064
Synopsys Inc, 4.8500%, 4/1/30	7,667,000	7,717,435
Synopsys Inc, 5.0000%, 4/1/32	14,671,000	14,707,160
Synopsys Inc, 5.7000%, 4/1/55	21,791,000	21,636,564
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,552,594
Western Digital Corp, 4.7500%, 2/15/26	20,239,000	20,122,448
		366,310,084
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,351,991
Total Corporate Bonds (cost $3,628,445,427)		3,634,433,970
Mortgage-Backed Securities – 8.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	9,216,602	7,992,490
3.5000%, TBA, 30 Year Maturity	13,981,837	12,616,497
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae – (continued)
5.5000%, TBA, 30 Year Maturity	$18,632,212	$18,606,965
6.0000%, TBA, 30 Year Maturity	10,617,091	10,781,337
		49,997,289
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	17,443	17,874
BO3223, 3.0000%, 10/1/34	844,805	806,746
BO4725, 2.5000%, 11/1/34	636,769	595,878
BO7717, 3.0000%, 11/1/34	360,726	344,729
BO5957, 3.0000%, 12/1/34	370,855	353,862
FS3713, 2.5000%, 12/1/36	27,827,601	25,941,117
995757, 6.0000%, 2/1/37	156,033	163,412
AL6997, 4.5000%, 11/1/42	895,839	885,280
AB7563, 3.0000%, 1/1/43	569,690	517,489
MA1363, 3.0000%, 2/1/43	127,030	114,887
AT2957, 3.0000%, 5/1/43	1,281,626	1,156,252
AL5942, 5.0000%, 7/1/44	94,321	94,653
AL5887, 4.5000%, 10/1/44	2,157,787	2,121,324
AL6542, 4.5000%, 3/1/45	3,510,005	3,450,692
AL6842, 4.0000%, 5/1/45	604,717	576,109
AL7381, 4.5000%, 6/1/45	1,771,857	1,742,667
BM3912, 3.0000%, 3/1/47	4,140,991	3,686,635
CA0108, 3.5000%, 8/1/47	699,468	648,429
BH1902, 3.5000%, 12/1/47	264,645	245,334
BM3282, 3.5000%, 12/1/47	210,477	195,119
BJ4559, 3.5000%, 1/1/48	2,034,479	1,873,192
BJ4566, 4.0000%, 1/1/48	7,098,057	6,746,546
BJ4567, 4.0000%, 1/1/48	2,609,902	2,479,078
CA4646, 3.0000%, 2/1/48	2,652,555	2,370,735
BJ5170, 3.5000%, 3/1/48	358,715	331,549
BK1964, 4.0000%, 3/1/48	2,047,927	1,945,340
BK3211, 4.5000%, 3/1/48	86,832	84,280
BJ9181, 5.0000%, 5/1/48	2,161,442	2,157,363
BN0012, 4.5000%, 8/1/48	47,675	46,274
MA3521, 4.0000%, 11/1/48	5,003,080	4,726,399
BN3899, 4.0000%, 12/1/48	746,718	705,423
FM3664, 4.0000%, 3/1/49	2,415,075	2,281,516
CA3683, 4.5000%, 6/1/49	293,419	284,674
BJ8459, 3.0000%, 8/1/49	2,824,522	2,454,538
BO4113, 3.0000%, 8/1/49	1,378,636	1,198,048
CA4035, 4.5000%, 8/1/49	454,612	441,062
MA3774, 3.0000%, 9/1/49	9,640,899	8,468,492
BO2983, 3.0000%, 9/1/49	577,085	513,445
MA3908, 4.5000%, 1/1/50	637,401	618,461
CA5327, 2.5000%, 3/1/50	2,359,573	1,966,397
CA5573, 4.0000%, 4/1/50	1,920,475	1,807,216
MA4079, 3.0000%, 7/1/50	8,240,905	7,230,941
BM7069, 4.5000%, 7/1/50	14,092,135	13,252,854
CA6635, 2.5000%, 8/1/50	46,845,674	39,817,416
BK2913, 2.5000%, 8/1/50	1,751,780	1,493,175
FM5076, 4.0000%, 8/1/50	1,629,139	1,533,062
FS2713, 4.5000%, 10/1/50	10,411,750	10,105,763
FS2546, 4.0000%, 3/1/51	398,000	375,990
MA4378, 2.0000%, 7/1/51	56,322,121	45,034,272
FS0359, 2.5000%, 1/1/52	12,192,127	10,302,804
CB2681, 3.5000%, 1/1/52	2,298,581	2,108,497
FS0662, 2.5000%, 2/1/52	58,036,497	49,007,038
FS5130, 2.5000%, 2/1/52	53,010,460	44,705,474
CB2750, 2.5000%, 2/1/52	26,284,683	22,016,580
CB2891, 3.0000%, 2/1/52	35,252,133	30,836,880
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BV2802, 3.0000%, 2/1/52	$4,674,488	$4,084,552
CB2907, 3.5000%, 2/1/52	6,076,397	5,573,430
CB3043, 2.5000%, 3/1/52	24,220,059	20,451,843
FS1081, 2.5000%, 3/1/52	23,893,382	20,125,389
FS5988, 2.5000%, 3/1/52	21,990,786	18,511,452
CB3042, 2.5000%, 3/1/52	8,866,073	7,489,560
BT2256, 2.5000%, 3/1/52	2,147,803	1,809,094
BV2965, 2.5000%, 3/1/52	1,804,291	1,519,754
BV5152, 2.5000%, 3/1/52	1,625,531	1,372,627
BV2962, 2.5000%, 3/1/52	694,303	585,787
BV4144, 3.0000%, 3/1/52	10,804,491	9,489,042
CB3123, 3.5000%, 3/1/52	39,833,289	36,509,878
FS1184, 3.5000%, 3/1/52	3,840,894	3,522,634
CB3240, 3.0000%, 4/1/52	17,363,633	15,224,193
BV5379, 3.0000%, 4/1/52	9,454,194	8,318,386
BV5380, 3.0000%, 4/1/52	8,248,964	7,243,720
BV5394, 3.5000%, 4/1/52	7,867,159	7,205,328
FS1869, 3.5000%, 4/1/52	5,840,734	5,353,424
BV5393, 3.5000%, 4/1/52	4,236,670	3,882,564
BV8485, 3.5000%, 4/1/52	2,575,227	2,358,583
BV4203, 3.5000%, 4/1/52	1,462,122	1,340,025
BV8484, 3.5000%, 4/1/52	1,385,055	1,269,290
BV7632, 4.5000%, 4/1/52	1,303,294	1,250,843
BV6879, 4.5000%, 4/1/52	1,190,223	1,142,322
BV7132, 4.5000%, 4/1/52	682,257	654,693
BW0081, 4.5000%, 4/1/52	619,941	594,896
BW0072, 4.5000%, 4/1/52	541,481	519,605
BV7131, 4.5000%, 4/1/52	348,720	334,632
FS6926, 2.5000%, 5/1/52	60,790,821	51,235,266
BV8544, 3.5000%, 5/1/52	4,334,847	3,969,853
FS3377, 4.0000%, 5/1/52	8,585,256	8,110,472
BW0343, 4.5000%, 5/1/52	1,889,345	1,813,015
FS9074, 3.0000%, 6/1/52	48,360,470	42,264,125
FS5668, 3.0000%, 6/1/52	12,650,714	11,055,959
FS3160, 3.0000%, 6/1/52	4,867,854	4,252,383
CB3837, 3.5000%, 6/1/52	25,405,117	23,279,596
FS2144, 3.5000%, 6/1/52	14,531,271	13,323,819
FS5491, 3.0000%, 7/1/52	20,908,019	18,264,498
FS5339, 3.0000%, 7/1/52	12,107,120	10,577,753
CB4076, 3.5000%, 7/1/52	3,781,552	3,465,168
CB4329, 3.5000%, 7/1/52	1,268,088	1,162,620
BW0972, 4.5000%, 7/1/52	6,747,358	6,481,418
CB4320, 3.5000%, 8/1/52	2,575,286	2,359,625
BW7369, 5.0000%, 10/1/52	5,887,304	5,833,092
BW1288, 5.0000%, 10/1/52	2,626,818	2,600,559
BT8021, 5.0000%, 1/1/53	2,381,961	2,358,865
BX5759, 5.0000%, 1/1/53	810,965	802,607
BX5969, 5.0000%, 2/1/53	987,200	979,118
BX8071, 5.0000%, 3/1/53	593,560	587,573
BX7860, 5.5000%, 3/1/53	359,228	363,083
BX9351, 5.0000%, 4/1/53	1,152,991	1,141,362
BY0782, 5.5000%, 4/1/53	182,510	184,444
BY1920, 5.0000%, 5/1/53	588,926	582,863
BY1896, 5.5000%, 5/1/53	335,834	339,369
BY0866, 5.5000%, 5/1/53	173,689	175,518
BY3263, 5.0000%, 6/1/53	1,165,746	1,153,251
BY2783, 5.0000%, 6/1/53	710,890	703,420
FS5292, 5.5000%, 6/1/53	29,627,883	29,993,037
BY4284, 5.5000%, 6/1/53	480,122	486,282
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB6686, 4.5000%, 7/1/53	$3,355,356	$3,250,825
FS9027, 5.5000%, 7/1/53	59,547,536	60,218,692
BY6374, 5.5000%, 7/1/53	1,376,721	1,391,024
BY7004, 5.5000%, 7/1/53	741,214	750,663
BY6690, 5.0000%, 8/1/53	698,859	692,275
CB7112, 5.5000%, 9/1/53	23,059,093	23,306,703
CB7430, 5.5000%, 11/1/53	6,752,109	6,861,817
FS8037, 6.0000%, 1/1/54	6,860,379	7,108,083
CB8221, 5.5000%, 3/1/54	40,028,070	40,198,918
CB8134, 5.5000%, 3/1/54	12,421,546	12,625,086
FS7607, 6.0000%, 3/1/54	6,058,205	6,260,573
FS7643, 6.0000%, 4/1/54	14,394,766	14,861,763
CB8543, 6.0000%, 5/1/54	37,367,937	38,438,626
CB8818, 5.0000%, 7/1/54	10,836,725	10,682,333
FS9246, 5.5000%, 10/1/54	6,985,803	7,054,780
CB9612, 5.5000%, 12/1/54	27,014,342	27,095,077
BF0130, 3.5000%, 8/1/56	9,073,751	8,179,176
BF0167, 3.0000%, 2/1/57	9,102,761	7,785,264
BF0189, 3.0000%, 6/1/57	167,794	143,469
BF0619, 2.5000%, 3/1/62	54,842,725	44,213,753
BF0598, 2.5000%, 3/1/62	17,976,141	14,786,723
		1,138,522,444
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,407,518	1,331,186
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	6,701,175	6,498,516
ZK8962, 3.0000%, 9/1/32	1,771,147	1,705,011
ZK9009, 3.0000%, 10/1/32	876,811	843,222
ZK9085, 3.0000%, 12/1/32	553,511	533,243
ZK9163, 3.0000%, 1/1/33	1,136,923	1,093,804
SB0040, 2.5000%, 12/1/33	7,490,311	7,147,130
QN0786, 3.0000%, 10/1/34	2,084,812	1,990,397
QN0783, 3.0000%, 10/1/34	958,820	914,152
SB0116, 2.5000%, 11/1/34	2,445,023	2,290,293
QN0951, 2.5000%, 11/1/34	652,611	611,741
SB0866, 2.5000%, 6/1/37	21,353,799	19,795,014
ZS3695, 6.0000%, 4/1/40	2,294,876	2,409,322
ZT1145, 4.5000%, 5/1/44	678,728	667,546
ZT1167, 4.0000%, 4/1/45	17,923	17,075
ZT1257, 3.0000%, 1/1/46	386,972	350,669
ZM1434, 3.5000%, 7/1/46	1,638,449	1,513,471
ZT1633, 4.0000%, 3/1/47	823,025	782,313
ZT0534, 3.5000%, 12/1/47	5,039,330	4,635,240
ZM5707, 3.5000%, 2/1/48	1,820,261	1,671,604
ZM5945, 4.0000%, 3/1/48	1,751,817	1,664,062
ZM5865, 4.5000%, 3/1/48	80,192	77,835
ZM6276, 4.0000%, 4/1/48	1,933,356	1,835,301
ZM6220, 4.0000%, 4/1/48	1,828,403	1,727,289
ZM6427, 4.0000%, 5/1/48	3,330,409	3,146,230
ZM7182, 4.5000%, 7/1/48	580,815	563,745
ZM7926, 5.0000%, 9/1/48	106,039	105,544
ZT1320, 4.0000%, 11/1/48	448,455	423,654
SI2017, 4.0000%, 12/1/48	5,537,370	5,231,384
ZN2165, 4.5000%, 12/1/48	1,662,943	1,627,167
ZA7158, 4.5000%, 6/1/49	397,749	384,010
RA1087, 4.5000%, 7/1/49	3,037,324	2,932,412
RA1088, 4.5000%, 7/1/49	510,535	495,318
QA2159, 3.0000%, 8/1/49	779,306	677,225
RA1188, 4.5000%, 8/1/49	2,801,191	2,704,434
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QA4936, 3.0000%, 12/1/49	$1,001,033	$879,300
QA5622, 3.0000%, 12/1/49	778,214	683,577
RA1999, 4.5000%, 1/1/50	1,911,111	1,845,099
SD8040, 4.5000%, 1/1/50	490,753	476,171
QA8274, 3.5000%, 3/1/50	575,207	521,618
SD1551, 4.0000%, 3/1/50	5,379,416	5,081,922
SE9056, 4.5000%, 3/1/50	6,160,215	5,634,689
QB1708, 2.5000%, 8/1/50	973,927	830,454
QB2976, 2.5000%, 8/1/50	368,710	314,280
QB3353, 2.5000%, 9/1/50	1,695,289	1,444,500
SD1143, 4.5000%, 9/1/50	15,655,275	15,195,188
RA5285, 2.5000%, 5/1/51	37,621,842	31,606,094
SD1137, 2.5000%, 6/1/51	14,497,927	12,295,838
QC5848, 2.5000%, 8/1/51	43,066,025	36,153,055
RA5906, 2.5000%, 9/1/51	35,158,638	29,643,045
SD0688, 2.5000%, 10/1/51	37,790,565	31,823,146
SD7548, 2.5000%, 11/1/51	12,915,929	10,934,458
QD6087, 2.5000%, 1/1/52	3,692,348	3,124,776
QD4842, 2.5000%, 1/1/52	2,393,080	2,024,485
QD7069, 2.5000%, 2/1/52	5,698,917	4,812,266
QD9513, 2.5000%, 2/1/52	3,352,796	2,813,991
QD6554, 3.0000%, 2/1/52	3,139,929	2,757,995
QD6555, 3.0000%, 2/1/52	2,008,317	1,767,494
SD0931, 2.5000%, 3/1/52	28,354,527	23,841,950
QD8288, 2.5000%, 3/1/52	917,160	772,524
QD9182, 3.0000%, 3/1/52	2,969,490	2,613,076
QE0318, 4.5000%, 3/1/52	292,566	280,792
QE0354, 3.5000%, 4/1/52	3,015,336	2,761,668
QE1072, 3.5000%, 4/1/52	2,916,936	2,671,546
SD0943, 3.5000%, 4/1/52	2,464,083	2,260,312
QE1073, 3.5000%, 4/1/52	859,799	787,936
QD9191, 3.5000%, 4/1/52	748,691	686,170
SD8212, 2.5000%, 5/1/52	13,246,927	11,040,948
SD3493, 2.5000%, 5/1/52	11,933,494	10,056,507
SD7023, 3.0000%, 6/1/52	16,461,704	14,389,620
SD1840, 3.0000%, 6/1/52	11,732,595	10,249,176
SD1150, 3.5000%, 6/1/52	4,931,506	4,523,306
QF0488, 5.5000%, 9/1/52	6,786,026	6,847,544
QF2386, 5.0000%, 10/1/52	11,536,128	11,412,243
QF2145, 5.0000%, 10/1/52	362,775	358,879
QF2437, 5.5000%, 10/1/52	391,686	397,997
QF7813, 5.0000%, 1/1/53	469,380	464,752
QF6841, 5.0000%, 1/1/53	408,923	404,356
QF8398, 5.0000%, 3/1/53	1,693,866	1,677,139
QF9871, 5.0000%, 3/1/53	1,632,661	1,616,194
QG1442, 5.0000%, 4/1/53	1,873,348	1,848,290
QG2380, 5.0000%, 5/1/53	5,681,394	5,621,698
QG3598, 5.0000%, 5/1/53	3,247,333	3,213,212
QG3742, 5.0000%, 5/1/53	452,496	447,742
SD2897, 5.5000%, 5/1/53	4,684,237	4,708,662
QG2543, 5.5000%, 5/1/53	712,340	719,838
QG4742, 5.0000%, 6/1/53	2,229,759	2,191,700
QG5161, 5.0000%, 6/1/53	2,085,861	2,049,143
QG5055, 5.0000%, 6/1/53	1,783,717	1,753,271
QG3917, 5.0000%, 6/1/53	1,345,589	1,331,450
QG4676, 5.0000%, 6/1/53	846,898	831,990
QG4840, 5.5000%, 6/1/53	2,155,095	2,158,329
QG4679, 5.5000%, 6/1/53	1,768,960	1,771,615
QG3912, 5.5000%, 6/1/53	1,713,406	1,731,441
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG5487, 5.5000%, 6/1/53	$1,676,378	$1,678,894
QG4741, 5.5000%, 6/1/53	1,264,428	1,264,354
QG6693, 5.5000%, 7/1/53	6,183,587	6,247,829
QG5660, 5.5000%, 7/1/53	4,062,253	4,068,350
QG7441, 5.5000%, 7/1/53	3,570,633	3,607,729
SD4294, 5.5000%, 9/1/53	4,785,794	4,861,530
RA9851, 6.0000%, 9/1/53	37,856,497	38,939,560
SD4009, 6.0000%, 9/1/53	11,916,023	12,314,067
SD4668, 6.0000%, 10/1/53	20,031,000	20,476,080
SD4247, 6.5000%, 11/1/53	15,300,643	16,006,247
SD5067, 5.5000%, 3/1/54	6,581,856	6,655,035
QI2699, 5.5000%, 4/1/54	3,351,724	3,409,651
RJ1341, 6.0000%, 4/1/54	27,602,841	28,393,735
RJ1505, 5.0000%, 5/1/54	1,137,343	1,121,140
RJ2292, 5.5000%, 9/1/54	26,206,275	26,455,601
RJ2663, 5.0000%, 10/1/54	9,462,162	9,327,355
RJ3021, 5.5000%, 12/1/54	43,054,925	43,183,599
		650,232,586
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	32,578,133	27,793,448
3.5000%, TBA, 30 Year Maturity	98,258,806	89,972,444
4.0000%, TBA, 30 Year Maturity	11,351,459	10,625,919
5.0000%, TBA, 30 Year Maturity	18,848,683	18,539,451
		146,931,262
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	41,244	43,099
784059, 4.0000%, 1/15/45	7,570,300	7,263,634
784182, 4.5000%, 8/15/46	9,814,203	9,591,249
BB4357, 4.0000%, 7/15/47	1,711,284	1,616,202
BC7161, 4.0000%, 8/15/47	229,794	218,355
BD7109, 4.0000%, 11/15/47	217,621	206,788
BD7135, 4.0000%, 12/15/47	716,728	676,905
		19,616,232
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	28,300,386	25,416,305
BB9817, 4.0000%, 8/20/47	949,676	902,084
BB9814, 4.0000%, 8/20/47	156,056	148,236
BB9835, 4.0000%, 8/20/47	145,959	138,645
MA5021, 4.5000%, 2/20/48	942,992	920,970
BH3673, 4.5000%, 5/20/48	1,405,934	1,371,854
BH3672, 4.5000%, 5/20/48	287,997	280,886
MA5264, 4.0000%, 6/20/48	7,487,228	7,100,866
MA5400, 5.0000%, 8/20/48	2,784,561	2,777,962
MA5930, 3.5000%, 5/20/49	37,515,357	34,706,292
MA7255, 2.5000%, 3/20/51	35,969,045	30,698,612
MA7313, 3.0000%, 4/20/51	24,515,481	21,793,785
MA7473, 3.0000%, 7/20/51	19,792,871	17,557,266
MA7535, 3.0000%, 8/20/51	44,944,628	39,927,101
785843, 2.5000%, 1/20/52	26,673,508	22,455,533
		206,196,397
Total Mortgage-Backed Securities (cost $2,269,941,332)		2,212,827,396
United States Treasury Notes/Bonds – 2.1%
3.8750%, 3/15/28	7,748,000	7,746,789
4.0000%, 2/28/30	71,316,300	71,477,876
4.1250%, 2/29/32	13,785,000	13,821,617
4.6250%, 2/15/35	14,596,500	15,080,009
4.7500%, 2/15/45	234,133,000	238,413,244
4.5000%, 11/15/54	183,896,500	181,195,520
Total United States Treasury Notes/Bonds (cost $516,752,305)		527,735,055
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – 60.2%
Aerospace & Defense – 1.2%
General Electric Co	1,016,005	$203,353,401
Howmet Aerospace Inc	809,386	105,001,646
		308,355,047
Banks – 1.3%
JPMorgan Chase & Co	1,339,864	328,668,639
Beverages – 0.9%
Constellation Brands Inc - Class A	577,675	106,014,916
Monster Beverage Corp*	2,059,720	120,534,814
		226,549,730
Biotechnology – 1.8%
AbbVie Inc	849,707	178,030,611
Amgen Inc	401,479	125,080,782
Vertex Pharmaceuticals Inc*	291,380	141,266,852
		444,378,245
Building Products – 0.6%
Trane Technologies PLC	414,742	139,734,875
Capital Markets – 2.9%
Charles Schwab Corp	1,140,615	89,287,342
CME Group Inc	530,584	140,758,629
Goldman Sachs Group Inc	272,730	148,989,672
Intercontinental Exchange Inc	666,161	114,912,772
Moody's Corp	165,624	77,129,441
Morgan Stanley	1,370,668	159,915,836
		730,993,692
Chemicals – 0.3%
Corteva Inc	1,355,947	85,329,745
Communications Equipment – 0.4%
Motorola Solutions Inc	240,878	105,458,797
Consumer Finance – 1.5%
American Express Co	1,417,069	381,262,414
Diversified Financial Services – 2.5%
Mastercard Inc - Class A	1,137,841	623,673,409
Electrical Equipment – 0.6%
Eaton Corp PLC	531,656	144,520,051
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp	1,944,040	127,509,584
Entertainment – 1.9%
Netflix Inc*	251,866	234,872,601
Walt Disney Co	2,353,116	232,252,549
		467,125,150
Food & Staples Retailing – 0.6%
Costco Wholesale Corp	155,512	147,080,139
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	1,052,851	139,660,685
Intuitive Surgical Inc*	157,882	78,194,218
Stryker Corp	426,732	158,850,987
		376,705,890
Health Care Providers & Services – 1.8%
HCA Healthcare Inc	403,226	139,334,745
UnitedHealth Group Inc	614,271	321,724,436
		461,059,181
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	53,549	246,695,424
Chipotle Mexican Grill Inc*	2,374,359	119,216,565
Hilton Worldwide Holdings Inc	586,538	133,466,722
McDonald's Corp	348,823	108,961,840
Royal Caribbean Cruises Ltd	634,672	130,387,016
		738,727,567
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp	439,280	$51,589,043
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	868,706	97,112,644
Information Technology Services – 0.7%
Accenture PLC	531,173	165,747,223
Insurance – 2.1%
Marsh & McLennan Cos Inc	567,402	138,463,110
Progressive Corp/The	1,391,490	393,805,585
		532,268,695
Interactive Media & Services – 4.7%
Alphabet Inc - Class C	4,341,759	678,313,009
Meta Platforms Inc - Class A	874,781	504,188,777
		1,182,501,786
Life Sciences Tools & Services – 1.2%
Danaher Corp	760,423	155,886,715
Thermo Fisher Scientific Inc	305,339	151,936,686
		307,823,401
Machinery – 0.5%
Deere & Co	253,897	119,166,557
Multiline Retail – 2.9%
Amazon.com Inc*	3,818,048	726,421,813
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp	1,332,452	222,905,895
ConocoPhillips	1,347,465	141,510,774
		364,416,669
Pharmaceuticals – 2.5%
Eli Lilly & Co	411,200	339,614,192
Johnson & Johnson	1,206,764	200,129,742
Zoetis Inc	568,853	93,661,646
		633,405,580
Professional Services – 0.4%
Automatic Data Processing Inc	347,330	106,119,735
Road & Rail – 0.7%
Uber Technologies Inc*	1,348,719	98,267,666
Union Pacific Corp	373,116	88,144,924
		186,412,590
Semiconductor & Semiconductor Equipment – 6.9%
Broadcom Inc	1,931,469	323,385,855
KLA Corp	235,099	159,820,300
Lam Research Corp	1,764,466	128,276,678
NVIDIA Corp	10,470,492	1,134,791,923
		1,746,274,756
Software – 7.3%
Adobe Inc*	354,253	135,866,653
Cadence Design Systems Inc*	413,790	105,239,211
Intuit Inc	247,887	152,200,139
Microsoft Corp	3,249,386	1,219,787,011
Oracle Corp	881,221	123,203,508
ServiceNow Inc*	137,703	109,630,866
		1,845,927,388
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	44,423	36,220,293
Specialty Retail – 1.2%
Home Depot Inc	504,034	184,723,420
TJX Cos Inc	941,626	114,690,047
		299,413,467
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	3,683,857	818,295,155
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	1,702,457	$108,071,970
Total Common Stocks (cost $7,540,767,246)		15,164,320,920
Investment Companies – 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $576,672,556)	576,593,740	576,709,059
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	2,377,824	2,377,824
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$594,456	594,456
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,972,280)		2,972,280
Total Investments (total cost $17,797,852,280) – 100.8%		25,372,235,029
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(198,876,249)
Net Assets – 100%		$25,173,358,780

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$25,097,201,445	98.9%
France	71,218,026	0.3
Australia	65,168,517	0.3
Canada	36,173,484	0.1
Finland	30,845,709	0.1
United Kingdom	27,951,288	0.1
Germany	20,893,858	0.1
Belgium	12,711,142	0.1
Ireland	10,071,560	0.0
Total	$25,372,235,029	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$768,662,296	$1,817,178,612	$(2,009,131,849)	$(10,026)	$10,026	$576,709,059	576,593,740	$14,649,097
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	592,850,602	(590,472,778)	-	-	2,377,824	2,377,824	85,905 ∆
Total Affiliated Investments - 2.3%
	$768,662,296	$2,410,029,214	$(2,599,604,627)	$(10,026)	$10,026	$579,086,883	578,971,564	$14,735,002
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	4,742	7/3/25	$982,409,036	$2,854,541
5 Year US Treasury Note	14,990	7/3/25	1,621,262,188	8,307,726
Ultra Long Term US Treasury Bond	1,916	6/30/25	234,231,000	1,431,463
US Treasury Long Bond	7,841	6/30/25	919,602,281	427,149
Total - Futures Long				13,020,879
Futures Short:
10 Year US Treasury Note	368	6/30/25	(40,928,500)	(121,120)
Ultra 10-Year Treasury Note	6,572	6/30/25	(750,029,500)	(7,810,859)
Total - Futures Short				(7,931,979)
Total				$5,088,900
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$13,020,879
Liability Derivatives:
*Futures contracts	$7,931,979

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(91,674,696)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$6,162,464
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | March 31, 2025

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2025

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Futures contracts:
Average notional amount of contracts - long	$4,127,286,043
Average notional amount of contracts - short	593,794,011

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$2,906,432	$—	$(2,906,432)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$3,919,741,243, which represents 15.6% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$4,806,267	$4,803,960	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
22 | March 31, 2025

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,091,604,386	$-
Bank Loans and Mezzanine Loans	-	161,631,963	-
Corporate Bonds	-	3,634,433,970	-
Mortgage-Backed Securities	-	2,212,827,396	-
United States Treasury Notes/Bonds	-	527,735,055	-
Common Stocks	15,164,320,920	-	-
Investment Companies	-	576,709,059	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,972,280	-
Total Investments in Securities	$15,164,320,920	$10,207,914,109	$-
Other Financial Instruments(a):
Futures Contracts	13,020,879	-	-
Total Assets	$15,177,341,799	$10,207,914,109	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$7,931,979	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 23

Janus Henderson Balanced Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $17,218,801,900)(1)	$24,793,148,146
Affiliated investments, at value (cost $579,050,380)	579,086,883
Cash	16,815,473
Deposits with brokers for futures	50,010,000
Cash denominated in foreign currency (cost $54)	54
Variation margin receivable on futures contracts	2,316,686
Trustees' deferred compensation	718,559
Receivables:
Interest	71,089,464
Fund shares sold	14,999,406
Dividends	4,254,850
Dividends from affiliates	2,508,743
Other assets	326,189
Total Assets	25,535,274,453
Liabilities:
Collateral for securities loaned (Note 3)	2,972,280
Variation margin payable on futures contracts	1,281,959
Payables:
TBA investments purchased	195,728,233
Investments purchased	103,482,446
Fund shares repurchased	30,672,933
Advisory fees	11,965,633
Dividends	8,362,911
Transfer agent fees and expenses	3,365,307
12b-1 Distribution and shareholder servicing fees	2,424,788
Trustees' deferred compensation fees	718,559
Trustees' fees and expenses	120,914
Professional fees	78,345
Affiliated fund administration fees payable	54,389
Custodian fees	19,429
Accrued expenses and other payables	667,547
Total Liabilities	361,915,673
Commitments and contingent liabilities (Note 4)
Net Assets	$25,173,358,780
See footnotes at the end of the Statement.
See Notes to Financial Statements.
24 | March 31, 2025

Janus Henderson Balanced Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,615,841,525
Total distributable earnings (loss)	8,557,517,255
Total Net Assets	$25,173,358,780
Net Assets - Class A Shares	$2,233,807,459
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,285,803
Net Asset Value Per Share(2)	$44.42
Maximum Offering Price Per Share(3)	$47.13
Net Assets - Class C Shares	$1,953,160,340
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,585,319
Net Asset Value Per Share(2)	$43.81
Net Assets - Class D Shares	$2,337,862,434
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,433,450
Net Asset Value Per Share	$44.59
Net Assets - Class I Shares	$11,353,810,078
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	254,547,811
Net Asset Value Per Share	$44.60
Net Assets - Class N Shares	$2,276,734,257
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,105,976
Net Asset Value Per Share	$44.55
Net Assets - Class R Shares	$389,968,471
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,847,444
Net Asset Value Per Share	$44.08
Net Assets - Class S Shares	$367,419,854
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,271,523
Net Asset Value Per Share	$44.42
Net Assets - Class T Shares	$4,260,595,887
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	95,709,857
Net Asset Value Per Share	$44.52

(1)	Includes $2,906,432 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Balanced Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Interest	$245,571,288
Dividends	94,517,762
Dividends from affiliates	14,649,097
Affiliated securities lending income, net	85,905
Unaffiliated securities lending income, net	22,286
Other income	1,234,500
Foreign tax withheld	(50,016)
Total Investment Income	356,030,822
Expenses:
Advisory fees	72,337,310
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,869,123
Class C Shares	10,352,170
Class R Shares	1,024,503
Class S Shares	484,843
Transfer agent administrative fees and expenses:
Class D Shares	1,332,575
Class R Shares	513,191
Class S Shares	485,732
Class T Shares	5,670,372
Transfer agent networking and omnibus fees:
Class A Shares	780,066
Class C Shares	685,626
Class I Shares	5,997,518
Other transfer agent fees and expenses:
Class A Shares	62,400
Class C Shares	47,467
Class D Shares	98,295
Class I Shares	184,583
Class N Shares	50,753
Class R Shares	1,620
Class S Shares	1,561
Class T Shares	15,468
Shareholder reports expense	329,913
Affiliated fund administration fees	328,806
Registration fees	233,450
Trustees' fees and expenses	223,494
Professional fees	92,171
Custodian fees	88,539
Other expenses	947,623
Total Expenses	105,239,172
Less: Excess Expense Reimbursement and Waivers	(236,540)
Net Expenses	105,002,632
Net Investment Income/(Loss)	251,028,190
See Notes to Financial Statements.
26 | March 31, 2025

Janus Henderson Balanced Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments	$1,258,428,659
Investments in affiliates	(10,026)
Futures contracts	(91,674,696)
Total Net Realized Gain/(Loss) on Investments	1,166,743,937
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(1,939,553,308)
Investments in affiliates	10,026
Futures contracts	6,162,464
Total Change in Unrealized Net Appreciation/Depreciation	(1,933,380,818)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(515,608,691)
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Balanced Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$251,028,190	$477,019,655
Net realized gain/(loss) on investments	1,166,743,937	1,131,813,251
Change in unrealized net appreciation/depreciation	(1,933,380,818)	4,048,249,017
Net Increase/(Decrease) in Net Assets Resulting from Operations	(515,608,691)	5,657,081,923
Dividends and Distributions to Shareholders:
Class A Shares	(127,353,880)	(39,332,783)
Class C Shares	(112,244,772)	(24,157,822)
Class D Shares	(137,323,367)	(46,754,140)
Class I Shares	(664,320,015)	(226,174,529)
Class N Shares	(133,262,496)	(47,027,108)
Class R Shares	(22,198,545)	(5,797,091)
Class S Shares	(21,369,679)	(6,403,509)
Class T Shares	(254,733,150)	(86,143,109)
Net Decrease from Dividends and Distributions to Shareholders	(1,472,805,904)	(481,790,091)
Capital Share Transactions:
Class A Shares	111,405,110	(4,969,420)
Class C Shares	(59,109,124)	(312,490,258)
Class D Shares	60,211,771	(64,121,130)
Class I Shares	446,619,445	(145,618,242)
Class N Shares	138,004,323	(127,855,018)
Class R Shares	2,501,701	(43,813,516)
Class S Shares	315,797	(38,710,386)
Class T Shares	(47,057,210)	(493,061,060)
Net Increase/(Decrease) from Capital Share Transactions	652,891,813	(1,230,639,030)
Net Increase/(Decrease) in Net Assets	(1,335,522,782)	3,944,652,802
Net Assets:
Beginning of period	26,508,881,562	22,564,228,760
End of period	$25,173,358,780	$26,508,881,562
See Notes to Financial Statements.
28 | March 31, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.97	$38.80	$35.92	$44.26	$38.77	$35.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.81	0.70	0.34	0.34	0.49
Net realized and unrealized gain/(loss)	(1.31)	9.19	3.25	(6.67)	6.02	3.75
Total from Investment Operations	(0.89)	10.00	3.95	(6.33)	6.36	4.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.83)	(0.75)	(0.33)	(0.41)	(0.53)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.66)	(0.83)	(1.07)	(2.01)	(0.87)	(0.92)
Net Asset Value, End of Period	$44.42	$47.97	$38.80	$35.92	$44.26	$38.77
Total Return*	(2.07)%	25.93%	11.04%	(15.13)%	16.58%	12.14%
Net Assets, End of Period (in thousands)	$2,233,807	$2,297,158	$1,865,079	$1,748,525	$1,963,351	$1,519,093
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.88%	0.89%	0.89%	0.89%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.88%	0.89%	0.89%	0.89%	0.90%
Ratio of Net Investment Income/(Loss)	1.82%	1.85%	1.80%	0.80%	0.80%	1.34%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Balanced Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.34	$38.29	$35.46	$43.74	$38.34	$35.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.48	0.42	0.03	0.04	0.23
Net realized and unrealized gain/(loss)	(1.29)	9.07	3.21	(6.57)	5.95	3.71
Total from Investment Operations	(1.04)	9.55	3.63	(6.54)	5.99	3.94
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.50)	(0.48)	(0.06)	(0.13)	(0.30)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.49)	(0.50)	(0.80)	(1.74)	(0.59)	(0.69)
Net Asset Value, End of Period	$43.81	$47.34	$38.29	$35.46	$43.74	$38.34
Total Return*	(2.43)%	25.03%	10.25%	(15.75)%	15.76%	11.37%
Net Assets, End of Period (in thousands)	$1,953,160	$2,171,728	$2,035,792	$2,180,941	$2,817,466	$2,415,890
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.62%	1.59%	1.60%	1.60%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.62%	1.59%	1.60%	1.60%	1.61%
Ratio of Net Investment Income/(Loss)	1.09%	1.11%	1.10%	0.08%	0.10%	0.64%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | March 31, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.14	$38.93	$36.04	$44.40	$38.89	$35.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.47	0.90	0.78	0.41	0.42	0.56
Net realized and unrealized gain/(loss)	(1.31)	9.22	3.26	(6.68)	6.04	3.77
Total from Investment Operations	(0.84)	10.12	4.04	(6.27)	6.46	4.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.91)	(0.83)	(0.41)	(0.49)	(0.59)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.71)	(0.91)	(1.15)	(2.09)	(0.95)	(0.98)
Net Asset Value, End of Period	$44.59	$48.14	$38.93	$36.04	$44.40	$38.89
Total Return*	(1.97)%	26.17%	11.24%	(14.97)%	16.80%	12.39%
Net Assets, End of Period (in thousands)	$2,337,862	$2,461,743	$2,049,685	$1,946,256	$2,362,421	$2,022,689
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Investment Income/(Loss)	2.02%	2.04%	1.99%	0.98%	0.99%	1.54%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Balanced Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.16	$38.94	$36.05	$44.41	$38.90	$35.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.91	0.79	0.43	0.44	0.58
Net realized and unrealized gain/(loss)	(1.33)	9.23	3.26	(6.68)	6.04	3.77
Total from Investment Operations	(0.85)	10.14	4.05	(6.25)	6.48	4.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.92)	(0.84)	(0.43)	(0.51)	(0.61)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.71)	(0.92)	(1.16)	(2.11)	(0.97)	(1.00)
Net Asset Value, End of Period	$44.60	$48.16	$38.94	$36.05	$44.41	$38.90
Total Return*	(1.98)%	26.23%	11.28%	(14.93)%	16.86%	12.45%
Net Assets, End of Period (in thousands)	$11,353,810	$11,799,023	$9,681,874	$9,457,091	$11,674,873	$7,688,726
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income/(Loss)	2.04%	2.07%	2.03%	1.02%	1.04%	1.59%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
32 | March 31, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.10	$38.90	$36.01	$44.37	$38.86	$35.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.50	0.95	0.83	0.47	0.48	0.61
Net realized and unrealized gain/(loss)	(1.31)	9.22	3.26	(6.69)	6.03	3.76
Total from Investment Operations	(0.81)	10.17	4.09	(6.22)	6.51	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.97)	(0.88)	(0.46)	(0.54)	(0.63)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.74)	(0.97)	(1.20)	(2.14)	(1.00)	(1.02)
Net Asset Value, End of Period	$44.55	$48.10	$38.90	$36.01	$44.37	$38.86
Total Return*	(1.91)%	26.32%	11.39%	(14.87)%	16.96%	12.53%
Net Assets, End of Period (in thousands)	$2,276,734	$2,315,386	$1,993,794	$1,777,708	$1,611,032	$1,285,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	2.14%	2.16%	2.12%	1.13%	1.12%	1.67%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Balanced Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.62	$38.52	$35.67	$43.96	$38.52	$35.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.62	0.53	0.15	0.16	0.34
Net realized and unrealized gain/(loss)	(1.30)	9.12	3.23	(6.61)	5.97	3.73
Total from Investment Operations	(0.98)	9.74	3.76	(6.46)	6.13	4.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.64)	(0.59)	(0.15)	(0.23)	(0.39)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.56)	(0.64)	(0.91)	(1.83)	(0.69)	(0.78)
Net Asset Value, End of Period	$44.08	$47.62	$38.52	$35.67	$43.96	$38.52
Total Return*	(2.28)%	25.40%	10.56%	(15.50)%	16.08%	11.71%
Net Assets, End of Period (in thousands)	$389,968	$418,696	$378,412	$368,360	$473,663	$404,420
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.31%	1.32%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.31%	1.31%	1.32%	1.31%	1.32%
Ratio of Net Investment Income/(Loss)	1.39%	1.42%	1.38%	0.35%	0.38%	0.93%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
34 | March 31, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.97	$38.79	$35.91	$44.24	$38.76	$35.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.73	0.63	0.25	0.27	0.43
Net realized and unrealized gain/(loss)	(1.31)	9.19	3.25	(6.65)	6.00	3.76
Total from Investment Operations	(0.93)	9.92	3.88	(6.40)	6.27	4.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.74)	(0.68)	(0.25)	(0.33)	(0.47)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.62)	(0.74)	(1.00)	(1.93)	(0.79)	(0.86)
Net Asset Value, End of Period	$44.42	$47.97	$38.79	$35.91	$44.24	$38.76
Total Return*	(2.16)%	25.73%	10.84%	(15.29)%	16.35%	11.99%
Net Assets, End of Period (in thousands)	$367,420	$396,524	$355,150	$373,119	$566,156	$551,605
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.06%	1.06%	1.07%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	1.64%	1.67%	1.62%	0.59%	0.63%	1.18%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 35

Janus Henderson Balanced Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.07	$38.87	$35.98	$44.34	$38.83	$35.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.85	0.74	0.36	0.38	0.52
Net realized and unrealized gain/(loss)	(1.31)	9.21	3.26	(6.68)	6.02	3.76
Total from Investment Operations	(0.87)	10.06	4.00	(6.32)	6.40	4.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.86)	(0.79)	(0.36)	(0.43)	(0.55)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(2.68)	(0.86)	(1.11)	(2.04)	(0.89)	(0.94)
Net Asset Value, End of Period	$44.52	$48.07	$38.87	$35.98	$44.34	$38.83
Total Return*	(2.03)%	26.05%	11.14%	(15.09)%	16.67%	12.26%
Net Assets, End of Period (in thousands)	$4,260,596	$4,648,624	$4,204,443	$4,289,200	$5,616,342	$6,473,729
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Investment Income/(Loss)	1.90%	1.93%	1.88%	0.87%	0.89%	1.43%
Portfolio Turnover Rate(2)	32%	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
36 | March 31, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 37

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
38 | March 31, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 39

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
40 | March 31, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Janus Investment Fund | 41

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of March 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
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Notes to Financial Statements (unaudited)
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign
Janus Investment Fund | 43

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,906,432. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $2,972,280, resulting in the net amount due the counterparty of $65,848.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
Janus Investment Fund | 45

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $171,988.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $78,034.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$17,829,299,430	$7,836,751,593	$(293,815,994)	$7,542,935,599
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$13,020,879	$(7,931,979)	$5,088,900
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,343,211	$202,622,152	8,016,559	$351,421,580
Reinvested dividends and distributions	2,291,077	106,483,744	736,142	33,087,311
Shares repurchased	(4,233,289)	(197,700,786)	(8,942,839)	(389,478,311)
Net Increase/(Decrease)	2,400,999	$111,405,110	(190,138)	$(4,969,420)
Class C Shares:
Shares sold	2,672,537	$123,602,451	4,936,014	$213,546,380
Reinvested dividends and distributions	2,306,955	105,950,291	509,355	22,585,245
Shares repurchased	(6,269,848)	(288,661,866)	(12,731,882)	(548,621,883)
Net Increase/(Decrease)	(1,290,356)	$(59,109,124)	(7,286,513)	$(312,490,258)
Class D Shares:
Shares sold	1,380,542	$64,676,344	2,573,747	$113,532,273
Reinvested dividends and distributions	2,830,697	131,984,522	995,776	44,893,248
Shares repurchased	(2,913,448)	(136,449,095)	(5,088,843)	(222,546,651)
Net Increase/(Decrease)	1,297,791	$60,211,771	(1,519,320)	$(64,121,130)
Class I Shares:
Shares sold	21,074,082	$990,133,711	39,539,318	$1,735,435,736
Reinvested dividends and distributions	13,102,966	611,155,386	4,602,147	207,649,301
Shares repurchased	(24,633,110)	(1,154,669,652)	(47,773,725)	(2,088,703,279)
Net Increase/(Decrease)	9,543,938	$446,619,445	(3,632,260)	$(145,618,242)
Class N Shares:
Shares sold	7,161,619	$338,826,368	8,246,489	$360,860,260
Reinvested dividends and distributions	2,579,808	120,149,743	945,758	42,565,163
Shares repurchased	(6,769,298)	(320,971,788)	(12,318,809)	(531,280,441)
Net Increase/(Decrease)	2,972,129	$138,004,323	(3,126,562)	$(127,855,018)
Class R Shares:
Shares sold	317,190	$14,708,609	654,563	$28,488,006
Reinvested dividends and distributions	479,994	22,159,502	129,679	5,782,110
Shares repurchased	(742,567)	(34,366,410)	(1,816,391)	(78,083,632)
Net Increase/(Decrease)	54,617	$2,501,701	(1,032,149)	$(43,813,516)
Class S Shares:
Shares sold	501,705	$23,534,043	1,103,724	$48,967,509
Reinvested dividends and distributions	447,753	20,819,028	139,832	6,274,223
Shares repurchased	(944,239)	(44,037,274)	(2,132,695)	(93,952,118)
Net Increase/(Decrease)	5,219	$315,797	(889,139)	$(38,710,386)
Class T Shares:
Shares sold	3,027,948	$142,249,228	6,016,618	$263,389,376
Reinvested dividends and distributions	5,392,662	251,131,652	1,890,960	85,013,739
Shares repurchased	(9,420,871)	(440,438,090)	(19,368,526)	(841,464,175)
Net Increase/(Decrease)	(1,000,261)	$(47,057,210)	(11,460,948)	$(493,061,060)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,883,624,404	$4,920,782,460	$3,240,778,600	$3,845,505,757
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 53

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
54 | March 31, 2025

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 55

Janus Henderson Balanced Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
56 | March 31, 2025

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 57

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 59

Janus Henderson Balanced Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
60 | March 31, 2025

Janus Henderson Balanced Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93037 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Contrarian Fund
Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 1.0%
Personal Products – 1.0%
Beauty Health Co/The, 1.2500%, 10/1/26ž (cost $42,628,162)	$50,000,000	$42,875,121
Common Stocks – 97.7%
Aerospace & Defense – 3.2%
Howmet Aerospace Inc	1,078,353	139,894,735
Banks – 10.4%
Cullen/Frost Bankers Inc	634,763	79,472,328
PNC Financial Services Group Inc/The	1,111,343	195,340,759
Western Alliance Bancorp	2,310,206	177,493,127
		452,306,214
Beverages – 2.4%
Monster Beverage Corp*	1,761,730	103,096,440
Biotechnology – 5.6%
Argenx SE (ADR)*	170,195	100,732,463
Madrigal Pharmaceuticals Inc*	357,904	118,548,542
Vaxcyte Inc*	627,534	23,695,684
		242,976,689
Building Products – 1.2%
Builders FirstSource Inc*	405,068	50,609,196
Capital Markets – 8.6%
Hong Kong Exchanges & Clearing Ltd	3,296,900	146,667,609
Intercontinental Exchange Inc	1,322,713	228,167,992
		374,835,601
Consumer Finance – 5.5%
Capital One Financial Corp	1,350,094	242,071,854
Diversified Telecommunication Services – 0.3%
AST SpaceMobile Inc*,#	650,000	14,781,000
Electrical Equipment – 2.1%
Vertiv Holdings Co	1,276,052	92,130,954
Health Care Equipment & Supplies – 4.3%
Globus Medical Inc*	1,422,641	104,137,321
Lantheus Holdings Inc*	876,530	85,549,328
		189,686,649
Health Care Providers & Services – 10.2%
Surgery Partners Inc*,£	10,753,953	255,406,384
UnitedHealth Group Inc	364,888	191,110,090
		446,516,474
Hotels, Restaurants & Leisure – 8.9%
Caesars Entertainment Inc*	7,826,478	195,661,950
Flutter Entertainment PLC*	573,650	127,092,158
Sportradar Group AG - Class A*	3,005,854	64,986,563
		387,740,671
Industrial Conglomerates – 2.6%
3M Co	787,512	115,654,012
Life Sciences Tools & Services – 1.0%
Sotera Health Co*	3,919,433	45,700,589
Machinery – 3.3%
Chart Industries Inc*	995,345	143,688,004
Metals & Mining – 2.5%
Freeport-McMoRan Inc	2,836,202	107,378,608
Multiline Retail – 6.0%
Alibaba Group Holdings Ltd (ADR)	638,837	84,473,417
Amazon.com Inc*	921,690	175,360,739
		259,834,156
Personal Products – 0.3%
Beauty Health Co/The*,#,£	8,260,051	11,068,468
Residential Real Estate Investment Trusts (REITs) – 1.3%
Mid-America Apartment Communities Inc	326,481	54,711,686
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 5.2%
Marvell Technology Inc	1,587,863	$97,764,725
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	788,338	130,864,108
		228,628,833
Software – 7.5%
HubSpot Inc*	175,574	100,303,671
Oracle Corp	1,626,046	227,337,491
		327,641,162
Technology Hardware, Storage & Peripherals – 2.8%
Dell Technologies Inc	1,349,919	123,045,117
Trading Companies & Distributors – 2.5%
Core & Main Inc - Class A*	1,556,870	75,212,390
Ferguson Enterprises Inc	223,756	35,852,424
		111,064,814
Total Common Stocks (cost $3,855,879,537)		4,265,061,926
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $41,855,273)	41,846,904	41,855,273
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	9,643,593	9,643,593
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$2,410,898	2,410,898
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,054,491)		12,054,491
Total Investments (total cost $3,952,417,463) – 99.9%		4,361,846,811
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		5,355,476
Net Assets – 100%		$4,367,202,287

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,834,122,651	87.9%
Hong Kong	146,667,609	3.4
Taiwan	130,864,108	3.0
Belgium	100,732,463	2.3
China	84,473,417	1.9
Switzerland	64,986,563	1.5
Total	$4,361,846,811	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - 6.1%
Health Care Providers & Services - 5.8%
Surgery Partners Inc*
	$162,495,919	$142,382,576	$(7,075,912)	$(1,960,990)	$(40,435,209)	$255,406,384	10,753,953	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - (continued)
Personal Products - 0.3%
Beauty Health Co/The*,#
	$16,009,870	$-	$(4,570,648)	$(36,473,325)	$36,102,571	$11,068,468	8,260,051	$-
Total Common Stocks - 6.1%
	$178,505,789	$142,382,576	$(11,646,560)	$(38,434,315)	$(4,332,638)	$266,474,852	19,014,004	$-
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	57,107,123	762,985,228	(778,237,078)	(4,799)	4,799	41,855,273	41,846,904	1,161,387
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	11,654,371	85,571,937	(87,582,715)	-	-	9,643,593	9,643,593	9,577 ∆
Total Affiliated Investments - 7.2%
	$247,267,283	$990,939,741	$(877,466,353)	$(38,439,114)	$(4,327,839)	$317,973,718	70,504,501	$1,170,964

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Put Options:
Goldman Sachs & Co LLC:
Oracle Corp	2,500	125.00	USD	4/17/25	$34,952,500	$261,250	$68,925	$(192,325)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
Equity Contracts
Liability Derivatives:
OTC options written, at value	$192,325
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$8,388,835
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$41,230
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Options:
Average value of option contracts written	$397,992

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$11,117,106	$—	$(11,117,106)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Goldman Sachs & Co LLC	$192,325	$—	$—	$192,325

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Contrarian Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$42,875,121, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$42,875,121	$-
Common Stocks
Capital Markets	228,167,992	146,667,609	-
All Other	3,890,226,325	-	-
Investment Companies	-	41,855,273	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,054,491	-
Total Assets	$4,118,394,317	$243,452,494	$-
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$192,325	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $3,534,951,823)(1)	$4,043,873,093
Affiliated investments, at value (cost $417,465,640)	317,973,718
Cash	17,717,048
Trustees' deferred compensation	125,186
Receivables:
Investments sold	17,399,026
Dividends	919,498
Fund shares sold	827,200
Interest	312,500
Dividends from affiliates	100,827
Other assets	51,880
Total Assets	4,399,299,976
Liabilities:
Collateral for securities loaned (Note 3)	12,054,491
OTC options written, at value (premiums received $261,250)	192,325
Payables:
Investments purchased	13,610,430
Fund shares repurchased	3,247,399
Advisory fees	1,907,401
Transfer agent fees and expenses	636,025
Trustees' deferred compensation fees	125,186
Professional fees	49,687
12b-1 Distribution and shareholder servicing fees	29,658
Trustees' fees and expenses	23,159
Affiliated fund administration fees payable	9,688
Custodian fees	5,554
Accrued expenses and other payables	206,686
Total Liabilities	32,097,689
Commitments and contingent liabilities (Note 4)
Net Assets	$4,367,202,287
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,536,159,651
Total distributable earnings (loss)	831,042,636
Total Net Assets	$4,367,202,287
Net Assets - Class A Shares	$59,057,533
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,316,011
Net Asset Value Per Share(2)	$25.50
Maximum Offering Price Per Share(3)	$27.06
Net Assets - Class C Shares	$16,292,879
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	735,379
Net Asset Value Per Share(2)	$22.16
Net Assets - Class D Shares	$2,636,777,249
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	102,759,117
Net Asset Value Per Share	$25.66
Net Assets - Class I Shares	$615,900,425
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,002,861
Net Asset Value Per Share	$25.66
Net Assets - Class N Shares	$98,568,315
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,850,475
Net Asset Value Per Share	$25.60
Net Assets - Class R Shares	$2,019,340
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	84,106
Net Asset Value Per Share	$24.01
Net Assets - Class S Shares	$1,261,980
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,647
Net Asset Value Per Share	$25.42
Net Assets - Class T Shares	$937,324,566
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,573,480
Net Asset Value Per Share	$25.63

(1)	Includes $11,117,106 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Contrarian Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$21,743,850
Interest	2,530,289
Dividends from affiliates	1,161,387
Affiliated securities lending income, net	9,577
Unaffiliated securities lending income, net	3,500
Other income	9,928
Foreign tax withheld	(70,149)
Total Investment Income	25,388,382
Expenses:
Advisory fees	12,370,956
12b-1 Distribution and shareholder servicing fees:
Class A Shares	88,534
Class C Shares	89,375
Class R Shares	5,541
Class S Shares	1,996
Transfer agent administrative fees and expenses:
Class D Shares	1,613,861
Class R Shares	2,785
Class S Shares	1,996
Class T Shares	1,337,326
Transfer agent networking and omnibus fees:
Class A Shares	42,074
Class C Shares	8,260
Class I Shares	380,262
Other transfer agent fees and expenses:
Class A Shares	2,041
Class C Shares	516
Class D Shares	160,002
Class I Shares	12,249
Class N Shares	2,558
Class R Shares	81
Class S Shares	25
Class T Shares	4,828
Shareholder reports expense	167,879
Registration fees	125,019
Professional fees	62,474
Affiliated fund administration fees	61,767
Trustees' fees and expenses	43,619
Custodian fees	32,041
Other expenses	208,537
Total Expenses	16,826,602
Less: Excess Expense Reimbursement and Waivers	(82,587)
Net Expenses	16,744,015
Net Investment Income/(Loss)	8,644,367
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Contrarian Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$505,518,806
Investments in affiliates	(38,439,114)
Written options contracts	8,388,835
Total Net Realized Gain/(Loss) on Investments	475,468,527
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(854,539,640)
Investments in affiliates	(4,327,839)
Written options contracts	41,230
Total Change in Unrealized Net Appreciation/Depreciation	(858,826,249)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(374,713,355)
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Contrarian Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$8,644,367	$23,955,390
Net realized gain/(loss) on investments	475,468,527	474,065,616
Change in unrealized net appreciation/depreciation	(858,826,249)	832,856,015
Net Increase/(Decrease) in Net Assets Resulting from Operations	(374,713,355)	1,330,877,021
Dividends and Distributions to Shareholders:
Class A Shares	(7,355,104)	(4,414,558)
Class C Shares	(2,206,898)	(1,412,725)
Class D Shares	(303,691,670)	(176,139,953)
Class I Shares	(75,641,817)	(50,419,610)
Class N Shares	(11,380,779)	(7,305,342)
Class R Shares	(239,114)	(114,958)
Class S Shares	(158,192)	(117,472)
Class T Shares	(109,480,151)	(66,863,860)
Net Decrease from Dividends and Distributions to Shareholders	(510,153,725)	(306,788,478)
Capital Share Transactions:
Class A Shares	(1,564,963)	(2,998,453)
Class C Shares	77,269	(3,519,149)
Class D Shares	198,357,936	(31,181,080)
Class I Shares	32,840,186	(173,984,737)
Class N Shares	10,140,103	1,546,567
Class R Shares	(24,168)	206,581
Class S Shares	(101,509)	(497,909)
Class T Shares	19,023,261	(51,147,345)
Net Increase/(Decrease) from Capital Share Transactions	258,748,115	(261,575,525)
Net Increase/(Decrease) in Net Assets	(626,118,965)	762,513,018
Net Assets:
Beginning of period	4,993,321,252	4,230,808,234
End of period	$4,367,202,287	$4,993,321,252
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.70	$24.74	$20.87	$31.37	$22.46	$21.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.08	0.11	0.03	0.04	0.12
Net realized and unrealized gain/(loss)	(2.10)	7.67	3.82	(7.74)	9.28	3.17
Total from Investment Operations	(2.08)	7.75	3.93	(7.71)	9.32	3.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.06)	(0.05)	(0.10)	(0.14)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.12)	(1.79)	(0.06)	(2.79)	(0.41)	(2.46)
Net Asset Value, End of Period	$25.50	$30.70	$24.74	$20.87	$31.37	$22.46
Total Return*	(8.08)%	33.40%	18.86%	(26.77)%	41.82%	16.01%
Net Assets, End of Period (in thousands)	$59,058	$73,194	$61,193	$54,652	$63,005	$28,123
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.89%	0.99%	1.08%	1.12%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.89%	0.99%	1.08%	1.12%	0.97%
Ratio of Net Investment Income/(Loss)	0.12%	0.30%	0.44%	0.11%	0.14%	0.60%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Contrarian Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.09	$22.11	$18.72	$28.59	$20.55	$19.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.10)	(0.05)	(0.15)	(0.14)	(0.03)
Net realized and unrealized gain/(loss)	(1.80)	6.79	3.44	(6.98)	8.49	2.92
Total from Investment Operations	(1.87)	6.69	3.39	(7.13)	8.35	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Net Asset Value, End of Period	$22.16	$27.09	$22.11	$18.72	$28.59	$20.55
Total Return*	(8.36)%	32.41%	18.11%	(27.34)%	40.91%	15.20%
Net Assets, End of Period (in thousands)	$16,293	$19,945	$19,460	$21,790	$21,150	$7,178
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.61%	1.68%	1.82%	1.81%	1.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.61%	1.68%	1.82%	1.81%	1.63%
Ratio of Net Investment Income/(Loss)	(0.52)%	(0.42)%	(0.24)%	(0.63)%	(0.52)%	(0.15)%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.91	$24.90	$21.01	$31.54	$22.56	$21.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.15	0.17	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	(2.12)	7.71	3.84	(7.79)	9.33	3.19
Total from Investment Operations	(2.06)	7.86	4.01	(7.70)	9.43	3.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.14)	(0.12)	(0.09)	(0.14)	(0.18)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.19)	(1.85)	(0.12)	(2.83)	(0.45)	(2.50)
Net Asset Value, End of Period	$25.66	$30.91	$24.90	$21.01	$31.54	$22.56
Total Return*	(7.97)%	33.71%	19.15%	(26.60)%	42.18%	16.29%
Net Assets, End of Period (in thousands)	$2,636,777	$2,968,836	$2,400,757	$2,122,792	$3,021,999	$2,152,848
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.64%	0.76%	0.86%	0.90%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.64%	0.76%	0.86%	0.90%	0.72%
Ratio of Net Investment Income/(Loss)	0.38%	0.55%	0.67%	0.33%	0.34%	0.83%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Contrarian Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.91	$24.90	$21.01	$31.55	$22.58	$21.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.15	0.17	0.10	0.14	0.18
Net realized and unrealized gain/(loss)	(2.11)	7.71	3.85	(7.79)	9.30	3.20
Total from Investment Operations	(2.05)	7.86	4.02	(7.69)	9.44	3.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.13)	(0.11)	(0.16)	(0.21)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.20)	(1.85)	(0.13)	(2.85)	(0.47)	(2.53)
Net Asset Value, End of Period	$25.66	$30.91	$24.90	$21.01	$31.55	$22.58
Total Return*	(7.96)%	33.73%	19.18%	(26.57)%	42.18%	16.37%
Net Assets, End of Period (in thousands)	$615,900	$712,611	$730,721	$754,492	$679,220	$79,528
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.62%	0.73%	0.83%	0.85%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.62%	0.73%	0.83%	0.85%	0.66%
Ratio of Net Investment Income/(Loss)	0.39%	0.57%	0.70%	0.36%	0.48%	0.84%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.86	$24.86	$20.98	$31.50	$22.54	$21.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.18	0.20	0.12	0.13	0.20
Net realized and unrealized gain/(loss)	(2.10)	7.70	3.84	(7.77)	9.31	3.20
Total from Investment Operations	(2.03)	7.88	4.04	(7.65)	9.44	3.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.17)	(0.16)	(0.13)	(0.17)	(0.22)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.23)	(1.88)	(0.16)	(2.87)	(0.48)	(2.54)
Net Asset Value, End of Period	$25.60	$30.86	$24.86	$20.98	$31.50	$22.54
Total Return*	(7.91)%	33.91%	19.30%	(26.50)%	42.28%	16.50%
Net Assets, End of Period (in thousands)	$98,568	$107,976	$81,340	$83,560	$78,699	$48,111
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.53%	0.51%	0.62%	0.73%	0.77%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.53%	0.51%	0.62%	0.73%	0.77%	0.58%
Ratio of Net Investment Income/(Loss)	0.50%	0.67%	0.82%	0.46%	0.46%	0.97%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Contrarian Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.08	$23.55	$19.91	$30.14	$21.62	$20.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.04)	(0.01)	(0.09)	(0.10)	0.01
Net realized and unrealized gain/(loss)	(1.96)	7.28	3.65	(7.40)	8.93	3.05
Total from Investment Operations	(2.01)	7.24	3.64	(7.49)	8.83	3.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Net Asset Value, End of Period	$24.01	$29.08	$23.55	$19.91	$30.14	$21.62
Total Return*	(8.27)%	32.78%	18.28%	(27.11)%	41.11%	15.37%
Net Assets, End of Period (in thousands)	$2,019	$2,451	$1,794	$1,628	$1,450	$410
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.41%	1.54%	1.62%	1.76%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.36%	1.35%	1.46%	1.55%	1.61%	1.50%
Ratio of Net Investment Income/(Loss)	(0.33)%	(0.17)%	(0.03)%	(0.36)%	(0.33)%	0.07%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.58	$24.64	$20.80	$31.34	$22.41	$21.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.02	0.05	(0.02)	(0.03)	0.05
Net realized and unrealized gain/(loss)	(2.09)	7.65	3.82	(7.74)	9.27	3.18
Total from Investment Operations	(2.10)	7.67	3.87	(7.76)	9.24	3.23
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	(0.03)	(0.04)	—	(0.05)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.06)	(1.73)	(0.03)	(2.78)	(0.31)	(2.37)
Net Asset Value, End of Period	$25.42	$30.58	$24.64	$20.80	$31.34	$22.41
Total Return*	(8.15)%	33.10%	18.64%	(26.94)%	41.49%	15.71%
Net Assets, End of Period (in thousands)	$1,262	$1,637	$1,796	$1,402	$739	$451
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.21%	1.29%	1.41%	1.74%	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.09%	1.21%	1.30%	1.35%	1.21%
Ratio of Net Investment Income/(Loss)	(0.08)%	0.09%	0.21%	(0.08)%	(0.09)%	0.27%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Contrarian Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.86	$24.86	$20.97	$31.48	$22.54	$21.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.12	0.14	0.06	0.07	0.15
Net realized and unrealized gain/(loss)	(2.11)	7.70	3.85	(7.77)	9.30	3.19
Total from Investment Operations	(2.07)	7.82	3.99	(7.71)	9.37	3.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.11)	(0.10)	(0.06)	(0.12)	(0.16)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(3.16)	(1.82)	(0.10)	(2.80)	(0.43)	(2.48)
Net Asset Value, End of Period	$25.63	$30.86	$24.86	$20.97	$31.48	$22.54
Total Return*	(8.02)%	33.57%	19.04%	(26.66)%	41.94%	16.22%
Net Assets, End of Period (in thousands)	$937,325	$1,106,670	$933,747	$866,118	$1,259,649	$773,177
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.76%	0.87%	0.98%	1.01%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.74%	0.85%	0.96%	1.00%	0.81%
Ratio of Net Investment Income/(Loss)	0.27%	0.45%	0.58%	0.23%	0.24%	0.73%
Portfolio Turnover Rate	32%	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 19

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost
Janus Investment Fund | 23

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
Janus Investment Fund | 25

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $11,117,106. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $12,054,491, resulting in the net amount due to the counterparty of
$937,385.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Janus Investment Fund | 27

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $6,639.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
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Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $1,685.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2025, the Fund engaged in cross trades amounting to $2,256,863 in sales, resulting in a net realized loss of $477,547. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal
Janus Investment Fund | 29

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,961,859,100	$796,424,339	$(396,436,628)	$399,987,711
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(261,250)	$68,925	$-	$68,925
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	153,975	$4,480,026	390,638	$10,306,771
Reinvested dividends and distributions	208,528	6,101,543	151,076	3,604,673
Shares repurchased	(430,746)	(12,146,532)	(630,724)	(16,909,897)
Net Increase/(Decrease)	(68,243)	$(1,564,963)	(89,010)	$(2,998,453)
Class C Shares:
Shares sold	35,104	$919,021	73,846	$1,707,282
Reinvested dividends and distributions	79,106	2,014,819	60,721	1,285,470
Shares repurchased	(115,136)	(2,856,571)	(278,580)	(6,511,901)
Net Increase/(Decrease)	(926)	$77,269	(144,013)	$(3,519,149)
Class D Shares:
Shares sold	1,320,073	$38,806,179	1,735,825	$46,127,750
Reinvested dividends and distributions	9,927,762	292,074,733	7,083,881	169,800,627
Shares repurchased	(4,550,387)	(132,522,976)	(9,191,678)	(247,109,457)
Net Increase/(Decrease)	6,697,448	$198,357,936	(371,972)	$(31,181,080)
Class I Shares:
Shares sold	3,986,089	$119,154,886	6,633,110	$174,324,788
Reinvested dividends and distributions	2,498,424	73,503,644	2,044,919	49,016,708
Shares repurchased	(5,537,995)	(159,818,344)	(14,971,995)	(397,326,233)
Net Increase/(Decrease)	946,518	$32,840,186	(6,293,966)	$(173,984,737)
Class N Shares:
Shares sold	837,619	$24,356,138	2,182,193	$56,454,192
Reinvested dividends and distributions	378,213	11,096,775	299,543	7,162,066
Shares repurchased	(864,703)	(25,312,810)	(2,254,393)	(62,069,691)
Net Increase/(Decrease)	351,129	$10,140,103	227,343	$1,546,567
Class R Shares:
Shares sold	8,409	$213,799	27,231	$688,730
Reinvested dividends and distributions	8,524	235,176	4,976	112,915
Shares repurchased	(17,115)	(473,143)	(24,091)	(595,064)
Net Increase/(Decrease)	(182)	$(24,168)	8,116	$206,581
Class S Shares:
Shares sold	2,060	$58,449	13,137	$356,516
Reinvested dividends and distributions	5,421	158,192	4,934	117,472
Shares repurchased	(11,344)	(318,150)	(37,448)	(971,897)
Net Increase/(Decrease)	(3,863)	$(101,509)	(19,377)	$(497,909)
Class T Shares:
Shares sold	1,458,119	$42,972,347	2,497,312	$67,029,618
Reinvested dividends and distributions	3,657,532	107,494,874	2,749,409	65,875,840
Shares repurchased	(4,407,718)	(131,443,960)	(6,946,291)	(184,052,803)
Net Increase/(Decrease)	707,933	$19,023,261	(1,699,570)	$(51,147,345)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,525,023,654	$1,818,616,393	$-	$-
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 35

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 37

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
38 | March 31, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 39

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
40 | March 31, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 41

Janus Henderson Contrarian Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
42 | March 31, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 43

Janus Henderson Contrarian Fund
Notes
44 | March 31, 2025

Janus Henderson Contrarian Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93038 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Emerging Markets Fund
Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Emerging Markets Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 97.4%
Automobiles – 6.2%
BYD Co Ltd	24,000	$1,213,164
Eicher Motors Ltd	9,115	570,212
Kia Motors Corp	3,639	229,825
		2,013,201
Banks – 10.2%
Erste Group Bank AG	5,924	411,545
Grupo Financiero Banorte SAB de CV	47,067	326,477
Hana Financial Group Inc	11,322	460,831
HDFC Bank Ltd	54,227	1,155,099
Powszechna Kasa Oszczednosci Bank Polski SA	20,647	403,680
Vietnam Technological & Commercial Joint Stock Bank	313,800	338,826
Yapi ve Kredi Bankasi AS	317,582	201,060
		3,297,518
Beverages – 0.7%
Becle SAB de CV	259,556	238,733
Biotechnology – 2.5%
Legend Biotech Corp (ADR)*	5,090	172,704
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	10,500	395,376
Zai Lab Ltd*	63,500	231,048
		799,128
Communications Equipment – 1.8%
Accton Technology Corp	33,000	583,256
Consumer Finance – 2.0%
Shriram Finance Ltd	86,509	660,734
Containers & Packaging – 1.2%
EPL Ltd	158,373	372,374
Electrical Equipment – 3.2%
Contemporary Amperex Technology Co Ltd - Class A	29,436	1,029,785
Electronic Equipment, Instruments & Components – 3.8%
Chroma ATE Inc	29,000	253,856
Delta Electronics Inc	32,000	352,754
E Ink Holdings Inc	43,000	345,959
Park Systems Corp	1,906	275,564
		1,228,133
Entertainment – 1.3%
Sea Ltd (ADR)*	3,135	409,086
Food & Staples Retailing – 2.1%
Dino Polska SAž,*	2,477	289,307
Wal-Mart de Mexico SAB de CV	137,163	377,807
		667,114
Hotels, Restaurants & Leisure – 7.9%
Devyani International Ltd*	93,735	163,296
H World Group Ltd	151,200	558,768
Talabat Holding PLC*	1,381,052	532,725
Trip.com Group Ltd	11,350	724,469
Yum China Holdings Inc	11,154	580,931
		2,560,189
Information Technology Services – 1.0%
Globant SA*	2,834	333,619
Insurance – 4.8%
AIA Group Ltd	125,000	944,932
HDFC Life Insurance Co Ltdž	74,643	595,034
		1,539,966
Interactive Media & Services – 10.4%
NAVER Corp	5,083	663,226
Tencent Holdings Ltd	22,900	1,459,522
Tencent Holdings Ltd (ADR)	14,700	938,448
VTEX - Class A*	58,106	294,597
		3,355,793
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Emerging Markets Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Metals & Mining – 3.8%
Anglo American PLC	8,331	$233,827
Freeport-McMoRan Inc	7,007	265,285
Vale SA (ADR)	73,544	733,969
		1,233,081
Multiline Retail – 5.1%
Allegro.eu SAž,*	92,544	753,298
MercadoLibre Inc*	259	505,276
Vipshop Holdings Ltd (ADR)*	25,496	399,777
		1,658,351
Oil, Gas & Consumable Fuels – 2.8%
Reliance Industries Ltd	61,643	916,900
Pharmaceuticals – 0.4%
Structure Therapeutics Inc (ADR)*	7,924	137,164
Real Estate Management & Development – 0.6%
Macrotech Developers Ltdž	13,552	189,085
Road & Rail – 3.7%
Full Truck Alliance Co (ADR)	94,454	1,206,178
Semiconductor & Semiconductor Equipment – 14.1%
Alchip Technologies Ltd	5,000	421,591
ASM Pacific Technology Ltd	48,100	337,761
SK Hynix Inc	4,281	567,790
Taiwan Semiconductor Manufacturing Co Ltd	110,000	3,066,790
Techwing Inc	7,452	164,014
		4,557,946
Specialty Retail – 0.7%
Ace Hardware Indonesia Tbk PT	7,255,200	218,960
Technology Hardware, Storage & Peripherals – 4.2%
Samsung Electronics Co Ltd	34,086	1,350,048
Wireless Telecommunication Services – 2.9%
Bharti Airtel Ltd	46,228	935,297
Total Common Stocks (cost $27,778,885)		31,491,639
Private Placements – 0.1%
Health Care Providers & Services – 0.1%
API Holdings Private Ltd*,¢,§ (cost $550,876)	758,340	44,985
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $823,154)	822,989	823,154
Total Investments (total cost $29,152,915) – 100.1%		32,359,778
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(38,633)
Net Assets – 100%		$32,321,145
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Emerging Markets Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
China	$8,737,466	27.0%
India	5,603,016	17.3
Taiwan	5,433,292	16.8
South Korea	3,711,298	11.5
United States	1,731,926	5.3
Poland	1,446,285	4.5
Hong Kong	1,282,693	4.0
Brazil	1,028,566	3.2
Mexico	943,017	2.9
United Arab Emirates	532,725	1.6
Argentina	505,276	1.6
Austria	411,545	1.3
Vietnam	338,826	1.0
United Kingdom	233,827	0.7
Indonesia	218,960	0.7
Turkey	201,060	0.6
Total	$32,359,778	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$-	$8,110,471	$(7,287,317)	$-	$-	$823,154	822,989	$9,867
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Emerging Markets Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$1,826,724, which represents 5.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $44,985, which represents 0.1% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$550,876	$44,985	0.1%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Banks	$326,477	$2,971,041	$-
Beverages	238,733	-	-
Biotechnology	172,704	626,424	-
Entertainment	409,086	-	-
Food & Staples Retailing	377,807	289,307	-
Information Technology Services	333,619	-	-
Interactive Media & Services	1,233,045	2,122,748	-
Metals & Mining	999,254	233,827	-
Multiline Retail	905,053	753,298	-
Pharmaceuticals	137,164	-	-
Road & Rail	1,206,178	-	-
All Other	-	18,155,874	-
Private Placements	-	-	44,985
Investment Companies	-	823,154	-
Total Assets	$6,339,120	$25,975,673	$44,985
4  | March 31, 2025

Janus Henderson Emerging Markets Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $28,329,761)	$31,536,624
Affiliated investments, at value (cost $823,154)	823,154
Cash denominated in foreign currency (cost $1,989)	1,989
Trustees' deferred compensation	926
Receivables:
Dividends	49,693
Due from adviser	29,836
Fund shares sold	23,578
Foreign tax reclaims	21,493
Dividends from affiliates	3,773
Other assets	18,821
Total Assets	32,509,887
Liabilities:
Payables:
Professional fees	52,304
Foreign tax liability	40,526
Advisory fees	27,695
Investments purchased	13,786
Fund shares repurchased	6,529
Custodian fees	5,031
Transfer agent fees and expenses	4,068
12b-1 Distribution and shareholder servicing fees	931
Trustees' deferred compensation fees	926
Trustees' fees and expenses	143
Affiliated fund administration fees payable	69
Accrued expenses and other payables	36,734
Total Liabilities	188,742
Commitments and contingent liabilities (Note 3)
Net Assets	$32,321,145
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Emerging Markets Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$44,117,064
Total distributable earnings (loss) (includes $40,526 of foreign capital gains tax)	(11,795,919)
Total Net Assets	$32,321,145
Net Assets - Class A Shares	$2,469,803
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	267,052
Net Asset Value Per Share(1)	$9.25
Maximum Offering Price Per Share(2)	$9.81
Net Assets - Class C Shares	$422,521
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,673
Net Asset Value Per Share(1)	$8.86
Net Assets - Class D Shares	$18,000,475
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,930,830
Net Asset Value Per Share	$9.32
Net Assets - Class I Shares	$5,750,322
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	618,938
Net Asset Value Per Share	$9.29
Net Assets - Class N Shares	$4,131,226
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	450,127
Net Asset Value Per Share	$9.18
Net Assets - Class S Shares	$86,001
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,181
Net Asset Value Per Share	$9.37
Net Assets - Class T Shares	$1,460,797
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	157,035
Net Asset Value Per Share	$9.30

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Emerging Markets Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$154,383
Dividends from affiliates	9,867
Other income	63
Foreign tax withheld	(19,383)
Total Investment Income	144,930
Expenses:
Advisory fees	153,502
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,284
Class C Shares	2,542
Class S Shares	109
Transfer agent administrative fees and expenses:
Class D Shares	9,321
Class S Shares	109
Class T Shares	1,981
Transfer agent networking and omnibus fees:
Class A Shares	1,479
Class C Shares	263
Class I Shares	2,699
Other transfer agent fees and expenses:
Class A Shares	138
Class C Shares	32
Class D Shares	3,820
Class I Shares	237
Class N Shares	115
Class S Shares	6
Class T Shares	54
Registration fees	51,933
Non-affiliated fund administration fees	43,514
Professional fees	37,791
Custodian fees	13,645
Accounting systems fees	12,799
Shareholder reports expense	6,873
Affiliated fund administration fees	384
Trustees' fees and expenses	189
Other expenses	10,343
Total Expenses	357,162
Less: Excess Expense Reimbursement and Waivers	(172,928)
Net Expenses	184,234
Net Investment Income/(Loss)	(39,304)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $74,260)	284,148
Total Net Realized Gain/(Loss) on Investments	284,148
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $121,210)	(2,045,348)
Total Change in Unrealized Net Appreciation/Depreciation	(2,045,348)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,800,504)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Emerging Markets Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(39,304)	$258,552
Net realized gain/(loss) on investments	284,148	2,942,968
Change in unrealized net appreciation/depreciation	(2,045,348)	4,249,163
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,800,504)	7,450,683
Dividends and Distributions to Shareholders:
Class A Shares	(3,629)	(7,681)
Class D Shares	(43,932)	(65,936)
Class I Shares	(21,231)	(45,824)
Class N Shares	(46,281)	(229,417)
Class S Shares	(18)	(64)
Class T Shares	(3,588)	(6,643)
Net Decrease from Dividends and Distributions to Shareholders	(118,679)	(355,565)
Capital Share Transactions:
Class A Shares	(89,260)	(561,585)
Class C Shares	(190,538)	(75,424)
Class D Shares	1,758,294	3,199,700
Class I Shares	(317,129)	(1,704,480)
Class N Shares	1,699,172	(29,261,411)
Class S Shares	2,582	1,731
Class T Shares	(222,813)	(73,245)
Net Increase/(Decrease) from Capital Share Transactions	2,640,308	(28,474,714)
Net Increase/(Decrease) in Net Assets	721,125	(21,379,596)
Net Assets:
Beginning of period	31,600,020	52,979,616
End of period	$32,321,145	$31,600,020
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Emerging Markets Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.80	$8.40	$7.71	$11.68	$10.02	$8.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.03	0.03	0.04	(0.03)	0.02
Net realized and unrealized gain/(loss)	(0.52)	1.39	0.66	(3.70)	1.79	1.40
Total from Investment Operations	(0.54)	1.42	0.69	(3.66)	1.76	1.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	—	(0.31)	(0.10)	(0.12)
Total Dividends and Distributions	(0.01)	(0.02)	—	(0.31)	(0.10)	(0.12)
Net Asset Value, End of Period	$9.25	$9.80	$8.40	$7.71	$11.68	$10.02
Total Return*	(5.49)%	17.00%	8.95%	(32.11)%	17.58%	16.32%
Net Assets, End of Period (in thousands)	$2,470	$2,710	$2,863	$3,311	$4,986	$4,000
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.54%	2.23%	1.96%	1.75%	1.66%	1.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.39%	1.38%	1.38%	1.37%	1.37%
Ratio of Net Investment Income/(Loss)	(0.50)%	0.31%	0.40%	0.35%	(0.25)%	0.27%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Emerging Markets Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.42	$8.10	$7.49	$11.29	$9.69	$8.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.04)	(0.03)	(0.04)	(0.12)	(0.04)
Net realized and unrealized gain/(loss)	(0.50)	1.36	0.64	(3.60)	1.74	1.35
Total from Investment Operations	(0.56)	1.32	0.61	(3.64)	1.62	1.31
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.16)	(0.02)	(0.04)
Total Dividends and Distributions	—	—	—	(0.16)	(0.02)	(0.04)
Net Asset Value, End of Period	$8.86	$9.42	$8.10	$7.49	$11.29	$9.69
Total Return*	(5.94)%	16.30%	8.14%	(32.66)%	16.67%	15.56%
Net Assets, End of Period (in thousands)	$423	$647	$641	$938	$1,802	$2,573
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.76%	3.40%	2.97%	2.63%	2.48%	2.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.15%	2.12%	2.12%	2.11%	2.11%	2.09%
Ratio of Net Investment Income/(Loss)	(1.28)%	(0.47)%	(0.34)%	(0.40)%	(1.06)%	(0.44)%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Emerging Markets Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$8.47	$7.76	$11.77	$10.09	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.05	0.05	0.05	(0.01)	0.05
Net realized and unrealized gain/(loss)	(0.52)	1.41	0.66	(3.72)	1.81	1.41
Total from Investment Operations	(0.53)	1.46	0.71	(3.67)	1.80	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	—	(0.34)	(0.12)	(0.15)
Total Dividends and Distributions	(0.03)	(0.05)	—	(0.34)	(0.12)	(0.15)
Net Asset Value, End of Period	$9.32	$9.88	$8.47	$7.76	$11.77	$10.09
Total Return*	(5.42)%	17.27%	9.15%	(32.03)%	17.85%	16.66%
Net Assets, End of Period (in thousands)	$18,000	$17,247	$11,794	$11,223	$17,993	$10,854
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.29%	2.02%	1.76%	1.55%	1.45%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.19%	1.20%	1.19%	1.17%	1.19%
Ratio of Net Investment Income/(Loss)	(0.24)%	0.57%	0.61%	0.53%	(0.07)%	0.50%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Emerging Markets Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$8.45	$7.74	$11.74	$10.07	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.05	0.06	0.06	— (2)	0.05
Net realized and unrealized gain/(loss)	(0.53)	1.42	0.65	(3.71)	1.80	1.41
Total from Investment Operations	(0.54)	1.47	0.71	(3.65)	1.80	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.06)	—	(0.35)	(0.13)	(0.17)
Total Dividends and Distributions	(0.03)	(0.06)	—	(0.35)	(0.13)	(0.17)
Net Asset Value, End of Period	$9.29	$9.86	$8.45	$7.74	$11.74	$10.07
Total Return*	(5.45)%	17.46%	9.17%	(31.97)%	17.94%	16.68%
Net Assets, End of Period (in thousands)	$5,750	$6,426	$7,134	$9,817	$19,208	$19,939
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.20%	1.89%	1.65%	1.45%	1.37%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.12%	1.13%	1.12%	1.11%	1.11%
Ratio of Net Investment Income/(Loss)	(0.21)%	0.57%	0.66%	0.58%	(0.02)%	0.50%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Emerging Markets Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$8.48	$7.76	$11.77	$10.09	$8.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	0.05	0.06	0.07	0.01	0.06
Net realized and unrealized gain/(loss)	(0.53)	1.42	0.66	(3.72)	1.80	1.40
Total from Investment Operations	(0.53)	1.47	0.72	(3.65)	1.81	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.07)	—	(0.36)	(0.13)	(0.16)
Total Dividends and Distributions	(0.17)	(0.07)	—	(0.36)	(0.13)	(0.16)
Net Asset Value, End of Period	$9.18	$9.88	$8.48	$7.76	$11.77	$10.09
Total Return*	(5.37)%	17.45%	9.28%	(31.91)%	18.00%	16.74%
Net Assets, End of Period (in thousands)	$4,131	$2,702	$28,858	$36,963	$60,241	$35,207
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.17%	1.64%	1.53%	1.35%	1.28%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.04%	1.04%	1.04%	1.03%	1.03%
Ratio of Net Investment Income/(Loss)	0.06%	0.57%	0.75%	0.69%	0.10%	0.68%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Emerging Markets Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.93	$8.50	$7.82	$11.85	$10.17	$8.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.02	0.02	0.02	(0.05)	0.02
Net realized and unrealized gain/(loss)	(0.53)	1.42	0.66	(3.75)	1.83	1.41
Total from Investment Operations	(0.56)	1.44	0.68	(3.73)	1.78	1.43
Less Dividends and Distributions:
Dividends (from net investment income)	— (2)	(0.01)	—	(0.30)	(0.10)	(0.07)
Total Dividends and Distributions	—	(0.01)	—	(0.30)	(0.10)	(0.07)
Net Asset Value, End of Period	$9.37	$9.93	$8.50	$7.82	$11.85	$10.17
Total Return*	(5.62)%	16.92%	8.70%	(32.21)%	17.47%	16.26%
Net Assets, End of Period (in thousands)	$86	$89	$74	$76	$93	$95
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.01%	5.98%	5.71%	5.24%	4.44%	5.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.55%	1.54%	1.55%	1.49%	1.46%
Ratio of Net Investment Income/(Loss)	(0.62)%	0.18%	0.26%	0.22%	(0.38)%	0.27%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Emerging Markets Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$8.46	$7.75	$11.75	$10.08	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.04	0.05	0.04	(0.02)	0.04
Net realized and unrealized gain/(loss)	(0.52)	1.40	0.66	(3.72)	1.80	1.40
Total from Investment Operations	(0.54)	1.44	0.71	(3.68)	1.78	1.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	—	(0.32)	(0.11)	(0.14)
Total Dividends and Distributions	(0.02)	(0.04)	—	(0.32)	(0.11)	(0.14)
Net Asset Value, End of Period	$9.30	$9.86	$8.46	$7.75	$11.75	$10.08
Total Return*	(5.48)%	17.05%	9.16%	(32.10)%	17.69%	16.43%
Net Assets, End of Period (in thousands)	$1,461	$1,780	$1,617	$1,689	$2,940	$2,444
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.49%	2.22%	1.97%	1.72%	1.62%	1.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of Net Investment Income/(Loss)	(0.40)%	0.44%	0.53%	0.44%	(0.18)%	0.40%
Portfolio Turnover Rate	28%	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2025

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
18 | March 31, 2025

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Janus Investment Fund | 19

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
20 | March 31, 2025

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Next $1 Billion	0.90
Over $2 Billion	0.85
The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 1.03% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
Janus Investment Fund | 21

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $2.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in
22 | March 31, 2025

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
“Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(7,484,631)	$(7,080,977)	$(14,565,608)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$29,830,856	$4,970,323	$(2,441,401)	$2,528,922
Janus Investment Fund | 23

Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	18,675	$176,648	46,713	$410,343
Reinvested dividends and distributions	384	3,628	902	7,681
Shares repurchased	(28,401)	(269,536)	(112,047)	(979,609)
Net Increase/(Decrease)	(9,342)	$(89,260)	(64,432)	$(561,585)
Class C Shares:
Shares sold	5,863	$52,083	43,691	$380,700
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(26,906)	(242,621)	(54,006)	(456,124)
Net Increase/(Decrease)	(21,043)	$(190,538)	(10,315)	$(75,424)
Class D Shares:
Shares sold	481,070	$4,556,587	742,549	$6,706,583
Reinvested dividends and distributions	4,536	43,180	7,576	64,925
Shares repurchased	(299,606)	(2,841,473)	(397,592)	(3,571,808)
Net Increase/(Decrease)	186,000	$1,758,294	352,533	$3,199,700
Class I Shares:
Shares sold	27,675	$261,695	67,262	$591,007
Reinvested dividends and distributions	2,237	21,231	5,360	45,824
Shares repurchased	(62,922)	(600,055)	(264,565)	(2,341,311)
Net Increase/(Decrease)	(33,010)	$(317,129)	(191,943)	$(1,704,480)
Class N Shares:
Shares sold	208,679	$1,996,855	114,863	$1,021,867
Reinvested dividends and distributions	4,939	46,281	26,770	229,417
Shares repurchased	(37,024)	(343,964)	(3,269,525)	(30,512,695)
Net Increase/(Decrease)	176,594	$1,699,172	(3,127,892)	$(29,261,411)
Class S Shares:
Shares sold	644	$6,151	874	$7,922
Reinvested dividends and distributions	2	18	7	64
Shares repurchased	(385)	(3,587)	(668)	(6,255)
Net Increase/(Decrease)	261	$2,582	213	$1,731
Class T Shares:
Shares sold	98,832	$956,945	117,485	$1,090,299
Reinvested dividends and distributions	378	3,588	775	6,643
Shares repurchased	(122,643)	(1,183,346)	(129,077)	(1,170,187)
Net Increase/(Decrease)	(23,433)	$(222,813)	(10,817)	$(73,245)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$10,046,288	$8,512,054	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
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Janus Henderson Emerging Markets Fund
Notes to Financial Statements (unaudited)
On May 15, 2025, the Trustees approved a plan to liquidate and terminate the Fund, with such liquidation effective on or about July 30, 2025 (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date. Effective May 30, 2025, the Fund is no longer accepting investments by new shareholders.
Janus Investment Fund | 25

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 27

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
28 | March 31, 2025

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 29

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
30 | March 31, 2025

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 31

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 33

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
34 | March 31, 2025

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 35

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
36 | March 31, 2025

Janus Henderson Emerging Markets Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93079 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Enterprise Fund
Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 96.5%
Aerospace & Defense – 0.4%
Standardaero Inc*	3,564,824	$94,966,911
Airlines – 0.9%
Ryanair Holdings PLC	2,031,916	40,793,593
Ryanair Holdings PLC (ADR)	3,441,065	145,797,924
		186,591,517
Biotechnology – 2.4%
Argenx SE (ADR)*	284,627	168,460,759
Ascendis Pharma A/S (ADR)*	976,876	152,255,893
Revolution Medicines Inc*	2,026,880	71,670,477
Sarepta Therapeutics Inc*	944,695	60,290,435
Vaxcyte Inc*	1,380,608	52,131,758
		504,809,322
Capital Markets – 3.9%
Cboe Global Markets Inc	638,291	144,438,870
Charles Schwab Corp	2,437,966	190,843,979
LPL Financial Holdings Inc	1,522,214	497,977,088
		833,259,937
Chemicals – 1.4%
Corteva Inc	4,880,839	307,151,198
Commercial Services & Supplies – 4.7%
Cimpress PLC*,£	2,355,405	106,534,968
Clean Harbors Inc*	1,300,549	256,338,208
RB Global Inc	2,544,231	255,186,369
Rentokil Initial PLC	12,364,952	55,867,640
Rentokil Initial PLC (ADR)	6,389,737	146,324,977
Veralto Corp	1,744,191	169,971,413
		990,223,575
Construction & Engineering – 1.1%
APi Group Corp*	6,664,773	238,332,282
Diversified Financial Services – 2.6%
Global Payments Inc	1,636,456	160,241,771
WEX Inc*,£	2,499,077	392,405,071
		552,646,842
Electric Utilities – 2.2%
Alliant Energy Corp	7,227,173	465,068,583
Electrical Equipment – 0.8%
Sensata Technologies Holding PLC	6,977,054	169,333,101
Electronic Equipment, Instruments & Components – 6.3%
CDW Corp/DE	1,302,372	208,718,137
Flex Ltd*	15,424,119	510,229,856
TE Connectivity PLC	863,581	122,041,267
Teledyne Technologies Inc*	1,001,341	498,377,429
		1,339,366,689
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	59,603,696
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	486,406,299
		546,009,995
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	1,402,969	105,320,883
Health Care Equipment & Supplies – 8.2%
Boston Scientific Corp*	7,111,277	717,385,624
Cooper Cos Inc/The*	1,678,964	141,620,613
Globus Medical Inc*	728,554	53,330,153
ICU Medical Inc*,£	1,230,753	170,902,362
Lantheus Holdings Inc*	1,031,922	100,715,587
STERIS PLC	739,181	167,535,374
Teleflex Inc£	2,885,870	398,798,375
		1,750,288,088
Hotels, Restaurants & Leisure – 3.2%
Aramark	9,159,786	316,195,813
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
DoorDash Inc - Class A*	1,468,080	$268,320,982
Entain PLC	11,682,308	88,008,881
		672,525,676
Industrial Real Estate Investment Trusts (REITs) – 0.6%
Lineage Inc	2,229,460	130,713,240
Information Technology Services – 5.3%
Amdocs Ltd	4,999,330	457,438,695
GoDaddy Inc*	3,750,415	675,599,758
		1,133,038,453
Insurance – 6.8%
Intact Financial Corp	3,417,236	698,242,794
Willis Towers Watson PLC	830,487	280,663,082
WR Berkley Corp	6,474,595	460,732,180
		1,439,638,056
Interactive Media & Services – 0.3%
Ziff Davis Inc*	1,581,368	59,427,809
Life Sciences Tools & Services – 4.8%
Avantor Inc*	12,453,192	201,866,242
Illumina Inc*	1,264,966	100,362,402
PerkinElmer Inc	4,484,187	474,426,985
Waters Corp*	666,463	245,638,268
		1,022,293,897
Machinery – 3.3%
Fortive Corp	6,005,017	439,447,144
Ingersoll Rand Inc	3,213,593	257,183,848
		696,630,992
Multi-Utilities – 3.0%
Ameren Corp	3,512,382	352,643,153
DTE Energy Co	2,067,817	285,917,056
		638,560,209
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	2,877,348	285,490,469
Professional Services – 8.2%
Broadridge Financial Solutions Inc	1,784,760	432,732,910
Ceridian HCM Holding Inc*	4,299,119	250,767,611
SS&C Technologies Holdings Inc	9,770,978	816,169,792
TransUnion	2,085,935	173,111,746
UL Solutions Inc - Class A	1,411,452	79,605,893
		1,752,387,952
Real Estate Management & Development – 0.2%
FirstService Corp	282,745	46,921,533
Road & Rail – 2.5%
JB Hunt Transport Services Inc	2,579,663	381,661,141
TFI International Inc	1,889,400	146,334,030
		527,995,171
Semiconductor & Semiconductor Equipment – 3.9%
KLA Corp	269,709	183,348,178
NXP Semiconductors NV	1,800,147	342,135,939
ON Semiconductor Corp*	7,396,769	300,974,531
		826,458,648
Software – 8.8%
AppLovin Corp - Class A*	1,696,277	449,462,517
Constellation Software Inc/Canada	318,214	1,007,866,382
Dynatrace Inc*	2,457,390	115,865,938
PTC Inc*	1,308,947	202,821,338
Topicus.com Inc*	1,001,381	98,259,075
		1,874,275,250
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	1,972,027	224,377,232
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Specialty Retail – 2.2%
Burlington Stores Inc*	546,782	$130,314,554
CarMax Inc*	3,484,996	271,550,888
Wayfair Inc - Class A*	2,173,558	69,619,063
		471,484,505
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	5,102,808	225,646,170
Trading Companies & Distributors – 2.0%
Ferguson Enterprises Inc	2,648,685	424,398,798
Total Common Stocks (cost $13,949,826,220)		20,535,632,983
Investment Companies – 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $762,175,694)	762,049,890	762,202,300
Total Investments (total cost $14,712,001,914) – 100.1%		21,297,835,283
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(28,239,656)
Net Assets – 100%		$21,269,595,627

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$17,899,827,996	84.0%
Canada	2,478,456,353	11.6
Ireland	308,632,784	1.5
United Kingdom	290,201,498	1.4
Belgium	168,460,759	0.8
Denmark	152,255,893	0.7
Total	$21,297,835,283	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - 5.0%
Commercial Services & Supplies - 0.5%
Cimpress PLC*
	$181,699,461	$11,085,515	$-	$-	$(86,250,008)	$106,534,968	2,355,405	$-
Diversified Financial Services - 1.8%
WEX Inc*
	524,131,419	-	-	-	(131,726,348)	392,405,071	2,499,077	-
Health Care Equipment & Supplies - 2.7%
ICU Medical Inc*
	224,267,812	-	-	-	(53,365,450)	170,902,362	1,230,753	-
Teleflex Inc
	699,360,119	13,727,637	-	-	(314,289,381)	398,798,375	2,885,870	1,962,392
Total Health Care Equipment & Supplies - 2.7%
	$923,627,931	$13,727,637	$-	$-	$(367,654,831)	$569,700,737	4,116,623	$1,962,392
Total Common Stocks - 5.0%
	$1,629,458,811	$24,813,152	$-	$-	$(585,631,187)	$1,068,640,776	8,971,105	$1,962,392
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$1,063,373,927	$1,060,485,614	$(1,361,657,241)	$(3,577)	$3,577	$762,202,300	762,049,890	$20,422,295
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	47,423,507	307,156,151	(354,579,658)	-	-	-	-	11,938 ∆
Total Affiliated Investments - 8.6%
	$2,740,256,245	$1,392,454,917	$(1,716,236,899)	$(3,577)	$(585,627,610)	$1,830,843,076	771,020,995	$22,396,625

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	4/3/25	18,004,000	$(12,645,730)	$(132,734)
Canadian Dollar	4/3/25	(18,004,000)	12,511,814	(1,182)
Canadian Dollar	6/26/25	(18,004,000)	12,696,704	130,072
Euro	4/3/25	47,828,000	(49,340,960)	2,373,552
Euro	4/3/25	(47,828,000)	51,609,813	(104,699)
Euro	6/26/25	47,828,000	(51,855,739)	105,962
				2,370,971
Barclays Capital, Inc.:
Canadian Dollar	4/3/25	137,142,000	(96,293,607)	(978,273)
Canadian Dollar	4/3/25	(137,142,000)	95,400,091	84,757
Canadian Dollar	6/26/25	(137,142,000)	96,684,634	960,737
Euro	4/3/25	93,717,500	(101,116,084)	216,917
Euro	4/3/25	(93,717,500)	96,696,976	(4,636,025)
Euro	6/26/25	12,598,000	(13,696,473)	(9,646)
Euro	6/26/25	(93,717,500)	101,591,701	(225,661)
				(4,587,194)
BNP Paribas:
Canadian Dollar	4/3/25	37,833,000	(26,550,813)	(256,425)
Canadian Dollar	4/3/25	(37,833,000)	26,291,174	(3,214)
Canadian Dollar	6/26/25	(37,833,000)	26,659,053	251,955
Euro	4/3/25	14,072,000	(15,189,253)	26,240
Euro	4/3/25	(14,072,000)	14,485,295	(730,199)
Euro	6/26/25	(14,072,000)	15,261,073	(27,149)
				(738,792)
Citibank, National Association:
Canadian Dollar	4/3/25	207,861,000	(146,021,444)	(1,555,558)
Canadian Dollar	4/3/25	(207,861,000)	144,960,473	494,587
Canadian Dollar	6/26/25	(207,861,000)	146,605,002	1,519,872
Euro	4/3/25	93,981,000	(101,461,756)	156,157
Euro	4/3/25	(93,981,000)	97,003,046	(4,614,868)
Euro	6/26/25	(93,981,000)	101,936,614	(167,022)
				(4,166,832)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co. LLC:
Canadian Dollar	4/3/25	31,149,000	$(21,992,756)	$(343,828)
Canadian Dollar	4/3/25	19,854,000	(13,792,960)	5,808
Canadian Dollar	4/3/25	(51,003,000)	35,634,618	186,922
Canadian Dollar	6/26/25	20,125,000	(14,183,752)	(136,681)
Euro	4/3/25	32,716,000	(35,308,586)	65,922
Euro	4/3/25	18,533,000	(20,117,034)	(78,039)
Euro	4/3/25	(51,249,000)	52,771,813	(2,641,690)
Euro	6/26/25	(32,716,000)	35,475,169	(68,425)
				(3,010,011)
HSBC Securities (USA), Inc.:
Canadian Dollar	4/3/25	114,918,000	(80,511,962)	(642,575)
Canadian Dollar	4/3/25	(114,918,000)	79,913,662	44,275
Canadian Dollar	6/26/25	(83,850,000)	59,128,411	601,857
Euro	4/3/25	10,419,198	(10,715,488)	550,376
Euro	4/3/25	(10,419,198)	11,242,627	(23,237)
Euro	6/26/25	10,419,198	(11,295,974)	23,740
				554,436
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/3/25	236,520,000	(166,108,337)	(1,724,102)
Canadian Dollar	4/3/25	(33,194,000)	23,207,995	137,767
Canadian Dollar	4/3/25	(203,326,000)	141,301,899	(12,108)
Canadian Dollar	6/26/25	(236,520,000)	166,779,489	1,690,631
Euro	4/3/25	107,039,000	(115,447,984)	289,024
Euro	4/3/25	(107,039,000)	110,221,087	(5,515,921)
Euro	6/26/25	(107,039,000)	115,988,531	(301,688)
				(5,436,397)
Morgan Stanley & Co. International PLC:
Canadian Dollar	4/3/25	82,945,000	(58,199,195)	(551,426)
Canadian Dollar	4/3/25	(82,945,000)	58,097,848	450,079
Canadian Dollar	6/26/25	(80,246,000)	56,545,394	534,399
Euro	4/3/25	24,353,000	(26,294,056)	37,873
Euro	4/3/25	(24,353,000)	25,081,423	(1,250,506)
Euro	6/26/25	(24,353,000)	26,417,818	(39,975)
				(819,556)
State Street Bank and Trust Company:
Canadian Dollar	4/3/25	193,348,500	(135,797,132)	(1,417,607)
Canadian Dollar	4/3/25	(193,348,500)	134,545,077	165,552
Canadian Dollar	6/26/25	(193,348,500)	136,347,673	1,392,139
Euro	4/3/25	154,664,000	(166,866,371)	365,654
Euro	4/3/25	(154,664,000)	159,321,242	(7,910,782)
Euro	6/26/25	(154,664,000)	167,648,816	(382,559)
				(7,787,603)
Total				$(23,620,978)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	18,644,513	EUR	$1,991,119
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	26,425,813	EUR	(1,091,535)
Total						$899,584
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$12,862,826	$-	$12,862,826
Swaps - OTC, at value	-	1,991,119	$1,991,119
Total Asset Derivatives	$12,862,826	$1,991,119	$14,853,945
Liability Derivatives:
Forward foreign currency exchange contracts	$36,483,804	$-	$36,483,804
Swaps - OTC, at value	-	1,091,535	$1,091,535
Total Liability Derivatives	$36,483,804	$1,091,535	$37,575,339
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$69,213,865	$-	$69,213,865
Swap contracts	-	242,239	$242,239
Total	$69,213,865	$242,239	$69,456,104

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(9,366,043)	$-	$(9,366,043)
Swap contracts	-	11,651,474	$11,651,474
Total	$(9,366,043)	$11,651,474	$2,285,431
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2025

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$295,477,247
Average amounts sold - in USD	1,421,935,703
Total return swaps:
Average notional amount	79,155,906

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$2,609,586	$(238,615)	$—	$2,370,971
Barclays Capital, Inc.	1,262,411	(1,262,411)	—	—
BNP Paribas	278,195	(278,195)	—	—
Citibank, National Association	2,170,616	(2,170,616)	—	—
Goldman Sachs & Co. LLC	258,652	(258,652)	—	—
HSBC Securities (USA), Inc.	1,220,248	(665,812)	—	554,436
JPMorgan Chase Bank, National Association	2,117,422	(2,117,422)	—	—
Morgan Stanley & Co. International PLC	1,022,351	(1,022,351)	—	—
State Street Bank and Trust Company	1,923,345	(1,923,345)	—	—
UBS AG, London Branch	1,991,119	(1,091,535)	—	899,584
Total	$14,853,945	$(11,028,954)	$—	$3,824,991

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$238,615	$(238,615)	$—	$—
Barclays Capital, Inc.	5,849,605	(1,262,411)	—	4,587,194
BNP Paribas	1,016,987	(278,195)	—	738,792
Citibank, National Association	6,337,448	(2,170,616)	—	4,166,832
Goldman Sachs & Co. LLC	3,268,663	(258,652)	—	3,010,011
HSBC Securities (USA), Inc.	665,812	(665,812)	—	—
JPMorgan Chase Bank, National Association	7,553,819	(2,117,422)	—	5,436,397
Morgan Stanley & Co. International PLC	1,841,907	(1,022,351)	—	819,556
State Street Bank and Trust Company	9,710,948	(1,923,345)	—	7,787,603
UBS AG, London Branch	1,091,535	(1,091,535)	—	—
Total	$37,575,339	$(11,028,954)	$—	$26,546,385

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Enterprise Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$145,797,924	$40,793,593	$-
Commercial Services & Supplies	934,355,935	55,867,640	-
Hotels, Restaurants & Leisure	584,516,795	88,008,881	-
All Other	18,686,292,215	-	-
Investment Companies	-	762,202,300	-
Total Investments in Securities	$20,350,962,869	$946,872,414	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,862,826	-
OTC Swaps	-	1,991,119	-
Total Assets	$20,350,962,869	$961,726,359	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$36,483,804	$-
OTC Swaps	-	1,091,535	-
Total Liabilities	$-	$37,575,339	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

8  | March 31, 2025

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $12,559,232,775)	$19,466,992,207
Affiliated investments, at value (cost $2,152,769,139)	1,830,843,076
Cash	2
Forward foreign currency exchange contracts	12,862,826
Cash denominated in foreign currency (cost $982,997)	982,997
OTC swap contracts, at value (premium paid/received $0)	1,991,119
Trustees' deferred compensation	609,595
Receivables:
Dividends	15,763,483
Fund shares sold	12,256,829
Dividends from affiliates	2,782,255
Dividends and interest on swap contracts	608,052
Other assets	156,949
Total Assets	21,345,849,390
Liabilities:
Forward foreign currency exchange contracts	36,483,804
OTC swap contracts, at value (premium paid/received $0)	1,091,535
Payables:
Fund shares repurchased	19,026,858
Advisory fees	11,751,817
Investments purchased	3,954,831
Transfer agent fees and expenses	2,290,410
Trustees' deferred compensation fees	609,595
12b-1 Distribution and shareholder servicing fees	249,084
Trustees' fees and expenses	106,251
Professional fees	61,512
Affiliated fund administration fees payable	45,905
Custodian fees	14,325
Accrued expenses and other payables	567,836
Total Liabilities	76,253,763
Commitments and contingent liabilities (Note 4)
Net Assets	$21,269,595,627
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,840,057,497
Total distributable earnings (loss)	7,429,538,130
Total Net Assets	$21,269,595,627
Net Assets - Class A Shares	$448,373,283
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,499,734
Net Asset Value Per Share(1)	$128.12
Maximum Offering Price Per Share(2)	$135.94
Net Assets - Class C Shares	$62,003,301
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	578,211
Net Asset Value Per Share(1)	$107.23
Net Assets - Class D Shares	$2,376,884,862
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,533,445
Net Asset Value Per Share	$135.56
Net Assets - Class I Shares	$8,548,068,811
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	62,457,852
Net Asset Value Per Share	$136.86
Net Assets - Class N Shares	$6,384,327,267
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,229,112
Net Asset Value Per Share	$138.10
Net Assets - Class R Shares	$92,593,890
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	782,963
Net Asset Value Per Share	$118.26
Net Assets - Class S Shares	$267,865,714
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,115,097
Net Asset Value Per Share	$126.64
Net Assets - Class T Shares	$3,089,478,499
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,104,058
Net Asset Value Per Share	$133.72

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Enterprise Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$95,635,889
Dividends from affiliates	22,384,687
Affiliated securities lending income, net	11,938
Unaffiliated securities lending income, net	2,583
Other income	45,976
Foreign tax withheld	(1,608,669)
Total Investment Income	116,472,404
Expenses:
Advisory fees	72,671,503
12b-1 Distribution and shareholder servicing fees:
Class A Shares	593,637
Class C Shares	337,041
Class R Shares	240,035
Class S Shares	364,610
Transfer agent administrative fees and expenses:
Class D Shares	1,395,061
Class R Shares	121,382
Class S Shares	365,403
Class T Shares	4,264,140
Transfer agent networking and omnibus fees:
Class A Shares	556,041
Class C Shares	36,314
Class I Shares	4,546,720
Other transfer agent fees and expenses:
Class A Shares	13,571
Class C Shares	1,851
Class D Shares	127,741
Class I Shares	154,345
Class N Shares	158,971
Class R Shares	821
Class S Shares	2,747
Class T Shares	16,052
Shareholder reports expense	426,210
Affiliated fund administration fees	283,873
Registration fees	219,359
Trustees' fees and expenses	204,865
Professional fees	168,708
Custodian fees	137,012
Other expenses	672,581
Total Expenses	88,080,594
Less: Excess Expense Reimbursement and Waivers	(204,095)
Net Expenses	87,876,499
Net Investment Income/(Loss)	28,595,905
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Enterprise Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$899,166,064
Investments in affiliates	(3,577)
Forward foreign currency exchange contracts	69,213,865
Swap contracts	242,239
Total Net Realized Gain/(Loss) on Investments	968,618,591
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(1,340,373,316)
Investments in affiliates	(585,627,610)
Forward foreign currency exchange contracts	(9,366,043)
Swap contracts	11,651,474
Total Change in Unrealized Net Appreciation/Depreciation	(1,923,715,495)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(926,500,999)
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Enterprise Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$28,595,905	$82,376,261
Net realized gain/(loss) on investments	968,618,591	1,635,678,410
Change in unrealized net appreciation/depreciation	(1,923,715,495)	2,987,217,920
Net Increase/(Decrease) in Net Assets Resulting from Operations	(926,500,999)	4,705,272,591
Dividends and Distributions to Shareholders:
Class A Shares	(31,459,279)	(30,972,227)
Class C Shares	(5,745,359)	(8,795,612)
Class D Shares	(166,597,171)	(164,831,054)
Class I Shares	(577,658,133)	(504,886,750)
Class N Shares	(448,121,413)	(409,539,265)
Class R Shares	(6,571,390)	(6,581,271)
Class S Shares	(19,538,878)	(21,841,246)
Class T Shares	(224,284,043)	(235,171,323)
Net Decrease from Dividends and Distributions to Shareholders	(1,479,975,666)	(1,382,618,748)
Capital Share Transactions:
Class A Shares	34,199,482	11,436,142
Class C Shares	(18,470,338)	(24,817,425)
Class D Shares	76,176,857	(5,181,320)
Class I Shares	680,566,151	756,456,697
Class N Shares	140,030,658	671,814,346
Class R Shares	7,435,727	7,459,261
Class S Shares	(3,308,502)	(20,836,394)
Class T Shares	(24,933,364)	(211,363,938)
Net Increase/(Decrease) from Capital Share Transactions	891,696,671	1,184,967,369
Net Increase/(Decrease) in Net Assets	(1,514,779,994)	4,507,621,212
Net Assets:
Beginning of period	22,784,375,621	18,276,754,409
End of period	$21,269,595,627	$22,784,375,621
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Enterprise Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$142.98	$123.25	$116.22	$168.35	$137.77	$136.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	0.10	0.19	(0.30)	(0.27)	(0.09)
Net realized and unrealized gain/(loss)	(5.34)	29.46	19.41	(27.16)	43.67	7.94
Total from Investment Operations	(5.40)	29.56	19.60	(27.46)	43.40	7.85
Less Dividends and Distributions:
Dividends (from net investment income)	(1.11)	—	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.46)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$128.12	$142.98	$123.25	$116.22	$168.35	$137.77
Total Return*	(4.38)%	25.76%	17.82%	(19.08)%	32.57%	5.81%
Net Assets, End of Period (in thousands)	$448,373	$466,764	$388,721	$327,176	$472,904	$456,433
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15%	1.14%	1.15%	1.14%	1.13%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.11%	1.12%	1.12%	1.11%	1.12%
Ratio of Net Investment Income/(Loss)	(0.09)%	0.08%	0.15%	(0.21)%	(0.17)%	(0.07)%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$120.73	$106.05	$102.11	$151.54	$125.75	$125.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.39)	(0.49)	(0.41)	(0.87)	(1.06)	(0.77)
Net realized and unrealized gain/(loss)	(4.42)	25.00	16.92	(23.89)	39.67	7.27
Total from Investment Operations	(4.81)	24.51	16.51	(24.76)	38.61	6.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	—	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(8.69)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$107.23	$120.73	$106.05	$102.11	$151.54	$125.75
Total Return*	(4.65)%	25.12%	17.20%	(19.47)%	31.83%	5.21%
Net Assets, End of Period (in thousands)	$62,003	$88,844	$101,480	$110,936	$179,240	$173,129
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.62%	1.64%	1.60%	1.67%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.62%	1.64%	1.60%	1.67%	1.69%
Ratio of Net Investment Income/(Loss)	(0.66)%	(0.45)%	(0.38)%	(0.69)%	(0.73)%	(0.64)%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Enterprise Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$150.93	$129.17	$120.89	$174.13	$142.10	$139.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.54	0.61	0.18	0.25	0.33
Net realized and unrealized gain/(loss)	(5.66)	31.05	20.24	(28.23)	45.06	8.20
Total from Investment Operations	(5.48)	31.59	20.85	(28.05)	45.31	8.53
Less Dividends and Distributions:
Dividends (from net investment income)	(1.54)	—	—	(0.52)	(0.46)	(0.15)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.89)	(9.83)	(12.57)	(25.19)	(13.28)	(6.30)
Net Asset Value, End of Period	$135.56	$150.93	$129.17	$120.89	$174.13	$142.10
Total Return*	(4.22)%	26.17%	18.20%	(18.82)%	32.99%	6.15%
Net Assets, End of Period (in thousands)	$2,376,885	$2,570,953	$2,189,482	$1,937,787	$2,507,220	$1,983,824
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	0.24%	0.40%	0.47%	0.12%	0.15%	0.25%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$152.31	$130.24	$121.76	$175.21	$142.89	$140.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.59	0.67	0.23	0.32	0.40
Net realized and unrealized gain/(loss)	(5.72)	31.31	20.38	(28.42)	45.33	8.24
Total from Investment Operations	(5.52)	31.90	21.05	(28.19)	45.65	8.64
Less Dividends and Distributions:
Dividends (from net investment income)	(1.58)	—	—	(0.59)	(0.51)	(0.22)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.93)	(9.83)	(12.57)	(25.26)	(13.33)	(6.37)
Net Asset Value, End of Period	$136.86	$152.31	$130.24	$121.76	$175.21	$142.89
Total Return*	(4.21)%	26.20%	18.23%	(18.78)%	33.06%	6.20%
Net Assets, End of Period (in thousands)	$8,548,069	$8,817,446	$6,792,381	$5,404,045	$8,014,607	$6,919,545
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.76%	0.74%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.76%	0.74%	0.75%
Ratio of Net Investment Income/(Loss)	0.27%	0.43%	0.51%	0.16%	0.19%	0.30%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Enterprise Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$153.66	$131.19	$122.44	$176.05	$143.53	$141.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.73	0.80	0.38	0.47	0.53
Net realized and unrealized gain/(loss)	(5.76)	31.57	20.52	(28.59)	45.53	8.28
Total from Investment Operations	(5.49)	32.30	21.32	(28.21)	46.00	8.81
Less Dividends and Distributions:
Dividends (from net investment income)	(1.72)	—	—	(0.73)	(0.66)	(0.32)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(10.07)	(9.83)	(12.57)	(25.40)	(13.48)	(6.47)
Net Asset Value, End of Period	$138.10	$153.66	$131.19	$122.44	$176.05	$143.53
Total Return*	(4.16)%	26.32%	18.36%	(18.71)%	33.17%	6.30%
Net Assets, End of Period (in thousands)	$6,384,327	$6,967,680	$5,279,269	$4,678,462	$5,636,167	$4,867,667
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.36%	0.53%	0.61%	0.26%	0.28%	0.39%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$132.53	$115.25	$109.72	$160.72	$132.38	$131.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.24)	(0.26)	(0.16)	(0.67)	(0.69)	(0.46)
Net realized and unrealized gain/(loss)	(4.90)	27.37	18.26	(25.66)	41.85	7.65
Total from Investment Operations	(5.14)	27.11	18.10	(26.33)	41.16	7.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.78)	—	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.13)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$118.26	$132.53	$115.25	$109.72	$160.72	$132.38
Total Return*	(4.51)%	25.40%	17.48%	(19.32)%	32.18%	5.51%
Net Assets, End of Period (in thousands)	$92,594	$96,080	$75,820	$69,756	$110,802	$119,190
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.40%	1.40%	1.41%	1.40%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.40%	1.40%	1.41%	1.40%	1.41%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.22)%	(0.14)%	(0.50)%	(0.45)%	(0.36)%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Enterprise Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$141.37	$122.02	$115.22	$167.17	$136.94	$135.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	0.03	0.13	(0.36)	(0.34)	(0.14)
Net realized and unrealized gain/(loss)	(5.28)	29.15	19.24	(26.92)	43.39	7.89
Total from Investment Operations	(5.37)	29.18	19.37	(27.28)	43.05	7.75
Less Dividends and Distributions:
Dividends (from net investment income)	(1.01)	—	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.36)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$126.64	$141.37	$122.02	$115.22	$167.17	$136.94
Total Return*	(4.40)%	25.70%	17.77%	(19.12)%	32.51%	5.77%
Net Assets, End of Period (in thousands)	$267,866	$303,098	$279,289	$283,177	$442,011	$465,207
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.13)%	0.02%	0.11%	(0.25)%	(0.21)%	(0.11)%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$148.93	$127.72	$119.78	$172.66	$141.02	$138.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.38	0.47	0.01	0.07	0.20
Net realized and unrealized gain/(loss)	(5.58)	30.66	20.04	(27.97)	44.71	8.13
Total from Investment Operations	(5.49)	31.04	20.51	(27.96)	44.78	8.33
Less Dividends and Distributions:
Dividends (from net investment income)	(1.37)	—	—	(0.25)	(0.32)	(0.06)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.72)	(9.83)	(12.57)	(24.92)	(13.14)	(6.21)
Net Asset Value, End of Period	$133.72	$148.93	$127.72	$119.78	$172.66	$141.02
Total Return*	(4.28)%	26.03%	18.07%	(18.91)%	32.84%	6.04%
Net Assets, End of Period (in thousands)	$3,089,478	$3,473,510	$3,170,313	$3,197,451	$5,208,155	$5,203,521
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	0.12%	0.28%	0.37%	0.01%	0.05%	0.15%
Portfolio Turnover Rate	8%	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
22 | March 31, 2025

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 23

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
24 | March 31, 2025

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
Janus Investment Fund | 25

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
26 | March 31, 2025

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2025.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.80% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
upfront sales charges of $22,055.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class A Shares paid CDSCs of $19 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $5,011.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2025, the Fund engaged in cross trades amounting to $4,203,419 in purchases.
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Notes to Financial Statements (unaudited)
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$14,695,821,278	$8,253,845,131	$(1,651,831,126)	$6,602,014,005
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$14,853,945	$(37,575,339)	$(22,721,394)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	629,442	$87,877,097	905,701	$115,827,699
Reinvested dividends and distributions	154,686	21,806,099	177,264	20,738,166
Shares repurchased	(548,926)	(75,483,714)	(972,436)	(125,129,723)
Net Increase/(Decrease)	235,202	$34,199,482	110,529	$11,436,142
Class C Shares:
Shares sold	112,223	$13,123,585	192,932	$21,115,076
Reinvested dividends and distributions	47,032	5,559,157	87,538	8,686,403
Shares repurchased	(316,956)	(37,153,080)	(501,499)	(54,618,904)
Net Increase/(Decrease)	(157,701)	$(18,470,338)	(221,029)	$(24,817,425)
Class D Shares:
Shares sold	286,636	$41,979,098	514,477	$69,974,738
Reinvested dividends and distributions	1,075,646	160,281,983	1,289,423	158,818,308
Shares repurchased	(863,259)	(126,084,224)	(1,719,452)	(233,974,366)
Net Increase/(Decrease)	499,023	$76,176,857	84,448	$(5,181,320)
Class I Shares:
Shares sold	9,556,422	$1,410,112,976	19,581,772	$2,679,109,531
Reinvested dividends and distributions	3,614,768	543,769,506	3,802,392	472,523,288
Shares repurchased	(8,604,600)	(1,273,316,331)	(17,646,097)	(2,395,176,122)
Net Increase/(Decrease)	4,566,590	$680,566,151	5,738,067	$756,456,697
Class N Shares:
Shares sold	5,208,059	$776,076,688	12,175,824	$1,684,690,879
Reinvested dividends and distributions	2,616,845	397,080,087	2,886,628	361,607,926
Shares repurchased	(6,940,023)	(1,033,126,117)	(9,960,949)	(1,374,484,459)
Net Increase/(Decrease)	884,881	$140,030,658	5,101,503	$671,814,346
Class R Shares:
Shares sold	82,551	$10,493,167	212,990	$25,552,793
Reinvested dividends and distributions	50,010	6,513,346	59,646	6,483,482
Shares repurchased	(74,551)	(9,570,786)	(205,548)	(24,577,014)
Net Increase/(Decrease)	58,010	$7,435,727	67,088	$7,459,261
Class S Shares:
Shares sold	137,798	$19,103,497	250,035	$31,819,842
Reinvested dividends and distributions	139,939	19,503,271	188,335	21,794,142
Shares repurchased	(306,635)	(41,915,270)	(583,260)	(74,450,378)
Net Increase/(Decrease)	(28,898)	$(3,308,502)	(144,890)	$(20,836,394)
Class T Shares:
Shares sold	1,295,561	$187,199,167	2,428,731	$327,233,262
Reinvested dividends and distributions	1,494,776	219,791,846	1,900,354	231,178,024
Shares repurchased	(3,009,517)	(431,924,377)	(5,827,558)	(769,775,224)
Net Increase/(Decrease)	(219,180)	$(24,933,364)	(1,498,473)	$(211,363,938)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,784,532,619	$1,967,488,623	$-	$-
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Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
44 | March 31, 2025

Janus Henderson Enterprise Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 45

Janus Henderson Enterprise Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
46 | March 31, 2025

Janus Henderson Enterprise Fund
Notes
Janus Investment Fund | 47

Janus Henderson Enterprise Fund
Notes
48 | March 31, 2025

Janus Henderson Enterprise Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93040 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson European Focus Fund
Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 97.8%
Aerospace & Defense – 3.7%
Leonardo SpA	126,722	$6,184,223
Rheinmetall AG	9,235	13,243,655
		19,427,878
Banks – 14.8%
Banco Bilbao Vizcaya Argentaria SA	720,502	9,820,419
Erste Group Bank AG	262,120	18,209,682
FinecoBank Banca Fineco SpA	571,419	11,319,993
Natwest Group PLC	1,804,966	10,573,020
Raiffeisen Bank International AG	305,152	7,900,060
UniCredit SpA	369,071	20,713,049
		78,536,223
Biotechnology – 1.7%
argenx SE*	15,365	9,073,304
Building Products – 2.1%
Cie de Saint-Gobain	110,156	10,948,716
Capital Markets – 5.2%
Deutsche Bank AG	557,996	13,176,458
Deutsche Boerse AG	48,074	14,167,746
		27,344,204
Chemicals – 5.0%
Air Liquide SA	64,261	12,227,825
BASF SE	138,441	6,879,973
Symrise AG	71,813	7,437,091
		26,544,889
Commercial Services & Supplies – 1.2%
SPIE SA	144,869	6,172,787
Construction Materials – 1.5%
CRH PLC	92,280	8,039,668
Diversified Telecommunication Services – 3.8%
Deutsche Telekom AG	543,192	20,111,750
Electrical Equipment – 2.6%
Schneider Electric SE	27,444	6,352,219
Siemens Energy AG*	129,739	7,574,758
		13,926,977
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	586,787	6,290,084
Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	298,655	11,164,379
Food Products – 4.9%
Danone SA	186,104	14,259,478
Nestle SA (REG)	116,173	11,750,940
		26,010,418
Hotels, Restaurants & Leisure – 4.2%
Compass Group PLC	349,041	11,521,554
InterContinental Hotels Group PLC	97,961	10,541,009
		22,062,563
Industrial Conglomerates – 2.8%
Siemens AG	64,548	14,807,771
Insurance – 9.2%
Allianz SE (REG)	58,754	22,398,497
ASR Nederland NV	206,863	11,906,010
AXA SA	336,698	14,372,411
		48,676,918
Life Sciences Tools & Services – 2.0%
Lonza Group AG	17,666	10,875,442
Machinery – 5.3%
Atlas Copco AB - Class A	485,506	7,782,066
FLSmidth & Company A/S	250,387	12,043,130
Knorr-Bremse AG	94,541	8,564,103
		28,389,299
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Media – 1.9%
Publicis Groupe SA	108,928	$10,262,834
Personal Products – 2.4%
Unilever PLC	210,773	12,554,160
Pharmaceuticals – 5.7%
Novartis AG	195,289	21,728,385
Sandoz Group AG	202,626	8,525,118
		30,253,503
Professional Services – 4.1%
RELX PLC	430,480	21,619,459
Semiconductor & Semiconductor Equipment – 2.4%
ASM International NV	16,012	7,335,652
BE Semiconductor Industries NV	51,110	5,308,454
		12,644,106
Software – 2.4%
Nemetschek SE	109,290	12,672,503
Specialty Retail – 2.1%
Industria de Diseno Textil SA	226,611	11,302,791
Textiles, Apparel & Luxury Goods – 3.5%
Cie Financiere Richemont SA (REG)	74,505	13,013,423
Pandora A/S	35,143	5,382,118
		18,395,541
Total Common Stocks (cost $454,467,765)		518,108,167
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $6,741,018)	6,739,670	6,741,018
Total Investments (total cost $461,208,783) – 99.1%		524,849,185
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		4,949,549
Net Assets – 100%		$529,798,734

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Germany	$141,034,305	26.9%
United Kingdom	74,848,870	14.3
France	74,596,270	14.2
Switzerland	65,893,308	12.5
Italy	38,217,265	7.3
Netherlands	35,714,495	6.8
Austria	26,109,742	5.0
Spain	21,123,210	4.0
Denmark	17,425,248	3.3
Sweden	14,072,150	2.7
Belgium	9,073,304	1.7
United States	6,741,018	1.3
Total	$524,849,185	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$2,866,473	$125,992,229	$(122,117,684)	$-	$-	$6,741,018	6,739,670	$82,734
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	17,770,080	(17,770,080)	-	-	-	-	4,341 ∆
Total Affiliated Investments - 1.3%
	$2,866,473	$143,762,309	$(139,887,764)	$-	$-	$6,741,018	6,739,670	$87,075
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson European Focus Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$-	$518,108,167	$-
Investment Companies	-	6,741,018	-
Total Assets	$-	$524,849,185	$-
4  | March 31, 2025

Janus Henderson European Focus Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $454,467,765)	$518,108,167
Affiliated investments, at value (cost $6,741,018)	6,741,018
Cash denominated in foreign currency (cost $5,534)	5,534
Trustees' deferred compensation	15,136
Receivables:
Investments sold	5,115,489
Foreign tax reclaims	3,976,860
Fund shares sold	2,041,737
Dividends	625,405
Dividends from affiliates	41,572
Other assets	3,297
Total Assets	536,674,215
Liabilities:
Due to custodian	3,273
Payables:
Investments purchased	4,077,006
Foreign withholding tax reclaim fee (Note 1)	1,614,756
Fund shares repurchased	520,427
Advisory fees	377,772
Transfer agent fees and expenses	63,181
Professional fees	44,145
12b-1 Distribution and shareholder servicing fees	30,504
Trustees' deferred compensation fees	15,136
Trustees' fees and expenses	2,209
Custodian fees	1,662
Affiliated fund administration fees payable	1,093
Accrued expenses and other payables	124,317
Total Liabilities	6,875,481
Commitments and contingent liabilities (Note 3)
Net Assets	$529,798,734
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson European Focus Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$845,627,287
Total distributable earnings (loss)	(315,828,553)
Total Net Assets	$529,798,734
Net Assets - Class A Shares	$124,749,856
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,532,752
Net Asset Value Per Share(1)	$49.25
Maximum Offering Price Per Share(2)	$52.25
Net Assets - Class C Shares	$3,705,849
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	79,275
Net Asset Value Per Share(1)	$46.75
Net Assets - Class D Shares	$19,415,398
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	397,241
Net Asset Value Per Share	$48.88
Net Assets - Class I Shares	$318,312,463
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,509,897
Net Asset Value Per Share	$48.90
Net Assets - Class N Shares	$45,371,999
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	936,652
Net Asset Value Per Share	$48.44
Net Assets - Class S Shares	$656,309
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,076
Net Asset Value Per Share	$46.63
Net Assets - Class T Shares	$17,586,860
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	360,271
Net Asset Value Per Share	$48.82

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson European Focus Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$3,095,636
Dividends from affiliates	82,734
Affiliated securities lending income, net	4,341
Unaffiliated securities lending income, net	1,115
Other income	8,616
Foreign withholding tax income (Note 1)	157,449
Total Investment Income	3,349,891
Expenses:
Advisory fees	2,352,802
12b-1 Distribution and shareholder servicing fees:
Class A Shares	153,578
Class C Shares	18,444
Class S Shares	787
Transfer agent administrative fees and expenses:
Class D Shares	6,533
Class S Shares	787
Class T Shares	18,383
Transfer agent networking and omnibus fees:
Class A Shares	52,649
Class C Shares	2,038
Class I Shares	162,545
Other transfer agent fees and expenses:
Class A Shares	3,741
Class C Shares	109
Class D Shares	1,473
Class I Shares	5,752
Class N Shares	154
Class S Shares	5
Class T Shares	122
Custodian fees	63,550
Professional fees	62,745
Registration fees	56,330
Shareholder reports expense	13,838
Affiliated fund administration fees	5,886
Trustees' fees and expenses	3,937
Other expenses	83,590
Total Expenses	3,069,778
Less: Excess Expense Reimbursement and Waivers	(383,037)
Net Expenses	2,686,741
Net Investment Income/(Loss)	663,150
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	11,176,244
Total Net Realized Gain/(Loss) on Investments	11,176,244
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(12,597,994)
Total Change in Unrealized Net Appreciation/Depreciation	(12,597,994)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(758,600)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson European Focus Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$663,150	$6,952,584
Net realized gain/(loss) on investments	11,176,244	51,871,328
Change in unrealized net appreciation/depreciation	(12,597,994)	54,912,935
Net Increase/(Decrease) in Net Assets Resulting from Operations	(758,600)	113,736,847
Dividends and Distributions to Shareholders:
Class A Shares	(1,672,649)	(2,727,702)
Class C Shares	(17,019)	(68,289)
Class D Shares	(169,845)	(245,718)
Class I Shares	(4,925,044)	(7,153,673)
Class N Shares	(83,733)	(474,658)
Class S Shares	(8,872)	(7,643)
Class T Shares	(216,448)	(309,858)
Net Decrease from Dividends and Distributions to Shareholders	(7,093,610)	(10,987,541)
Capital Share Transactions:
Class A Shares	(6,688,168)	(11,474,901)
Class C Shares	(391,771)	(3,002,771)
Class D Shares	7,985,988	46,840
Class I Shares	(11,105,704)	(4,856,275)
Class N Shares	41,966,468	(15,673,349)
Class S Shares	7,850	307,856
Class T Shares	1,971,471	(129,523)
Net Increase/(Decrease) from Capital Share Transactions	33,746,134	(34,782,123)
Net Increase/(Decrease) in Net Assets	25,893,924	67,967,183
Net Assets:
Beginning of period	503,904,810	435,937,627
End of period	$529,798,734	$503,904,810
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.68	$39.83	$32.52	$44.48	$34.23	$27.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02 (2)	0.59 (3)	0.83 (4)	0.90	0.16	0.11
Net realized and unrealized gain/(loss)	0.20	10.23	7.40	(12.80)	10.20	7.22
Total from Investment Operations	0.22	10.82	8.23	(11.90)	10.36	7.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)
Total Dividends and Distributions	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)
Net Asset Value, End of Period	$49.25	$49.68	$39.83	$32.52	$44.48	$34.23
Total Return*	0.50%	27.58%	25.45%	(26.79)%	30.31%	27.04%
Net Assets, End of Period (in thousands)	$124,750	$132,785	$116,476	$96,858	$141,908	$116,047
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46% (5)	1.43% (6)	1.51% (7)	1.42%	1.41%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.30%	1.29%	1.30%	1.30%	1.30%	1.31%
Ratio of Net Investment Income/(Loss)	0.10% (2)	1.29% (3)	2.05% (4)	2.17%	0.37%	0.38%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson European Focus Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.90	$37.46	$30.43	$41.90	$32.40	$25.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15) (2)	0.18 (3)	0.48 (4)	0.57	(0.18)	(0.11)
Net realized and unrealized gain/(loss)	0.20	9.72	6.96	(12.04)	9.68	6.82
Total from Investment Operations	0.05	9.90	7.44	(11.47)	9.50	6.71
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.46)	(0.41)	—	—	—
Total Dividends and Distributions	(0.20)	(0.46)	(0.41)	—	—	—
Net Asset Value, End of Period	$46.75	$46.90	$37.46	$30.43	$41.90	$32.40
Total Return*	0.13%	26.65%	24.51%	(27.37)%	29.32%	26.12%
Net Assets, End of Period (in thousands)	$3,706	$4,132	$5,957	$9,829	$23,302	$29,652
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.31% (5)	2.21% (6)	2.30% (7)	2.20%	2.17%	2.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.07%	2.02%	2.06%	2.07%	2.05%	2.06%
Ratio of Net Investment Income/(Loss)	(0.67)% (2)	0.42% (3)	1.28% (4)	1.44%	(0.46)%	(0.40)%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.35	$39.57	$32.32	$44.21	$34.01	$27.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11 (2)	0.65 (3)	0.91 (4)	0.98	0.24	0.18
Net realized and unrealized gain/(loss)	0.16	10.18	7.34	(12.73)	10.13	7.16
Total from Investment Operations	0.27	10.83	8.25	(11.75)	10.37	7.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)
Total Dividends and Distributions	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)
Net Asset Value, End of Period	$48.88	$49.35	$39.57	$32.32	$44.21	$34.01
Total Return*	0.63%	27.82%	25.69%	(26.66)%	30.57%	27.27%
Net Assets, End of Period (in thousands)	$19,415	$11,650	$9,386	$6,899	$10,102	$3,510
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31% (5)	1.31% (6)	1.41% (7)	1.30%	1.28%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.10%	1.11%	1.11%	1.10%	1.11%
Ratio of Net Investment Income/(Loss)	0.49% (2)	1.42% (3)	2.26% (4)	2.39%	0.57%	0.60%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson European Focus Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.39	$39.61	$32.36	$44.25	$34.03	$27.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08 (2)	0.69 (3)	0.96 (4)	1.02	0.26	0.19
Net realized and unrealized gain/(loss)	0.20	10.16	7.32	(12.75)	10.15	7.17
Total from Investment Operations	0.28	10.85	8.28	(11.73)	10.41	7.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)
Total Dividends and Distributions	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)
Net Asset Value, End of Period	$48.90	$49.39	$39.61	$32.36	$44.25	$34.03
Total Return*	0.64%	27.88%	25.77%	(26.60)%	30.66%	27.35%
Net Assets, End of Period (in thousands)	$318,312	$333,621	$273,922	$196,068	$299,272	$208,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23% (5)	1.18% (6)	1.26% (7)	1.16%	1.14%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.05%	1.05%	1.04%	1.03%	1.04%
Ratio of Net Investment Income/(Loss)	0.35% (2)	1.52% (3)	2.39% (4)	2.47%	0.62%	0.64%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.04	$39.35	$32.15	$43.95	$33.80	$26.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17 (2)	0.90 (3)	1.01 (4)	0.95	0.35	0.34
Net realized and unrealized gain/(loss)	0.13	9.90	7.24	(12.56)	10.01	7.01
Total from Investment Operations	0.30	10.80	8.25	(11.61)	10.36	7.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)
Total Dividends and Distributions	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)
Net Asset Value, End of Period	$48.44	$49.04	$39.35	$32.15	$43.95	$33.80
Total Return*	0.70%	27.94%	25.84%	(26.54)%	30.72%	27.51%
Net Assets, End of Period (in thousands)	$45,372	$5,144	$16,922	$14,170	$9,763	$4,371
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17% (5)	1.11% (6)	1.21% (7)	1.11%	1.11%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.96%	0.97%	0.97%	0.96%	0.96%
Ratio of Net Investment Income/(Loss)	0.75% (2)	2.00% (3)	2.54% (4)	2.40%	0.85%	1.17%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson European Focus Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.07	$37.83	$31.03	$42.42	$32.57	$25.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01 (2)	0.61 (3)	0.82 (4)	0.88	0.23	0.11
Net realized and unrealized gain/(loss)	0.19	9.61	7.00	(12.13)	9.73	6.85
Total from Investment Operations	0.20	10.22	7.82	(11.25)	9.96	6.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)
Total Dividends and Distributions	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)
Net Asset Value, End of Period	$46.63	$47.07	$37.83	$31.03	$42.42	$32.57
Total Return*	0.49%	27.45%	25.38%	(26.61)%	30.63%	26.93%
Net Assets, End of Period (in thousands)	$656	$654	$246	$101	$85	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.09% (5)	2.18% (6)	2.89% (7)	4.51%	5.71%	7.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.40%	1.34%	1.10%	1.07%	1.34%
Ratio of Net Investment Income/(Loss)	0.04% (2)	1.38% (3)	2.13% (4)	2.27%	0.58%	0.40%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.27	$39.51	$32.27	$44.17	$34.02	$27.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06 (2)	0.63 (3)	0.93 (4)	0.93	0.20	0.12
Net realized and unrealized gain/(loss)	0.18	10.14	7.26	(12.70)	10.12	7.20
Total from Investment Operations	0.24	10.77	8.19	(11.77)	10.32	7.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)
Total Dividends and Distributions	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)
Net Asset Value, End of Period	$48.82	$49.27	$39.51	$32.27	$44.17	$34.02
Total Return*	0.56%	27.70%	25.54%	(26.73)%	30.41%	27.20%
Net Assets, End of Period (in thousands)	$17,587	$15,919	$13,027	$7,392	$10,590	$1,579
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39% (5)	1.37% (6)	1.46% (7)	1.37%	1.38%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.21%	1.22%	1.22%	1.21%	1.19%
Ratio of Net Investment Income/(Loss)	0.25% (2)	1.39% (3)	2.31% (4)	2.25%	0.47%	0.41%
Portfolio Turnover Rate	71%	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.18%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November of
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $466,738 of tax reclaims received as well as $33,053 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
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Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the
20 | March 31, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2025.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80
The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.96% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of
Janus Investment Fund | 21

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares.
22 | March 31, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $3,091.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $323.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 23

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
As of March 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	79	7
Class S Shares	-	-
Class T Shares	-	-
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(225,132,990)	$(161,489,718)	$(386,622,708)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$462,903,042	$72,013,897	$(10,067,754)	$61,946,143
24 | March 31, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	72,030	$3,450,226	181,297	$8,120,774
Reinvested dividends and distributions	31,602	1,483,375	56,921	2,408,317
Shares repurchased	(243,690)	(11,621,769)	(489,929)	(22,003,992)
Net Increase/(Decrease)	(140,058)	$(6,688,168)	(251,711)	$(11,474,901)
Class C Shares:
Shares sold	9,483	$431,796	5,009	$217,188
Reinvested dividends and distributions	345	15,397	1,559	62,640
Shares repurchased	(18,654)	(838,964)	(77,507)	(3,282,599)
Net Increase/(Decrease)	(8,826)	$(391,771)	(70,939)	$(3,002,771)
Class D Shares:
Shares sold	204,430	$10,050,507	67,910	$3,137,797
Reinvested dividends and distributions	3,484	162,171	5,668	237,893
Shares repurchased	(46,729)	(2,226,690)	(74,723)	(3,328,850)
Net Increase/(Decrease)	161,185	$7,985,988	(1,145)	$46,840
Class I Shares:
Shares sold	1,482,516	$69,538,152	1,399,532	$64,747,878
Reinvested dividends and distributions	94,309	4,391,038	149,197	6,263,275
Shares repurchased	(1,821,492)	(85,034,894)	(1,710,483)	(75,867,428)
Net Increase/(Decrease)	(244,667)	$(11,105,704)	(161,754)	$(4,856,275)
Class N Shares:
Shares sold	862,882	$43,412,341	73,057	$3,367,205
Reinvested dividends and distributions	1,255	57,865	11,236	468,330
Shares repurchased	(32,383)	(1,503,738)	(409,431)	(19,508,884)
Net Increase/(Decrease)	831,754	$41,966,468	(325,138)	$(15,673,349)
Class S Shares:
Shares sold	88	$3,968	7,211	$300,741
Reinvested dividends and distributions	200	8,872	190	7,643
Shares repurchased	(105)	(4,990)	(13)	(528)
Net Increase/(Decrease)	183	$7,850	7,388	$307,856
Class T Shares:
Shares sold	107,676	$5,281,879	97,562	$4,536,140
Reinvested dividends and distributions	4,637	215,646	7,349	308,133
Shares repurchased	(75,146)	(3,526,054)	(111,539)	(4,973,796)
Net Increase/(Decrease)	37,167	$1,971,471	(6,628)	$(129,523)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$355,791,613	$335,734,115	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
34 | March 31, 2025

Janus Henderson European Focus Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 35

Janus Henderson European Focus Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
36 | March 31, 2025

Janus Henderson European Focus Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93080 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Forty Fund
Janus Investment Fund

Janus Henderson Forty Fund

Janus Henderson Forty Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 3.2%
Howmet Aerospace Inc	4,864,074	$631,016,320
Beverages – 2.5%
Monster Beverage Corp*	8,266,901	483,779,046
Biotechnology – 4.5%
Argenx SE (ADR)*	534,577	316,397,416
Madrigal Pharmaceuticals Inc*	632,302	209,437,391
Vaxcyte Inc*	2,156,055	81,412,637
Vertex Pharmaceuticals Inc*	590,751	286,407,900
		893,655,344
Capital Markets – 3.7%
Blackstone Group Inc	2,802,058	391,671,667
Intercontinental Exchange Inc	1,982,677	342,011,783
		733,683,450
Diversified Financial Services – 5.7%
Mastercard Inc - Class A	2,037,042	1,116,543,461
Electrical Equipment – 1.6%
Eaton Corp PLC	1,152,709	313,340,887
Health Care Providers & Services – 2.9%
UnitedHealth Group Inc	1,101,436	576,877,105
Hotels, Restaurants & Leisure – 7.2%
Booking Holdings Inc	108,742	500,964,607
DoorDash Inc - Class A*	1,580,556	288,878,220
DraftKings Inc*	11,697,103	388,460,791
Las Vegas Sands Corp	6,156,864	237,839,656
		1,416,143,274
Information Technology Services – 1.3%
Shopify Inc*	2,646,033	252,643,231
Insurance – 1.6%
Progressive Corp/The	1,085,774	307,284,900
Interactive Media & Services – 9.7%
Alphabet Inc - Class C	5,890,787	920,317,653
Meta Platforms Inc - Class A	1,720,624	991,698,849
		1,912,016,502
Life Sciences Tools & Services – 1.6%
Danaher Corp	1,534,567	314,586,235
Machinery – 0.8%
Deere & Co	345,161	162,001,315
Multiline Retail – 11.8%
Alibaba Group Holdings Ltd (ADR)	1,896,147	250,727,518
Amazon.com Inc*	8,604,468	1,637,086,082
MercadoLibre Inc*	223,443	435,908,245
		2,323,721,845
Pharmaceuticals – 3.5%
Eli Lilly & Co	841,604	695,089,160
Semiconductor & Semiconductor Equipment – 15.4%
ASML Holding NV	501,766	332,485,205
Broadcom Inc	4,196,797	702,669,722
Marvell Technology Inc	5,432,974	334,508,209
NVIDIA Corp	10,947,835	1,186,526,357
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,953,020	490,201,320
		3,046,390,813
Software – 15.5%
Datadog Inc - Class A*	3,098,416	307,393,851
Microsoft Corp	5,587,786	2,097,598,987
Oracle Corp	4,745,306	663,441,232
		3,068,434,070
Specialized Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp	1,400,190	304,681,344
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Forty Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	4,869,509	$1,081,664,034
Total Common Stocks (cost $11,939,282,375)		19,633,552,336
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $101,910,742)	101,890,364	101,910,742
Total Investments (total cost $12,041,193,117) – 100.0%		19,735,463,078
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(2,119,496)
Net Assets – 100%		$19,733,343,582

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$17,657,100,143	89.4%
Taiwan	490,201,320	2.5
Argentina	435,908,245	2.2
Netherlands	332,485,205	1.7
Belgium	316,397,416	1.6
Canada	252,643,231	1.3
China	250,727,518	1.3
Total	$19,735,463,078	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$262,382,580	$1,712,668,838	$(1,873,140,676)	$3,201	$(3,201)	$101,910,742	101,890,364	$2,898,636
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	610,601,594	(610,601,594)	-	-	-	-	16,132 ∆
Total Affiliated Investments - 0.5%
	$262,382,580	$2,323,270,432	$(2,483,742,270)	$3,201	$(3,201)	$101,910,742	101,890,364	$2,914,768
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Forty Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$19,633,552,336	$-	$-
Investment Companies	-	101,910,742	-
Total Assets	$19,633,552,336	$101,910,742	$-
 | 3

Janus Henderson Forty Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $11,939,282,375)	$19,633,552,336
Affiliated investments, at value (cost $101,910,742)	101,910,742
Trustees' deferred compensation	565,660
Receivables:
Investments sold	16,749,871
Fund shares sold	4,260,231
Dividends	2,749,194
Dividends from affiliates	570,480
Foreign tax reclaims	32,114
Other assets	154,096
Total Assets	19,760,544,724
Liabilities:
Due to custodian	4,856
Payables:
Fund shares repurchased	14,112,040
Advisory fees	8,989,553
Transfer agent fees and expenses	2,634,314
Trustees' deferred compensation fees	565,660
12b-1 Distribution and shareholder servicing fees	310,313
Trustees' fees and expenses	103,559
Professional fees	44,204
Affiliated fund administration fees payable	43,933
Custodian fees	10,088
Accrued expenses and other payables	382,622
Total Liabilities	27,201,142
Commitments and contingent liabilities (Note 3)
Net Assets	$19,733,343,582
See footnotes at the end of the Statement.
See Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Forty Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,781,069,329
Total distributable earnings (loss)	8,952,274,253
Total Net Assets	$19,733,343,582
Net Assets - Class A Shares	$456,782,088
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,441,114
Net Asset Value Per Share(1)	$48.38
Maximum Offering Price Per Share(2)	$51.33
Net Assets - Class C Shares	$89,746,953
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,733,328
Net Asset Value Per Share(1)	$32.83
Net Assets - Class D Shares	$12,001,345,817
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	258,869,419
Net Asset Value Per Share	$46.36
Net Assets - Class I Shares	$2,093,548,748
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,361,217
Net Asset Value Per Share	$51.87
Net Assets - Class N Shares	$614,215,848
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,746,208
Net Asset Value Per Share	$52.29
Net Assets - Class R Shares	$78,598,409
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,019,092
Net Asset Value Per Share	$38.93
Net Assets - Class S Shares	$411,591,726
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,181,327
Net Asset Value Per Share	$44.83
Net Assets - Class T Shares	$3,987,513,993
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	84,631,308
Net Asset Value Per Share	$47.12

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Forty Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$75,862,548
Dividends from affiliates	2,898,636
Affiliated securities lending income, net	16,132
Unaffiliated securities lending income, net	4,318
Other income	44,103
Foreign tax withheld	(385,496)
Total Investment Income	78,440,241
Expenses:
Advisory fees	57,261,447
12b-1 Distribution and shareholder servicing fees:
Class A Shares	636,811
Class C Shares	461,801
Class R Shares	220,952
Class S Shares	594,042
Transfer agent administrative fees and expenses:
Class D Shares	7,339,056
Class R Shares	111,953
Class S Shares	595,605
Class T Shares	5,581,658
Transfer agent networking and omnibus fees:
Class A Shares	199,359
Class C Shares	43,529
Class I Shares	1,007,661
Other transfer agent fees and expenses:
Class A Shares	13,757
Class C Shares	2,354
Class D Shares	312,612
Class I Shares	36,164
Class N Shares	14,493
Class R Shares	394
Class S Shares	2,406
Class T Shares	13,240
Shareholder reports expense	320,760
Affiliated fund administration fees	276,330
Trustees' fees and expenses	196,485
Custodian fees	146,861
Registration fees	139,317
Professional fees	111,814
Other expenses	646,888
Total Expenses	76,287,749
Less: Excess Expense Reimbursement and Waivers	(470,572)
Net Expenses	75,817,177
Net Investment Income/(Loss)	2,623,064
Net Realized Gain/(Loss) on Investments:
Investments	1,458,672,585
Investments in affiliates	3,201
Total Net Realized Gain/(Loss) on Investments	1,458,675,786
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(2,867,427,449)
Investments in affiliates	(3,201)
Total Change in Unrealized Net Appreciation/Depreciation	(2,867,430,650)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,406,131,800)
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Forty Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$2,623,064	$27,629,552
Net realized gain/(loss) on investments	1,458,675,786	2,339,298,500
Change in unrealized net appreciation/depreciation	(2,867,430,650)	4,469,423,392
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,406,131,800)	6,836,351,444
Dividends and Distributions to Shareholders:
Class A Shares	(49,778,163)	(33,530,762)
Class C Shares	(14,591,697)	(11,528,193)
Class D Shares	(1,373,661,795)	(934,107,293)
Class I Shares	(218,700,081)	(155,927,384)
Class N Shares	(62,850,301)	(43,022,244)
Class R Shares	(10,536,057)	(7,337,749)
Class S Shares	(49,881,862)	(35,919,513)
Class T Shares	(449,429,496)	(306,510,959)
Net Decrease from Dividends and Distributions to Shareholders	(2,229,429,452)	(1,527,884,097)
Capital Share Transactions:
Class A Shares	28,011,141	9,961,090
Class C Shares	2,423,770	(13,838,399)
Class D Shares	876,257,605	205,532,197
Class I Shares	52,361,163	(9,703,797)
Class N Shares	41,239,821	19,956,685
Class R Shares	4,632,968	(1,032,389)
Class S Shares	4,612,324	(14,561,651)
Class T Shares	263,732,543	40,882,022
Net Increase/(Decrease) from Capital Share Transactions	1,273,271,335	237,195,758
Net Increase/(Decrease) in Net Assets	(2,362,289,917)	5,545,663,105
Net Assets:
Beginning of period	22,095,633,499	16,549,970,394
End of period	$19,733,343,582	$22,095,633,499
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Forty Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.23	$43.76	$33.69	$56.20	$46.81	$37.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.01)	0.06	(0.08)	(0.26)	(0.08)
Net realized and unrealized gain/(loss)	(3.15)	17.38	10.03	(17.22)	13.50	12.27
Total from Investment Operations	(3.19)	17.37	10.09	(17.30)	13.24	12.19
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	—	—	—	(0.01)
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.66)	(3.90)	(0.02)	(5.21)	(3.85)	(2.54)
Net Asset Value, End of Period	$48.38	$57.23	$43.76	$33.69	$56.20	$46.81
Total Return*	(6.87)%	42.41%	29.97%	(34.00)%	29.72%	34.62%
Net Assets, End of Period (in thousands)	$456,782	$511,272	$377,708	$326,566	$525,208	$411,899
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.84%	0.81%	0.89%	1.02%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.84%	0.81%	0.89%	1.02%	1.01%
Ratio of Net Investment Income/(Loss)	(0.16)%	(0.03)%	0.14%	(0.17)%	(0.50)%	(0.21)%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Forty Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.65	$32.32	$25.06	$43.38	$37.15	$30.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.25)	(0.17)	(0.28)	(0.47)	(0.28)
Net realized and unrealized gain/(loss)	(2.01)	12.47	7.45	(12.83)	10.55	9.79
Total from Investment Operations	(2.16)	12.22	7.28	(13.11)	10.08	9.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$32.83	$40.65	$32.32	$25.06	$43.38	$37.15
Total Return*	(7.16)%	41.41%	29.07%	(34.43)%	28.88%	33.67%
Net Assets, End of Period (in thousands)	$89,747	$108,611	$97,763	$89,166	$160,133	$137,952
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.52%	1.53%	1.51%	1.68%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.50%	1.52%	1.53%	1.51%	1.68%	1.68%
Ratio of Net Investment Income/(Loss)	(0.79)%	(0.71)%	(0.57)%	(0.80)%	(1.15)%	(0.87)%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Forty Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$55.06	$42.26	$32.47	$54.28	$45.24	$35.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.08	0.13	0.01	(0.15)	— (2)
Net realized and unrealized gain/(loss)	(3.00)	16.72	9.68	(16.58)	13.04	11.86
Total from Investment Operations	(2.98)	16.80	9.81	(16.57)	12.89	11.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	—	(0.03)	—	(0.08)
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.72)	(4.00)	(0.02)	(5.24)	(3.85)	(2.61)
Net Asset Value, End of Period	$46.36	$55.06	$42.26	$32.47	$54.28	$45.24
Total Return*	(6.75)%	42.68%	30.23%	(33.86)%	30.00%	34.88%
Net Assets, End of Period (in thousands)	$12,001,346	$13,355,517	$9,953,141	$8,069,316	$12,846,210	$10,287,828
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.63%	0.61%	0.69%	0.82%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.63%	0.61%	0.69%	0.82%	0.80%
Ratio of Net Investment Income/(Loss)	0.06%	0.18%	0.33%	0.03%	(0.29)%	0.00% (3)
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Forty Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.98	$46.40	$35.63	$59.06	$48.89	$38.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.12	0.16	0.04	(0.13)	0.03
Net realized and unrealized gain/(loss)	(3.40)	18.48	10.63	(18.21)	14.15	12.80
Total from Investment Operations	(3.37)	18.60	10.79	(18.17)	14.02	12.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.13)	—	(0.05)	—	(0.10)
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.74)	(4.02)	(0.02)	(5.26)	(3.85)	(2.63)
Net Asset Value, End of Period	$51.87	$60.98	$46.40	$35.63	$59.06	$48.89
Total Return*	(6.75)%	42.76%	30.30%	(33.84)%	30.07%	34.97%
Net Assets, End of Period (in thousands)	$2,093,549	$2,405,255	$1,826,123	$1,547,668	$2,360,269	$1,783,057
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.59%	0.56%	0.64%	0.76%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.59%	0.56%	0.64%	0.76%	0.74%
Ratio of Net Investment Income/(Loss)	0.09%	0.22%	0.39%	0.08%	(0.24)%	0.06%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Forty Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$61.44	$46.73	$35.86	$59.38	$49.11	$38.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.20	0.07	(0.10)	0.05
Net realized and unrealized gain/(loss)	(3.42)	18.61	10.69	(18.30)	14.22	12.86
Total from Investment Operations	(3.37)	18.77	10.89	(18.23)	14.12	12.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	—	(0.08)	—	(0.12)
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.78)	(4.06)	(0.02)	(5.29)	(3.85)	(2.65)
Net Asset Value, End of Period	$52.29	$61.44	$46.73	$35.86	$59.38	$49.11
Total Return*	(6.71)%	42.86%	30.38%	(33.78)%	30.15%	35.06%
Net Assets, End of Period (in thousands)	$614,216	$679,864	$490,179	$371,702	$581,225	$511,465
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.54%	0.52%	0.49%	0.56%	0.70%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.54%	0.52%	0.49%	0.56%	0.70%	0.67%
Ratio of Net Investment Income/(Loss)	0.17%	0.29%	0.46%	0.15%	(0.17)%	0.12%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Forty Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.17	$36.83	$28.48	$48.48	$41.01	$32.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.19)	(0.09)	(0.23)	(0.40)	(0.21)
Net realized and unrealized gain/(loss)	(2.45)	14.42	8.46	(14.56)	11.72	10.78
Total from Investment Operations	(2.58)	14.23	8.37	(14.79)	11.32	10.57
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$38.93	$47.17	$36.83	$28.48	$48.48	$41.01
Total Return*	(7.05)%	41.82%	29.41%	(34.26)%	29.21%	34.05%
Net Assets, End of Period (in thousands)	$78,598	$90,397	$70,645	$60,027	$103,653	$101,440
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.28%	1.26%	1.23%	1.31%	1.43%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.26%	1.23%	1.30%	1.42%	1.41%
Ratio of Net Investment Income/(Loss)	(0.57)%	(0.45)%	(0.28)%	(0.59)%	(0.90)%	(0.60)%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Forty Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$53.45	$41.17	$31.75	$53.33	$44.67	$35.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.09)	(0.01)	(0.15)	(0.33)	(0.13)
Net realized and unrealized gain/(loss)	(2.88)	16.26	9.45	(16.22)	12.84	11.72
Total from Investment Operations	(2.96)	16.17	9.44	(16.37)	12.51	11.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$44.83	$53.45	$41.17	$31.75	$53.33	$44.67
Total Return*	(6.92)%	42.15%	29.75%	(34.09)%	29.50%	34.40%
Net Assets, End of Period (in thousands)	$411,592	$486,739	$381,719	$331,903	$586,481	$546,341
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	1.01%	0.98%	1.07%	1.20%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.00%	0.97%	1.05%	1.19%	1.16%
Ratio of Net Investment Income/(Loss)	(0.31)%	(0.19)%	(0.02)%	(0.34)%	(0.66)%	(0.36)%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Forty Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$55.85	$42.80	$32.92	$54.99	$45.83	$36.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.03	0.09	(0.03)	(0.21)	(0.04)
Net realized and unrealized gain/(loss)	(3.05)	16.97	9.81	(16.83)	13.22	12.01
Total from Investment Operations	(3.06)	17.00	9.90	(16.86)	13.01	11.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	—	—	—	(0.05)
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(5.67)	(3.95)	(0.02)	(5.21)	(3.85)	(2.58)
Net Asset Value, End of Period	$47.12	$55.85	$42.80	$32.92	$54.99	$45.83
Total Return*	(6.80)%	42.55%	30.09%	(33.94)%	29.86%	34.71%
Net Assets, End of Period (in thousands)	$3,987,514	$4,457,979	$3,352,693	$2,759,921	$4,465,117	$3,621,078
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.76%	0.73%	0.81%	0.95%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.74%	0.71%	0.79%	0.93%	0.91%
Ratio of Net Investment Income/(Loss)	(0.05)%	0.07%	0.23%	(0.07)%	(0.41)%	(0.10)%
Portfolio Turnover Rate	19%	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
16 | March 31, 2025

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2025

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund
20 | March 31, 2025

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2025.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
Janus Investment Fund | 21

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.52%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
22 | March 31, 2025

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $18,932.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $2,690.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account
Janus Investment Fund | 23

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$12,042,144,868	$8,365,568,425	$(672,250,215)	$7,693,318,210
24 | March 31, 2025

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	709,180	$38,844,276	1,410,580	$69,113,423
Reinvested dividends and distributions	722,254	40,186,220	614,204	26,902,132
Shares repurchased	(923,914)	(51,019,355)	(1,722,964)	(86,054,465)
Net Increase/(Decrease)	507,520	$28,011,141	301,820	$9,961,090
Class C Shares:
Shares sold	181,607	$6,888,547	445,197	$15,666,516
Reinvested dividends and distributions	352,998	13,357,443	336,867	10,540,565
Shares repurchased	(472,823)	(17,822,220)	(1,135,790)	(40,045,480)
Net Increase/(Decrease)	61,782	$2,423,770	(353,726)	$(13,838,399)
Class D Shares:
Shares sold	2,905,252	$154,386,491	5,464,582	$262,472,676
Reinvested dividends and distributions	24,484,743	1,304,547,068	21,142,971	889,696,219
Shares repurchased	(11,065,470)	(582,675,954)	(19,611,522)	(946,636,698)
Net Increase/(Decrease)	16,324,525	$876,257,605	6,996,031	$205,532,197
Class I Shares:
Shares sold	3,633,909	$213,447,842	7,686,938	$403,783,119
Reinvested dividends and distributions	3,208,069	191,233,008	2,887,353	134,492,896
Shares repurchased	(5,924,993)	(352,319,687)	(10,487,265)	(547,979,812)
Net Increase/(Decrease)	916,985	$52,361,163	87,026	$(9,703,797)
Class N Shares:
Shares sold	827,040	$49,252,465	2,161,028	$112,998,865
Reinvested dividends and distributions	976,450	58,655,380	850,867	39,914,178
Shares repurchased	(1,122,420)	(66,668,024)	(2,436,663)	(132,956,358)
Net Increase/(Decrease)	681,070	$41,239,821	575,232	$19,956,685
Class R Shares:
Shares sold	103,963	$4,643,251	287,703	$11,911,642
Reinvested dividends and distributions	232,601	10,425,185	200,137	7,250,966
Shares repurchased	(233,904)	(10,435,468)	(489,529)	(20,194,997)
Net Increase/(Decrease)	102,660	$4,632,968	(1,689)	$(1,032,389)
Class S Shares:
Shares sold	382,590	$19,587,956	1,104,039	$51,652,610
Reinvested dividends and distributions	962,892	49,665,982	873,881	35,802,904
Shares repurchased	(1,269,818)	(64,641,614)	(2,145,079)	(102,017,165)
Net Increase/(Decrease)	75,664	$4,612,324	(167,159)	$(14,561,651)
Class T Shares:
Shares sold	3,602,238	$193,739,796	6,882,408	$336,692,521
Reinvested dividends and distributions	8,098,372	438,688,801	7,011,623	299,536,526
Shares repurchased	(6,884,358)	(368,696,054)	(12,404,356)	(595,347,025)
Net Increase/(Decrease)	4,816,252	$263,732,543	1,489,675	$40,882,022
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,073,819,019	$4,942,077,091	$-	$-
Janus Investment Fund | 25

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | March 31, 2025

Janus Henderson Forty Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 35

Janus Henderson Forty Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
36 | March 31, 2025

Janus Henderson Forty Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93041 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Equity Income Fund
Janus Investment Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 94.1%
Air Freight & Logistics – 1.2%
United Parcel Service Inc	637,637	$70,133,694
Automobiles – 1.1%
Kia Motors Corp	867,010	54,757,053
Stellantis NV	1,042,897	11,677,430
		66,434,483
Banks – 11.8%
BNP Paribas SA	1,039,606	86,573,029
Danske Bank A/S	1,281,167	42,009,339
DBS Group Holdings Ltd	1,910,500	65,584,404
Erste Group Bank AG	596,066	41,409,172
HSBC Holdings PLC	12,352,455	140,034,186
Intesa Sanpaolo SpA	23,787,402	122,456,840
Lloyds Banking Group PLC	62,775,615	58,720,001
Mitsubishi UFJ Financial Group Inc	5,604,100	75,694,778
UniCredit SpA	1,000,449	56,147,325
		688,629,074
Beverages – 3.0%
Carlsberg A/S	550,260	70,095,381
Coca-Cola European Partners PLC	546,977	47,603,408
Pernod Ricard SA	576,822	57,290,910
		174,989,699
Building Products – 1.1%
Cie de Saint-Gobain	668,290	66,423,232
Capital Markets – 0.5%
CME Group Inc	111,529	29,587,528
Chemicals – 0.5%
Shin-Etsu Chemical Co Ltd	1,096,200	31,235,602
Communications Equipment – 1.0%
Cisco Systems Inc	974,054	60,108,872
Diversified Financial Services – 1.2%
M&G PLC	27,764,763	71,565,329
Diversified Telecommunication Services – 7.3%
Elisa Oyj	1,461,828	71,223,939
Telenor ASA	3,149,847	45,023,441
Telia Co AB	19,238,673	69,452,352
TELUS Corp	5,548,414	79,588,064
Verizon Communications Inc	3,549,490	161,004,866
		426,292,662
Electric Utilities – 1.1%
Enel SpA	7,529,722	61,073,467
Electrical Equipment – 1.9%
ABB Ltd	2,140,307	110,788,534
Equity Real Estate Investment Trusts (REITs) – 1.0%
British Land Co PLC	11,706,389	55,866,750
Food Products – 3.0%
Danone SA	767,440	58,802,032
Nestle SA (REG)	1,157,265	117,057,765
		175,859,797
Health Care Equipment & Supplies – 1.5%
Medtronic PLC	984,745	88,489,186
Hotels, Restaurants & Leisure – 1.1%
Sodexo SA	949,036	60,966,547
Household Durables – 0.7%
Taylor Wimpey PLC	29,115,946	40,716,441
Industrial Conglomerates – 1.5%
Siemens AG	241,473	55,395,626
Swire Pacific Ltd	3,396,000	29,938,978
		85,334,604
Insurance – 8.1%
ASR Nederland NV	1,175,066	67,630,977
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Aviva PLC	8,935,072	$64,378,553
AXA SA	2,745,831	117,209,525
Dai-ichi Life Holdings Inc	12,410,000	94,487,943
Legal & General Group PLC	19,471,155	61,414,792
Phoenix Group Holdings PLC	9,186,403	68,094,363
		473,216,153
Machinery – 1.9%
Volvo AB*	3,823,981	112,505,206
Media – 0.9%
Publicis Groupe SA	527,067	49,658,498
Metals & Mining – 2.2%
Fortescue Metals Group Ltd	4,719,998	45,643,706
Freeport-McMoRan Inc	1,408,952	53,342,923
Rio Tinto PLC	470,321	28,111,634
		127,098,263
Multi-Utilities – 2.1%
Engie SA	3,099,096	60,382,668
National Grid PLC	4,700,143	61,223,161
		121,605,829
Office Real Estate Investment Trusts (REITs) – 0.6%
Dexus	7,276,788	32,343,514
Oil, Gas & Consumable Fuels – 8.8%
BP PLC	28,008,654	157,948,014
Eni SpA	7,139,876	110,261,211
Equinor ASA	424,843	11,257,078
TotalEnergies SE	1,239,222	80,084,270
Var Energi ASA	9,109,758	29,356,207
Williams Cos Inc	2,033,377	121,514,610
		510,421,390
Paper & Forest Products – 1.3%
UPM-Kymmene Oyj	2,824,981	75,811,850
Personal Products – 2.8%
Unilever PLC	2,776,009	165,338,976
Pharmaceuticals – 8.9%
Johnson & Johnson	370,197	61,393,471
Novartis AG	739,675	82,298,252
Roche Holding AG	615,498	202,423,057
Sanofi	1,543,973	171,071,373
		517,186,153
Professional Services – 0.5%
SGS SA (REG)	294,174	29,207,384
Real Estate Management & Development – 1.2%
China Resources Land Ltd	15,644,000	52,265,191
Swire Properties Ltd	7,756,000	17,045,204
		69,310,395
Semiconductor & Semiconductor Equipment – 3.2%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	720,555	119,612,130
Tokyo Electron Ltd	505,500	68,939,504
		188,551,634
Software – 1.0%
Microsoft Corp	152,396	57,207,934
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Digital Realty Trust Inc	197,204	28,257,361
Specialty Retail – 1.5%
Home Depot Inc	236,689	86,744,152
Technology Hardware, Storage & Peripherals – 0.8%
Seagate Technology Holdings PLC	577,994	49,100,590
Textiles, Apparel & Luxury Goods – 1.0%
Cie Financiere Richemont SA (REG)	317,642	55,480,970
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Tobacco – 6.3%
British American Tobacco PLC	4,426,049	$182,438,954
Imperial Brands PLC	4,985,104	184,318,866
		366,757,820
Total Common Stocks (cost $5,287,594,211)		5,480,299,573
Preferred Stocks – 1.6%
Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co Ltd (cost $123,509,406)	2,897,449	93,736,379
Investment Companies – 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $131,607,574)	131,581,257	131,607,574
Total Investments (total cost $5,542,711,191) – 97.9%		5,705,643,526
Cash, Receivables and Other Assets, net of Liabilities – 2.1%		120,189,904
Net Assets – 100%		$5,825,833,430

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,222,434,452	21.4%
United States	998,492,761	17.5
France	808,462,084	14.2
Switzerland	597,255,962	10.5
Italy	361,616,273	6.3
Japan	270,357,827	4.7
Netherlands	232,969,953	4.1
Sweden	181,957,558	3.2
South Korea	148,493,432	2.6
Finland	147,035,789	2.6
Taiwan	119,612,130	2.1
Denmark	112,104,720	2.0
Norway	85,636,726	1.5
Canada	79,588,064	1.4
Australia	77,987,220	1.4
Singapore	65,584,404	1.1
Germany	55,395,626	1.0
China	52,265,191	0.9
Hong Kong	46,984,182	0.8
Austria	41,409,172	0.7
Total	$5,705,643,526	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$215,145,892	$1,589,050,296	$(1,672,588,614)	$(7,672)	$7,672	$131,607,574	131,581,257	$3,168,004
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/24/25	(402,062,606)	$520,348,285	$1,118,990
Euro	4/24/25	(623,066,387)	681,816,988	7,305,098
Total				$8,424,088
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$8,424,088
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$27,078,677

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$15,851,307
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,176,975,918
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$8,424,088	$—	$—	$8,424,088

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Air Freight & Logistics	$70,133,694	$-	$-
Beverages	47,603,408	127,386,291	-
Capital Markets	29,587,528	-	-
Communications Equipment	60,108,872	-	-
Diversified Telecommunication Services	240,592,930	185,699,732	-
Health Care Equipment & Supplies	88,489,186	-	-
Metals & Mining	53,342,923	73,755,340	-
Oil, Gas & Consumable Fuels	121,514,610	388,906,780	-
Pharmaceuticals	61,393,471	455,792,682	-
Semiconductor & Semiconductor Equipment	119,612,130	68,939,504	-
Software	57,207,934	-	-
Specialized Real Estate Investment Trusts (REITs)	28,257,361	-	-
Specialty Retail	86,744,152	-	-
Technology Hardware, Storage & Peripherals	49,100,590	-	-
All Other	-	3,066,130,455	-
Preferred Stocks	-	93,736,379	-
Investment Companies	-	131,607,574	-
Total Investments in Securities	$1,113,688,789	$4,591,954,737	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	8,424,088	-
Total Assets	$1,113,688,789	$4,600,378,825	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

6  | March 31, 2025

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $5,411,103,617)	$5,574,035,952
Affiliated investments, at value (cost $131,607,574)	131,607,574
Forward foreign currency exchange contracts	8,424,088
Cash denominated in foreign currency (cost $21,186,085)	21,186,085
Trustees' deferred compensation	165,330
Receivables:
Foreign tax reclaims	74,852,179
Investments sold	50,197,465
Dividends	43,783,093
Fund shares sold	9,130,628
Dividends from affiliates	337,677
Other assets	563,130
Total Assets	5,914,283,201
Liabilities:
Payables:
Investments purchased	35,512,787
Fund shares repurchased	35,132,625
Dividends	8,002,219
Foreign withholding tax reclaim fee	4,817,258
Advisory fees	3,260,300
Transfer agent fees and expenses	815,655
12b-1 Distribution and shareholder servicing fees	364,017
Trustees' deferred compensation fees	165,330
Professional fees	58,214
Custodian fees	50,594
Trustees' fees and expenses	26,447
Affiliated fund administration fees payable	12,523
Accrued expenses and other payables	231,802
Total Liabilities	88,449,771
Commitments and contingent liabilities (Note 4)
Net Assets	$5,825,833,430
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,059,203,445
Total distributable earnings (loss)	(1,233,370,015)
Total Net Assets	$5,825,833,430
Net Assets - Class A Shares	$665,690,569
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	103,754,130
Net Asset Value Per Share(1)	$6.42
Maximum Offering Price Per Share(2)	$6.81
Net Assets - Class C Shares	$249,060,951
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,585,782
Net Asset Value Per Share(1)	$6.29
Net Assets - Class D Shares	$34,755,611
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,436,145
Net Asset Value Per Share	$6.39
Net Assets - Class I Shares	$4,394,789,819
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	682,388,834
Net Asset Value Per Share	$6.44
Net Assets - Class N Shares	$385,886,266
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	59,926,694
Net Asset Value Per Share	$6.44
Net Assets - Class S Shares	$19,679,233
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,103,833
Net Asset Value Per Share	$6.34
Net Assets - Class T Shares	$75,970,981
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,889,854
Net Asset Value Per Share	$6.39

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Equity Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$187,058,942
Dividends from affiliates	3,168,004
Other income	46,462
Foreign tax withheld	(11,855,420)
Total Investment Income	178,417,988
Expenses:
Advisory fees	18,571,973
12b-1 Distribution and shareholder servicing fees:
Class A Shares	830,201
Class C Shares	1,218,397
Class S Shares	21,174
Transfer agent administrative fees and expenses:
Class D Shares	16,591
Class S Shares	21,205
Class T Shares	88,961
Transfer agent networking and omnibus fees:
Class A Shares	826,880
Class C Shares	101,915
Class I Shares	2,202,263
Other transfer agent fees and expenses:
Class A Shares	19,295
Class C Shares	6,183
Class D Shares	3,701
Class I Shares	73,819
Class N Shares	8,292
Class S Shares	92
Class T Shares	406
Custodian fees	253,459
Professional fees	171,406
Shareholder reports expense	108,540
Affiliated fund administration fees	71,150
Registration fees	68,912
Trustees' fees and expenses	48,242
Other expenses	228,420
Total Expenses	24,961,477
Less: Excess Expense Reimbursement and Waivers	(153,180)
Net Expenses	24,808,297
Net Investment Income/(Loss)	153,609,691
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	169,801,510
Investments in affiliates	(7,672)
Forward foreign currency exchange contracts	27,078,677
Total Net Realized Gain/(Loss) on Investments	196,872,515
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(173,300,273)
Investments in affiliates	7,672
Forward foreign currency exchange contracts	15,851,307
Total Change in Unrealized Net Appreciation/Depreciation	(157,441,294)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$193,040,912
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Equity Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$153,609,691	$428,663,301
Net realized gain/(loss) on investments	196,872,515	12,877,871
Change in unrealized net appreciation/depreciation	(157,441,294)	668,794,413
Net Increase/(Decrease) in Net Assets Resulting from Operations	193,040,912	1,110,335,585
Dividends and Distributions to Shareholders:
Class A Shares	(20,120,025)	(52,290,787)
Class C Shares	(7,026,053)	(20,837,058)
Class D Shares	(1,052,308)	(2,337,042)
Class I Shares	(138,463,068)	(347,914,335)
Class N Shares	(11,775,180)	(25,248,816)
Class S Shares	(537,878)	(1,284,979)
Class T Shares	(2,297,739)	(6,171,652)
Net Decrease from Dividends and Distributions to Shareholders	(181,272,251)	(456,084,669)
Capital Share Transactions:
Class A Shares	(30,732,349)	(34,132,944)
Class C Shares	(29,910,578)	(55,426,728)
Class D Shares	2,344,385	5,416,908
Class I Shares	(49,939,702)	(396,723,150)
Class N Shares	48,462,549	(15,330,353)
Class S Shares	2,901,191	(1,939,096)
Class T Shares	1,648,383	(28,174,104)
Net Increase/(Decrease) from Capital Share Transactions	(55,226,121)	(526,309,467)
Net Increase/(Decrease) in Net Assets	(43,457,460)	127,941,449
Net Assets:
Beginning of period	5,869,290,890	5,741,349,441
End of period	$5,825,833,430	$5,869,290,890
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.40	$5.71	$5.22	$6.54	$5.90	$6.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.44 (2)	0.45	0.45 (3)	0.49	0.51
Net realized and unrealized gain/(loss)	0.05	0.73	0.52	(1.29)	0.64	(0.72)
Total from Investment Operations	0.21	1.17	0.97	(0.84)	1.13	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.48)	(0.49)	(0.47)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.48)	(0.49)	(0.47)
Net Asset Value, End of Period	$6.42	$6.40	$5.71	$5.22	$6.54	$5.90
Total Return*	3.38%	21.09%	18.45%	(13.71)%	19.08%	(2.98)%
Net Assets, End of Period (in thousands)	$665,691	$696,218	$653,602	$558,995	$662,514	$610,106
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.19%	1.18% (4)	1.20%	1.25% (5)	1.14%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.15%	1.18%	1.24%	1.14%	1.14%
Ratio of Net Investment Income/(Loss)	5.10%	7.20% (2)	7.50%	6.86% (3)	7.28%	8.15%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Equity Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.27	$5.61	$5.14	$6.46	$5.83	$6.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.39 (2)	0.41	0.40 (3)	0.44	0.47
Net realized and unrealized gain/(loss)	0.05	0.72	0.51	(1.27)	0.64	(0.73)
Total from Investment Operations	0.19	1.11	0.92	(0.87)	1.08	(0.26)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.45)	(0.45)	(0.45)	(0.45)	(0.44)
Total Dividends and Distributions	(0.17)	(0.45)	(0.45)	(0.45)	(0.45)	(0.44)
Net Asset Value, End of Period	$6.29	$6.27	$5.61	$5.14	$6.46	$5.83
Total Return*	3.12%	20.29%	17.74%	(14.29)%	18.54%	(3.92)%
Net Assets, End of Period (in thousands)	$249,061	$279,019	$301,866	$314,778	$437,512	$469,891
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.71%	1.73% (4)	1.75%	1.80% (5)	1.72%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.73%	1.75%	1.80%	1.72%	1.75%
Ratio of Net Investment Income/(Loss)	4.46%	6.55% (2)	6.92%	6.22% (3)	6.66%	7.49%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.38	$5.69	$5.21	$6.52	$5.88	$6.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.46 (2)	0.46	0.50 (3)	0.51	0.54
Net realized and unrealized gain/(loss)	0.03	0.73	0.51	(1.31)	0.63	(0.74)
Total from Investment Operations	0.21	1.19	0.97	(0.81)	1.14	(0.20)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.49)	(0.50)	(0.50)	(0.49)
Total Dividends and Distributions	(0.20)	(0.50)	(0.49)	(0.50)	(0.50)	(0.49)
Net Asset Value, End of Period	$6.39	$6.38	$5.69	$5.21	$6.52	$5.88
Total Return*	3.40%	21.48%	18.57%	(13.38)%	19.43%	(2.92)%
Net Assets, End of Period (in thousands)	$34,756	$32,820	$24,238	$21,653	$13,132	$8,277
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.87% (4)	0.91%	0.95% (5)	0.89%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.87%	0.91%	0.95%	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	5.64%	7.62% (2)	7.57%	7.72% (3)	7.60%	8.59%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Equity Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.42	$5.73	$5.24	$6.55	$5.91	$6.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.46 (2)	0.48	0.48 (3)	0.52	0.54
Net realized and unrealized gain/(loss)	0.05	0.73	0.51	(1.29)	0.63	(0.73)
Total from Investment Operations	0.22	1.19	0.99	(0.81)	1.15	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.50)	(0.50)	(0.51)	(0.50)
Total Dividends and Distributions	(0.20)	(0.50)	(0.50)	(0.50)	(0.51)	(0.50)
Net Asset Value, End of Period	$6.44	$6.42	$5.73	$5.24	$6.55	$5.91
Total Return*	3.57%	21.39%	18.75%	(13.27)%	19.43%	(2.78)%
Net Assets, End of Period (in thousands)	$4,394,790	$4,435,455	$4,337,578	$3,552,771	$3,719,987	$2,830,699
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79% (4)	0.82%	0.87% (5)	0.78%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.82%	0.87%	0.78%	0.78%
Ratio of Net Investment Income/(Loss)	5.47%	7.54% (2)	7.87%	7.33% (3)	7.70%	8.62%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.42	$5.73	$5.24	$6.55	$5.91	$6.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.48 (2)	0.48	0.50 (3)	0.53	0.51
Net realized and unrealized gain/(loss)	0.05	0.72	0.51	(1.31)	0.62	(0.70)
Total from Investment Operations	0.23	1.20	0.99	(0.81)	1.15	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.51)	(0.50)	(0.50)	(0.51)	(0.50)
Total Dividends and Distributions	(0.21)	(0.51)	(0.50)	(0.50)	(0.51)	(0.50)
Net Asset Value, End of Period	$6.44	$6.42	$5.73	$5.24	$6.55	$5.91
Total Return*	3.62%	21.50%	18.85%	(13.20)%	19.51%	(2.71)%
Net Assets, End of Period (in thousands)	$385,886	$334,727	$314,464	$255,001	$134,486	$68,993
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70% (4)	0.73%	0.78% (5)	0.70%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.73%	0.78%	0.70%	0.72%
Ratio of Net Investment Income/(Loss)	5.69%	7.73% (2)	7.91%	7.69% (3)	7.85%	8.37%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Equity Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.32	$5.65	$5.17	$6.49	$5.86	$6.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.43 (2)	0.45	0.44 (3)	0.49	0.59
Net realized and unrealized gain/(loss)	0.05	0.72	0.51	(1.28)	0.62	(0.82)
Total from Investment Operations	0.21	1.15	0.96	(0.84)	1.11	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.47)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.47)
Net Asset Value, End of Period	$6.34	$6.32	$5.65	$5.17	$6.49	$5.86
Total Return*	3.40%	20.89%	18.38%	(13.85)%	19.01%	(3.30)%
Net Assets, End of Period (in thousands)	$19,679	$16,715	$16,746	$14,587	$16,510	$10,825
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.21% (4)	1.24%	1.30% (5)	1.21%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.20%	1.24%	1.30%	1.21%	1.25%
Ratio of Net Investment Income/(Loss)	5.21%	7.09% (2)	7.46%	6.81% (3)	7.31%	9.83%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.37	$5.69	$5.21	$6.52	$5.88	$6.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.43 (2)	0.46	0.50 (3)	0.52	0.52
Net realized and unrealized gain/(loss)	0.05	0.74	0.51	(1.32)	0.62	(0.72)
Total from Investment Operations	0.22	1.17	0.97	(0.82)	1.14	(0.20)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.49)	(0.49)	(0.49)	(0.50)	(0.49)
Total Dividends and Distributions	(0.20)	(0.49)	(0.49)	(0.49)	(0.50)	(0.49)
Net Asset Value, End of Period	$6.39	$6.37	$5.69	$5.21	$6.52	$5.88
Total Return*	3.52%	21.21%	18.50%	(13.41)%	19.35%	(2.94)%
Net Assets, End of Period (in thousands)	$75,971	$74,338	$92,856	$122,858	$71,551	$70,408
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	0.95% (4)	0.98%	1.02% (5)	0.94%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.93%	0.97%	1.01%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	5.41%	7.14% (2)	7.63%	7.76% (3)	7.70%	8.29%
Portfolio Turnover Rate	63%	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $37,467.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $5,459.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,253,714,479)	$(278,907,584)	$(1,532,622,063)
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,612,167,105	$419,601,611	$(326,125,190)	$93,476,421
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$8,424,088	$-	$8,424,088
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	11,475,263	$72,337,700	20,970,427	$127,716,415
Reinvested dividends and distributions	2,600,278	16,400,818	6,787,725	41,720,024
Shares repurchased	(19,174,971)	(119,470,867)	(33,372,162)	(203,569,383)
Net Increase/(Decrease)	(5,099,430)	$(30,732,349)	(5,614,010)	$(34,132,944)
Class C Shares:
Shares sold	2,178,181	$13,469,365	4,899,529	$29,347,205
Reinvested dividends and distributions	1,106,727	6,836,584	3,355,865	20,223,646
Shares repurchased	(8,173,750)	(50,216,527)	(17,570,570)	(104,997,579)
Net Increase/(Decrease)	(4,888,842)	$(29,910,578)	(9,315,176)	$(55,426,728)
Class D Shares:
Shares sold	1,967,183	$12,622,927	1,702,382	$10,371,528
Reinvested dividends and distributions	149,586	939,815	350,575	2,149,978
Shares repurchased	(1,827,442)	(11,218,357)	(1,164,075)	(7,104,598)
Net Increase/(Decrease)	289,327	$2,344,385	888,882	$5,416,908
Class I Shares:
Shares sold	79,992,300	$506,827,814	157,189,888	$959,197,257
Reinvested dividends and distributions	20,540,037	129,943,575	52,957,227	326,464,430
Shares repurchased	(108,959,740)	(686,711,091)	(276,556,698)	(1,682,384,837)
Net Increase/(Decrease)	(8,427,403)	$(49,939,702)	(66,409,583)	$(396,723,150)
Class N Shares:
Shares sold	15,707,608	$98,584,520	17,700,131	$108,349,997
Reinvested dividends and distributions	1,227,947	7,778,803	2,506,396	15,456,293
Shares repurchased	(9,147,331)	(57,900,774)	(22,972,815)	(139,136,643)
Net Increase/(Decrease)	7,788,224	$48,462,549	(2,766,288)	$(15,330,353)
Class S Shares:
Shares sold	599,609	$3,763,269	295,670	$1,790,595
Reinvested dividends and distributions	86,200	537,878	211,607	1,284,979
Shares repurchased	(225,331)	(1,399,956)	(827,615)	(5,014,670)
Net Increase/(Decrease)	460,478	$2,901,191	(320,338)	$(1,939,096)
Class T Shares:
Shares sold	1,806,120	$11,554,627	2,602,911	$15,770,839
Reinvested dividends and distributions	358,063	2,248,563	990,313	6,043,183
Shares repurchased	(1,941,904)	(12,154,807)	(8,250,654)	(49,988,126)
Net Increase/(Decrease)	222,279	$1,648,383	(4,657,430)	$(28,174,104)
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,439,054,040	$3,457,169,386	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 33

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
34 | March 31, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | March 31, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
38 | March 31, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 39

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | March 31, 2025

Janus Henderson Global Equity Income Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93081 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Life Sciences Fund
Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 0%
Personal Products – 0%
HeartFlow Holdings Inc, 7.0000% (0% Cash or 7% PIK), 1/24/29Ø,¢,§ (cost $2,000,000)	$2,000,000	$2,000,000
Common Stocks – 98.5%
Biotechnology – 30.2%
4D Molecular Therapeutics Inc*	952,085	3,075,235
89bio Inc*	2,967,878	21,576,473
AbbVie Inc	635,230	133,093,390
Akero Therapeutics Inc*	1,553,410	62,882,037
Alnylam Pharmaceuticals Inc*	64,364	17,379,567
Amgen Inc	437,086	136,174,143
Amicus Therapeutics Inc*	1,330,540	10,857,206
Apogee Therapeutics Inc*	276,440	10,327,798
Arcellx Inc*	276,015	18,106,584
Ardelyx Inc*	4,149,110	20,372,130
Argenx SE (ADR)*	169,140	100,108,046
Ascendis Pharma A/S (ADR)*	433,326	67,538,190
Avidity Biosciences Inc*	1,666,169	49,185,309
Beam Therapeutics Inc*	317,304	6,196,947
Bicara Therapeutics*,#	480,329	6,258,687
Biohaven Ltd*	943,603	22,684,216
Bridgebio Pharma Inc*	1,042,874	36,052,154
CG Oncology Inc*	278,721	6,825,877
Crinetics Pharmaceuticals Inc*	333,994	11,202,159
Cytokinetics Inc*	246,277	9,897,873
Dyne Therapeutics Inc*	1,762,688	18,437,716
Geron Corp*	2,531,635	4,025,300
Gilead Sciences Inc	248,222	27,813,275
IDEAYA Biosciences Inc*	802,784	13,149,602
Immunome Inc*	818,181	5,506,358
Insmed Inc*	211,475	16,133,428
Janux Therapeutics Inc*	527,158	14,233,266
Legend Biotech Corp (ADR)*	459,515	15,591,344
LEXEO Therapeutics Inc*,#	667,686	2,316,870
Madrigal Pharmaceuticals Inc*	185,841	61,556,114
Metsera Inc*,#	300,343	8,175,336
Mirum Pharmaceuticals Inc*	712,399	32,093,575
Neurocrine Biosciences Inc*	125,465	13,876,429
Nuvalent Inc - Class A*	192,147	13,627,065
Praxis Precision Medicines Inc*	178,813	6,771,648
PTC Therapeutics Inc*	488,447	24,891,259
Revolution Medicines Inc*	1,236,518	43,723,277
Rhythm Pharmaceuticals Inc*	250,045	13,244,884
Rocket Pharmaceuticals Inc*	531,746	3,546,746
Sarepta Therapeutics Inc*	425,047	27,126,500
Soleno Therapeutics Inc*	923,651	65,994,864
Travere Therapeutics Inc*	1,251,778	22,431,862
United Therapeutics Corp*	46,432	14,313,593
Vaxcyte Inc*	872,907	32,960,968
Vertex Pharmaceuticals Inc*	273,639	132,665,660
Xenon Pharmaceuticals Inc*	342,490	11,490,540
Zai Lab Ltd (ADR)*	799,798	28,904,700
		1,424,396,200
Health Care Equipment & Supplies – 18.1%
Abbott Laboratories	1,096,926	145,507,234
Align Technology Inc*	126,344	20,071,008
Boston Scientific Corp*	1,460,610	147,346,337
Cooper Cos Inc/The*	308,155	25,992,874
DexCom Inc*	558,098	38,112,512
Edwards Lifesciences Corp*	409,141	29,654,540
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Globus Medical Inc*	680,040	$49,778,928
Hoya Corp	82,000	9,251,191
Inspire Medical Systems Inc*	161,612	25,741,559
Intuitive Surgical Inc*	178,170	88,242,256
Lantheus Holdings Inc*	502,368	49,031,117
Medtronic PLC	798,165	71,723,107
Penumbra Inc*	119,524	31,961,913
STERIS PLC	87,146	19,751,641
Stryker Corp	225,798	84,053,305
Teleflex Inc	133,033	18,383,830
		854,603,352
Health Care Providers & Services – 13.6%
AmerisourceBergen Corp	196,685	54,696,132
Anthem Inc	106,645	46,386,309
Centene Corp*	381,171	23,140,891
CVS Health Corp	583,908	39,559,767
HCA Healthcare Inc	181,895	62,853,817
Humana Inc	84,489	22,355,789
McKesson Corp	93,552	62,959,561
NeoGenomics Inc*	796,242	7,556,337
UnitedHealth Group Inc	617,818	323,582,177
		643,090,780
Life Sciences Tools & Services – 5.1%
Danaher Corp	410,016	84,053,280
ICON PLC*	70,774	12,384,742
Illumina Inc*	112,085	8,892,824
IQVIA Holdings Inc*	46,667	8,227,392
Sotera Health Co*	1,185,882	13,827,384
Thermo Fisher Scientific Inc	222,700	110,815,520
		238,201,142
Pharmaceuticals – 31.5%
AstraZeneca PLC	1,292,377	188,838,405
Avadel Pharmaceuticals PLC*	2,481,651	19,431,327
Edgewise Therapeutics Inc*	684,559	15,060,298
Eli Lilly & Co	535,792	442,515,971
Johnson & Johnson	1,018,875	168,970,230
Merck & Co Inc	916,279	82,245,203
Novartis AG (ADR)	986,698	109,997,093
Novo Nordisk A/S - Class B	1,626,374	112,740,077
Roche Holding AG	214,651	70,593,750
Sanofi	1,298,138	143,832,988
Structure Therapeutics Inc (ADR)*	586,345	10,149,632
Teva Pharmaceutical Industries Ltd (ADR)*	2,345,688	36,053,224
Verona Pharma PLC (ADR)*	761,585	48,353,032
Zoetis Inc	203,923	33,575,922
		1,482,357,152
Total Common Stocks (cost $3,026,156,966)		4,642,648,626
Private Placements – 0.9%
Biotechnology – 0.6%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	2,999,999
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,411,576
Attralus Inc*,¢,§	669,935	3,711,440
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc - Series B*,¢,§	674,104	1,769,105
Curevo Inc - Series B-1*,¢,§	886,774	2,327,232
Element Biosciences Inc*,¢,§	425,023	3,516,130
Shoreline Biosciences Inc*,¢,§	747,187	2,820,631
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Private Placements – (continued)
Biotechnology – (continued)
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	$3,021,666
TwinStrand Biosciences Inc¢,§	344,314	1,380,527
		28,288,650
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,872,981
Freenome Holdings Inc - Series D*,¢,§	342,803	1,905,984
		3,778,965
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,096,919
Magnolia Medical Technologies Inc - Series E1*,¢,§	301,933	411,790
		3,508,709
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	6,150,168
Total Private Placements (cost $56,908,058)		41,726,492
Rights – 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢ (cost $1,180,320)	874,311	0
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§	1	0
Magnolia Medical Technologies Inc, expires 12/31/25*,¢,§	37,748	38
Total Warrants (cost $0)		38
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $12,546,371)	12,543,863	12,546,371
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	1,807,673	1,807,673
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$451,918	451,918
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,259,591)		2,259,591
Total Investments (total cost $3,101,051,306) – 99.8%		4,701,181,118
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		10,388,275
Net Assets – 100%		$4,711,569,393

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,768,489,343	80.2%
United Kingdom	237,191,437	5.0
Switzerland	180,590,843	3.8
Denmark	180,278,267	3.8
France	143,832,988	3.1
Belgium	100,108,046	2.1
Israel	36,053,224	0.8
China	28,904,700	0.6
Ireland	12,384,742	0.3
Japan	9,251,191	0.2
South Korea	4,096,337	0.1
Total	$4,701,181,118	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$1,199,814	$305,659,777	$(294,313,221)	$(120)	$121	$12,546,371	12,543,863	$367,111
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	9,641,428	42,581,244	(50,414,999)	-	-	1,807,673	1,807,673	17,461 ∆
Total Affiliated Investments - 0.4%
	$10,841,242	$348,241,021	$(344,728,220)	$(120)	$121	$14,354,044	14,351,536	$384,572

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,918,369	$—	$(1,918,369)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $43,726,530, which represents 0.9% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24	$2,999,999	$2,999,999	0.1%
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,411,576	0.0
Attralus Inc	8/31/21	5,198,696	3,711,440	0.1
Curevo Inc	11/10/22	5,330,344	5,330,344	0.1
Curevo Inc - Series B	3/6/25	1,769,105	1,769,105	0.0
Curevo Inc - Series B-1	2/28/25	1,861,786	2,327,232	0.0
Element Biosciences Inc	6/21/21	8,737,070	3,516,130	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	1,872,981	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,905,984	0.1
HeartFlow Holdings Inc, 7.0000% (0% Cash or 7% PIK), 1/24/29	1/24/25	2,000,000	2,000,000	0.0
HeartFlow Inc - Series F	3/24/23	5,512,910	6,150,168	0.1
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc, 12/31/25	7/12/24	0	38	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,096,919	0.1
Magnolia Medical Technologies Inc - Series E1	2/26/25	411,789	411,790	0.0
Shoreline Biosciences Inc	10/28/21	7,522,230	2,820,631	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	3,021,666	0.1
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$58,908,058	$43,726,530	0.9%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 5

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$2,000,000
Common Stocks
Health Care Equipment & Supplies	845,352,161	9,251,191	-
Pharmaceuticals	966,351,932	516,005,220	-
All Other	2,305,688,122	-	-
Private Placements	-	-	41,726,492
Rights	-	-	0
Warrants	-	-	38
Investment Companies	-	12,546,371	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,259,591	-
Total Assets	$4,117,392,215	$540,062,373	$43,726,530
6  | March 31, 2025

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $3,086,697,262)(1)	$4,686,827,074
Affiliated investments, at value (cost $14,354,044)	14,354,044
Cash denominated in foreign currency (cost $67)	67
Trustees' deferred compensation	135,036
Receivables:
Foreign tax reclaims	9,597,367
Dividends	5,813,134
Investments sold	5,404,340
Fund shares sold	1,797,337
Dividends from affiliates	37,781
Other assets	101,547
Total Assets	4,724,067,727
Liabilities:
Due to custodian	1,285
Collateral for securities loaned (Note 2)	2,259,591
Payables:
Fund shares repurchased	3,572,717
Investments purchased	2,776,874
Advisory fees	2,628,305
Transfer agent fees and expenses	690,153
Trustees' deferred compensation fees	135,036
12b-1 Distribution and shareholder servicing fees	118,168
Professional fees	48,025
Trustees' fees and expenses	24,845
Affiliated fund administration fees payable	10,267
Custodian fees	353
Accrued expenses and other payables	232,715
Total Liabilities	12,498,334
Commitments and contingent liabilities (Note 3)
Net Assets	$4,711,569,393
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,111,971,037
Total distributable earnings (loss)	1,599,598,356
Total Net Assets	$4,711,569,393
Net Assets - Class A Shares	$269,537,268
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,030,675
Net Asset Value Per Share(2)	$66.87
Maximum Offering Price Per Share(3)	$70.95
Net Assets - Class C Shares	$60,413,530
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,049,777
Net Asset Value Per Share(2)	$57.55
Net Assets - Class D Shares	$1,649,232,486
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,053,846
Net Asset Value Per Share	$68.56
Net Assets - Class I Shares	$1,359,421,135
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,788,530
Net Asset Value Per Share	$68.70
Net Assets - Class N Shares	$174,463,720
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,549,464
Net Asset Value Per Share	$68.43
Net Assets - Class S Shares	$25,490,218
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	392,217
Net Asset Value Per Share	$64.99
Net Assets - Class T Shares	$1,173,011,036
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,217,861
Net Asset Value Per Share	$68.13

(1)	Includes $1,918,369 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Life Sciences Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$29,843,846
Dividends from affiliates	367,111
Affiliated securities lending income, net	17,461
Unaffiliated securities lending income, net	4,771
Other income	11,692
Foreign tax withheld	(371,704)
Total Investment Income	29,873,177
Expenses:
Advisory fees	16,286,075
12b-1 Distribution and shareholder servicing fees:
Class A Shares	356,622
Class C Shares	321,824
Class S Shares	33,816
Transfer agent administrative fees and expenses:
Class D Shares	967,849
Class S Shares	33,882
Class T Shares	1,590,962
Transfer agent networking and omnibus fees:
Class A Shares	99,772
Class C Shares	33,701
Class I Shares	782,116
Other transfer agent fees and expenses:
Class A Shares	8,438
Class C Shares	1,669
Class D Shares	99,388
Class I Shares	25,579
Class N Shares	6,212
Class S Shares	162
Class T Shares	6,330
Registration fees	158,738
Shareholder reports expense	149,672
Professional fees	147,296
Custodian fees	96,140
Affiliated fund administration fees	63,618
Trustees' fees and expenses	44,880
Other expenses	222,020
Total Expenses	21,536,761
Less: Excess Expense Reimbursement and Waivers	(97,822)
Net Expenses	21,438,939
Net Investment Income/(Loss)	8,434,238
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	89,765,320
Investments in affiliates	(120)
Total Net Realized Gain/(Loss) on Investments	89,765,200
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(672,794,063)
Investments in affiliates	121
Total Change in Unrealized Net Appreciation/Depreciation	(672,793,942)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(574,594,504)
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Life Sciences Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$8,434,238	$13,614,037
Net realized gain/(loss) on investments	89,765,200	242,483,814
Change in unrealized net appreciation/depreciation	(672,793,942)	926,270,532
Net Increase/(Decrease) in Net Assets Resulting from Operations	(574,594,504)	1,182,368,383
Dividends and Distributions to Shareholders:
Class A Shares	(14,515,428)	(11,901,763)
Class C Shares	(4,036,556)	(3,759,454)
Class D Shares	(93,982,722)	(71,917,170)
Class I Shares	(76,880,313)	(45,395,099)
Class N Shares	(10,379,173)	(7,168,551)
Class S Shares	(1,377,508)	(1,236,013)
Class T Shares	(66,909,401)	(51,942,773)
Net Decrease from Dividends and Distributions to Shareholders	(268,081,101)	(193,320,823)
Capital Share Transactions:
Class A Shares	15,050,359	(31,171,308)
Class C Shares	(3,381,898)	(19,924,539)
Class D Shares	833,309	(60,154,805)
Class I Shares	54,307,900	247,669,042
Class N Shares	(224,228,029)	85,181,680
Class S Shares	(433,244)	(3,199,072)
Class T Shares	(20,255,609)	(57,094,224)
Net Increase/(Decrease) from Capital Share Transactions	(178,107,212)	161,306,774
Net Increase/(Decrease) in Net Assets	(1,020,782,817)	1,150,354,334
Net Assets:
Beginning of period	5,732,352,210	4,581,997,876
End of period	$4,711,569,393	$5,732,352,210
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.64	$65.05	$57.73	$72.24	$66.20	$53.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.07	0.16	0.04	0.07	0.41 (2)
Net realized and unrealized gain/(loss)	(8.04)	16.39	7.21	(7.84)	11.44	15.62
Total from Investment Operations	(7.97)	16.46	7.37	(7.80)	11.51	16.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.02)	(0.05)	(0.76)	(0.66)	(0.40)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.80)	(2.87)	(0.05)	(6.71)	(5.47)	(3.72)
Net Asset Value, End of Period	$66.87	$78.64	$65.05	$57.73	$72.24	$66.20
Total Return*	(10.38)%	26.32%	12.77%	(11.96)%	17.70%	30.58%
Net Assets, End of Period (in thousands)	$269,537	$300,274	$276,513	$238,774	$285,239	$228,005
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	0.98%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.98%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Investment Income/(Loss)	0.19%	0.10%	0.24%	0.07%	0.10%	0.69% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.38	$57.33	$51.22	$64.73	$59.83	$49.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.40)	(0.29)	(0.35)	(0.39)	— (2),(3)
Net realized and unrealized gain/(loss)	(6.95)	14.30	6.40	(6.96)	10.32	14.15
Total from Investment Operations	(7.12)	13.90	6.11	(7.31)	9.93	14.15
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.25)	(0.22)	— (3)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.71)	(2.85)	—	(6.20)	(5.03)	(3.32)
Net Asset Value, End of Period	$57.55	$68.38	$57.33	$51.22	$64.73	$59.83
Total Return*	(10.69)%	25.36%	11.93%	(12.55)%	16.86%	29.66%
Net Assets, End of Period (in thousands)	$60,414	$75,676	$82,025	$106,819	$157,110	$155,599
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.73%	1.74%	1.70%	1.65%	1.69%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.74%	1.70%	1.65%	1.69%	1.69%
Ratio of Net Investment Income/(Loss)	(0.57)%	(0.65)%	(0.50)%	(0.61)%	(0.61)%	(0.01)% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.27 and 0.49%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.62	$66.57	$59.09	$73.77	$67.47	$54.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.22	0.28	0.16	0.20	0.53 (2)
Net realized and unrealized gain/(loss)	(8.24)	16.77	7.37	(8.02)	11.66	15.90
Total from Investment Operations	(8.10)	16.99	7.65	(7.86)	11.86	16.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.09)	(0.17)	(0.87)	(0.75)	(0.50)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.96)	(2.94)	(0.17)	(6.82)	(5.56)	(3.82)
Net Asset Value, End of Period	$68.56	$80.62	$66.57	$59.09	$73.77	$67.47
Total Return*	(10.29)%	26.56%	12.95%	(11.81)%	17.91%	30.80%
Net Assets, End of Period (in thousands)	$1,649,232	$1,938,487	$1,649,818	$1,538,660	$1,848,983	$1,653,849
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Investment Income/(Loss)	0.38%	0.30%	0.42%	0.24%	0.28%	0.87% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.80	$66.72	$59.22	$73.93	$67.61	$54.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.25	0.31	0.18	0.23	0.57 (2)
Net realized and unrealized gain/(loss)	(8.25)	16.79	7.39	(8.03)	11.69	15.93
Total from Investment Operations	(8.10)	17.04	7.70	(7.85)	11.92	16.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.11)	(0.20)	(0.91)	(0.79)	(0.53)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(4.00)	(2.96)	(0.20)	(6.86)	(5.60)	(3.85)
Net Asset Value, End of Period	$68.70	$80.80	$66.72	$59.22	$73.93	$67.61
Total Return*	(10.27)%	26.58%	13.01%	(11.77)%	17.96%	30.89%
Net Assets, End of Period (in thousands)	$1,359,421	$1,539,840	$1,047,057	$839,582	$1,079,081	$911,963
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.77%	0.77%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.77%	0.77%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	0.40%	0.34%	0.46%	0.28%	0.32%	0.93% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.53	$66.48	$59.02	$73.69	$67.41	$54.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.33	0.39	0.24	0.31	0.66 (2)
Net realized and unrealized gain/(loss)	(8.17)	16.72	7.34	(7.99)	11.62	15.85
Total from Investment Operations	(8.04)	17.05	7.73	(7.75)	11.93	16.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.15)	(0.27)	(0.97)	(0.84)	(0.59)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(4.06)	(3.00)	(0.27)	(6.92)	(5.65)	(3.91)
Net Asset Value, End of Period	$68.43	$80.53	$66.48	$59.02	$73.69	$67.41
Total Return*	(10.23)%	26.71%	13.10%	(11.68)%	18.04%	30.99%
Net Assets, End of Period (in thousands)	$174,464	$445,638	$289,363	$138,495	$176,576	$144,543
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.68%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.68%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	0.35%	0.45%	0.58%	0.37%	0.43%	1.08% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$76.51	$63.47	$56.40	$70.72	$64.93	$52.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(—) (2)	(0.06)	0.03	(0.08)	(0.07)	0.31 (3)
Net realized and unrealized gain/(loss)	(7.81)	15.95	7.04	(7.66)	11.21	15.31
Total from Investment Operations	(7.81)	15.89	7.07	(7.74)	11.14	15.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.63)	(0.54)	(0.31)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.71)	(2.85)	—	(6.58)	(5.35)	(3.63)
Net Asset Value, End of Period	$64.99	$76.51	$63.47	$56.40	$70.72	$64.93
Total Return*	(10.45)%	26.06%	12.54%	(12.13)%	17.46%	30.33%
Net Assets, End of Period (in thousands)	$25,490	$30,286	$28,027	$24,128	$27,575	$24,287
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.18%	1.18%	1.18%	1.17%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.18%	1.18%	1.17%	1.18%
Ratio of Net Investment Income/(Loss)	(0.00)%	(0.09)%	0.05%	(0.13)%	(0.09)%	0.52% (3)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.07	$66.17	$58.72	$73.33	$67.11	$54.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.14	0.21	0.09	0.12	0.46 (2)
Net realized and unrealized gain/(loss)	(8.18)	16.66	7.33	(7.96)	11.60	15.82
Total from Investment Operations	(8.08)	16.80	7.54	(7.87)	11.72	16.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.05)	(0.09)	(0.79)	(0.69)	(0.44)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.86)	(2.90)	(0.09)	(6.74)	(5.50)	(3.76)
Net Asset Value, End of Period	$68.13	$80.07	$66.17	$58.72	$73.33	$67.11
Total Return*	(10.32)%	26.40%	12.85%	(11.89)%	17.78%	30.66%
Net Assets, End of Period (in thousands)	$1,173,011	$1,402,150	$1,209,195	$1,104,248	$1,378,342	$1,268,796
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.92%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.90%	0.91%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	0.27%	0.19%	0.32%	0.14%	0.17%	0.76% (2)
Portfolio Turnover Rate	14%	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
18 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
20 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Janus Investment Fund | 21

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the
22 | March 31, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,918,369. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $2,259,591, resulting in the net amount due to the counterparty of $341,222.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $20,372.
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Notes to Financial Statements (unaudited)
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class A Shares paid CDSCs of $9,473 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $2,116.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,176,570,623	$1,742,980,413	$(218,369,918)	$1,524,610,495
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	503,233	$35,343,674	764,084	$54,409,116
Reinvested dividends and distributions	172,500	12,152,644	132,352	8,457,279
Shares repurchased	(463,503)	(32,445,959)	(1,328,880)	(94,037,703)
Net Increase/(Decrease)	212,230	$15,050,359	(432,444)	$(31,171,308)
Class C Shares:
Shares sold	105,920	$6,573,868	154,188	$9,604,877
Reinvested dividends and distributions	61,900	3,761,650	62,167	3,475,745
Shares repurchased	(224,662)	(13,717,416)	(540,445)	(33,005,161)
Net Increase/(Decrease)	(56,842)	$(3,381,898)	(324,090)	$(19,924,539)
Class D Shares:
Shares sold	339,536	$24,690,193	676,108	$49,574,091
Reinvested dividends and distributions	1,250,348	90,250,081	1,056,894	69,141,965
Shares repurchased	(1,581,018)	(114,106,965)	(2,469,701)	(178,870,861)
Net Increase/(Decrease)	8,866	$833,309	(736,699)	$(60,154,805)
Class I Shares:
Shares sold	3,799,558	$275,610,451	7,252,908	$529,875,031
Reinvested dividends and distributions	874,513	63,244,751	581,451	38,114,130
Shares repurchased	(3,942,868)	(284,547,302)	(4,471,068)	(320,320,119)
Net Increase/(Decrease)	731,203	$54,307,900	3,363,291	$247,669,042
Class N Shares:
Shares sold	487,249	$36,107,698	5,399,873	$383,563,542
Reinvested dividends and distributions	138,132	9,948,281	106,451	6,949,142
Shares repurchased	(3,609,499)	(270,284,008)	(4,325,327)	(305,331,004)
Net Increase/(Decrease)	(2,984,118)	$(224,228,029)	1,180,997	$85,181,680
Class S Shares:
Shares sold	54,855	$3,712,657	59,598	$4,112,788
Reinvested dividends and distributions	20,110	1,377,508	19,846	1,236,013
Shares repurchased	(78,581)	(5,523,409)	(125,203)	(8,547,873)
Net Increase/(Decrease)	(3,616)	$(433,244)	(45,759)	$(3,199,072)
Class T Shares:
Shares sold	618,981	$45,157,134	1,328,625	$97,459,125
Reinvested dividends and distributions	911,891	65,428,172	782,824	50,907,051
Shares repurchased	(1,823,643)	(130,840,915)	(2,875,971)	(205,460,400)
Net Increase/(Decrease)	(292,771)	$(20,255,609)	(764,522)	$(57,094,224)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$696,198,791	$1,126,288,979	$-	$-
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 37

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Global Life Sciences Fund
Notes
Janus Investment Fund | 39

Janus Henderson Global Life Sciences Fund
Notes
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Janus Henderson Global Life Sciences Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93043 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Real Estate Fund
Janus Investment Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.8%
Capital Markets – 0.2%
HMC Capital Ltd	141,674	$556,193
Diversified Telecommunication Services – 0.7%
Cellnex Telecom SAž,*	61,427	2,180,231
Equity Real Estate Investment Trusts (REITs) – 3.5%
British Land Co PLC	472,533	2,255,083
Merlin Properties Socimi SA	318,088	3,415,049
Stockland	709,597	2,183,831
United Urban Investment Corp	2,818	2,795,929
		10,649,892
Health Care Real Estate Investment Trusts (REITs) – 8.7%
Sabra Health Care Inc	390,647	6,824,603
Ventas Inc	125,939	8,659,565
Welltower Inc	71,127	10,897,368
		26,381,536
Hotel & Resort Real Estate Investment Trusts (REITs) – 2.9%
Invincible Investment Corp	9,727	4,090,526
Ryman Hospitality Properties Inc	49,828	4,556,272
		8,646,798
Industrial Real Estate Investment Trusts (REITs) – 16.0%
EastGroup Properties Inc	40,908	7,205,944
First Industrial Realty Trust Inc	102,424	5,526,799
Goodman Group	632,204	11,366,963
Lineage Inc	104,959	6,153,746
Mapletree Logistics Trust	2,448,000	2,379,604
Prologis Inc	92,695	10,362,374
Segro PLC	281,725	2,513,879
Tritax Big Box REIT PLC	1,575,467	2,857,077
		48,366,386
Office Real Estate Investment Trusts (REITs) – 6.5%
Boston Properties Inc	120,694	8,109,430
Helical PLC	500,077	1,283,210
Highwoods Properties Inc	212,078	6,285,992
Japan Real Estate Investment Corp#	5,338	3,826,133
		19,504,765
Real Estate Management & Development – 15.9%
Capitaland Investment Ltd/Singapore	1,680,100	3,411,794
CBRE Group Inc*	46,377	6,065,184
China Resources Land Ltd	1,614,500	5,393,898
CTP NVž	99,704	1,786,812
Fastighets AB Balder - Class B*	467,806	2,929,910
Hongkong Land Holdings Ltd	1,154,000	4,999,214
LEG Immobilien AG	26,225	1,856,241
Mitsubishi Estate Co Ltd	280,651	4,580,895
Mitsui Fudosan Co Ltd	903,500	8,067,173
Sun Hung Kai Properties Ltd	247,000	2,344,737
VGP NV	28,826	2,507,527
Vonovia SE	154,046	4,155,672
		48,099,057
Residential Real Estate Investment Trusts (REITs) – 13.8%
American Homes 4 Rent LP	217,101	8,208,589
AvalonBay Communities Inc	45,370	9,737,309
Canadian Apartment Properties	122,714	3,679,117
Comforia Residential Inc	1,685	2,965,341
Equity LifeStyle Properties Inc	104,395	6,963,147
UDR Inc	184,260	8,323,024
UNITE Group PLC	186,640	1,962,465
		41,838,992
Retail Real Estate Investment Trusts (REITs) – 13.2%
CapitaLand Mall Trust	2,202,500	3,430,509
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – (continued)
Federal Realty Investment Trust	77,438	$7,574,985
Hammerson PLC	407,036	1,301,794
Japan Retail Fund Investment Corp	5,255	3,356,942
Macerich Co	282,343	4,847,829
Realty Income Corp	230,368	13,363,648
Scentre Group	1,157,690	2,429,297
Unibail-Rodamco-Westfield*	44,420	3,744,663
		40,049,667
Specialized Real Estate Investment Trusts (REITs) – 17.4%
CubeSmart	33,790	1,443,171
Digital Realty Trust Inc	88,775	12,720,570
Equinix Inc	20,815	16,971,510
Keppel DC	1,208,100	1,927,842
Public Storage	43,212	12,932,919
Safestore Holdings PLC	198,088	1,570,627
SBA Communications Corp	22,258	4,896,983
		52,463,622
Total Common Stocks (cost $283,679,797)		298,737,139
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $2,579,463)	2,578,948	2,579,463
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	2,099,300	2,099,300
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 4/1/25	$524,825	524,825
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,624,125)		2,624,125
Total Investments (total cost $288,883,385) – 100.6%		303,940,727
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(1,725,441)
Net Assets – 100%		$302,215,286

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$193,834,549	63.8%
Japan	29,682,939	9.8
Australia	16,536,284	5.4
United Kingdom	13,744,135	4.5
Singapore	11,149,749	3.7
Hong Kong	7,343,951	2.4
Germany	6,011,913	2.0
Spain	5,595,280	1.8
China	5,393,898	1.8
France	3,744,663	1.2
Canada	3,679,117	1.2
Sweden	2,929,910	1.0
Belgium	2,507,527	0.8
Netherlands	1,786,812	0.6
Total	$303,940,727	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$1,857,946	$44,476,628	$(43,755,111)	$(64)	$64	$2,579,463	2,578,948	$40,036
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	4,537,152	27,694,315	(30,132,167)	-	-	2,099,300	2,099,300	9,085 ∆
Total Affiliated Investments - 1.6%
	$6,395,098	$72,170,943	$(73,887,278)	$(64)	$64	$4,678,763	4,678,248	$49,121

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$2,508,705	$—	$(2,508,705)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$3,967,043, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Health Care Real Estate Investment Trusts (REITs)	$26,381,536	$-	$-
Hotel & Resort Real Estate Investment Trusts (REITs)	4,556,272	4,090,526	-
Industrial Real Estate Investment Trusts (REITs)	29,248,863	19,117,523	-
Office Real Estate Investment Trusts (REITs)	14,395,422	5,109,343	-
Real Estate Management & Development	6,065,184	42,033,873	-
Residential Real Estate Investment Trusts (REITs)	36,911,186	4,927,806	-
Retail Real Estate Investment Trusts (REITs)	25,786,462	14,263,205	-
Specialized Real Estate Investment Trusts (REITs)	48,965,153	3,498,469	-
All Other	-	13,386,316	-
Investment Companies	-	2,579,463	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,624,125	-
Total Assets	$192,310,078	$111,630,649	$-
4  | March 31, 2025

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $284,204,622)(1)	$299,261,964
Affiliated investments, at value (cost $4,678,763)	4,678,763
Cash denominated in foreign currency (cost $47,667)	47,667
Trustees' deferred compensation	8,668
Receivables:
Investments sold	1,565,373
Dividends	1,217,122
Foreign tax reclaims	408,157
Fund shares sold	66,461
Dividends from affiliates	2,928
Other assets	25,087
Total Assets	307,282,190
Liabilities:
Due to custodian	5,894
Collateral for securities loaned (Note 2)	2,624,125
Payables:
Investments purchased	1,444,322
Fund shares repurchased	625,171
Advisory fees	135,073
Professional fees	51,148
Transfer agent fees and expenses	40,325
Dividends	21,284
Trustees' deferred compensation fees	8,668
12b-1 Distribution and shareholder servicing fees	5,211
Custodian fees	3,445
Trustees' fees and expenses	1,842
Affiliated fund administration fees payable	682
Accrued expenses and other payables	99,714
Total Liabilities	5,066,904
Commitments and contingent liabilities (Note 3)
Net Assets	$302,215,286
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$360,777,829
Total distributable earnings (loss)	(58,562,543)
Total Net Assets	$302,215,286
Net Assets - Class A Shares	$10,893,748
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	956,734
Net Asset Value Per Share(2)	$11.39
Maximum Offering Price Per Share(3)	$12.08
Net Assets - Class C Shares	$1,834,564
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	165,245
Net Asset Value Per Share(2)	$11.10
Net Assets - Class D Shares	$33,196,914
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,889,133
Net Asset Value Per Share	$11.49
Net Assets - Class I Shares	$152,706,312
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,307,953
Net Asset Value Per Share	$11.47
Net Assets - Class N Shares	$48,284,227
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,205,883
Net Asset Value Per Share	$11.48
Net Assets - Class S Shares	$5,822,164
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	513,587
Net Asset Value Per Share	$11.34
Net Assets - Class T Shares	$49,477,357
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,313,756
Net Asset Value Per Share	$11.47

(1)	Includes $2,508,705 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Global Real Estate Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$4,882,125
Dividends from affiliates	40,036
Affiliated securities lending income, net	9,085
Unaffiliated securities lending income, net	2,371
Other income	1,429
Foreign tax withheld	(187,878)
Total Investment Income	4,747,168
Expenses:
Advisory fees	931,076
12b-1 Distribution and shareholder servicing fees:
Class A Shares	14,298
Class C Shares	9,879
Class S Shares	8,002
Transfer agent administrative fees and expenses:
Class D Shares	19,558
Class S Shares	8,032
Class T Shares	68,334
Transfer agent networking and omnibus fees:
Class A Shares	4,605
Class C Shares	976
Class I Shares	83,202
Other transfer agent fees and expenses:
Class A Shares	401
Class C Shares	61
Class D Shares	5,434
Class I Shares	3,233
Class N Shares	2,272
Class S Shares	102
Class T Shares	419
Registration fees	130,437
Non-affiliated fund administration fees	51,447
Professional fees	33,747
Custodian fees	15,884
Shareholder reports expense	14,570
Affiliated fund administration fees	4,546
Trustees' fees and expenses	3,264
Other expenses	25,914
Total Expenses	1,439,693
Less: Excess Expense Reimbursement and Waivers	(8,456)
Net Expenses	1,431,237
Net Investment Income/(Loss)	3,315,931
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	4,217,974
Investments in affiliates	(64)
Total Net Realized Gain/(Loss) on Investments	4,217,910
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(47,835,243)
Investments in affiliates	64
Total Change in Unrealized Net Appreciation/Depreciation	(47,835,179)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(40,301,338)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Real Estate Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$3,315,931	$10,892,437
Net realized gain/(loss) on investments	4,217,910	(8,337,216)
Change in unrealized net appreciation/depreciation	(47,835,179)	96,234,577
Net Increase/(Decrease) in Net Assets Resulting from Operations	(40,301,338)	98,789,798
Dividends and Distributions to Shareholders:
Class A Shares	(127,954)	(294,526)
Class C Shares	(18,073)	(51,527)
Class D Shares	(432,155)	(1,098,753)
Class I Shares	(2,058,224)	(6,217,989)
Class N Shares	(1,142,304)	(3,080,051)
Class S Shares	(67,484)	(180,910)
Class T Shares	(644,083)	(1,778,993)
Net Decrease from Dividends and Distributions to Shareholders	(4,490,277)	(12,702,749)
Capital Share Transactions:
Class A Shares	(315,877)	364,319
Class C Shares	(317,345)	(1,374,687)
Class D Shares	(2,820,237)	(5,105,624)
Class I Shares	(19,779,423)	(89,760,693)
Class N Shares	(47,467,768)	(9,903,658)
Class S Shares	(755,659)	(1,139,074)
Class T Shares	(6,915,099)	(15,795,512)
Net Increase/(Decrease) from Capital Share Transactions	(78,371,408)	(122,714,929)
Net Increase/(Decrease) in Net Assets	(123,163,023)	(36,627,880)
Net Assets:
Beginning of period	425,378,309	462,006,189
End of period	$302,215,286	$425,378,309
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.78	$10.43	$10.53	$14.65	$12.18	$13.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.26	0.20	0.21	0.32	0.18
Net realized and unrealized gain/(loss)	(1.36)	2.40	(0.08) (2)	(3.55)	2.38	(0.49)
Total from Investment Operations	(1.26)	2.66	0.12	(3.34)	2.70	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.31)	(0.22)	(0.38)	(0.23)	(0.37)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.13)	(0.31)	(0.22)	(0.78)	(0.23)	(0.51)
Net Asset Value, End of Period	$11.39	$12.78	$10.43	$10.53	$14.65	$12.18
Total Return*	(9.88)%	25.87%	1.08%	(24.19)%	22.32%	(2.53)%
Net Assets, End of Period (in thousands)	$10,894	$12,584	$9,944	$11,566	$15,294	$9,857
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	0.99%	1.20%	1.27%	1.23%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	0.99%	1.20%	1.27%	1.23%	1.25%
Ratio of Net Investment Income/(Loss)	1.72%	2.31%	1.80%	1.56%	2.25%	1.42%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Real Estate Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.48	$10.19	$10.28	$14.34	$11.98	$12.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.11	0.10	0.18	0.08
Net realized and unrealized gain/(loss)	(1.33)	2.35	(0.07) (2)	(3.46)	2.37	(0.49)
Total from Investment Operations	(1.28)	2.51	0.04	(3.36)	2.55	(0.41)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.22)	(0.13)	(0.30)	(0.19)	(0.28)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.10)	(0.22)	(0.13)	(0.70)	(0.19)	(0.42)
Net Asset Value, End of Period	$11.10	$12.48	$10.19	$10.28	$14.34	$11.98
Total Return*	(10.28)%	24.87%	0.36%	(24.81)%	21.34%	(3.33)%
Net Assets, End of Period (in thousands)	$1,835	$2,404	$3,249	$4,548	$6,766	$5,908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.88%	1.83%	1.99%	2.00%	2.03%	2.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.75%	1.79%	1.99%	2.00%	2.03%	2.03%
Ratio of Net Investment Income/(Loss)	0.86%	1.49%	1.00%	0.75%	1.31%	0.65%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.90	$10.52	$10.62	$14.77	$12.26	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.28	0.22	0.24	0.34	0.20
Net realized and unrealized gain/(loss)	(1.38)	2.43	(0.08) (2)	(3.58)	2.41	(0.50)
Total from Investment Operations	(1.27)	2.71	0.14	(3.34)	2.75	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.33)	(0.24)	(0.41)	(0.24)	(0.39)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.14)	(0.33)	(0.24)	(0.81)	(0.24)	(0.53)
Net Asset Value, End of Period	$11.49	$12.90	$10.52	$10.62	$14.77	$12.26
Total Return*	(9.86)%	26.15%	1.26%	(24.05)%	22.59%	(2.39)%
Net Assets, End of Period (in thousands)	$33,197	$40,373	$37,677	$44,666	$58,872	$42,584
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.80%	1.03%	1.08%	1.06%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	1.03%	1.08%	1.06%	1.08%
Ratio of Net Investment Income/(Loss)	1.87%	2.49%	1.98%	1.74%	2.41%	1.62%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Real Estate Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.88	$10.51	$10.60	$14.75	$12.25	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.29	0.23	0.24	0.34	0.22
Net realized and unrealized gain/(loss)	(1.37)	2.42	(0.07) (2)	(3.58)	2.41	(0.51)
Total from Investment Operations	(1.26)	2.71	0.16	(3.34)	2.75	(0.29)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.34)	(0.25)	(0.41)	(0.25)	(0.40)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.15)	(0.34)	(0.25)	(0.81)	(0.25)	(0.54)
Net Asset Value, End of Period	$11.47	$12.88	$10.51	$10.60	$14.75	$12.25
Total Return*	(9.85)%	26.17%	1.42%	(24.04)%	22.56%	(2.31)%
Net Assets, End of Period (in thousands)	$152,706	$192,605	$241,439	$383,144	$551,129	$408,928
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.73%	0.97%	1.03%	1.00%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.73%	0.97%	1.03%	1.00%	1.02%
Ratio of Net Investment Income/(Loss)	1.88%	2.57%	2.00%	1.77%	2.44%	1.83%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.88	$10.51	$10.61	$14.76	$12.24	$13.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.30	0.25	0.26	0.35	0.23
Net realized and unrealized gain/(loss)	(1.36)	2.42	(0.09) (2)	(3.58)	2.42	(0.51)
Total from Investment Operations	(1.25)	2.72	0.16	(3.32)	2.77	(0.28)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.35)	(0.26)	(0.43)	(0.25)	(0.41)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.15)	(0.35)	(0.26)	(0.83)	(0.25)	(0.55)
Net Asset Value, End of Period	$11.48	$12.88	$10.51	$10.61	$14.76	$12.24
Total Return*	(9.74)%	26.30%	1.45%	(23.94)%	22.80%	(2.22)%
Net Assets, End of Period (in thousands)	$48,284	$106,918	$96,342	$82,484	$114,928	$88,550
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.62%	0.84%	0.92%	0.90%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.62%	0.84%	0.92%	0.90%	0.92%
Ratio of Net Investment Income/(Loss)	1.81%	2.66%	2.22%	1.88%	2.49%	1.84%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Real Estate Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.73	$10.39	$10.48	$14.59	$12.15	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.24	0.19	0.19	0.29	0.16
Net realized and unrealized gain/(loss)	(1.36)	2.39	(0.08) (2)	(3.54)	2.37	(0.49)
Total from Investment Operations	(1.27)	2.63	0.11	(3.35)	2.66	(0.33)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.29)	(0.20)	(0.36)	(0.22)	(0.35)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.12)	(0.29)	(0.20)	(0.76)	(0.22)	(0.49)
Net Asset Value, End of Period	$11.34	$12.73	$10.39	$10.48	$14.59	$12.15
Total Return*	(10.00)%	25.67%	1.02%	(24.37)%	22.03%	(2.69)%
Net Assets, End of Period (in thousands)	$5,822	$7,358	$7,085	$7,238	$9,178	$6,692
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.16%	1.38%	1.46%	1.43%	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.16%	1.37%	1.45%	1.43%	1.46%
Ratio of Net Investment Income/(Loss)	1.49%	2.14%	1.66%	1.38%	2.06%	1.30%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.87	$10.50	$10.60	$14.75	$12.25	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.27	0.22	0.23	0.32	0.19
Net realized and unrealized gain/(loss)	(1.36)	2.42	(0.09) (2)	(3.59)	2.42	(0.50)
Total from Investment Operations	(1.26)	2.69	0.13	(3.36)	2.74	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.32)	(0.23)	(0.39)	(0.24)	(0.38)
Distributions (from capital gains)	—	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.14)	(0.32)	(0.23)	(0.79)	(0.24)	(0.52)
Net Asset Value, End of Period	$11.47	$12.87	$10.50	$10.60	$14.75	$12.25
Total Return*	(9.85)%	26.02%	1.19%	(24.15)%	22.49%	(2.47)%
Net Assets, End of Period (in thousands)	$49,477	$63,136	$66,270	$87,895	$121,737	$91,313
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.87%	1.10%	1.17%	1.14%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.87%	1.10%	1.17%	1.14%	1.16%
Ratio of Net Investment Income/(Loss)	1.74%	2.42%	1.91%	1.65%	2.30%	1.57%
Portfolio Turnover Rate	28%	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
20 | March 31, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,508,705. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $2,624,125, resulting in the net amount due to the counterparty of $115,420.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
Janus Investment Fund | 21

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.51%.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
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Notes to Financial Statements (unaudited)
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $424.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $179.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in
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Notes to Financial Statements (unaudited)
“Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(52,282,382)	$(20,993,187)	$(73,275,569)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$293,232,090	$28,102,611	$(17,393,974)	$10,708,637
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	58,112	$679,860	182,748	$2,038,137
Reinvested dividends and distributions	9,734	114,815	22,993	265,414
Shares repurchased	(95,667)	(1,110,552)	(174,687)	(1,939,232)
Net Increase/(Decrease)	(27,821)	$(315,877)	31,054	$364,319
Class C Shares:
Shares sold	4,958	$56,319	7,138	$78,405
Reinvested dividends and distributions	1,530	17,646	4,181	46,828
Shares repurchased	(33,919)	(391,310)	(137,578)	(1,499,920)
Net Increase/(Decrease)	(27,431)	$(317,345)	(126,259)	$(1,374,687)
Class D Shares:
Shares sold	138,593	$1,653,835	221,103	$2,560,913
Reinvested dividends and distributions	34,529	410,301	90,968	1,054,465
Shares repurchased	(414,485)	(4,884,373)	(763,359)	(8,721,002)
Net Increase/(Decrease)	(241,363)	$(2,820,237)	(451,288)	$(5,105,624)
Class I Shares:
Shares sold	1,800,102	$21,057,897	3,648,165	$40,761,835
Reinvested dividends and distributions	153,554	1,821,361	481,803	5,540,169
Shares repurchased	(3,599,701)	(42,658,681)	(12,158,932)	(136,062,697)
Net Increase/(Decrease)	(1,646,045)	$(19,779,423)	(8,028,964)	$(89,760,693)
Class N Shares:
Shares sold	579,550	$6,817,700	1,594,189	$17,994,441
Reinvested dividends and distributions	67,574	802,484	192,910	2,230,319
Shares repurchased	(4,740,533)	(55,087,952)	(2,656,887)	(30,128,418)
Net Increase/(Decrease)	(4,093,409)	$(47,467,768)	(869,788)	$(9,903,658)
Class S Shares:
Shares sold	18,048	$208,610	51,436	$567,964
Reinvested dividends and distributions	5,743	67,484	15,807	180,910
Shares repurchased	(88,438)	(1,031,753)	(171,190)	(1,887,948)
Net Increase/(Decrease)	(64,647)	$(755,659)	(103,947)	$(1,139,074)
Class T Shares:
Shares sold	186,562	$2,201,295	331,085	$3,760,034
Reinvested dividends and distributions	53,759	638,177	152,631	1,762,437
Shares repurchased	(830,823)	(9,754,571)	(1,890,502)	(21,317,983)
Net Increase/(Decrease)	(590,502)	$(6,915,099)	(1,406,786)	$(15,795,512)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$101,490,107	$180,697,041	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 31

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | March 31, 2025

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 33

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
34 | March 31, 2025

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 35

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
36 | March 31, 2025

Janus Henderson Global Real Estate Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93044 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Research Fund
Janus Investment Fund

Janus Henderson Global Research Fund

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.5%
Aerospace & Defense – 4.1%
BAE Systems PLC	3,129,399	$63,312,833
General Electric Co	308,843	61,814,926
Howmet Aerospace Inc	215,745	27,988,599
		153,116,358
Airlines – 0.5%
Ryanair Holdings PLC	832,230	16,708,196
Automobiles – 0.6%
Toyota Motor Corp	1,333,000	23,515,269
Banks – 7.9%
Banco Bilbao Vizcaya Argentaria SA#	2,633,888	35,899,810
BNP Paribas SA	420,185	34,990,841
Erste Group Bank AG	560,258	38,921,562
HDFC Bank Ltd	868,862	18,507,781
JPMorgan Chase & Co	333,001	81,685,145
Natwest Group PLC	6,727,004	39,405,032
UniCredit SpA	882,717	49,539,955
		298,950,126
Beverages – 2.0%
Constellation Brands Inc - Class A	108,294	19,874,115
Monster Beverage Corp*	680,171	39,803,607
Pernod Ricard SA	149,313	14,830,013
		74,507,735
Biotechnology – 1.8%
Amgen Inc	45,274	14,105,115
Argenx SE (ADR)*	23,131	13,690,429
Ascendis Pharma A/S (ADR)*	55,986	8,725,978
Avidity Biosciences Inc*	117,067	3,455,818
Vaxcyte Inc*	90,109	3,402,516
Vertex Pharmaceuticals Inc*	50,734	24,596,858
		67,976,714
Building Products – 0.7%
Trane Technologies PLC	80,291	27,051,644
Capital Markets – 3.3%
Ares Management Corp - Class A	144,906	21,244,669
Blackstone Group Inc	175,508	24,532,508
Charles Schwab Corp	291,865	22,847,192
LPL Financial Holdings Inc	90,720	29,678,141
Morgan Stanley	209,080	24,393,363
		122,695,873
Consumer Finance – 1.3%
Capital One Financial Corp	203,306	36,452,766
OneMain Holdings Inc	253,009	12,367,080
		48,819,846
Diversified Financial Services – 4.2%
Apollo Global Management Inc	151,673	20,770,100
Global Payments Inc	104,717	10,253,889
Mastercard Inc - Class A	116,272	63,731,009
Visa Inc	182,287	63,884,302
		158,639,300
Electric Utilities – 0.7%
Xcel Energy Inc	386,748	27,377,891
Electrical Equipment – 0.7%
Eaton Corp PLC	101,670	27,636,956
Electronic Equipment, Instruments & Components – 1.3%
Hexagon AB - Class B	4,693,753	50,314,852
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One - Series C*	456,977	41,132,500
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – (continued)
Netflix Inc*	46,951	$43,783,216
Spotify Technology SA*	22,634	12,449,379
		97,365,095
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	179,698	23,836,940
Align Technology Inc*	39,671	6,302,135
Boston Scientific Corp*	219,465	22,139,629
DexCom Inc*	130,550	8,915,259
Intuitive Surgical Inc*	7,847	3,886,384
Lantheus Holdings Inc*	117,626	11,480,298
		76,560,645
Health Care Providers & Services – 1.6%
McKesson Corp	27,096	18,235,337
UnitedHealth Group Inc	79,384	41,577,370
		59,812,707
Hotels, Restaurants & Leisure – 2.8%
Booking Holdings Inc	4,665	21,491,235
DoorDash Inc - Class A*	101,352	18,524,105
Flutter Entertainment PLC*	24,570	5,443,484
Hilton Worldwide Holdings Inc	73,484	16,721,284
McDonald's Corp	135,577	42,350,187
		104,530,295
Independent Power and Renewable Electricity Producers – 1.5%
RWE AG	408,469	14,587,818
Vistra Corp	339,099	39,823,786
		54,411,604
Industrial Conglomerates – 1.5%
3M Co	393,799	57,833,321
Insurance – 3.3%
Arthur J Gallagher & Co	115,531	39,885,922
Beazley PLC	2,010,675	24,186,881
Progressive Corp/The	210,251	59,503,136
		123,575,939
Interactive Media & Services – 5.9%
Alphabet Inc - Class C	769,173	120,167,898
Meta Platforms Inc - Class A	177,839	102,499,286
		222,667,184
Life Sciences Tools & Services – 0.5%
Danaher Corp	91,963	18,852,415
Machinery – 3.0%
Alstom SA*	1,837,818	40,683,597
Atlas Copco AB - Class A	2,256,630	36,171,014
Deere & Co	72,591	34,070,586
		110,925,197
Metals & Mining – 1.2%
Rio Tinto PLC	228,579	13,662,433
Teck Resources Ltd	832,415	30,325,384
		43,987,817
Multiline Retail – 3.1%
Amazon.com Inc*	609,929	116,045,091
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	755,974	23,263,972
Cheniere Energy Inc	52,916	12,244,762
Chevron Corp	165,038	27,609,207
ConocoPhillips	192,668	20,233,993
EOG Resources Inc	111,120	14,250,029
Marathon Petroleum Corp	21,020	3,062,404
Suncor Energy Inc	483,395	18,719,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
TC Energy Corp	702,888	$33,197,768
TotalEnergies SE	295,401	19,090,182
		171,671,317
Personal Products – 1.8%
Unilever PLC	1,155,337	68,811,822
Pharmaceuticals – 5.3%
AstraZeneca PLC	293,790	42,927,749
Eli Lilly & Co	69,264	57,205,830
Johnson & Johnson	306,315	50,799,280
Novo Nordisk A/S - Class B	79,949	5,542,056
Sanofi	343,609	38,071,691
Verona Pharma PLC (ADR)*	88,353	5,609,532
		200,156,138
Professional Services – 0.6%
Booz Allen Hamilton Holding Corp	216,219	22,612,183
Semiconductor & Semiconductor Equipment – 10.1%
Analog Devices Inc	54,537	10,998,477
ASML Holding NV	64,064	42,386,975
Broadcom Inc	352,372	58,997,644
Lam Research Corp	234,259	17,030,629
Marvell Technology Inc	205,568	12,656,822
NVIDIA Corp	1,718,876	186,291,781
Taiwan Semiconductor Manufacturing Co Ltd	1,917,000	53,445,779
		381,808,107
Software – 9.1%
Autodesk Inc*	85,831	22,470,556
Cadence Design Systems Inc*	39,115	9,948,118
Constellation Software Inc/Canada	5,347	16,935,338
Datadog Inc - Class A*	129,537	12,851,366
HubSpot Inc*	11,669	6,666,383
Intuit Inc	48,310	29,661,857
Microsoft Corp	503,313	188,938,667
Oracle Corp	136,196	19,041,563
ServiceNow Inc*	11,231	8,941,448
Synopsys Inc*	62,130	26,644,450
		342,099,746
Specialized Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	106,586	23,193,114
Specialty Retail – 2.2%
O'Reilly Automotive Inc*	29,812	42,708,075
TJX Cos Inc	339,029	41,293,732
		84,001,807
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	563,933	125,266,437
Textiles, Apparel & Luxury Goods – 1.5%
Gildan Activewear Inc	236,709	10,467,272
LVMH Moet Hennessy Louis Vuitton SE	34,248	21,379,785
Moncler SpA	163,575	10,106,681
NIKE Inc - Class B	225,076	14,287,825
		56,241,563
Trading Companies & Distributors – 1.0%
Ferguson Enterprises Inc/DE	244,636	38,784,895
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc	182,113	48,571,358
Total Common Stocks (cost $2,241,874,581)		3,747,096,557
Preferred Stocks – 0.5%
Automobiles – 0.5%
Dr Ing hc F Porsche AGž (cost $28,250,536)	338,857	16,876,537
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $9,401,252)	12,941,830	$767,720
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $4,040,535)	4,039,727	4,040,535
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	12,080,000	12,080,000
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$3,020,000	3,020,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,100,000)		15,100,000
Total Investments (total cost $2,298,666,904) – 100.5%		3,783,881,349
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(18,479,402)
Net Assets – 100%		$3,765,401,947

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,775,852,433	73.4%
United Kingdom	189,104,460	5.0
France	169,046,109	4.5
Canada	132,908,734	3.5
Netherlands	111,198,797	2.9
Sweden	98,935,245	2.6
Italy	59,646,636	1.6
Taiwan	53,445,779	1.4
Austria	38,921,562	1.0
Spain	35,899,810	1.0
Germany	31,464,355	0.8
Japan	23,515,269	0.6
India	19,275,501	0.5
Ireland	16,708,196	0.4
Denmark	14,268,034	0.4
Belgium	13,690,429	0.4
Total	$3,783,881,349	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$22,611,347	$216,233,804	$(234,804,616)	$(752)	$752	$4,040,535	4,039,727	$485,014
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	$14,011,060	$103,454,003	$(105,385,063)	$-	$-	$12,080,000	12,080,000	$17,748 ∆
Total Affiliated Investments - 0.4%
	$36,622,407	$319,687,807	$(340,189,679)	$(752)	$752	$16,120,535	16,119,727	$502,762

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$1,580,997

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$1,679,408

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Total return swaps:
Average notional amount	$13,272,332

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$13,629,968	$—	$(13,629,968)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson Global Research Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$16,876,537, which represents 0.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $767,720, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$767,720	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
6  |

Janus Henderson Global Research Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$89,803,525	$63,312,833	$-
Airlines	-	16,708,196	-
Automobiles	-	23,515,269	-
Banks	81,685,145	217,264,981	-
Beverages	59,677,722	14,830,013	-
Electronic Equipment, Instruments & Components	-	50,314,852	-
Independent Power and Renewable Electricity Producers	39,823,786	14,587,818	-
Insurance	99,389,058	24,186,881	-
Machinery	34,070,586	76,854,611	-
Metals & Mining	30,325,384	13,662,433	-
Oil, Gas & Consumable Fuels	152,581,135	19,090,182	-
Personal Products	-	68,811,822	-
Pharmaceuticals	113,614,642	86,541,496	-
Semiconductor & Semiconductor Equipment	285,975,353	95,832,754	-
Textiles, Apparel & Luxury Goods	24,755,097	31,486,466	-
Trading Companies & Distributors	-	38,784,895	-
All Other	1,879,609,622	-	-
Preferred Stocks	-	16,876,537	-
Private Placements	-	-	767,720
Investment Companies	-	4,040,535	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,100,000	-
Total Assets	$2,891,311,055	$891,802,574	$767,720
 | 7

Janus Henderson Global Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $2,282,546,369)(1)	$3,767,760,814
Affiliated investments, at value (cost $16,120,535)	16,120,535
Cash denominated in foreign currency (cost $1,805,635)	1,805,635
Trustees' deferred compensation	108,052
Receivables:
Investments sold	8,207,549
Dividends	5,151,528
Fund shares sold	2,677,284
Foreign tax reclaims	2,131,998
Dividends from affiliates	53,799
Dividends and interest on swap contracts	3,780
Other assets	43,158
Total Assets	3,804,064,132
Liabilities:
Due to custodian	442
Collateral for securities loaned (Note 3)	15,100,000
Payables:
Investments purchased	11,672,394
Fund shares repurchased	8,579,465
Advisory fees	2,377,978
Transfer agent fees and expenses	564,847
Trustees' deferred compensation fees	108,052
Professional fees	55,486
Trustees' fees and expenses	17,998
12b-1 Distribution and shareholder servicing fees	16,977
Custodian fees	14,559
Affiliated fund administration fees payable	8,219
Accrued expenses and other payables	145,768
Total Liabilities	38,662,185
Commitments and contingent liabilities (Note 4)
Net Assets	$3,765,401,947
See footnotes at the end of the Statement.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,122,451,310
Total distributable earnings (loss)	1,642,950,637
Total Net Assets	$3,765,401,947
Net Assets - Class A Shares	$34,377,095
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	315,635
Net Asset Value Per Share(2)	$108.91
Maximum Offering Price Per Share(3)	$115.55
Net Assets - Class C Shares	$2,288,504
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,094
Net Asset Value Per Share(2)	$103.58
Net Assets - Class D Shares	$2,094,584,750
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,547,124
Net Asset Value Per Share	$107.16
Net Assets - Class I Shares	$198,722,119
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,814,549
Net Asset Value Per Share	$109.52
Net Assets - Class N Shares	$82,446,956
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	771,378
Net Asset Value Per Share	$106.88
Net Assets - Class R Shares	$7,325,865
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	68,374
Net Asset Value Per Share	$107.14
Net Assets - Class S Shares	$19,584,672
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	179,017
Net Asset Value Per Share	$109.40
Net Assets - Class T Shares	$1,326,071,986
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,395,100
Net Asset Value Per Share	$106.98

(1)	Includes $13,629,968 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Research Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$25,334,566
Dividends from affiliates	485,014
Affiliated securities lending income, net	17,748
Unaffiliated securities lending income, net	4,468
Other income	10,069
Foreign withholding tax income (Note 1)	458,097
Total Investment Income	26,309,962
Expenses:
Advisory fees	13,240,354
12b-1 Distribution and shareholder servicing fees:
Class A Shares	42,502
Class C Shares	12,203
Class R Shares	19,308
Class S Shares	26,935
Transfer agent administrative fees and expenses:
Class D Shares	1,200,764
Class R Shares	9,694
Class S Shares	26,944
Class T Shares	1,745,598
Transfer agent networking and omnibus fees:
Class A Shares	23,613
Class C Shares	1,067
Class I Shares	80,331
Other transfer agent fees and expenses:
Class A Shares	957
Class C Shares	65
Class D Shares	125,936
Class I Shares	3,206
Class N Shares	1,217
Class R Shares	43
Class S Shares	155
Class T Shares	5,851
Professional fees	157,229
Shareholder reports expense	128,768
Registration fees	109,723
Custodian fees	52,602
Affiliated fund administration fees	48,873
Trustees' fees and expenses	33,786
Other expenses	183,255
Total Expenses	17,280,979
Less: Excess Expense Reimbursement and Waivers	(93,600)
Net Expenses	17,187,379
Net Investment Income/(Loss)	9,122,583
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	167,210,577
Investments in affiliates	(752)
Swap contracts	1,580,997
Total Net Realized Gain/(Loss) on Investments	168,790,822
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(198,695,004)
Investments in affiliates	752
Swap contracts	1,679,408
Total Change in Unrealized Net Appreciation/Depreciation	(197,014,844)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(19,101,439)
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Research Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$9,122,583	$26,960,852
Net realized gain/(loss) on investments	168,790,822	251,186,359
Change in unrealized net appreciation/depreciation	(197,014,844)	795,440,951
Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,101,439)	1,073,588,162
Dividends and Distributions to Shareholders:
Class A Shares	(2,489,712)	(950,148)
Class C Shares	(176,208)	(105,628)
Class D Shares	(167,850,365)	(87,322,040)
Class I Shares	(14,014,693)	(6,336,902)
Class N Shares	(3,372,315)	(1,998,967)
Class R Shares	(523,606)	(297,358)
Class S Shares	(1,537,402)	(782,628)
Class T Shares	(105,916,949)	(54,760,140)
Net Decrease from Dividends and Distributions to Shareholders	(295,881,250)	(152,553,811)
Capital Share Transactions:
Class A Shares	3,408,255	8,178,123
Class C Shares	99,605	(735,908)
Class D Shares	87,195,923	(24,536,239)
Class I Shares	31,280,914	23,009,424
Class N Shares	49,079,426	(9,014,227)
Class R Shares	(673,078)	(467,166)
Class S Shares	(295,925)	(393,103)
Class T Shares	39,897,239	(6,173,198)
Net Increase/(Decrease) from Capital Share Transactions	209,992,359	(10,132,294)
Net Increase/(Decrease) in Net Assets	(104,990,330)	910,902,057
Net Assets:
Beginning of period	3,870,392,277	2,959,490,220
End of period	$3,765,401,947	$3,870,392,277
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$118.11	$90.46	$75.40	$110.18	$89.60	$81.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14 (2)	0.62 (3)	0.62	0.41	0.23	0.31
Net realized and unrealized gain/(loss)	(0.50)	31.49	17.74	(23.60)	23.77	11.47
Total from Investment Operations	(0.36)	32.11	18.36	(23.19)	24.00	11.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.65)	(0.62)	(0.52)	(0.16)	(0.16)	(0.61)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(8.84)	(4.46)	(3.30)	(11.59)	(3.42)	(3.85)
Net Asset Value, End of Period	$108.91	$118.11	$90.46	$75.40	$110.18	$89.60
Total Return*	(0.69)%	36.88%	24.94%	(23.60)%	27.28%	14.71%
Net Assets, End of Period (in thousands)	$34,377	$33,722	$19,068	$17,175	$24,310	$23,470
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.11% (4)	0.97% (5)	0.92%	1.03%	1.17%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	0.97%	0.92%	1.03%	1.17%	1.20%
Ratio of Net Investment Income/(Loss)	0.24% (2)	0.59% (3)	0.71%	0.43%	0.23%	0.37%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$112.55	$86.48	$72.28	$106.56	$87.19	$79.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.31) (2)	(0.22) (3)	(0.02)	(0.21)	(0.45)	(0.22)
Net realized and unrealized gain/(loss)	(0.47)	30.13	17.00	(22.64)	23.08	11.15
Total from Investment Operations	(0.78)	29.91	16.98	(22.85)	22.63	10.93
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Net Asset Value, End of Period	$103.58	$112.55	$86.48	$72.28	$106.56	$87.19
Total Return*	(1.09)%	35.79%	23.99%	(24.09)%	26.42%	13.98%
Net Assets, End of Period (in thousands)	$2,289	$2,385	$2,437	$2,971	$4,491	$5,005
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.91% (4)	1.76% (5)	1.68%	1.68%	1.85%	1.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.91%	1.76%	1.68%	1.68%	1.85%	1.84%
Ratio of Net Investment Income/(Loss)	(0.57)% (2)	(0.22)% (3)	(0.02)%	(0.23)%	(0.45)%	(0.27)%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$116.40	$89.22	$74.51	$109.10	$88.69	$80.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29 (2)	0.84 (3)	0.81	0.68	0.56	0.55
Net realized and unrealized gain/(loss)	(0.47)	31.01	17.49	(23.29)	23.50	11.36
Total from Investment Operations	(0.18)	31.85	18.30	(22.61)	24.06	11.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.87)	(0.83)	(0.81)	(0.55)	(0.39)	(0.83)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(9.06)	(4.67)	(3.59)	(11.98)	(3.65)	(4.07)
Net Asset Value, End of Period	$107.16	$116.40	$89.22	$74.51	$109.10	$88.69
Total Return*	(0.55)%	37.17%	25.23%	(23.37)%	27.68%	15.06%
Net Assets, End of Period (in thousands)	$2,094,585	$2,184,606	$1,685,915	$1,424,181	$1,959,177	$1,607,701
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84% (4)	0.75% (5)	0.69%	0.75%	0.86%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.75%	0.69%	0.75%	0.86%	0.89%
Ratio of Net Investment Income/(Loss)	0.51% (2)	0.81% (3)	0.94%	0.72%	0.54%	0.68%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$118.82	$90.99	$75.93	$110.96	$90.13	$82.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32 (2)	0.92 (3)	0.89	0.75	0.64	0.63
Net realized and unrealized gain/(loss)	(0.48)	31.64	17.83	(23.73)	23.90	11.54
Total from Investment Operations	(0.16)	32.56	18.72	(22.98)	24.54	12.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.95)	(0.89)	(0.88)	(0.62)	(0.45)	(0.90)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(9.14)	(4.73)	(3.66)	(12.05)	(3.71)	(4.14)
Net Asset Value, End of Period	$109.52	$118.82	$90.99	$75.93	$110.96	$90.13
Total Return*	(0.52)%	37.25%	25.31%	(23.33)%	27.78%	15.15%
Net Assets, End of Period (in thousands)	$198,722	$182,801	$119,712	$100,359	$145,610	$135,394
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80% (4)	0.70% (5)	0.62%	0.68%	0.79%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.70%	0.62%	0.68%	0.79%	0.81%
Ratio of Net Investment Income/(Loss)	0.56% (2)	0.87% (3)	1.01%	0.78%	0.61%	0.76%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$116.22	$89.09	$74.42	$109.00	$88.60	$80.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.39 (2)	0.99 (3)	0.93	0.80	0.69	0.66
Net realized and unrealized gain/(loss)	(0.50)	30.92	17.46	(23.27)	23.48	11.36
Total from Investment Operations	(0.11)	31.91	18.39	(22.47)	24.17	12.02
Less Dividends and Distributions:
Dividends (from net investment income)	(1.04)	(0.94)	(0.94)	(0.68)	(0.51)	(0.95)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(9.23)	(4.78)	(3.72)	(12.11)	(3.77)	(4.19)
Net Asset Value, End of Period	$106.88	$116.22	$89.09	$74.42	$109.00	$88.60
Total Return*	(0.50)%	37.34%	25.40%	(23.28)%	27.85%	15.23%
Net Assets, End of Period (in thousands)	$82,447	$38,550	$36,233	$30,831	$43,521	$40,607
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74% (4)	0.62% (5)	0.56%	0.62%	0.73%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.62%	0.56%	0.62%	0.73%	0.76%
Ratio of Net Investment Income/(Loss)	0.70% (2)	0.97% (3)	1.08%	0.85%	0.67%	0.81%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.92	$88.77	$74.11	$108.69	$88.57	$80.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09) (2)	0.16 (3)	0.25	0.08	(0.10)	0.02
Net realized and unrealized gain/(loss)	(0.50)	30.96	17.45	(23.23)	23.48	11.34
Total from Investment Operations	(0.59)	31.12	17.70	(23.15)	23.38	11.36
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.13)	(0.26)	—	—	(0.33)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(8.19)	(3.97)	(3.04)	(11.43)	(3.26)	(3.57)
Net Asset Value, End of Period	$107.14	$115.92	$88.77	$74.11	$108.69	$88.57
Total Return*	(0.88)%	36.28%	24.43%	(23.87)%	26.87%	14.33%
Net Assets, End of Period (in thousands)	$7,326	$8,572	$6,985	$8,123	$9,736	$7,802
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49% (4)	1.40% (5)	1.34%	1.39%	1.50%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.49%	1.40%	1.33%	1.39%	1.50%	1.54%
Ratio of Net Investment Income/(Loss)	(0.16)% (2)	0.16% (3)	0.29%	0.09%	(0.10)%	0.03%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$118.37	$90.67	$75.58	$110.34	$89.62	$81.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07 (2)	0.46 (3)	0.50	0.32	0.28	0.27
Net realized and unrealized gain/(loss)	(0.51)	31.57	17.78	(23.65)	23.70	11.48
Total from Investment Operations	(0.44)	32.03	18.28	(23.33)	23.98	11.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.49)	(0.41)	—	—	(0.74)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(8.53)	(4.33)	(3.19)	(11.43)	(3.26)	(3.98)
Net Asset Value, End of Period	$109.40	$118.37	$90.67	$75.58	$110.34	$89.62
Total Return*	(0.74)%	36.65%	24.76%	(23.66)%	27.23%	14.66%
Net Assets, End of Period (in thousands)	$19,585	$21,491	$16,766	$14,034	$24,088	$131,161
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22% (4)	1.13% (5)	1.07%	1.13%	1.21%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.13%	1.06%	1.12%	1.21%	1.24%
Ratio of Net Investment Income/(Loss)	0.12% (2)	0.44% (3)	0.57%	0.33%	0.27%	0.33%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$116.15	$89.04	$74.35	$108.88	$88.54	$80.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23 (2)	0.73 (3)	0.73	0.58	0.45	0.48
Net realized and unrealized gain/(loss)	(0.48)	30.96	17.46	(23.25)	23.47	11.34
Total from Investment Operations	(0.25)	31.69	18.19	(22.67)	23.92	11.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.73)	(0.74)	(0.72)	(0.43)	(0.32)	(0.77)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(8.92)	(4.58)	(3.50)	(11.86)	(3.58)	(4.01)
Net Asset Value, End of Period	$106.98	$116.15	$89.04	$74.35	$108.88	$88.54
Total Return*	(0.61)%	37.04%	25.10%	(23.45)%	27.55%	14.96%
Net Assets, End of Period (in thousands)	$1,326,072	$1,398,267	$1,072,375	$916,960	$1,307,732	$1,057,492
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96% (4)	0.87% (5)	0.80%	0.86%	0.97%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.86%	0.79%	0.84%	0.96%	0.99%
Ratio of Net Investment Income/(Loss)	0.40% (2)	0.71% (3)	0.85%	0.62%	0.44%	0.59%
Portfolio Turnover Rate	17%	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and
0.06%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
20 | March 31, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 21

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $1,280,054 of tax reclaims received as well as $115,322 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at March 31, 2025.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
26 | March 31, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,629,968. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $15,100,000, resulting in the net amount due to the counterparty of
$1,470,032.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of
Janus Investment Fund | 27

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.68%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and
28 | March 31, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other
Janus Investment Fund | 29

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $890.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
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Notes to Financial Statements (unaudited)
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2025, the Fund engaged in cross trades amounting to $24,039,325 in purchases.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,301,147,459	$1,554,495,048	$(71,761,158)	$1,482,733,890
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Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	35,176	$4,007,817	94,523	$10,410,794
Reinvested dividends and distributions	18,748	2,154,370	8,357	771,282
Shares repurchased	(23,797)	(2,753,932)	(28,173)	(3,003,953)
Net Increase/(Decrease)	30,127	$3,408,255	74,707	$8,178,123
Class C Shares:
Shares sold	5,316	$579,291	6,568	$629,345
Reinvested dividends and distributions	1,551	169,891	1,130	100,092
Shares repurchased	(5,966)	(649,577)	(14,681)	(1,465,345)
Net Increase/(Decrease)	901	$99,605	(6,983)	$(735,908)
Class D Shares:
Shares sold	212,358	$23,999,094	325,359	$33,390,574
Reinvested dividends and distributions	1,404,160	158,599,851	909,550	82,587,123
Shares repurchased	(837,426)	(95,403,022)	(1,364,014)	(140,513,936)
Net Increase/(Decrease)	779,092	$87,195,923	(129,105)	$(24,536,239)
Class I Shares:
Shares sold	342,891	$39,182,213	415,654	$44,198,525
Reinvested dividends and distributions	116,607	13,458,778	65,293	6,049,432
Shares repurchased	(183,355)	(21,360,077)	(258,182)	(27,238,533)
Net Increase/(Decrease)	276,143	$31,280,914	222,765	$23,009,424
Class N Shares:
Shares sold	448,490	$50,077,280	131,545	$13,703,478
Reinvested dividends and distributions	29,201	3,288,610	21,657	1,961,468
Shares repurchased	(38,016)	(4,286,464)	(228,223)	(24,679,173)
Net Increase/(Decrease)	439,675	$49,079,426	(75,021)	$(9,014,227)
Class R Shares:
Shares sold	8,735	$999,274	15,952	$1,678,692
Reinvested dividends and distributions	4,627	523,606	3,271	297,358
Shares repurchased	(18,931)	(2,195,958)	(23,964)	(2,443,216)
Net Increase/(Decrease)	(5,569)	$(673,078)	(4,741)	$(467,166)
Class S Shares:
Shares sold	15,665	$1,797,359	31,694	$3,349,670
Reinvested dividends and distributions	13,315	1,537,270	8,448	782,565
Shares repurchased	(31,520)	(3,630,554)	(43,505)	(4,525,338)
Net Increase/(Decrease)	(2,540)	$(295,925)	(3,363)	$(393,103)
Class T Shares:
Shares sold	383,799	$43,445,348	953,482	$98,930,138
Reinvested dividends and distributions	922,847	104,106,341	594,299	53,891,005
Shares repurchased	(949,826)	(107,654,450)	(1,552,571)	(158,994,341)
Net Increase/(Decrease)	356,820	$39,897,239	(4,790)	$(6,173,198)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$649,629,433	$694,905,154	$-	$-
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8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 39

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
40 | March 31, 2025

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 41

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
42 | March 31, 2025

Janus Henderson Global Research Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 43

Janus Henderson Global Research Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
44 | March 31, 2025

Janus Henderson Global Research Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93045 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Select Fund
Janus Investment Fund

Janus Henderson Global Select Fund

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 4.7%
BAE Systems PLC	6,139,709	$124,216,301
Automobiles – 3.1%
BYD Co Ltd	904,000	45,695,836
Toyota Motor Corp	2,158,900	38,084,857
		83,780,693
Banks – 6.8%
BNP Paribas SA	439,588	36,606,623
Erste Group Bank AG	914,334	63,519,499
HDFC Bank Ltd	1,990,041	42,390,210
Resona Holdings Inc	4,543,100	39,326,905
		181,843,237
Beverages – 1.2%
Monster Beverage Corp*	534,928	31,303,987
Biotechnology – 2.5%
Argenx SE (ADR)*	28,883	17,094,837
Ascendis Pharma A/S (ADR)*	131,927	20,562,142
Biohaven Ltd*	379,631	9,126,329
Vaxcyte Inc*	509,516	19,239,324
		66,022,632
Capital Markets – 1.9%
Morgan Stanley	421,430	49,168,238
Chemicals – 2.3%
Linde PLC	131,309	61,142,723
Commercial Services & Supplies – 1.2%
Rentokil Initial PLC	6,889,643	31,128,960
Diversified Financial Services – 1.5%
Mastercard Inc - Class A	74,815	41,007,598
Electronic Equipment, Instruments & Components – 2.0%
Hexagon AB - Class B	5,067,271	54,318,792
Entertainment – 5.1%
Liberty Media Corp-Liberty Formula One - Series C*	1,055,302	94,987,733
Spotify Technology SA*	75,507	41,531,115
		136,518,848
Health Care Equipment & Supplies – 0.8%
Align Technology Inc*	136,290	21,651,029
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings Inc	7,533	34,703,853
Chipotle Mexican Grill Inc*	1,543,624	77,505,361
Entain PLC	3,159,005	23,798,422
		136,007,636
Independent Power and Renewable Electricity Producers – 1.8%
Vistra Corp	418,053	49,096,144
Insurance – 8.0%
AIA Group Ltd	4,361,600	32,971,316
Arthur J Gallagher & Co	328,992	113,581,198
Dai-ichi Life Holdings Inc	8,712,800	66,337,997
		212,890,511
Interactive Media & Services – 4.0%
Alphabet Inc - Class A	291,146	45,022,817
Meta Platforms Inc - Class A	108,044	62,272,240
		107,295,057
Life Sciences Tools & Services – 0.8%
ICON PLC*	123,690	21,644,513
Machinery – 0.7%
Deere & Co	39,688	18,627,563
Metals & Mining – 2.6%
Teck Resources Ltd	1,907,278	69,483,295
Multiline Retail – 3.2%
Amazon.com Inc*	443,312	84,344,541
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.0%
Canadian Natural Resources Ltd	2,059,938	$63,446,090
Marathon Petroleum Corp	469,474	68,397,667
		131,843,757
Personal Products – 1.4%
Unilever PLC	607,190	36,165,736
Pharmaceuticals – 2.4%
AstraZeneca PLC	261,786	38,251,417
Eli Lilly & Co	31,676	26,161,525
		64,412,942
Road & Rail – 0.7%
TFI International Inc	246,223	19,069,971
Semiconductor & Semiconductor Equipment – 12.6%
ASML Holding NV	77,663	51,384,547
Disco Corp	87,200	17,956,005
NVIDIA Corp	893,105	96,794,720
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	170,429,864
		336,565,136
Software – 6.6%
Microsoft Corp	325,810	122,305,816
Synopsys Inc*	127,467	54,664,223
		176,970,039
Specialty Retail – 3.3%
TJX Cos Inc	727,268	88,581,242
Textiles, Apparel & Luxury Goods – 2.6%
LVMH Moet Hennessy Louis Vuitton SE	28,495	17,788,396
Samsonite International SAž	22,023,600	52,029,716
		69,818,112
Trading Companies & Distributors – 2.6%
Ferguson Enterprises Inc	423,471	67,852,758
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc	217,157	57,917,944
Total Common Stocks (cost $1,938,723,744)		2,630,689,935
Preferred Stocks – 0.5%
Automobiles – 0.5%
Dr Ing hc F Porsche AGž (cost $29,160,154)	296,585	14,771,210
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $18,395,965)	18,393,197	18,396,876
Total Investments (total cost $1,995,534,410) – 99.9%		2,663,858,021
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,278,992
Net Assets – 100%		$2,666,137,013
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,413,853,449	53.1%
United Kingdom	253,560,836	9.5
Taiwan	170,429,864	6.4
Japan	161,705,764	6.1
Canada	151,999,356	5.7
Sweden	95,849,907	3.6
Hong Kong	85,001,032	3.2
Austria	63,519,499	2.4
France	54,395,019	2.0
Netherlands	51,384,547	1.9
China	45,695,836	1.7
India	42,390,210	1.6
Ireland	21,644,513	0.8
Denmark	20,562,142	0.8
Belgium	17,094,837	0.6
Germany	14,771,210	0.6
Total	$2,663,858,021	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$57,391,966	$255,070,283	$(294,065,374)	$233	$(232)	$18,396,876	18,393,197	$1,213,032

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/13/26	22,478,395	EUR	$(43,924)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2025
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$43,924
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(931,474)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$2,906,792
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Total return swaps:
Average notional amount	$22,555,347

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$43,924	$—	$—	$43,924

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$66,800,926, which represents 2.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 5

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$124,216,301	$-
Automobiles	-	83,780,693	-
Banks	-	181,843,237	-
Commercial Services & Supplies	-	31,128,960	-
Electronic Equipment, Instruments & Components	-	54,318,792	-
Hotels, Restaurants & Leisure	112,209,214	23,798,422	-
Insurance	113,581,198	99,309,313	-
Personal Products	-	36,165,736	-
Pharmaceuticals	26,161,525	38,251,417	-
Semiconductor & Semiconductor Equipment	96,794,720	239,770,416	-
Textiles, Apparel & Luxury Goods	-	69,818,112	-
All Other	1,299,541,879	-	-
Preferred Stocks	-	14,771,210	-
Private Placements	-	-	0
Investment Companies	-	18,396,876	-
Total Assets	$1,648,288,536	$1,015,569,485	$0
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$43,924	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

6  | March 31, 2025

Janus Henderson Global Select Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $1,977,138,445)	$2,645,461,145
Affiliated investments, at value (cost $18,395,965)	18,396,876
Cash denominated in foreign currency (cost $21)	21
Trustees' deferred compensation	76,418
Receivables:
Dividends	4,303,034
Foreign tax reclaims	1,021,891
Fund shares sold	319,890
Dividends and interest on swap contracts	306,712
Dividends from affiliates	106,446
Other assets	19,050
Total Assets	2,670,011,483
Liabilities:
OTC swap contracts, at value (premium paid/received $0)	43,924
Payables:
Advisory fees	1,505,309
Fund shares repurchased	1,220,679
Transfer agent fees and expenses	388,379
Foreign tax liability	384,540
Trustees' deferred compensation fees	76,418
Professional fees	55,057
Custodian fees	17,817
Trustees' fees and expenses	13,430
Affiliated fund administration fees payable	5,882
12b-1 Distribution and shareholder servicing fees	3,151
Accrued expenses and other payables	159,884
Total Liabilities	3,874,470
Commitments and contingent liabilities (Note 4)
Net Assets	$2,666,137,013
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Select Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,889,104,595
Total distributable earnings (loss) (includes $384,540 of foreign capital gains tax)	777,032,418
Total Net Assets	$2,666,137,013
Net Assets - Class A Shares	$9,601,329
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	544,146
Net Asset Value Per Share(1)	$17.64
Maximum Offering Price Per Share(2)	$18.72
Net Assets - Class C Shares	$773,752
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,963
Net Asset Value Per Share(1)	$16.48
Net Assets - Class D Shares	$1,914,698,621
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	109,467,619
Net Asset Value Per Share	$17.49
Net Assets - Class I Shares	$105,458,423
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,007,286
Net Asset Value Per Share	$17.56
Net Assets - Class N Shares	$33,258,063
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,899,603
Net Asset Value Per Share	$17.51
Net Assets - Class R Shares	$354,620
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,617
Net Asset Value Per Share	$17.20
Net Assets - Class S Shares	$170,788
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,654
Net Asset Value Per Share	$17.69
Net Assets - Class T Shares	$601,821,417
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,307,088
Net Asset Value Per Share	$17.54

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Select Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$14,817,823
Dividends from affiliates	1,213,032
Other income	5,689
Foreign tax withheld	(437,233)
Total Investment Income	15,599,311
Expenses:
Advisory fees	9,135,277
12b-1 Distribution and shareholder servicing fees:
Class A Shares	13,758
Class C Shares	4,552
Class R Shares	974
Class S Shares	315
Transfer agent administrative fees and expenses:
Class D Shares	1,120,260
Class R Shares	487
Class S Shares	316
Class T Shares	805,898
Transfer agent networking and omnibus fees:
Class A Shares	2,869
Class C Shares	379
Class I Shares	61,111
Other transfer agent fees and expenses:
Class A Shares	337
Class C Shares	27
Class D Shares	175,600
Class I Shares	1,849
Class N Shares	1,161
Class R Shares	17
Class S Shares	8
Class T Shares	3,501
Shareholder reports expense	163,023
Registration fees	100,312
Custodian fees	91,451
Professional fees	77,170
Affiliated fund administration fees	35,685
Trustees' fees and expenses	24,699
Other expenses	148,705
Total Expenses	11,969,741
Less: Excess Expense Reimbursement and Waivers	(57,285)
Net Expenses	11,912,456
Net Investment Income/(Loss)	3,686,855
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	171,607,431
Investments in affiliates	233
Swap contracts	(931,474)
Total Net Realized Gain/(Loss) on Investments	170,676,190
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $250,608)	(307,109,380)
Investments in affiliates	(232)
Swap contracts	2,906,792
Total Change in Unrealized Net Appreciation/Depreciation	(304,202,820)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(129,839,775)
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Select Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$3,686,855	$28,803,796
Net realized gain/(loss) on investments	170,676,190	184,997,706
Change in unrealized net appreciation/depreciation	(304,202,820)	529,811,541
Net Increase/(Decrease) in Net Assets Resulting from Operations	(129,839,775)	743,613,043
Dividends and Distributions to Shareholders:
Class A Shares	(1,000,489)	(624,764)
Class C Shares	(82,343)	(57,837)
Class D Shares	(191,598,506)	(145,264,462)
Class I Shares	(9,065,981)	(4,733,384)
Class N Shares	(5,000,839)	(4,233,946)
Class R Shares	(36,729)	(12,599)
Class S Shares	(23,353)	(12,565)
Class T Shares	(59,901,072)	(44,803,657)
Net Decrease from Dividends and Distributions to Shareholders	(266,709,312)	(199,743,214)
Capital Share Transactions:
Class A Shares	(290,969)	2,323,182
Class C Shares	(28,742)	67,189
Class D Shares	111,714,791	20,788,840
Class I Shares	15,896,193	36,187,507
Class N Shares	(19,178,921)	1,963,927
Class R Shares	34,264	183,012
Class S Shares	(59,653)	72,585
Class T Shares	31,390,101	15,986,315
Net Increase/(Decrease) from Capital Share Transactions	139,477,064	77,572,557
Net Increase/(Decrease) in Net Assets	(257,072,023)	621,442,386
Net Assets:
Beginning of period	2,923,209,036	2,301,766,650
End of period	$2,666,137,013	$2,923,209,036
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.30	$16.62	$14.17	$19.70	$15.56	$15.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.18 (2)	0.16	0.14	0.10	0.10
Net realized and unrealized gain/(loss)	(0.83)	4.93	2.69	(3.38)	4.91	1.10
Total from Investment Operations	(0.82)	5.11	2.85	(3.24)	5.01	1.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.16)	(0.11)	(0.10)	(0.12)	(0.13)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.84)	(1.43)	(0.40)	(2.29)	(0.87)	(0.65)
Net Asset Value, End of Period	$17.64	$20.30	$16.62	$14.17	$19.70	$15.56
Total Return*	(4.78)%	32.99%	20.26%	(18.45)%	32.96%	7.96%
Net Assets, End of Period (in thousands)	$9,601	$11,383	$7,207	$5,582	$7,039	$5,788
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.02% (3)	1.04%	1.04%	1.03%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.02%	1.04%	1.04%	1.03%	1.06%
Ratio of Net Investment Income/(Loss)	0.08%	0.95% (2)	0.95%	0.83%	0.56%	0.70%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Select Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.03	$15.65	$13.42	$18.82	$14.92	$14.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	0.02 (2)	0.01	— (3)	(0.06)	(0.04)
Net realized and unrealized gain/(loss)	(0.76)	4.66	2.56	(3.21)	4.71	1.06
Total from Investment Operations	(0.84)	4.68	2.57	(3.21)	4.65	1.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	(0.05)	—	—	—
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.71)	(1.30)	(0.34)	(2.19)	(0.75)	(0.52)
Net Asset Value, End of Period	$16.48	$19.03	$15.65	$13.42	$18.82	$14.92
Total Return*	(5.16)%	31.98%	19.24%	(19.14)%	31.84%	7.00%
Net Assets, End of Period (in thousands)	$774	$922	$721	$564	$586	$676
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.11%	2.06% (4)	2.10%	2.16%	2.14%	2.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.91%	1.74%	1.93%	1.87%	1.88%	1.91%
Ratio of Net Investment Income/(Loss)	(0.85)%	0.10% (2)	0.07%	0.02%	(0.33)%	(0.26)%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.16	$16.51	$14.09	$19.60	$15.47	$14.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.20 (2)	0.19	0.18	0.14	0.13
Net realized and unrealized gain/(loss)	(0.82)	4.90	2.67	(3.36)	4.88	1.10
Total from Investment Operations	(0.79)	5.10	2.86	(3.18)	5.02	1.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.18)	(0.15)	(0.14)	(0.14)	(0.17)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.88)	(1.45)	(0.44)	(2.33)	(0.89)	(0.69)
Net Asset Value, End of Period	$17.49	$20.16	$16.51	$14.09	$19.60	$15.47
Total Return*	(4.67)%	33.23%	20.49%	(18.25)%	33.28%	8.18%
Net Assets, End of Period (in thousands)	$1,914,699	$2,087,821	$1,673,253	$1,459,358	$1,876,374	$1,494,051
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82% (3)	0.83%	0.82%	0.82%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.82%	0.83%	0.82%	0.82%	0.84%
Ratio of Net Investment Income/(Loss)	0.28%	1.10% (2)	1.18%	1.04%	0.77%	0.91%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Select Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.23	$16.57	$14.15	$19.68	$15.53	$14.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.21 (2)	0.20	0.19	0.16	0.14
Net realized and unrealized gain/(loss)	(0.81)	4.91	2.68	(3.38)	4.89	1.10
Total from Investment Operations	(0.78)	5.12	2.88	(3.19)	5.05	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.19)	(0.17)	(0.15)	(0.15)	(0.18)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.89)	(1.46)	(0.46)	(2.34)	(0.90)	(0.70)
Net Asset Value, End of Period	$17.56	$20.23	$16.57	$14.15	$19.68	$15.53
Total Return*	(4.61)%	33.20%	20.55%	(18.23)%	33.31%	8.25%
Net Assets, End of Period (in thousands)	$105,458	$103,842	$53,550	$24,004	$22,347	$14,853
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.80% (3)	0.80%	0.77%	0.77%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.80%	0.77%	0.77%	0.78%
Ratio of Net Investment Income/(Loss)	0.32%	1.12% (2)	1.24%	1.12%	0.83%	0.91%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.20	$16.53	$14.11	$19.64	$15.50	$14.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.24 (2)	0.21	0.20	0.17	0.14
Net realized and unrealized gain/(loss)	(0.81)	4.90	2.68	(3.37)	4.88	1.12
Total from Investment Operations	(0.78)	5.14	2.89	(3.17)	5.05	1.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.20)	(0.18)	(0.17)	(0.16)	(0.20)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.91)	(1.47)	(0.47)	(2.36)	(0.91)	(0.72)
Net Asset Value, End of Period	$17.51	$20.20	$16.53	$14.11	$19.64	$15.50
Total Return*	(4.61)%	33.47%	20.69%	(18.21)%	33.41%	8.38%
Net Assets, End of Period (in thousands)	$33,258	$58,735	$44,845	$21,395	$26,130	$24,271
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.68% (3)	0.69%	0.69%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.68%	0.69%	0.69%	0.68%	0.68%
Ratio of Net Investment Income/(Loss)	0.36%	1.32% (2)	1.26%	1.18%	0.90%	0.97%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Select Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.83	$16.28	$13.88	$19.36	$15.29	$14.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	0.08 (2)	0.07	0.05	— (3)	0.01
Net realized and unrealized gain/(loss)	(0.80)	4.82	2.64	(3.31)	4.82	1.08
Total from Investment Operations	(0.84)	4.90	2.71	(3.26)	4.82	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.02)	(0.03)	—	(0.04)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.79)	(1.35)	(0.31)	(2.22)	(0.75)	(0.56)
Net Asset Value, End of Period	$17.20	$19.83	$16.28	$13.88	$19.36	$15.29
Total Return*	(4.98)%	32.22%	19.62%	(18.89)%	32.19%	7.29%
Net Assets, End of Period (in thousands)	$355	$376	$147	$120	$123	$107
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.20%	2.98% (4)	3.49%	3.67%	3.94%	3.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.53%	1.56%	1.58%	1.62%	1.60%	1.63%
Ratio of Net Investment Income/(Loss)	(0.44)%	0.44% (2)	0.44%	0.27%	(0.02)%	0.05%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.33	$16.63	$14.21	$19.71	$15.57	$15.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.12 (2)	0.13	0.08	0.03	0.06
Net realized and unrealized gain/(loss)	(0.82)	4.94	2.69	(3.39)	4.93	1.09
Total from Investment Operations	(0.85)	5.06	2.82	(3.31)	4.96	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.09)	(0.11)	—	(0.07)	(0.08)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.79)	(1.36)	(0.40)	(2.19)	(0.82)	(0.60)
Net Asset Value, End of Period	$17.69	$20.33	$16.63	$14.21	$19.71	$15.57
Total Return*	(4.89)%	32.56%	19.96%	(18.75)%	32.57%	7.61%
Net Assets, End of Period (in thousands)	$171	$266	$154	$82	$139	$227
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.36%	2.75% (3)	2.88%	3.97%	2.76%	2.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.30%	1.29%	1.32%	1.37%	1.36%	1.37%
Ratio of Net Investment Income/(Loss)	(0.27)%	0.64% (2)	0.76%	0.42%	0.16%	0.38%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Select Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.20	$16.55	$14.11	$19.63	$15.50	$14.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.19 (2)	0.18	0.17	0.13	0.12
Net realized and unrealized gain/(loss)	(0.82)	4.90	2.68	(3.37)	4.88	1.10
Total from Investment Operations	(0.80)	5.09	2.86	(3.20)	5.01	1.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.17)	(0.13)	(0.13)	(0.13)	(0.16)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.86)	(1.44)	(0.42)	(2.32)	(0.88)	(0.68)
Net Asset Value, End of Period	$17.54	$20.20	$16.55	$14.11	$19.63	$15.50
Total Return*	(4.71)%	33.06%	20.46%	(18.36)%	33.15%	8.08%
Net Assets, End of Period (in thousands)	$601,821	$659,864	$521,890	$450,713	$587,159	$464,956
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.93% (3)	0.93%	0.92%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	0.18%	1.01% (2)	1.10%	0.96%	0.68%	0.83%
Portfolio Turnover Rate	16%	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 19

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
20 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 21

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
22 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 23

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the
24 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Janus Investment Fund | 25

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
26 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.81% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
Janus Investment Fund | 27

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $2,299.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $281.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
28 | March 31, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,999,176,705	$774,608,870	$(109,927,554)	$664,681,316
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(43,924)	$(43,924)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 29

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	43,418	$813,365	161,121	$3,051,225
Reinvested dividends and distributions	49,206	941,310	36,258	582,300
Shares repurchased	(109,230)	(2,045,644)	(70,152)	(1,310,343)
Net Increase/(Decrease)	(16,606)	$(290,969)	127,227	$2,323,182
Class C Shares:
Shares sold	7,534	$133,499	21,773	$404,431
Reinvested dividends and distributions	4,598	82,343	3,815	57,837
Shares repurchased	(13,623)	(244,584)	(23,226)	(395,079)
Net Increase/(Decrease)	(1,491)	$(28,742)	2,362	$67,189
Class D Shares:
Shares sold	856,334	$16,149,184	1,632,858	$30,319,916
Reinvested dividends and distributions	9,786,732	185,458,561	8,834,395	140,643,569
Shares repurchased	(4,739,153)	(89,892,954)	(8,244,013)	(150,174,645)
Net Increase/(Decrease)	5,903,913	$111,714,791	2,223,240	$20,788,840
Class I Shares:
Shares sold	1,959,190	$36,968,814	3,169,664	$60,339,414
Reinvested dividends and distributions	472,060	8,978,587	292,466	4,673,610
Shares repurchased	(1,555,880)	(30,051,208)	(1,562,497)	(28,825,517)
Net Increase/(Decrease)	875,370	$15,896,193	1,899,633	$36,187,507
Class N Shares:
Shares sold	154,060	$2,973,870	1,394,075	$25,832,941
Reinvested dividends and distributions	263,716	5,000,059	265,784	4,233,946
Shares repurchased	(1,426,350)	(27,152,850)	(1,463,879)	(28,102,960)
Net Increase/(Decrease)	(1,008,574)	$(19,178,921)	195,980	$1,963,927
Class R Shares:
Shares sold	2,001	$39,030	17,967	$330,191
Reinvested dividends and distributions	1,955	36,518	790	12,452
Shares repurchased	(2,307)	(41,284)	(8,836)	(159,631)
Net Increase/(Decrease)	1,649	$34,264	9,921	$183,012
Class S Shares:
Shares sold	28	$544	4,316	$85,063
Reinvested dividends and distributions	820	15,743	780	12,565
Shares repurchased	(4,262)	(75,940)	(1,263)	(25,043)
Net Increase/(Decrease)	(3,414)	$(59,653)	3,833	$72,585
Class T Shares:
Shares sold	1,446,346	$27,632,190	2,718,162	$50,630,701
Reinvested dividends and distributions	3,080,109	58,552,881	2,739,450	43,749,009
Shares repurchased	(2,882,644)	(54,794,970)	(4,335,040)	(78,393,395)
Net Increase/(Decrease)	1,643,811	$31,390,101	1,122,572	$15,986,315
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$442,505,391	$516,893,528	$-	$-
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Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 31

Janus Henderson Global Select Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
32 | March 31, 2025

Janus Henderson Global Select Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Select Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 39

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 41

Janus Henderson Global Select Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
42 | March 31, 2025

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 43

Janus Henderson Global Select Fund
Notes
44 | March 31, 2025

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93046 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Sustainable Equity Fund
Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 98.2%
Auto Components – 0.9%
Aptive PLC*	4,953	$294,703
Banks – 1.2%
HDFC Bank Ltd (ADR)	5,852	388,807
Biotechnology – 2.2%
Vertex Pharmaceuticals Inc*	1,514	734,017
Building Products – 3.8%
Advanced Drainage Systems Inc	3,274	355,720
Cie de Saint-Gobain	9,137	908,152
		1,263,872
Capital Markets – 1.2%
S&P Global Inc	805	409,020
Construction & Engineering – 2.6%
APi Group Corp*	11,338	405,447
Stantec Inc	5,498	455,766
		861,213
Diversified Financial Services – 3.8%
Mastercard Inc - Class A	1,675	918,101
Walker & Dunlop Inc	4,051	345,793
		1,263,894
Electric Utilities – 1.5%
SSE PLC	24,992	514,198
Electrical Equipment – 8.0%
Legrand SA	4,114	435,567
NEXTracker Inc - Class A*	7,742	326,248
nVent Electric PLC	5,018	263,044
Prysmian SpA	12,911	708,638
Schneider Electric SE	4,080	944,361
		2,677,858
Electronic Equipment, Instruments & Components – 4.1%
Keyence Corp	1,100	431,816
Keysight Technologies Inc*	2,822	422,651
TE Connectivity PLC	3,738	528,254
		1,382,721
Entertainment – 4.7%
Nintendo Co Ltd	5,000	341,093
Spotify Technology SA*	2,219	1,220,516
		1,561,609
Food Products – 0.3%
McCormick & Co Inc/MD	1,405	115,646
Health Care Equipment & Supplies – 1.0%
Lantheus Holdings Inc*	3,363	328,229
Health Care Providers & Services – 5.6%
Encompass Health Corp	5,242	530,910
Humana Inc	649	171,725
McKesson Corp	1,726	1,161,581
		1,864,216
Independent Power and Renewable Electricity Producers – 1.9%
Boralex Inc - Class A	23,818	478,711
Innergex Renewable Energy Inc	17,121	160,989
		639,700
Industrial Real Estate Investment Trusts (REITs) – 0.9%
Prologis Inc	2,527	282,493
Information Technology Services – 1.2%
CGI Inc	3,975	396,865
Insurance – 13.5%
AIA Group Ltd	79,800	603,244
Arthur J Gallagher & Co	2,904	1,002,577
Intact Financial Corp	4,090	835,709
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Marsh & McLennan Cos Inc	3,463	$845,076
Progressive Corp/The	4,331	1,225,716
		4,512,322
Leisure Products – 1.0%
Shimano Inc	2,400	336,910
Life Sciences Tools & Services – 1.5%
ICON PLC*	2,898	507,121
Machinery – 6.2%
Knorr-Bremse AG	5,165	467,877
Wabtec Corp	5,447	987,813
Xylem Inc/NY	5,188	619,759
		2,075,449
Pharmaceuticals – 1.1%
Eli Lilly & Co	440	363,400
Professional Services – 1.8%
Wolters Kluwer NV	3,787	588,164
Road & Rail – 2.1%
Uber Technologies Inc*	9,803	714,247
Semiconductor & Semiconductor Equipment – 10.2%
ASML Holding NV	505	334,126
Infineon Technologies AG	7,818	258,163
KLA Corp	499	339,220
Lam Research Corp	4,225	307,157
NVIDIA Corp	12,238	1,326,354
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,060	839,960
		3,404,980
Software – 9.9%
Autodesk Inc*	2,574	673,873
Cadence Design Systems Inc*	1,909	485,516
Microsoft Corp	4,623	1,735,428
SAP SE	1,525	404,836
		3,299,653
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	488	397,891
Specialty Retail – 1.4%
Home Depot Inc	1,251	458,479
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	8,283	400,152
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc	2,743	731,586
Total Common Stocks (cost $25,300,033)		32,769,415
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $565,884)	565,771	565,884
Total Investments (total cost $25,865,917) – 99.9%		33,335,299
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		31,006
Net Assets – 100%		$33,366,305
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$20,245,456	60.7%
Canada	2,328,040	7.0
France	2,288,080	6.9
Sweden	1,220,516	3.7
Germany	1,130,876	3.4
Japan	1,109,819	3.3
Ireland	1,035,375	3.1
Netherlands	922,290	2.8
Taiwan	839,960	2.5
Italy	708,638	2.1
Hong Kong	603,244	1.8
United Kingdom	514,198	1.5
India	388,807	1.2
Total	$33,335,299	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$541,362	$5,206,836	$(5,182,314)	$-	$-	$565,884	565,771	$17,170
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Sustainable Equity Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$355,720	$908,152	$-
Electric Utilities	-	514,198	-
Electrical Equipment	589,292	2,088,566	-
Electronic Equipment, Instruments & Components	950,905	431,816	-
Entertainment	1,220,516	341,093	-
Insurance	3,909,078	603,244	-
Leisure Products	-	336,910	-
Machinery	1,607,572	467,877	-
Professional Services	-	588,164	-
Semiconductor & Semiconductor Equipment	2,812,691	592,289	-
Software	2,894,817	404,836	-
All Other	11,151,679	-	-
Investment Companies	-	565,884	-
Total Assets	$25,492,270	$7,843,029	$-
4  | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $25,300,033)	$32,769,415
Affiliated investments, at value (cost $565,884)	565,884
Cash denominated in foreign currency (cost $3,573)	3,573
Trustees' deferred compensation	959
Receivables:
Investments sold	340,589
Due from adviser	28,842
Dividends	10,889
Foreign tax reclaims	5,882
Fund shares sold	3,681
Dividends from affiliates	2,343
Other assets	294
Total Assets	33,732,351
Liabilities:
Payables:
Investments purchased	132,998
Fund shares repurchased	93,326
Professional fees	48,236
Advisory fees	22,004
Transfer agent fees and expenses	4,285
Custodian fees	1,446
Trustees' deferred compensation fees	959
12b-1 Distribution and shareholder servicing fees	228
Trustees' fees and expenses	166
Affiliated fund administration fees payable	73
Accrued expenses and other payables	62,325
Total Liabilities	366,046
Commitments and contingent liabilities (Note 3)
Net Assets	$33,366,305
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$26,454,347
Total distributable earnings (loss)	6,911,958
Total Net Assets	$33,366,305
Net Assets - Class A Shares	$285,738
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,448
Net Asset Value Per Share(1)	$15.49
Maximum Offering Price Per Share(2)	$16.44
Net Assets - Class C Shares	$134,248
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,676
Net Asset Value Per Share(1)	$15.47
Net Assets - Class D Shares	$25,683,739
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,652,308
Net Asset Value Per Share	$15.54
Net Assets - Class I Shares	$4,599,708
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	296,970
Net Asset Value Per Share	$15.49
Net Assets - Class N Shares	$1,936,293
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	124,256
Net Asset Value Per Share	$15.58
Net Assets - Class R Shares	$76,554
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,926
Net Asset Value Per Share	$15.54
Net Assets - Class S Shares	$79,146
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,105
Net Asset Value Per Share	$15.50
Net Assets - Class T Shares	$570,879
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,760
Net Asset Value Per Share	$15.53

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$141,997
Dividends from affiliates	17,170
Other income	77
Foreign tax withheld	(617)
Total Investment Income	158,627
Expenses:
Advisory fees	132,023
12b-1 Distribution and shareholder servicing fees:
Class A Shares	387
Class C Shares	278
Class R Shares	36
Class S Shares	1
Transfer agent administrative fees and expenses:
Class D Shares	14,853
Class R Shares	96
Class S Shares	101
Class T Shares	809
Transfer agent networking and omnibus fees:
Class A Shares	182
Class C Shares	49
Class I Shares	3,140
Other transfer agent fees and expenses:
Class A Shares	17
Class C Shares	9
Class D Shares	3,799
Class I Shares	146
Class N Shares	83
Class R Shares	4
Class S Shares	4
Class T Shares	17
Registration fees	69,596
Non-affiliated fund administration fees	47,003
Professional fees	30,483
Accounting systems fees	14,590
Shareholder reports expense	5,372
Custodian fees	3,805
Affiliated fund administration fees	440
Trustees' fees and expenses	309
Other expenses	9,617
Total Expenses	337,249
Less: Excess Expense Reimbursement and Waivers	(163,717)
Net Expenses	173,532
Net Investment Income/(Loss)	(14,905)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	512,266
Total Net Realized Gain/(Loss) on Investments	512,266
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(2,114,887)
Total Change in Unrealized Net Appreciation/Depreciation	(2,114,887)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,617,526)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Sustainable Equity Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(14,905)	$69,757
Net realized gain/(loss) on investments	512,266	1,518,535
Change in unrealized net appreciation/depreciation	(2,114,887)	7,614,783
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,617,526)	9,203,075
Dividends and Distributions to Shareholders:
Class A Shares	-	(286)
Class D Shares	(45,744)	(79,337)
Class I Shares	(4,941)	(7,927)
Class N Shares	(6,324)	(8,229)
Class R Shares	(53)	-
Class S Shares	(133)	(53)
Class T Shares	(423)	(1,439)
Net Decrease from Dividends and Distributions to Shareholders	(57,618)	(97,271)
Capital Share Transactions:
Class A Shares	(45,245)	525
Class C Shares	2,436	609
Class D Shares	(1,684,411)	(1,096,517)
Class I Shares	771,136	461,817
Class N Shares	(179,247)	168,985
Class R Shares	3,247	7,784
Class S Shares	133	53
Class T Shares	(34,302)	(158,407)
Net Increase/(Decrease) from Capital Share Transactions	(1,166,253)	(615,151)
Net Increase/(Decrease) in Net Assets	(2,841,397)	8,490,653
Net Assets:
Beginning of period	36,207,702	27,717,049
End of period	$33,366,305	$36,207,702
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.24	$12.21	$10.37	$14.16	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.03)	— (3)	0.04	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	(0.72)	4.04	1.82	(3.67)	3.00	1.17
Total from Investment Operations	(0.75)	4.04	1.86	(3.65)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	(0.02)	(0.01)	(0.03)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	—	(0.01)	(0.02)	(0.14)	(0.04)	—
Net Asset Value, End of Period	$15.49	$16.24	$12.21	$10.37	$14.16	$11.18
Total Return*	(4.62)%	33.14%	17.98%	(26.05)%	27.05%	11.80%
Net Assets, End of Period (in thousands)	$286	$346	$259	$182	$181	$67
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.03%	2.99%	3.19%	3.18%	4.43%	15.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.23%	1.17%	1.05%	1.06%	1.13%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.02)%	0.34%	0.15%	0.12%	0.27%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.23	$12.20	$10.39	$14.13	$11.16	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.03)	(0.01)	0.04	0.07	(0.01)	(0.01)
Net realized and unrealized gain/(loss)	(0.73)	4.04	1.83	(3.68)	3.01	1.17
Total from Investment Operations	(0.76)	4.03	1.87	(3.61)	3.00	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.06)	— (3)	(0.02)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	—	—	(0.06)	(0.13)	(0.03)	—
Net Asset Value, End of Period	$15.47	$16.23	$12.20	$10.39	$14.13	$11.16
Total Return*	(4.68)%	33.03%	18.02%	(25.79)%	26.91%	11.60%
Net Assets, End of Period (in thousands)	$134	$138	$104	$61	$77	$56
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.39%	4.53%	5.48%	5.34%	6.64%	17.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.31%	1.20%	0.59%	1.19%	1.87%
Ratio of Net Investment Income/(Loss)	(0.44)%	(0.10)%	0.34%	0.57%	(0.04)%	(0.46)%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.30	$12.26	$10.40	$14.20	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.03	0.06	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	(0.72)	4.05	1.83	(3.68)	3.01	1.17
Total from Investment Operations	(0.73)	4.08	1.89	(3.66)	3.03	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.04)	(0.03)	(0.01)	—	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.03)	(0.04)	(0.03)	(0.14)	(0.01)	—
Net Asset Value, End of Period	$15.54	$16.30	$12.26	$10.40	$14.20	$11.18
Total Return*	(4.51)%	33.39%	18.16%	(26.02)%	27.15%	11.80%
Net Assets, End of Period (in thousands)	$25,684	$28,676	$22,473	$20,664	$23,921	$5,226
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.87%	1.84%	1.93%	1.71%	1.97%	10.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	1.01%	1.00%	1.00%	0.98%
Ratio of Net Investment Income/(Loss)	(0.09)%	0.21%	0.48%	0.16%	0.18%	0.50%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.23	$12.20	$10.39	$14.19	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.03	0.05	0.02	0.04	0.02
Net realized and unrealized gain/(loss)	(0.71)	4.04	1.83	(3.66)	3.00	1.17
Total from Investment Operations	(0.72)	4.07	1.88	(3.64)	3.04	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.07)	(0.03)	(0.03)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.02)	(0.04)	(0.07)	(0.16)	(0.04)	—
Net Asset Value, End of Period	$15.49	$16.23	$12.20	$10.39	$14.19	$11.19
Total Return*	(4.46)%	33.42%	18.10%	(25.97)%	27.25%	11.90%
Net Assets, End of Period (in thousands)	$4,600	$4,049	$2,678	$3,991	$11,353	$5,317
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.90%	1.89%	1.98%	1.57%	1.86%	10.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.01%	1.01%	0.92%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	(0.08)%	0.20%	0.44%	0.11%	0.29%	0.55%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.35	$12.29	$10.43	$14.23	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	— (3)	0.05	0.08	0.04	0.05	0.02
Net realized and unrealized gain/(loss)	(0.72)	4.07	1.83	(3.69)	3.00	1.17
Total from Investment Operations	(0.72)	4.12	1.91	(3.65)	3.05	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.06)	(0.05)	(0.02)	—	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.05)	(0.06)	(0.05)	(0.15)	(0.01)	—
Net Asset Value, End of Period	$15.58	$16.35	$12.29	$10.43	$14.23	$11.19
Total Return*	(4.44)%	33.62%	18.33%	(25.93)%	27.30%	11.90%
Net Assets, End of Period (in thousands)	$1,936	$2,210	$1,494	$1,250	$1,449	$192
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.82%	1.97%	1.73%	2.14%	14.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.86%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.04%	0.35%	0.64%	0.31%	0.33%	0.73%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021(1)
Net Asset Value, Beginning of Period	$16.29	$12.22	$10.40	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.02)	0.02	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss)	(0.72)	4.05	1.83	(3.68)	1.08
Total from Investment Operations	(0.74)	4.07	1.89	(3.60)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	(0.07)	—	—
Distributions (from capital gains)	—	—	—	(0.13)	—
Total Dividends and Distributions	(0.01)	—	(0.07)	(0.13)	—
Net Asset Value, End of Period	$15.54	$16.29	$12.22	$10.40	$14.13
Total Return*	(4.54)%	33.31%	18.21%	(25.72)%	8.03%
Net Assets, End of Period (in thousands)	$77	$77	$51	$40	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.95%	6.58%	8.16%	7.35%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.08%	1.01%	0.57%	1.46%
Ratio of Net Investment Income/(Loss)	(0.20)%	0.13%	0.50%	0.59%	(0.27)%
Portfolio Turnover Rate	15%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from January 28, 2021 (inception date) through September 30, 2021.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.26	$12.20	$10.37	$14.15	$11.17	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.03	0.06	0.04	— (3)	— (3)
Net realized and unrealized gain/(loss)	(0.72)	4.04	1.83	(3.68)	3.01	1.17
Total from Investment Operations	(0.73)	4.07	1.89	(3.64)	3.01	1.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.01)	(0.06)	(0.01)	(0.02)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.03)	(0.01)	(0.06)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$15.50	$16.26	$12.20	$10.37	$14.15	$11.17
Total Return*	(4.52)%	33.38%	18.29%	(25.98)%	27.05%	11.70%
Net Assets, End of Period (in thousands)	$79	$83	$62	$53	$71	$56
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.65%	5.96%	6.82%	6.24%	6.65%	16.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.00%	0.99%	0.83%	1.11%	1.37%
Ratio of Net Investment Income/(Loss)	(0.08)%	0.21%	0.50%	0.32%	0.03%	0.04%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$16.28	$12.24	$10.38	$14.18	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.02)	0.01	0.05	0.01	0.01	0.01
Net realized and unrealized gain/(loss)	(0.72)	4.06	1.83	(3.68)	3.01	1.17
Total from Investment Operations	(0.74)	4.07	1.88	(3.67)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.03)	(0.02)	— (3)	(0.01)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.01)	(0.03)	(0.02)	(0.13)	(0.02)	—
Net Asset Value, End of Period	$15.53	$16.28	$12.24	$10.38	$14.18	$11.18
Total Return*	(4.55)%	33.30%	18.08%	(26.12)%	27.02%	11.80%
Net Assets, End of Period (in thousands)	$571	$629	$597	$540	$697	$99
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.40%	2.38%	2.44%	2.25%	2.82%	14.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.11%	1.09%	1.09%	1.09%	1.11%
Ratio of Net Investment Income/(Loss)	(0.19)%	0.10%	0.39%	0.05%	0.10%	0.33%
Portfolio Turnover Rate	15%	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
20 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.85% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $5.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in
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Notes to Financial Statements (unaudited)
“Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	59	- *
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	4	- *
Class R Shares	79	- *
Class S Shares	100	- *
Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(822,843)	$-	$(822,843)
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$26,061,334	$8,784,206	$(1,510,241)	$7,273,965
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	36	$565	2,070	$27,178
Reinvested dividends and distributions	-	-	22	286
Shares repurchased	(2,866)	(45,810)	(2,010)	(26,939)
Net Increase/(Decrease)	(2,830)	$(45,245)	82	$525
Class C Shares:
Shares sold	152	$2,436	38	$609
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	152	$2,436	38	$609
Class D Shares:
Shares sold	139,986	$2,228,556	232,004	$3,340,815
Reinvested dividends and distributions	2,758	44,837	5,911	78,493
Shares repurchased	(249,409)	(3,957,804)	(312,488)	(4,515,825)
Net Increase/(Decrease)	(106,665)	$(1,684,411)	(74,573)	$(1,096,517)
Class I Shares:
Shares sold	79,655	$1,279,084	65,775	$951,788
Reinvested dividends and distributions	305	4,941	599	7,927
Shares repurchased	(32,405)	(512,889)	(36,423)	(497,898)
Net Increase/(Decrease)	47,555	$771,136	29,951	$461,817
Class N Shares:
Shares sold	5,493	$86,944	26,303	$359,257
Reinvested dividends and distributions	388	6,324	618	8,229
Shares repurchased	(16,787)	(272,515)	(13,315)	(198,501)
Net Increase/(Decrease)	(10,906)	$(179,247)	13,606	$168,985
Class R Shares:
Shares sold	203	$3,218	631	$9,046
Reinvested dividends and distributions	3	53	-	-
Shares repurchased	(2)	(24)	(105)	(1,262)
Net Increase/(Decrease)	204	$3,247	526	$7,784
Class S Shares:
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	9	133	4	53
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	9	$133	4	$53
Class T Shares:
Shares sold	26,469	$420,156	22,338	$321,351
Reinvested dividends and distributions	26	423	108	1,439
Shares repurchased	(28,366)	(454,881)	(32,605)	(481,197)
Net Increase/(Decrease)	(1,871)	$(34,302)	(10,159)	$(158,407)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$5,194,436	$6,655,056	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
30 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 31

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | March 31, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 33

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 35

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Global Sustainable Equity Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93086 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Global Technology and Innovation Fund
Janus Investment Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Diversified Financial Services – 2.8%
Mastercard Inc - Class A	215,450	$118,092,454
Visa Inc	182,954	64,118,059
		182,210,513
Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp	1,440,622	94,490,397
Entertainment – 1.3%
Netflix Inc*	72,422	67,535,688
Spotify Technology SA*	30,044	16,525,101
		84,060,789
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc	15,368	70,798,993
DoorDash Inc - Class A*	536,566	98,068,168
		168,867,161
Independent Power and Renewable Electricity Producers – 0.6%
Vistra Corp	318,865	37,447,505
Information Technology Services – 1.3%
Shopify Inc*	597,948	57,092,075
Snowflake Inc - Class A*	171,589	25,079,448
		82,171,523
Interactive Media & Services – 4.8%
Alphabet Inc - Class C	924,104	144,372,768
Meta Platforms Inc - Class A	287,255	165,562,292
		309,935,060
Multiline Retail – 6.7%
Amazon.com Inc*	1,472,073	280,076,609
MercadoLibre Inc*	75,058	146,428,400
		426,505,009
Semiconductor & Semiconductor Equipment – 33.7%
Analog Devices Inc	434,777	87,681,478
Applied Materials Inc	193,365	28,061,129
ASM International NV	46,216	21,173,153
ASML Holding NV	329,913	218,281,938
BE Semiconductor Industries NV	94,192	9,783,093
Broadcom Inc	1,438,515	240,850,566
KLA Corp	178,370	121,255,926
Marvell Technology Inc	691,586	42,580,950
Nova Ltd*	135,597	24,994,595
NVIDIA Corp	6,777,400	734,534,612
NXP Semiconductors NV	122,322	23,248,519
ON Semiconductor Corp*	202,257	8,229,837
Onto Innovation Inc*	118,147	14,335,957
SK Hynix Inc	442,455	58,682,900
Taiwan Semiconductor Manufacturing Co Ltd	18,925,000	527,627,216
		2,161,321,869
Software – 35.5%
Amplitude Inc - Class A*	1,286,267	13,107,061
ANSYS Inc*	105,968	33,545,230
Appfolio Inc*	96,027	21,116,337
Atlassian Corp - Class A*	70,332	14,925,154
Autodesk Inc*	420,203	110,009,145
Cadence Design Systems Inc*	657,546	167,233,674
CCC Intelligent Solutions Holdings Inc*	8,901,184	80,377,692
Constellation Software Inc/Canada	68,166	215,899,426
Datadog Inc - Class A*	477,935	47,415,931
Dynatrace Inc*	1,213,638	57,223,032
Guidewire Software Inc*	133,366	24,987,454
HubSpot Inc*	90,346	51,613,766
Intuit Inc	234,537	144,003,373
Kinaxis Inc*	122,779	13,538,200
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Lumine Group Inc*	1,110,596	$31,259,391
Microsoft Corp	1,866,943	700,831,733
Monday.com Ltd*	83,065	20,198,085
Oracle Corp	724,189	101,248,864
Palo Alto Networks Inc*	151,928	25,924,994
Pony AI Inc (ADR)*,#	679,683	5,994,804
Procore Technologies Inc*	915,304	60,428,370
PTC Inc*	306,496	47,491,555
Samsara Inc - Class A*	435,003	16,673,665
ServiceNow Inc*	65,562	52,196,531
ServiceTitan Inc - Class A*,#	21,863	2,079,390
Synopsys Inc*	275,771	118,264,393
Tyler Technologies Inc*	129,664	75,385,353
Workday Inc - Class A*	111,611	26,064,517
		2,279,037,120
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc	1,836,114	407,856,003
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	235,287	62,753,396
Total Common Stocks (cost $3,969,461,784)		6,296,656,345
Private Placements – 1.0%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	16,004,937
Software – 0.8%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - private equity common shares*,¢,§	78,474	5,287,578
Via Transportation Inc - Series A*,¢,§	50,741	3,418,929
Via Transportation Inc - Series B*,¢,§	9,272	624,747
Via Transportation Inc - Series C*,¢,§	8,331	561,343
Via Transportation Inc - Series D*,¢,§	29,804	2,008,193
Via Transportation Inc - Series E*,¢,§	13,836	932,270
Via Transportation Inc - Series G-1*,¢,§	563,981	38,001,040
		50,834,100
Total Private Placements (cost $56,880,998)		66,839,037
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	127,644
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $57,289,286)	57,277,830	57,289,286
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	3,528,995	3,528,995
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$882,249	882,249
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,411,244)		4,411,244
Total Investments (total cost $4,089,029,494) – 100.2%		6,425,323,556
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(12,064,099)
Net Assets – 100%		$6,413,259,457
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,057,717,535	78.7%
Taiwan	527,627,216	8.2
Canada	317,789,092	4.9
Netherlands	249,238,184	3.9
Argentina	146,428,400	2.3
South Korea	58,682,900	0.9
Israel	45,192,680	0.7
Sweden	16,525,101	0.3
China	5,994,804	0.1
Singapore	127,644	0.0
Total	$6,425,323,556	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$354,177,309	$951,215,784	$(1,248,103,807)	$(10,375)	$10,375	$57,289,286	57,277,830	$5,698,489
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	1,285,451	47,467,945	(45,224,401)	-	-	3,528,995	3,528,995	76,973 ∆
Total Affiliated Investments - 1.0%
	$355,462,760	$998,683,729	$(1,293,328,208)	$(10,375)	$10,375	$60,818,281	60,806,825	$5,775,462

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$4,241,310	$—	$(4,241,310)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $66,839,037, which represents 1.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,758	$16,004,937	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	5,287,578	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	3,418,929	0.1
Via Transportation Inc - Series B	12/2/21	400,829	624,747	0.0
Via Transportation Inc - Series C	12/2/21	360,149	561,343	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	2,008,193	0.0
Via Transportation Inc - Series E	12/2/21	598,130	932,270	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	25,665,478	38,001,040	0.6
Total		$56,880,998	$66,839,037	1.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$1,325,773,569	$835,548,300	$-
All Other	4,135,334,476	-	-
Private Placements	-	-	66,839,037
Warrants	127,644	-	-
Investment Companies	-	57,289,286	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,411,244	-
Total Assets	$5,461,235,689	$897,248,830	$66,839,037
4  |

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments and Other Information (unaudited)

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2025)
	Balance as of September 30, 2024	Realized Gain/(Loss)	Change In Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2025(b)
Investment in Securities:
Private Placements	$59,239,394	$-	$7,599,643	$-	$-	$-	$66,839,037

(a)	Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.
(b)	The change in unrealized appreciation/depreciation for Level 3 securities held at March 31, 2025 is $7,599,643.
 | 5

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $4,028,211,213)(1)	$6,364,505,275
Affiliated investments, at value (cost $60,818,281)	60,818,281
Trustees' deferred compensation	183,880
Receivables:
Fund shares sold	3,038,362
Dividends	2,891,818
Dividends from affiliates	319,155
Foreign tax reclaims	31,961
Other assets	76,298
Total Assets	6,431,865,030
Liabilities:
Collateral for securities loaned (Note 2)	4,411,244
Payables:
Fund shares repurchased	7,761,870
Advisory fees	3,742,469
Transfer agent fees and expenses	922,137
Trustees' deferred compensation fees	183,880
12b-1 Distribution and shareholder servicing fees	121,954
Professional fees	56,715
Trustees' fees and expenses	34,067
Affiliated fund administration fees payable	14,302
Custodian fees	3,790
Accrued expenses and other payables	1,353,145
Total Liabilities	18,605,573
Commitments and contingent liabilities (Note 3)
Net Assets	$6,413,259,457
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,523,457,304
Total distributable earnings (loss)	2,889,802,153
Total Net Assets	$6,413,259,457
Net Assets - Class A Shares	$260,138,988
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,875,895
Net Asset Value Per Share(2)	$53.35
Maximum Offering Price Per Share(3)	$56.60
Net Assets - Class C Shares	$65,023,815
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,502,009
Net Asset Value Per Share(2)	$43.29
Net Assets - Class D Shares	$3,142,412,968
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	56,069,949
Net Asset Value Per Share	$56.04
Net Assets - Class I Shares	$965,987,104
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,975,818
Net Asset Value Per Share	$56.90
Net Assets - Class N Shares	$289,602,092
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,150,436
Net Asset Value Per Share	$56.23
Net Assets - Class S Shares	$27,914,900
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	544,948
Net Asset Value Per Share	$51.22
Net Assets - Class T Shares	$1,662,179,590
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,156,596
Net Asset Value Per Share	$55.12

(1)	Includes $4,241,310 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Technology and Innovation Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$17,590,671
Dividends from affiliates	5,698,489
Affiliated securities lending income, net	76,973
Unaffiliated securities lending income, net	15,623
Other income	15,621
Foreign tax withheld	(1,202,608)
Total Investment Income	22,194,769
Expenses:
Advisory fees	23,314,852
12b-1 Distribution and shareholder servicing fees:
Class A Shares	383,092
Class C Shares	360,085
Class S Shares	40,210
Transfer agent administrative fees and expenses:
Class D Shares	1,942,765
Class S Shares	40,272
Class T Shares	2,382,976
Transfer agent networking and omnibus fees:
Class A Shares	113,916
Class C Shares	26,686
Class I Shares	531,824
Other transfer agent fees and expenses:
Class A Shares	8,604
Class C Shares	1,706
Class D Shares	138,754
Class I Shares	17,775
Class N Shares	7,181
Class S Shares	126
Class T Shares	7,043
Proxy fee expense	1,515,193
Shareholder reports expense	153,981
Registration fees	149,535
Custodian fees	112,598
Affiliated fund administration fees	91,074
Trustees' fees and expenses	64,290
Professional fees	53,983
Other expenses	257,013
Total Expenses	31,715,534
Less: Excess Expense Reimbursement and Waivers	(117,297)
Net Expenses	31,598,237
Net Investment Income/(Loss)	(9,403,468)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	631,716,641
Investments in affiliates	(10,375)
Total Net Realized Gain/(Loss) on Investments	631,706,266
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(1,121,120,607)
Investments in affiliates	10,375
Total Change in Unrealized Net Appreciation/Depreciation	(1,121,110,232)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(498,807,434)
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(9,403,468)	$(13,052,223)
Net realized gain/(loss) on investments	631,706,266	782,142,071
Change in unrealized net appreciation/depreciation	(1,121,110,232)	1,623,755,234
Net Increase/(Decrease) in Net Assets Resulting from Operations	(498,807,434)	2,392,845,082
Dividends and Distributions to Shareholders:
Class A Shares	(34,925,939)	(1,980,489)
Class C Shares	(9,789,485)	(607,848)
Class D Shares	(376,389,101)	(21,279,163)
Class I Shares	(115,886,597)	(6,773,290)
Class N Shares	(33,629,155)	(1,560,100)
Class S Shares	(3,844,547)	(243,994)
Class T Shares	(207,497,972)	(11,503,625)
Net Decrease from Dividends and Distributions to Shareholders	(781,962,796)	(43,948,509)
Capital Share Transactions:
Class A Shares	1,353,666	(2,031,588)
Class C Shares	4,387,462	(5,732,790)
Class D Shares	258,793,163	(43,398,368)
Class I Shares	74,787,304	(56,423,875)
Class N Shares	28,750,087	54,987,396
Class S Shares	639,096	(1,774,958)
Class T Shares	95,144,095	2,068,589
Net Increase/(Decrease) from Capital Share Transactions	463,854,873	(52,305,594)
Net Increase/(Decrease) in Net Assets	(816,915,357)	2,296,590,979
Net Assets:
Beginning of period	7,230,174,814	4,933,583,835
End of period	$6,413,259,457	$7,230,174,814
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$64.39	$43.62	$31.58	$59.21	$50.45	$36.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.20)	(0.12)	(0.22)	(0.27)	(0.11)
Net realized and unrealized gain/(loss)	(3.64)	21.37	12.16	(18.76)	13.83	17.17
Total from Investment Operations	(3.77)	21.17	12.04	(18.98)	13.56	17.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$53.35	$64.39	$43.62	$31.58	$59.21	$50.45
Total Return*	(7.43)%	48.85%	38.13%	(37.50)%	28.19%	49.64%
Net Assets, End of Period (in thousands)	$260,139	$313,262	$213,742	$182,141	$319,194	$252,037
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	0.98%	1.00%	0.99%	0.98%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.98%	1.00%	0.99%	0.98%	0.99%
Ratio of Net Investment Income/(Loss)	(0.43)%	(0.36)%	(0.31)%	(0.49)%	(0.47)%	(0.26)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$53.70	$36.71	$26.76	$51.77	$44.91	$33.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.29)	(0.52)	(0.33)	(0.42)	(0.56)	(0.36)
Net realized and unrealized gain/(loss)	(2.85)	17.91	10.28	(15.94)	12.22	15.36
Total from Investment Operations	(3.14)	17.39	9.95	(16.36)	11.66	15.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$43.29	$53.70	$36.71	$26.76	$51.77	$44.91
Total Return*	(7.76)%	47.75%	37.18%	(37.88)%	27.37%	48.56%
Net Assets, End of Period (in thousands)	$65,024	$75,671	$56,246	$50,614	$101,860	$89,141
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.75%	1.73%	1.68%	1.58%	1.64%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.75%	1.73%	1.68%	1.58%	1.64%	1.69%
Ratio of Net Investment Income/(Loss)	(1.15)%	(1.11)%	(0.99)%	(1.09)%	(1.13)%	(0.96)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.23	$45.44	$32.83	$61.11	$51.89	$37.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.10)	(0.05)	(0.14)	(0.16)	(0.03)
Net realized and unrealized gain/(loss)	(3.85)	22.29	12.66	(19.49)	14.23	17.63
Total from Investment Operations	(3.92)	22.19	12.61	(19.63)	14.07	17.60
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.05)	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.85)	(3.33)
Net Asset Value, End of Period	$56.04	$67.23	$45.44	$32.83	$61.11	$51.89
Total Return*	(7.33)%	49.14%	38.41%	(37.39)%	28.43%	49.90%
Net Assets, End of Period (in thousands)	$3,142,413	$3,506,928	$2,401,660	$1,794,752	$3,058,182	$2,426,380
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.78%	0.80%	0.80%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.78%	0.80%	0.80%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	(0.22)%	(0.17)%	(0.11)%	(0.30)%	(0.29)%	(0.08)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.15	$46.05	$33.25	$61.76	$52.40	$37.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.08)	(0.03)	(0.12)	(0.14)	(0.01)
Net realized and unrealized gain/(loss)	(3.92)	22.58	12.83	(19.74)	14.38	17.80
Total from Investment Operations	(3.98)	22.50	12.80	(19.86)	14.24	17.79
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.08)	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.88)	(3.33)
Net Asset Value, End of Period	$56.90	$68.15	$46.05	$33.25	$61.76	$52.40
Total Return*	(7.32)%	49.17%	38.50%	(37.36)%	28.48%	49.99%
Net Assets, End of Period (in thousands)	$965,987	$1,081,199	$773,769	$644,388	$1,189,917	$890,656
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.19)%	(0.13)%	(0.07)%	(0.26)%	(0.24)%	(0.02)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.39	$45.50	$32.83	$61.03	$51.81	$37.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.03)	0.01	(0.08)	(0.09)	0.02
Net realized and unrealized gain/(loss)	(3.86)	22.32	12.66	(19.47)	14.21	17.60
Total from Investment Operations	(3.89)	22.29	12.67	(19.55)	14.12	17.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.10)	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.90)	(3.33)
Net Asset Value, End of Period	$56.23	$67.39	$45.50	$32.83	$61.03	$51.81
Total Return*	(7.27)%	49.30%	38.59%	(37.29)%	28.59%	50.10%
Net Assets, End of Period (in thousands)	$289,602	$317,317	$173,761	$115,297	$175,740	$117,541
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.66%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.66%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	(0.10)%	(0.04)%	0.01%	(0.17)%	(0.16)%	0.06%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$62.14	$42.19	$30.59	$57.73	$49.38	$36.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.30)	(0.18)	(0.29)	(0.36)	(0.19)
Net realized and unrealized gain/(loss)	(3.47)	20.65	11.78	(18.20)	13.51	16.83
Total from Investment Operations	(3.65)	20.35	11.60	(18.49)	13.15	16.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$51.22	$62.14	$42.19	$30.59	$57.73	$49.38
Total Return*	(7.51)%	48.57%	37.92%	(37.63)%	27.95%	49.35%
Net Assets, End of Period (in thousands)	$27,915	$33,266	$23,734	$17,985	$27,069	$21,002
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.17%	1.18%	1.18%	1.17%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.17%	1.18%	1.17%	1.17%	1.18%
Ratio of Net Investment Income/(Loss)	(0.60)%	(0.55)%	(0.48)%	(0.68)%	(0.66)%	(0.46)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.27	$44.85	$32.43	$60.53	$51.47	$37.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.16)	(0.09)	(0.19)	(0.23)	(0.08)
Net realized and unrealized gain/(loss)	(3.77)	21.98	12.51	(19.26)	14.11	17.51
Total from Investment Operations	(3.88)	21.82	12.42	(19.45)	13.88	17.43
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.02)	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.82)	(3.33)
Net Asset Value, End of Period	$55.12	$66.27	$44.85	$32.43	$60.53	$51.47
Total Return*	(7.38)%	48.97%	38.30%	(37.45)%	28.26%	49.77%
Net Assets, End of Period (in thousands)	$1,662,180	$1,902,533	$1,290,671	$1,045,715	$1,958,570	$1,601,653
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%	0.91%	0.92%	0.91%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.90%	0.90%	0.90%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.33)%	(0.28)%	(0.21)%	(0.41)%	(0.40)%	(0.18)%
Portfolio Turnover Rate	30%	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.
For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.
Asset	Fair Value at March 31, 2025	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Private Placements
	$66,839,037	Market Approach	Enterprise Value derived from Market Comparable Metrics	2.00-22.00	13.96	Increase

(1)	Unobservable inputs were weighted by the relative fair value of securities.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and "Level 3 Valuation
Reconciliation of Assets" in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Janus Investment Fund | 19

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also
20 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Janus Investment Fund | 21

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
22 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,241,310. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $4,411,244, resulting in the net amount due to the counterparty of $169,934.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.71% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Janus Investment Fund | 23

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $26,492.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $1,933.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,089,446,267	$2,447,012,012	$(111,134,723)	$2,335,877,289
Janus Investment Fund | 25

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	337,478	$20,878,727	707,181	$39,214,592
Reinvested dividends and distributions	483,652	29,991,241	35,516	1,708,655
Shares repurchased	(810,402)	(49,516,302)	(777,207)	(42,954,835)
Net Increase/(Decrease)	10,728	$1,353,666	(34,510)	$(2,031,588)
Class C Shares:
Shares sold	138,179	$6,880,057	201,854	$9,476,736
Reinvested dividends and distributions	185,989	9,379,444	14,186	572,541
Shares repurchased	(231,325)	(11,872,039)	(338,963)	(15,782,067)
Net Increase/(Decrease)	92,843	$4,387,462	(122,923)	$(5,732,790)
Class D Shares:
Shares sold	1,911,054	$123,578,202	4,177,410	$243,687,689
Reinvested dividends and distributions	5,580,015	363,258,985	410,049	20,563,943
Shares repurchased	(3,583,402)	(228,044,024)	(5,272,881)	(307,650,000)
Net Increase/(Decrease)	3,907,667	$258,793,163	(685,422)	$(43,398,368)
Class I Shares:
Shares sold	2,089,702	$137,149,024	4,260,434	$249,510,078
Reinvested dividends and distributions	1,617,521	106,901,939	123,860	6,295,790
Shares repurchased	(2,596,011)	(169,263,659)	(5,323,846)	(312,229,743)
Net Increase/(Decrease)	1,111,212	$74,787,304	(939,552)	$(56,423,875)
Class N Shares:
Shares sold	867,665	$56,584,037	1,970,973	$117,869,232
Reinvested dividends and distributions	504,414	32,933,209	30,486	1,530,987
Shares repurchased	(930,232)	(60,767,159)	(1,111,965)	(64,412,823)
Net Increase/(Decrease)	441,847	$28,750,087	889,494	$54,987,396
Class S Shares:
Shares sold	61,014	$3,664,597	260,239	$13,576,063
Reinvested dividends and distributions	64,538	3,844,547	5,247	243,994
Shares repurchased	(115,925)	(6,870,048)	(292,707)	(15,595,015)
Net Increase/(Decrease)	9,627	$639,096	(27,221)	$(1,774,958)
Class T Shares:
Shares sold	1,741,344	$111,218,885	4,386,794	$258,632,757
Reinvested dividends and distributions	3,175,799	203,378,187	227,758	11,269,441
Shares repurchased	(3,470,214)	(219,452,977)	(4,683,009)	(267,833,609)
Net Increase/(Decrease)	1,446,929	$95,144,095	(68,457)	$2,068,589
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,091,016,642	$2,117,716,572	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of Janus Henderson Global Technology and Innovation Fund, held on December 20, 2024 and adjourned to February 18, 2025, shareholders were asked to vote on the following proposals:
Proposal 1:   To reclassify the diversification status of the Fund from diversified to nondiversified and to eliminate a related fundamental investment restriction.
Proposal 2:   To modify the Fund’s fundamental concentration policy.
With respect to Proposal 1 and Proposal 2, shares were voted, in dollars, as follows:
	For	Against	Abstain
Proposal 1	$3,219,303,519	$269,426,871	$295,401,773
Proposal 2	$3,208,714,898	$261,211,116	$314,206,150
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Janus Investment Fund | 27

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
28 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 29

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
30 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 31

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
32 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 33

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the
Janus Investment Fund | 35

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
36 | March 31, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93047 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Growth and Income Fund
Janus Investment Fund

Janus Henderson Growth and Income Fund

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 2.2%
General Electric Co	388,575	$77,773,286
Raytheon Technologies Corp	580,869	76,941,908
		154,715,194
Airlines – 0.8%
Delta Air Lines Inc	1,221,627	53,262,937
Banks – 3.4%
JPMorgan Chase & Co	962,737	236,159,386
Beverages – 0.7%
Constellation Brands Inc - Class A	246,606	45,257,133
Biotechnology – 1.9%
AbbVie Inc	372,504	78,047,038
Amgen Inc	163,738	51,012,574
		129,059,612
Building Products – 1.1%
Trane Technologies PLC	219,509	73,956,972
Capital Markets – 6.7%
Charles Schwab Corp	821,548	64,310,777
CME Group Inc	263,430	69,885,345
Goldman Sachs Group Inc	187,773	102,578,512
Intercontinental Exchange Inc	479,763	82,759,118
Moody's Corp	83,792	39,021,096
Morgan Stanley	893,003	104,186,660
		462,741,508
Chemicals – 0.7%
Corteva Inc	733,381	46,151,666
Communications Equipment – 0.5%
Motorola Solutions Inc	84,063	36,803,622
Consumer Finance – 2.4%
American Express Co	613,308	165,010,518
Diversified Financial Services – 3.7%
Visa Inc	731,793	256,464,175
Diversified Telecommunication Services – 0.8%
Verizon Communications Inc	1,214,065	55,069,988
Electrical Equipment – 1.2%
Eaton Corp PLC	309,640	84,169,441
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	1,243,372	81,552,770
Entertainment – 1.7%
Walt Disney Co	1,181,849	116,648,496
Food & Staples Retailing – 0.9%
Costco Wholesale Corp	68,639	64,917,394
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	454,066	60,231,855
Medtronic PLC	821,352	73,806,690
Stryker Corp	155,455	57,868,124
		191,906,669
Health Care Providers & Services – 2.6%
HCA Healthcare Inc	178,011	61,511,701
UnitedHealth Group Inc	221,851	116,194,461
		177,706,162
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc	18,606	85,716,167
Marriott International Inc/MD - Class A	314,578	74,932,480
Royal Caribbean Cruises Ltd	378,625	77,784,720
		238,433,367
Independent Power and Renewable Electricity Producers – 0.6%
Vistra Corp	377,110	44,287,798
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Prologis Inc	478,355	53,475,306
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Information Technology Services – 2.0%
Accenture PLC	449,618	$140,298,801
Insurance – 2.5%
Marsh & McLennan Cos Inc	252,887	61,712,015
Progressive Corp/The	213,024	60,287,922
Travelers Cos Inc	180,751	47,801,409
		169,801,346
Interactive Media & Services – 7.5%
Alphabet Inc - Class C	1,832,317	286,262,885
Meta Platforms Inc - Class A	403,944	232,817,164
		519,080,049
Life Sciences Tools & Services – 1.0%
Danaher Corp	331,163	67,888,415
Machinery – 1.3%
Deere & Co	185,958	87,279,387
Multi-Utilities – 0.2%
Sempra Energy	235,609	16,813,058
Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp	520,152	87,016,228
ConocoPhillips	521,539	54,772,026
		141,788,254
Pharmaceuticals – 4.5%
Eli Lilly & Co	190,694	157,496,082
Johnson & Johnson	504,724	83,703,428
Zoetis Inc	418,782	68,952,456
		310,151,966
Professional Services – 2.2%
Automatic Data Processing Inc	278,032	84,947,117
Booz Allen Hamilton Holding Corp	629,044	65,785,422
		150,732,539
Road & Rail – 0.8%
Union Pacific Corp	229,591	54,238,578
Semiconductor & Semiconductor Equipment – 10.6%
Applied Materials Inc	620,766	90,085,562
Broadcom Inc	1,435,960	240,422,783
KLA Corp	232,340	157,944,732
Lam Research Corp	867,914	63,097,348
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	607,181	100,792,046
Texas Instruments Inc	443,128	79,630,101
		731,972,572
Software – 12.5%
Intuit Inc	177,206	108,802,712
Microsoft Corp	1,435,295	538,795,390
Oracle Corp	783,584	109,552,879
Salesforce Inc	385,171	103,364,490
		860,515,471
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Equinix Inc	44,398	36,199,909
Specialty Retail – 2.5%
Home Depot Inc	277,575	101,728,462
TJX Cos Inc	567,103	69,073,145
		170,801,607
Technology Hardware, Storage & Peripherals – 6.8%
Apple Inc	1,740,112	386,531,079
Dell Technologies Inc	929,060	84,683,819
		471,214,898
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc - Class B	1,026,750	65,178,090
Tobacco – 1.5%
Philip Morris International Inc	651,793	103,459,103
Total Common Stocks (cost $4,446,910,564)		6,865,164,157
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $29,089,323)	29,083,506	$29,089,323
Total Investments (total cost $4,475,999,887) – 100.1%		6,894,253,480
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(4,986,147)
Net Assets – 100%		$6,889,267,333

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,793,461,434	98.5%
Taiwan	100,792,046	1.5
Total	$6,894,253,480	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$5,004,446	$170,739,616	$(146,654,739)	$(410)	$410	$29,089,323	29,083,506	$131,495
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Growth and Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$6,865,164,157	$-	$-
Investment Companies	-	29,089,323	-
Total Assets	$6,865,164,157	$29,089,323	$-
4  |

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $4,446,910,564)	$6,865,164,157
Affiliated investments, at value (cost $29,089,323)	29,089,323
Trustees' deferred compensation	197,154
Receivables:
Dividends	4,317,318
Fund shares sold	2,159,022
Dividends from affiliates	35,605
Other assets	49,759
Total Assets	6,901,012,338
Liabilities:
Due to custodian	573
Payables:
Fund shares repurchased	6,180,520
Advisory fees	3,563,001
Transfer agent fees and expenses	976,902
Dividends	449,557
Trustees' deferred compensation fees	197,154
12b-1 Distribution and shareholder servicing fees	56,851
Professional fees	54,422
Trustees' fees and expenses	33,497
Affiliated fund administration fees payable	15,015
Custodian fees	7,178
Accrued expenses and other payables	210,335
Total Liabilities	11,745,005
Commitments and contingent liabilities (Note 3)
Net Assets	$6,889,267,333
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,769,631,152
Total distributable earnings (loss)	3,119,636,181
Total Net Assets	$6,889,267,333
Net Assets - Class A Shares	$95,682,499
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,453,393
Net Asset Value Per Share(1)	$65.83
Maximum Offering Price Per Share(2)	$69.85
Net Assets - Class C Shares	$36,410,025
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	565,300
Net Asset Value Per Share(1)	$64.41
Net Assets - Class D Shares	$4,380,128,028
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	66,367,232
Net Asset Value Per Share	$66.00
Net Assets - Class I Shares	$340,687,620
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,158,286
Net Asset Value Per Share	$66.05
Net Assets - Class N Shares	$91,902,540
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,394,554
Net Asset Value Per Share	$65.90
Net Assets - Class R Shares	$3,823,444
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	58,593
Net Asset Value Per Share	$65.25
Net Assets - Class S Shares	$12,108,812
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	183,987
Net Asset Value Per Share	$65.81
Net Assets - Class T Shares	$1,928,524,365
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	29,260,639
Net Asset Value Per Share	$65.91

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Growth and Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$59,244,839
Dividends from affiliates	131,495
Other income	14,933
Foreign tax withheld	(176,260)
Total Investment Income	59,215,007
Expenses:
Advisory fees	22,329,839
12b-1 Distribution and shareholder servicing fees:
Class A Shares	126,014
Class C Shares	192,919
Class R Shares	11,146
Class S Shares	16,721
Transfer agent administrative fees and expenses:
Class D Shares	2,572,601
Class R Shares	5,651
Class S Shares	16,769
Class T Shares	2,625,598
Transfer agent networking and omnibus fees:
Class A Shares	53,941
Class C Shares	14,100
Class I Shares	181,546
Other transfer agent fees and expenses:
Class A Shares	2,803
Class C Shares	954
Class D Shares	195,155
Class I Shares	6,233
Class N Shares	2,062
Class R Shares	68
Class S Shares	104
Class T Shares	7,617
Shareholder reports expense	189,786
Registration fees	123,621
Affiliated fund administration fees	93,041
Trustees' fees and expenses	60,543
Custodian fees	58,440
Professional fees	47,909
Other expenses	281,062
Total Expenses	29,216,243
Less: Excess Expense Reimbursement and Waivers	(295,957)
Net Expenses	28,920,286
Net Investment Income/(Loss)	30,294,721
Net Realized Gain/(Loss) on Investments:
Investments	919,057,850
Investments in affiliates	(410)
Total Net Realized Gain/(Loss) on Investments	919,057,440
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(1,236,764,167)
Investments in affiliates	410
Total Change in Unrealized Net Appreciation/Depreciation	(1,236,763,757)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(287,411,596)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Growth and Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$30,294,721	$69,090,451
Net realized gain/(loss) on investments	919,057,440	818,706,332
Change in unrealized net appreciation/depreciation	(1,236,763,757)	795,532,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	(287,411,596)	1,683,329,481
Dividends and Distributions to Shareholders:
Class A Shares	(12,965,633)	(6,245,655)
Class C Shares	(5,415,788)	(2,994,502)
Class D Shares	(607,582,673)	(319,552,052)
Class I Shares	(51,306,820)	(28,977,791)
Class N Shares	(11,887,011)	(6,197,331)
Class R Shares	(523,409)	(371,350)
Class S Shares	(1,745,076)	(946,381)
Class T Shares	(273,866,300)	(146,071,366)
Net Decrease from Dividends and Distributions to Shareholders	(965,292,710)	(511,356,428)
Capital Share Transactions:
Class A Shares	8,673,202	6,535,520
Class C Shares	(431,730)	(5,176,224)
Class D Shares	411,629,043	43,656,463
Class I Shares	3,479,381	(36,096,598)
Class N Shares	14,604,599	1,099,958
Class R Shares	(921,863)	(715,956)
Class S Shares	468,070	(1,206,681)
Class T Shares	128,832,126	(36,113,503)
Net Increase/(Decrease) from Capital Share Transactions	566,332,828	(28,017,021)
Net Increase/(Decrease) in Net Assets	(686,371,478)	1,143,956,032
Net Assets:
Beginning of period	7,575,638,811	6,431,682,779
End of period	$6,889,267,333	$7,575,638,811
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.55	$66.68	$59.86	$73.95	$59.77	$58.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.54	0.65	0.55	0.49	0.80
Net realized and unrealized gain/(loss)	(2.85)	16.53	10.25	(10.31)	16.06	2.53
Total from Investment Operations	(2.63)	17.07	10.90	(9.76)	16.55	3.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.56)	(0.66)	(0.57)	(0.51)	(0.83)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.09)	(5.20)	(4.08)	(4.33)	(2.37)	(2.05)
Net Asset Value, End of Period	$65.83	$78.55	$66.68	$59.86	$73.95	$59.77
Total Return*	(4.17)%	26.90%	18.62%	(14.38)%	28.28%	5.81%
Net Assets, End of Period (in thousands)	$95,682	$104,059	$81,967	$71,633	$91,735	$80,310
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.99%	1.01%	1.01%	1.01%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.99%	1.01%	1.01%	1.01%	0.99%
Ratio of Net Investment Income/(Loss)	0.61%	0.76%	0.98%	0.77%	0.71%	1.41%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Growth and Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.06	$65.52	$58.87	$72.81	$58.90	$57.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.10	0.24	0.10	0.05	0.43
Net realized and unrealized gain/(loss)	(2.77)	16.19	10.08	(10.13)	15.82	2.49
Total from Investment Operations	(2.78)	16.29	10.32	(10.03)	15.87	2.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.11)	(0.25)	(0.15)	(0.10)	(0.48)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(9.87)	(4.75)	(3.67)	(3.91)	(1.96)	(1.70)
Net Asset Value, End of Period	$64.41	$77.06	$65.52	$58.87	$72.81	$58.90
Total Return*	(4.47)%	26.08%	17.91%	(14.93)%	27.48%	5.12%
Net Assets, End of Period (in thousands)	$36,410	$43,871	$41,905	$40,161	$53,156	$49,982
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.63%	1.63%	1.64%	1.65%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.63%	1.63%	1.64%	1.65%	1.64%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.14%	0.36%	0.15%	0.08%	0.77%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.72	$66.82	$59.97	$74.09	$59.87	$58.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.73	0.83	0.74	0.67	0.93
Net realized and unrealized gain/(loss)	(2.85)	16.56	10.28	(10.34)	16.11	2.54
Total from Investment Operations	(2.54)	17.29	11.11	(9.60)	16.78	3.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.75)	(0.84)	(0.76)	(0.70)	(0.96)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.18)	(5.39)	(4.26)	(4.52)	(2.56)	(2.18)
Net Asset Value, End of Period	$66.00	$78.72	$66.82	$59.97	$74.09	$59.87
Total Return*	(4.04)%	27.20%	18.94%	(14.17)%	28.63%	6.07%
Net Assets, End of Period (in thousands)	$4,380,128	$4,758,701	$3,980,874	$3,529,397	$4,284,567	$3,506,038
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	0.85%	1.02%	1.24%	1.04%	0.97%	1.64%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Growth and Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.78	$66.86	$60.00	$74.12	$59.90	$58.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.76	0.86	0.78	0.71	0.97
Net realized and unrealized gain/(loss)	(2.86)	16.58	10.29	(10.35)	16.10	2.52
Total from Investment Operations	(2.54)	17.34	11.15	(9.57)	16.81	3.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.78)	(0.87)	(0.79)	(0.73)	(0.98)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.19)	(5.42)	(4.29)	(4.55)	(2.59)	(2.20)
Net Asset Value, End of Period	$66.05	$78.78	$66.86	$60.00	$74.12	$59.90
Total Return*	(4.04)%	27.27%	19.01%	(14.12)%	28.68%	6.11%
Net Assets, End of Period (in thousands)	$340,688	$402,270	$374,459	$344,524	$458,387	$429,567
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Investment Income/(Loss)	0.88%	1.06%	1.29%	1.08%	1.03%	1.70%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.63	$66.74	$59.90	$74.01	$59.80	$58.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.35	0.82	0.89	0.84	0.76	1.00
Net realized and unrealized gain/(loss)	(2.85)	16.55	10.29	(10.35)	16.09	2.53
Total from Investment Operations	(2.50)	17.37	11.18	(9.51)	16.85	3.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.84)	(0.92)	(0.84)	(0.78)	(1.03)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.23)	(5.48)	(4.34)	(4.60)	(2.64)	(2.25)
Net Asset Value, End of Period	$65.90	$78.63	$66.74	$59.90	$74.01	$59.80
Total Return*	(4.00)%	27.37%	19.10%	(14.06)%	28.81%	6.20%
Net Assets, End of Period (in thousands)	$91,903	$93,813	$79,133	$47,906	$73,167	$55,506
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.62%	0.63%	0.63%	0.62%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.62%	0.63%	0.63%	0.62%	0.63%
Ratio of Net Investment Income/(Loss)	0.97%	1.13%	1.34%	1.17%	1.09%	1.76%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Growth and Income Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.91	$66.18	$59.42	$73.44	$59.35	$58.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.27	0.39	0.27	0.23	0.57
Net realized and unrealized gain/(loss)	(2.83)	16.38	10.17	(10.23)	15.95	2.51
Total from Investment Operations	(2.75)	16.65	10.56	(9.96)	16.18	3.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.28)	(0.38)	(0.30)	(0.23)	(0.61)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(9.91)	(4.92)	(3.80)	(4.06)	(2.09)	(1.83)
Net Asset Value, End of Period	$65.25	$77.91	$66.18	$59.42	$73.44	$59.35
Total Return*	(4.36)%	26.40%	18.15%	(14.72)%	27.82%	5.38%
Net Assets, End of Period (in thousands)	$3,823	$5,407	$5,231	$5,477	$7,329	$8,023
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.43%	1.42%	1.42%	1.40%	1.39%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.36%	1.38%	1.42%	1.40%	1.39%	1.40%
Ratio of Net Investment Income/(Loss)	0.21%	0.38%	0.58%	0.38%	0.34%	1.00%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.52	$66.66	$59.83	$73.92	$59.74	$58.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.46	0.58	0.46	0.42	0.72
Net realized and unrealized gain/(loss)	(2.85)	16.51	10.25	(10.31)	16.05	2.53
Total from Investment Operations	(2.67)	16.97	10.83	(9.85)	16.47	3.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.47)	(0.58)	(0.48)	(0.43)	(0.76)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.04)	(5.11)	(4.00)	(4.24)	(2.29)	(1.98)
Net Asset Value, End of Period	$65.81	$78.52	$66.66	$59.83	$73.92	$59.74
Total Return*	(4.23)%	26.74%	18.51%	(14.49)%	28.15%	5.67%
Net Assets, End of Period (in thousands)	$12,109	$13,861	$12,791	$12,049	$23,935	$22,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.14%	1.14%	1.13%	1.13%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.11%	1.12%	1.12%	1.12%	1.13%
Ratio of Net Investment Income/(Loss)	0.48%	0.64%	0.87%	0.63%	0.61%	1.28%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Growth and Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.63	$66.75	$59.90	$74.01	$59.81	$58.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.65	0.76	0.67	0.60	0.88
Net realized and unrealized gain/(loss)	(2.85)	16.54	10.28	(10.34)	16.08	2.52
Total from Investment Operations	(2.58)	17.19	11.04	(9.67)	16.68	3.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.67)	(0.77)	(0.68)	(0.62)	(0.90)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(10.14)	(5.31)	(4.19)	(4.44)	(2.48)	(2.12)
Net Asset Value, End of Period	$65.91	$78.63	$66.75	$59.90	$74.01	$59.81
Total Return*	(4.10)%	27.06%	18.84%	(14.26)%	28.49%	5.95%
Net Assets, End of Period (in thousands)	$1,928,524	$2,153,656	$1,855,322	$1,683,707	$2,108,286	$1,805,935
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.85%	0.85%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.74%	0.91%	1.14%	0.93%	0.87%	1.54%
Portfolio Turnover Rate	28%	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.62% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share
Janus Investment Fund | 21

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $3,868.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $679.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	42	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,483,910,422	$2,678,026,461	$(267,683,403)	$2,410,343,058
Janus Investment Fund | 23

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	267,751	$19,195,115	352,757	$25,126,160
Reinvested dividends and distributions	156,555	11,027,681	73,928	5,015,519
Shares repurchased	(295,658)	(21,549,594)	(331,111)	(23,606,159)
Net Increase/(Decrease)	128,648	$8,673,202	95,574	$6,535,520
Class C Shares:
Shares sold	35,532	$2,507,555	64,468	$4,485,732
Reinvested dividends and distributions	73,729	5,088,008	41,179	2,720,077
Shares repurchased	(113,251)	(8,027,293)	(175,979)	(12,382,033)
Net Increase/(Decrease)	(3,990)	$(431,730)	(70,332)	$(5,176,224)
Class D Shares:
Shares sold	1,196,172	$86,361,237	1,543,646	$110,917,638
Reinvested dividends and distributions	8,262,433	583,176,497	4,512,429	307,244,523
Shares repurchased	(3,538,914)	(257,908,691)	(5,186,113)	(374,505,698)
Net Increase/(Decrease)	5,919,691	$411,629,043	869,962	$43,656,463
Class I Shares:
Shares sold	469,046	$34,473,982	1,090,044	$78,502,285
Reinvested dividends and distributions	681,189	48,117,450	394,210	26,859,422
Shares repurchased	(1,098,461)	(79,112,051)	(1,978,545)	(141,458,305)
Net Increase/(Decrease)	51,774	$3,479,381	(494,291)	$(36,096,598)
Class N Shares:
Shares sold	265,826	$19,275,916	423,416	$30,992,142
Reinvested dividends and distributions	167,855	11,826,396	86,674	5,902,742
Shares repurchased	(232,285)	(16,497,713)	(502,622)	(35,794,926)
Net Increase/(Decrease)	201,396	$14,604,599	7,468	$1,099,958
Class R Shares:
Shares sold	4,122	$292,301	13,269	$941,600
Reinvested dividends and distributions	7,450	520,636	5,528	370,014
Shares repurchased	(22,377)	(1,734,800)	(28,450)	(2,027,570)
Net Increase/(Decrease)	(10,805)	$(921,863)	(9,653)	$(715,956)
Class S Shares:
Shares sold	7,342	$519,539	16,480	$1,181,860
Reinvested dividends and distributions	24,756	1,743,655	13,968	945,143
Shares repurchased	(24,630)	(1,795,124)	(45,800)	(3,333,684)
Net Increase/(Decrease)	7,468	$468,070	(15,352)	$(1,206,681)
Class T Shares:
Shares sold	968,676	$70,546,966	1,530,903	$110,581,708
Reinvested dividends and distributions	3,804,158	268,203,721	2,104,688	142,964,949
Shares repurchased	(2,901,896)	(209,918,561)	(4,042,905)	(289,660,160)
Net Increase/(Decrease)	1,870,938	$128,832,126	(407,314)	$(36,113,503)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,056,392,239	$2,445,928,763	$-	$-
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Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 27

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
28 | March 31, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 29

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 31

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 33

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
34 | March 31, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 35

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
36 | March 31, 2025

Janus Henderson Growth and Income Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93048 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Overseas Fund
Janus Investment Fund

Janus Henderson Overseas Fund

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.4%
Aerospace & Defense – 5.1%
BAE Systems PLC	8,393,450	$169,813,148
Automobiles – 4.2%
BYD Co Ltd	1,046,500	52,898,996
Toyota Motor Corp	4,837,400	85,335,905
		138,234,901
Banks – 19.4%
BNP Paribas SA	1,261,554	105,055,714
Erste Group Bank AG	2,023,547	140,577,395
HDFC Bank Ltd	5,419,207	115,435,474
Natwest Group PLC	17,018,270	99,688,580
Resona Holdings Inc	13,512,500	116,969,646
UniCredit SpA	1,175,240	65,956,967
		643,683,776
Beverages – 4.2%
Davide Campari-Milano NV#	7,913,600	46,457,571
Heineken NV	1,127,319	92,055,532
		138,513,103
Biotechnology – 3.2%
Argenx SE (ADR)*	89,543	52,997,368
Ascendis Pharma A/S (ADR)*	165,335	25,769,113
Zai Lab Ltd (ADR)*	772,957	27,934,666
		106,701,147
Chemicals – 1.6%
Shin-Etsu Chemical Co Ltd	1,884,300	53,692,067
Commercial Services & Supplies – 1.8%
Rentokil Initial PLC	13,549,690	61,220,553
Diversified Telecommunication Services – 3.5%
Deutsche Telekom AG	3,107,469	115,054,420
Electronic Equipment, Instruments & Components – 2.9%
Hexagon AB - Class B	9,033,877	96,838,966
Entertainment – 5.2%
Liberty Media Corp-Liberty Formula One - Series C*	1,412,587	127,146,956
Spotify Technology SA*	80,512	44,284,015
		171,430,971
Hotels, Restaurants & Leisure – 2.0%
Entain PLC	4,575,564	34,470,095
Trip.com Group Ltd (ADR)	485,818	30,888,309
		65,358,404
Industrial Real Estate Investment Trusts (REITs) – 1.9%
Segro PLC	6,867,914	61,283,545
Information Technology Services – 1.5%
Fujitsu Ltd	2,554,300	50,785,424
Insurance – 6.6%
AIA Group Ltd	12,593,200	95,197,719
Dai-ichi Life Holdings Inc	16,208,400	123,408,410
		218,606,129
Life Sciences Tools & Services – 1.6%
ICON PLC*	310,064	54,258,099
Machinery – 1.1%
Alstom SA*	1,594,835	35,304,706
Metals & Mining – 2.9%
Teck Resources Ltd	2,615,331	95,278,095
Multiline Retail – 1.1%
MercadoLibre Inc*	18,624	36,333,003
Oil, Gas & Consumable Fuels – 4.3%
Canadian Natural Resources Ltd	2,803,898	86,360,059
TotalEnergies SE	864,274	55,853,392
		142,213,451
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Personal Products – 1.9%
Unilever PLC	1,074,019	$63,971,224
Pharmaceuticals – 6.6%
AstraZeneca PLC	698,077	102,001,001
Sanofi	1,064,237	117,916,884
		219,917,885
Professional Services – 0.9%
Recruit Holdings Co Ltd	554,500	28,810,304
Semiconductor & Semiconductor Equipment – 9.8%
ASML Holding NV	129,697	85,812,055
Disco Corp	124,000	25,533,768
Taiwan Semiconductor Manufacturing Co Ltd	7,589,000	211,580,605
		322,926,428
Textiles, Apparel & Luxury Goods – 4.1%
LVMH Moet Hennessy Louis Vuitton SE	95,711	59,748,909
Samsonite International SAž	32,268,329	76,232,405
		135,981,314
Total Common Stocks (cost $2,630,849,856)		3,226,211,063
Preferred Stocks – 1.2%
Automobiles – 1.2%
Dr Ing hc F Porsche AGž (cost $76,430,994)	830,894	41,382,098
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $39,230,653)	39,222,808	39,230,653
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	9,686,609	9,686,609
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$2,421,652	2,421,652
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,108,261)		12,108,261
Total Investments (total cost $2,758,619,764) – 100.2%		3,318,932,075
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(6,670,787)
Net Assets – 100%		$3,312,261,288
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$592,448,146	17.8%
Japan	484,535,524	14.6
France	373,879,605	11.3
Taiwan	211,580,605	6.4
Canada	181,638,154	5.5
United States	178,485,870	5.4
Netherlands	177,867,587	5.3
Hong Kong	171,430,124	5.2
Germany	156,436,518	4.7
Sweden	141,122,981	4.2
Austria	140,577,395	4.2
India	115,435,474	3.5
Italy	112,414,538	3.4
China	111,721,971	3.4
Ireland	54,258,099	1.6
Belgium	52,997,368	1.6
Argentina	36,333,003	1.1
Denmark	25,769,113	0.8
Total	$3,318,932,075	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$81,546,138	$346,659,537	$(388,975,022)	$(953)	$953	$39,230,653	39,222,808	$1,392,825
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	10,674,137	78,695,055	(79,682,583)	-	-	9,686,609	9,686,609	21,385 ∆
Total Affiliated Investments - 1.5%
	$92,220,275	$425,354,592	$(468,657,605)	$(953)	$953	$48,917,262	48,909,417	$1,414,210

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/13/26	27,038,932	EUR	$(52,835)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2025
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$52,835
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(1,118,888)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$3,496,328
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Total return swaps:
Average notional amount	$27,131,388

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$11,179,381	$—	$(11,179,381)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$52,835	$—	$—	$52,835

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Overseas Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$117,614,503, which represents 3.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$106,701,147	$-	$-
Entertainment	171,430,971	-	-
Hotels, Restaurants & Leisure	30,888,309	34,470,095	-
Life Sciences Tools & Services	54,258,099	-	-
Metals & Mining	95,278,095	-	-
Multiline Retail	36,333,003	-	-
Oil, Gas & Consumable Fuels	86,360,059	55,853,392	-
All Other	-	2,554,637,893	-
Preferred Stocks	-	41,382,098	-
Investment Companies	-	39,230,653	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,108,261	-
Total Assets	$581,249,683	$2,737,682,392	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$52,835	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Overseas Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $2,709,702,502)(1)	$3,270,014,813
Affiliated investments, at value (cost $48,917,262)	48,917,262
Cash denominated in foreign currency (cost $178,422)	178,422
Trustees' deferred compensation	95,113
Receivables:
Dividends	13,692,138
Foreign tax reclaims	7,128,766
Fund shares sold	2,337,979
Dividends and interest on swap contracts	368,037
Dividends from affiliates	269,170
Other assets	55,388
Total Assets	3,343,057,088
Liabilities:
Collateral for securities loaned (Note 3)	12,108,261
OTC swap contracts, at value (premium paid/received $0)	52,835
Payables:
Fund shares repurchased	9,625,641
Foreign withholding tax reclaim fee (Note 1)	4,861,209
Advisory fees	2,020,438
Foreign tax liability	845,393
Transfer agent fees and expenses	506,569
Trustees' deferred compensation fees	95,113
12b-1 Distribution and shareholder servicing fees	90,891
Professional fees	69,178
Custodian fees	38,903
Trustees' fees and expenses	15,913
Affiliated fund administration fees payable	7,320
Accrued expenses and other payables	458,136
Total Liabilities	30,795,800
Commitments and contingent liabilities (Note 4)
Net Assets	$3,312,261,288
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Overseas Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,081,179,659
Total distributable earnings (loss) (includes $845,393 of foreign capital gains tax)	(768,918,371)
Total Net Assets	$3,312,261,288
Net Assets - Class A Shares	$194,691,931
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,074,557
Net Asset Value Per Share(2)	$47.78
Maximum Offering Price Per Share(3)	$50.69
Net Assets - Class C Shares	$9,508,258
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	202,910
Net Asset Value Per Share(2)	$46.86
Net Assets - Class D Shares	$665,615,034
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,041,350
Net Asset Value Per Share	$47.40
Net Assets - Class I Shares	$1,515,045,038
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,884,569
Net Asset Value Per Share	$47.52
Net Assets - Class N Shares	$277,077,514
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,860,353
Net Asset Value Per Share	$47.28
Net Assets - Class R Shares	$22,408,155
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	475,281
Net Asset Value Per Share	$47.15
Net Assets - Class S Shares	$136,873,544
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,882,807
Net Asset Value Per Share	$47.48
Net Assets - Class T Shares	$491,041,814
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,342,635
Net Asset Value Per Share	$47.48

(1)	Includes $11,179,381 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Overseas Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$24,210,348
Dividends from affiliates	1,392,825
Affiliated securities lending income, net	21,385
Unaffiliated securities lending income, net	5,530
Other income	680,641
Foreign tax withheld (net of foreign withholding tax reclaim fee of $644,704 (Note 1))	(161,713)
Total Investment Income	26,149,016
Expenses:
Advisory fees	11,566,975
12b-1 Distribution and shareholder servicing fees:
Class A Shares	250,525
Class C Shares	50,509
Class R Shares	54,679
Class S Shares	168,338
Transfer agent administrative fees and expenses:
Class D Shares	361,420
Class R Shares	27,813
Class S Shares	168,540
Class T Shares	626,151
Transfer agent networking and omnibus fees:
Class A Shares	151,903
Class C Shares	6,244
Class I Shares	883,463
Other transfer agent fees and expenses:
Class A Shares	6,009
Class C Shares	266
Class D Shares	55,021
Class I Shares	27,039
Class N Shares	7,443
Class R Shares	241
Class S Shares	783
Class T Shares	2,665
Custodian fees	236,186
Professional fees	184,519
Registration fees	115,546
Shareholder reports expense	94,537
Affiliated fund administration fees	41,976
Trustees' fees and expenses	29,551
Other expenses	167,185
Total Expenses	15,285,527
Less: Excess Expense Reimbursement and Waivers	(30,348)
Net Expenses	15,255,179
Net Investment Income/(Loss)	10,893,837
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	27,511,540
Investments in affiliates	(953)
Swap contracts	(1,118,888)
Total Net Realized Gain/(Loss) on Investments	26,391,699
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $329,873)	(83,313,014)
Investments in affiliates	953
Swap contracts	3,496,328
Total Change in Unrealized Net Appreciation/Depreciation	(79,815,733)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(42,530,197)
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Overseas Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$10,893,837	$49,839,290
Net realized gain/(loss) on investments	26,391,699	157,077,028
Change in unrealized net appreciation/depreciation	(79,815,733)	403,648,451
Net Increase/(Decrease) in Net Assets Resulting from Operations	(42,530,197)	610,564,769
Dividends and Distributions to Shareholders:
Class A Shares	(2,662,264)	(3,016,003)
Class C Shares	(47,335)	(155,195)
Class D Shares	(10,386,392)	(8,959,406)
Class I Shares	(24,533,623)	(18,111,712)
Class N Shares	(5,408,618)	(3,536,669)
Class R Shares	(208,777)	(191,620)
Class S Shares	(1,670,004)	(1,360,835)
Class T Shares	(7,481,430)	(6,551,276)
Net Decrease from Dividends and Distributions to Shareholders	(52,398,443)	(41,882,716)
Capital Share Transactions:
Class A Shares	(11,963,883)	(35,196,032)
Class C Shares	(1,854,731)	(5,487,162)
Class D Shares	(9,696,906)	(39,603,713)
Class I Shares	(59,496,737)	113,009,644
Class N Shares	(38,888,920)	107,638,203
Class R Shares	(381,443)	(3,183,622)
Class S Shares	3,449,431	(8,782,889)
Class T Shares	(16,536,504)	(54,183,901)
Net Increase/(Decrease) from Capital Share Transactions	(135,369,693)	74,210,528
Net Increase/(Decrease) in Net Assets	(230,298,333)	642,892,581
Net Assets:
Beginning of period	3,542,559,621	2,899,667,040
End of period	$3,312,261,288	$3,542,559,621
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Overseas Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.00	$40.98	$34.10	$43.91	$33.08	$30.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10 (2)	0.59 (3)	0.28	0.63	0.43	0.21
Net realized and unrealized gain/(loss)	(0.70)	8.04	7.14	(10.09)	10.64	2.51
Total from Investment Operations	(0.60)	8.63	7.42	(9.46)	11.07	2.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)
Total Dividends and Distributions	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)
Net Asset Value, End of Period	$47.78	$49.00	$40.98	$34.10	$43.91	$33.08
Total Return*	(1.21)%	21.33%	21.80%	(21.71)%	33.54%	8.74%
Net Assets, End of Period (in thousands)	$194,692	$212,180	$209,483	$19,008	$21,130	$15,231
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15% (4)	1.18% (5)	1.17%	1.22%	1.22%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.18%	1.17%	1.22%	1.22%	1.17%
Ratio of Net Investment Income/(Loss)	0.41% (2)	1.31% (3)	0.66%	1.53%	1.03%	0.66%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.82	$40.11	$33.48	$43.14	$32.58	$30.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08) (2)	0.26 (3)	0.08	0.36	(0.02)	(0.06)
Net realized and unrealized gain/(loss)	(0.67)	7.90	6.94	(10.02)	10.58	2.43
Total from Investment Operations	(0.75)	8.16	7.02	(9.66)	10.56	2.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.45)	(0.39)	—	—	(0.13)
Total Dividends and Distributions	(0.21)	(0.45)	(0.39)	—	—	(0.13)
Net Asset Value, End of Period	$46.86	$47.82	$40.11	$33.48	$43.14	$32.58
Total Return*	(1.57)%	20.56%	20.98%	(22.39)%	32.41%	7.79%
Net Assets, End of Period (in thousands)	$9,508	$11,625	$14,765	$1,941	$1,295	$2,665
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.88% (4)	1.83% (5)	1.82%	2.13%	2.06%	2.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.88%	1.83%	1.82%	2.09%	2.06%	1.99%
Ratio of Net Investment Income/(Loss)	(0.35)% (2)	0.58% (3)	0.19%	0.90%	(0.04)%	(0.19)%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Overseas Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.68	$40.61	$33.78	$43.49	$32.77	$30.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16 (2)	0.71 (3)	0.68	0.73	0.53	0.30
Net realized and unrealized gain/(loss)	(0.69)	7.96	6.78	(9.98)	10.54	2.50
Total from Investment Operations	(0.53)	8.67	7.46	(9.25)	11.07	2.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)
Total Dividends and Distributions	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)
Net Asset Value, End of Period	$47.40	$48.68	$40.61	$33.78	$43.49	$32.77
Total Return*	(1.08)%	21.63%	22.13%	(21.48)%	33.89%	9.06%
Net Assets, End of Period (in thousands)	$665,615	$693,569	$614,116	$528,221	$726,916	$572,590
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88% (4)	0.94% (5)	0.94%	0.95%	0.95%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.94%	0.94%	0.95%	0.95%	0.89%
Ratio of Net Investment Income/(Loss)	0.69% (2)	1.58% (3)	1.65%	1.77%	1.28%	0.98%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.82	$40.73	$33.89	$43.68	$32.91	$30.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17 (2)	0.75 (3)	0.72	0.83	0.72	0.32
Net realized and unrealized gain/(loss)	(0.70)	7.96	6.79	(10.11)	10.41	2.50
Total from Investment Operations	(0.53)	8.71	7.51	(9.28)	11.13	2.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)
Total Dividends and Distributions	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)
Net Asset Value, End of Period	$47.52	$48.82	$40.73	$33.89	$43.68	$32.91
Total Return*	(1.07)%	21.68%	22.21%	(21.46)%	33.96%	9.10%
Net Assets, End of Period (in thousands)	$1,515,045	$1,622,258	$1,261,147	$532,808	$312,685	$44,806
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86% (4)	0.90% (5)	0.90%	0.92%	0.90%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.90%	0.90%	0.92%	0.90%	0.84%
Ratio of Net Investment Income/(Loss)	0.70% (2)	1.65% (3)	1.73%	2.05%	1.72%	1.04%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Overseas Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.60	$40.54	$33.73	$43.43	$32.72	$30.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18 (2)	0.75 (3)	0.77	0.84	0.64	0.32
Net realized and unrealized gain/(loss)	(0.69)	7.97	6.73	(10.02)	10.46	2.52
Total from Investment Operations	(0.51)	8.72	7.50	(9.18)	11.10	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)
Total Dividends and Distributions	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)
Net Asset Value, End of Period	$47.28	$48.60	$40.54	$33.73	$43.43	$32.72
Total Return*	(1.02)%	21.83%	22.31%	(21.37)%	34.06%	9.20%
Net Assets, End of Period (in thousands)	$277,078	$321,875	$171,597	$70,342	$61,263	$23,810
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74% (4)	0.80% (5)	0.79%	0.81%	0.81%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.80%	0.79%	0.81%	0.81%	0.74%
Ratio of Net Investment Income/(Loss)	0.77% (2)	1.67% (3)	1.87%	2.07%	1.54%	1.02%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.26	$40.26	$33.48	$43.10	$32.48	$30.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02 (2)	0.43 (3)	0.42	0.47	0.27	0.11
Net realized and unrealized gain/(loss)	(0.69)	7.92	6.73	(9.90)	10.48	2.45
Total from Investment Operations	(0.67)	8.35	7.15	(9.43)	10.75	2.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)
Total Dividends and Distributions	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)
Net Asset Value, End of Period	$47.15	$48.26	$40.26	$33.48	$43.10	$32.48
Total Return*	(1.37)%	20.91%	21.39%	(21.97)%	33.12%	8.37%
Net Assets, End of Period (in thousands)	$22,408	$23,356	$22,305	$18,008	$24,155	$21,288
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49% (4)	1.55% (5)	1.55%	1.56%	1.56%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.49%	1.55%	1.55%	1.56%	1.56%	1.49%
Ratio of Net Investment Income/(Loss)	0.07% (2)	0.95% (3)	1.02%	1.16%	0.66%	0.35%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Overseas Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.68	$40.61	$33.77	$43.48	$32.77	$30.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08 (2)	0.55 (3)	0.52	0.59	0.38	0.19
Net realized and unrealized gain/(loss)	(0.70)	7.98	6.80	(10.00)	10.55	2.48
Total from Investment Operations	(0.62)	8.53	7.32	(9.41)	10.93	2.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)
Total Dividends and Distributions	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)
Net Asset Value, End of Period	$47.48	$48.68	$40.61	$33.77	$43.48	$32.77
Total Return*	(1.25)%	21.21%	21.72%	(21.77)%	33.43%	8.64%
Net Assets, End of Period (in thousands)	$136,874	$136,644	$121,809	$101,257	$130,076	$107,722
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.24% (4)	1.29% (5)	1.29%	1.31%	1.31%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.24%	1.29%	1.29%	1.31%	1.31%	1.23%
Ratio of Net Investment Income/(Loss)	0.34% (2)	1.23% (3)	1.28%	1.43%	0.92%	0.62%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.73	$40.66	$33.81	$43.53	$32.80	$30.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14 (2)	0.66 (3)	0.65	0.69	0.49	0.27
Net realized and unrealized gain/(loss)	(0.69)	7.97	6.79	(9.99)	10.56	2.49
Total from Investment Operations	(0.55)	8.63	7.44	(9.30)	11.05	2.76
Less Dividends and Distributions:
Dividends (from net investment income)	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)
Total Dividends and Distributions	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)
Net Asset Value, End of Period	$47.48	$48.73	$40.66	$33.81	$43.53	$32.80
Total Return*	(1.11)%	21.49%	22.05%	(21.56)%	33.78%	8.93%
Net Assets, End of Period (in thousands)	$491,042	$521,052	$484,446	$399,703	$534,168	$411,807
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99% (4)	1.04% (5)	1.04%	1.05%	1.05%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.03%	1.03%	1.04%	1.05%	0.97%
Ratio of Net Investment Income/(Loss)	0.58% (2)	1.46% (3)	1.59%	1.68%	1.19%	0.88%
Portfolio Turnover Rate	12%	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in October and November 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.10%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in October and November
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $2,488,839 of tax reclaims received as well as $135,339 of professional fees and $644,704 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
Janus Investment Fund | 21

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
22 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the
Janus Investment Fund | 23

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
24 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
Janus Investment Fund | 25

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $11,179,381. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $12,108,261, resulting in the net amount due to the counterparty of
$928,880.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the
26 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.69%.
The Adviser had contractually agreed to limit the net annual fund operating expenses of Class C Shares, Class D Shares, and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95%, 0.95%, and 1.54%, respectively for a least a one-year period commencing on June 16, 2023. Effective June 16, 2024, the waiver was discontinued. This arrangement was in addition to the existing expense limit wherein the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund's average daily net assets, for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
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Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $1,186.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
28 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $186.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	22	2
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
Janus Investment Fund | 29

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(194,991,651)	$(1,154,540,620)	$(1,349,532,271)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,768,514,768	$788,035,713	$(237,618,406)	$550,417,307
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(52,835)	$(52,835)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30 | March 31, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	280,385	$13,258,129	361,138	$16,238,467
Reinvested dividends and distributions	47,513	2,241,672	62,088	2,563,611
Shares repurchased	(583,446)	(27,463,684)	(1,205,161)	(53,998,110)
Net Increase/(Decrease)	(255,548)	$(11,963,883)	(781,935)	$(35,196,032)
Class C Shares:
Shares sold	9,190	$429,295	54,323	$2,341,688
Reinvested dividends and distributions	996	46,184	3,763	152,494
Shares repurchased	(50,385)	(2,330,210)	(183,095)	(7,981,344)
Net Increase/(Decrease)	(40,199)	$(1,854,731)	(125,009)	$(5,487,162)
Class D Shares:
Shares sold	519,094	$24,293,662	331,855	$15,103,612
Reinvested dividends and distributions	207,233	9,692,290	203,452	8,329,323
Shares repurchased	(931,794)	(43,682,858)	(1,410,472)	(63,036,648)
Net Increase/(Decrease)	(205,467)	$(9,696,906)	(875,165)	$(39,603,713)
Class I Shares:
Shares sold	5,936,838	$279,580,766	14,038,855	$631,966,229
Reinvested dividends and distributions	496,286	23,265,897	419,156	17,202,166
Shares repurchased	(7,780,498)	(362,343,400)	(12,192,470)	(536,158,751)
Net Increase/(Decrease)	(1,347,374)	$(59,496,737)	2,265,541	$113,009,644
Class N Shares:
Shares sold	1,087,713	$50,465,026	4,283,314	$192,875,037
Reinvested dividends and distributions	114,770	5,351,717	85,412	3,486,536
Shares repurchased	(1,965,509)	(94,705,663)	(1,977,780)	(88,723,370)
Net Increase/(Decrease)	(763,026)	$(38,888,920)	2,390,946	$107,638,203
Class R Shares:
Shares sold	50,301	$2,363,533	71,815	$3,191,271
Reinvested dividends and distributions	4,413	205,712	4,582	186,882
Shares repurchased	(63,412)	(2,950,688)	(146,385)	(6,561,775)
Net Increase/(Decrease)	(8,698)	$(381,443)	(69,988)	$(3,183,622)
Class S Shares:
Shares sold	360,715	$16,814,935	410,232	$18,357,636
Reinvested dividends and distributions	35,591	1,669,220	33,121	1,359,956
Shares repurchased	(320,509)	(15,034,724)	(635,590)	(28,500,481)
Net Increase/(Decrease)	75,797	$3,449,431	(192,237)	$(8,782,889)
Class T Shares:
Shares sold	499,410	$23,616,434	584,577	$26,469,726
Reinvested dividends and distributions	156,101	7,314,880	156,378	6,414,634
Shares repurchased	(1,004,405)	(47,467,818)	(1,965,442)	(87,068,261)
Net Increase/(Decrease)	(348,894)	$(16,536,504)	(1,224,487)	$(54,183,901)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$401,382,432	$533,431,221	$-	$-
Janus Investment Fund | 31

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
32 | March 31, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
42 | March 31, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 43

Janus Henderson Overseas Fund
Notes
44 | March 31, 2025

Janus Henderson Overseas Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93050 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Research Fund
Janus Investment Fund

Janus Henderson Research Fund

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 100.1%
Aerospace & Defense – 1.8%
General Electric Co	774,805	$155,077,221
Howmet Aerospace Inc	1,878,506	243,698,583
		398,775,804
Automobiles – 0.5%
Tesla Inc*	409,278	106,068,487
Beverages – 0.8%
Constellation Brands Inc - Class A	395,603	72,601,062
Monster Beverage Corp*	1,780,844	104,214,991
		176,816,053
Biotechnology – 1.4%
Amgen Inc	334,999	104,368,938
Argenx SE (ADR)*	97,209	57,534,605
Avidity Biosciences Inc*	720,492	21,268,924
Vaxcyte Inc*	465,925	17,593,328
Vertex Pharmaceuticals Inc*	235,365	114,109,659
		314,875,454
Building Products – 0.6%
Trane Technologies PLC	392,225	132,148,447
Capital Markets – 1.6%
Ares Management Corp - Class A	638,338	93,586,734
Blackstone Group Inc	1,062,817	148,560,560
LPL Financial Holdings Inc	308,099	100,791,507
		342,938,801
Consumer Finance – 0.4%
Capital One Financial Corp	488,338	87,559,003
Diversified Financial Services – 5.5%
Apollo Global Management Inc	787,330	107,816,970
Mastercard Inc - Class A	906,295	496,758,415
Visa Inc	1,745,988	611,898,955
		1,216,474,340
Electrical Equipment – 0.5%
Eaton Corp PLC	413,400	112,374,522
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp	1,593,802	104,537,473
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	2,975,739	53,087,184
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	2,726,710	245,431,167
Netflix Inc*	428,731	399,804,520
Spotify Technology SA*	238,636	131,256,959
		776,492,646
Health Care Equipment & Supplies – 1.5%
Align Technology Inc*	247,062	39,248,269
Boston Scientific Corp*	606,045	61,137,820
DexCom Inc*	951,181	64,956,151
Intuitive Surgical Inc*	228,389	113,114,220
Lantheus Holdings Inc*	544,419	53,135,294
		331,591,754
Health Care Providers & Services – 0.7%
McKesson Corp	111,404	74,973,778
UnitedHealth Group Inc	134,160	70,266,300
		145,240,078
Hotels, Restaurants & Leisure – 3.0%
Booking Holdings Inc	46,395	213,737,590
Chipotle Mexican Grill Inc*	3,409,667	171,199,380
DoorDash Inc - Class A*	677,362	123,801,453
Flutter Entertainment PLC*	144,691	32,056,291
Hilton Worldwide Holdings Inc	528,908	120,353,015
		661,147,729
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Household Products – 1.3%
Procter & Gamble Co	1,651,033	$281,369,044
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Corp	811,300	95,279,072
Industrial Conglomerates – 1.1%
3M Co	1,716,429	252,074,763
Insurance – 1.5%
Arthur J Gallagher & Co	307,441	106,140,931
Progressive Corp/The	819,803	232,012,447
		338,153,378
Interactive Media & Services – 11.6%
Alphabet Inc - Class C	8,368,739	1,307,448,094
Meta Platforms Inc - Class A	2,152,858	1,240,821,237
		2,548,269,331
Life Sciences Tools & Services – 0.2%
Danaher Corp	216,897	44,463,885
Machinery – 0.6%
Deere & Co	281,798	132,261,891
Multiline Retail – 6.9%
Amazon.com Inc*	7,980,867	1,518,439,755
Pharmaceuticals – 4.1%
AstraZeneca PLC (ADR)	1,246,553	91,621,646
Eli Lilly & Co	826,504	682,617,919
Johnson & Johnson	602,399	99,901,850
Verona Pharma PLC (ADR)*	518,978	32,949,913
		907,091,328
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	1,030,838	107,805,038
Road & Rail – 0.2%
TFI International Inc	664,362	51,454,837
Semiconductor & Semiconductor Equipment – 17.4%
Analog Devices Inc	320,101	64,554,769
ASML Holding NV	150,783	99,913,339
Broadcom Inc	4,909,525	822,001,771
KLA Corp	209,435	142,373,913
Lam Research Corp	1,586,188	115,315,867
Marvell Technology Inc	652,652	40,183,784
NVIDIA Corp	23,244,713	2,519,261,995
ON Semiconductor Corp*	857,306	34,883,781
		3,838,489,219
Software – 20.3%
Autodesk Inc*	1,048,094	274,391,009
Cadence Design Systems Inc*	838,464	213,246,549
Datadog Inc - Class A*	1,132,757	112,380,822
Dynatrace Inc*	2,607,071	122,923,398
HubSpot Inc*	130,503	74,555,059
Intuit Inc	481,219	295,463,654
Microsoft Corp	6,706,250	2,517,459,188
Oracle Corp	1,843,845	257,787,969
Palo Alto Networks Inc*	268,115	45,751,144
Procore Technologies Inc*	1,076,794	71,089,940
ServiceNow Inc*	214,074	170,432,874
Synopsys Inc*	442,445	189,742,538
Tyler Technologies Inc*	214,316	124,601,179
		4,469,825,323
Specialty Retail – 2.8%
O'Reilly Automotive Inc*	157,801	226,062,556
TJX Cos Inc	2,710,465	330,134,637
Wayfair Inc - Class A*	1,915,389	61,349,910
		617,547,103
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 7.4%
Apple Inc	7,325,575	$1,627,229,975
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	1,225,333	77,784,139
Trading Companies & Distributors – 0.5%
Ferguson Enterprises Inc	623,807	99,952,596
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc	352,451	94,002,206
Total Common Stocks (cost $10,237,945,138)		22,061,620,658
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $4,761,219)	4,760,267	4,761,219
Total Investments (total cost $10,242,706,357) – 100.1%		22,066,381,877
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(21,943,898)
Net Assets – 100%		$22,044,437,979

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$21,601,650,578	97.9%
Sweden	131,256,959	0.6
United Kingdom	124,571,559	0.6
Netherlands	99,913,339	0.4
Belgium	57,534,605	0.3
Canada	51,454,837	0.2
Total	$22,066,381,877	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Private Placements - N/A
Health Care Equipment & Supplies - N/A
MedicaMetrix Inc*
	$3	$-	$(20,029)	$(2,979,971)	$2,999,997	$-	-	$-
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	18,382,211	602,015,338	(615,636,330)	(1,611)	1,611	4,761,219	4,760,267	288,268
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	7,467,456	120,311,893	(127,779,349)	-	-	-	-	16,171 ∆
Total Affiliated Investments - 0.0%
	$25,849,670	$722,327,231	$(743,435,708)	$(2,981,582)	$3,001,608	$4,761,219	4,760,267	$304,439
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Research Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$22,061,620,658	$-	$-
Investment Companies	-	4,761,219	-
Total Assets	$22,061,620,658	$4,761,219	$-
4  | March 31, 2025

Janus Henderson Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $10,237,945,138)	$22,061,620,658
Affiliated investments, at value (cost $4,761,219)	4,761,219
Trustees' deferred compensation	632,123
Receivables:
Investments sold	10,729,753
Fund shares sold	3,057,084
Dividends	3,011,756
Foreign tax reclaims	541,966
Dividends from affiliates	33,730
Other assets	180,267
Total Assets	22,084,568,556
Liabilities:
Due to custodian	23,017
Payables:
Fund shares repurchased	21,571,215
Advisory fees	12,476,119
Transfer agent fees and expenses	2,925,575
Trustees' deferred compensation fees	632,123
Trustees' fees and expenses	113,345
Professional fees	49,646
Affiliated fund administration fees payable	48,678
12b-1 Distribution and shareholder servicing fees	30,692
Custodian fees	4,735
Accrued expenses and other payables	2,255,432
Total Liabilities	40,130,577
Commitments and contingent liabilities (Note 3)
Net Assets	$22,044,437,979
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,322,132,268
Total distributable earnings (loss)	12,722,305,711
Total Net Assets	$22,044,437,979
Net Assets - Class A Shares	$72,292,215
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	958,377
Net Asset Value Per Share(1)	$75.43
Maximum Offering Price Per Share(2)	$80.03
Net Assets - Class C Shares	$7,760,401
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,990
Net Asset Value Per Share(1)	$65.22
Net Assets - Class D Shares	$15,875,996,955
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	206,856,768
Net Asset Value Per Share	$76.75
Net Assets - Class I Shares	$630,841,461
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,234,866
Net Asset Value Per Share	$76.61
Net Assets - Class N Shares	$422,755,653
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,507,717
Net Asset Value Per Share	$76.76
Net Assets - Class R Shares	$3,897,994
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,124
Net Asset Value Per Share	$73.38
Net Assets - Class S Shares	$25,236,891
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	345,621
Net Asset Value Per Share	$73.02
Net Assets - Class T Shares	$5,005,656,409
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	65,361,034
Net Asset Value Per Share	$76.58

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Research Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$75,583,924
Dividends from affiliates	288,268
Affiliated securities lending income, net	16,171
Unaffiliated securities lending income, net	4,260
Other income	48,436
Foreign tax withheld	(228,347)
Total Investment Income	75,712,712
Expenses:
Advisory fees	77,332,972
12b-1 Distribution and shareholder servicing fees:
Class A Shares	97,951
Class C Shares	45,578
Class R Shares	10,250
Class S Shares	35,473
Transfer agent administrative fees and expenses:
Class D Shares	9,646,366
Class R Shares	5,442
Class S Shares	35,555
Class T Shares	6,939,529
Transfer agent networking and omnibus fees:
Class A Shares	24,185
Class C Shares	2,887
Class I Shares	333,987
Other transfer agent fees and expenses:
Class A Shares	2,107
Class C Shares	210
Class D Shares	494,605
Class I Shares	10,329
Class N Shares	9,575
Class R Shares	33
Class S Shares	732
Class T Shares	16,649
Shareholder reports expense	450,849
Affiliated fund administration fees	305,647
Custodian fees	272,648
Trustees' fees and expenses	215,878
Registration fees	117,487
Professional fees	92,133
Other expenses	2,983,942
Total Expenses	99,482,999
Less: Excess Expense Reimbursement and Waivers	(552,282)
Net Expenses	98,930,717
Net Investment Income/(Loss)	(23,218,005)
Net Realized Gain/(Loss) on Investments:
Investments	972,678,935
Investments in affiliates	(2,981,582)
Total Net Realized Gain/(Loss) on Investments	969,697,353
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(1,956,841,860)
Investments in affiliates	3,001,608
Total Change in Unrealized Net Appreciation/Depreciation	(1,953,840,252)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,007,360,904)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Research Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(23,218,005)	$(11,400,585)
Net realized gain/(loss) on investments	969,697,353	1,255,252,038
Change in unrealized net appreciation/depreciation	(1,953,840,252)	6,418,462,178
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,007,360,904)	7,662,313,631
Dividends and Distributions to Shareholders:
Class A Shares	(3,927,963)	(1,585,265)
Class C Shares	(553,494)	(218,523)
Class D Shares	(874,536,639)	(401,216,194)
Class I Shares	(33,921,124)	(13,161,013)
Class N Shares	(22,517,223)	(9,217,249)
Class R Shares	(225,524)	(101,829)
Class S Shares	(1,488,096)	(682,039)
Class T Shares	(276,600,416)	(121,280,339)
Net Decrease from Dividends and Distributions to Shareholders	(1,213,770,479)	(547,462,451)
Capital Share Transactions:
Class A Shares	3,945,460	6,334,939
Class C Shares	1,757,488	(1,547,255)
Class D Shares	259,712,195	(512,889,114)
Class I Shares	48,822,788	74,625,853
Class N Shares	25,140,205	(40,955,249)
Class R Shares	160,330	(245,857)
Class S Shares	(151,135)	(1,010,135)
Class T Shares	111,881,020	(28,782,171)
Net Increase/(Decrease) from Capital Share Transactions	451,268,351	(504,468,989)
Net Increase/(Decrease) in Net Assets	(1,769,863,032)	6,610,382,191
Net Assets:
Beginning of period	23,814,301,011	17,203,918,820
End of period	$22,044,437,979	$23,814,301,011
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$83.05	$58.80	$44.68	$70.69	$59.31	$49.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.16)	0.01	(0.10)	(0.15)	0.06
Net realized and unrealized gain/(loss)	(3.14)	26.31	14.22	(17.06)	13.37	14.75
Total from Investment Operations	(3.29)	26.15	14.23	(17.16)	13.22	14.81
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.13)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(5.06)
Net Asset Value, End of Period	$75.43	$83.05	$58.80	$44.68	$70.69	$59.31
Total Return*	(4.60)%	45.53%	31.92%	(28.11)%	22.66%	32.14%
Net Assets, End of Period (in thousands)	$72,292	$75,719	$47,978	$36,486	$53,589	$36,300
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	0.86%	0.81%	0.84%	0.86%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.86%	0.81%	0.84%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	(0.37)%	(0.22)%	0.01%	(0.16)%	(0.22)%	0.12%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.61	$51.90	$39.79	$64.28	$54.45	$46.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.40)	(0.48)	(0.40)	(0.45)	(0.53)	(0.27)
Net realized and unrealized gain/(loss)	(2.66)	23.09	12.62	(15.19)	12.20	13.59
Total from Investment Operations	(3.06)	22.61	12.22	(15.64)	11.67	13.32
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$65.22	$72.61	$51.90	$39.79	$64.28	$54.45
Total Return*	(4.96)%	44.73%	30.79%	(28.60)%	21.81%	31.20%
Net Assets, End of Period (in thousands)	$7,760	$7,159	$6,441	$8,523	$15,910	$18,502
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.42%	1.71%	1.52%	1.54%	1.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.75%	1.40%	1.70%	1.52%	1.54%	1.55%
Ratio of Net Investment Income/(Loss)	(1.11)%	(0.77)%	(0.85)%	(0.85)%	(0.88)%	(0.57)%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.35	$59.62	$45.30	$71.42	$59.86	$49.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.02)	0.11	0.02	(0.01)	0.17
Net realized and unrealized gain/(loss)	(3.20)	26.68	14.41	(17.29)	13.48	14.87
Total from Investment Operations	(3.27)	26.66	14.52	(17.27)	13.47	15.04
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.03)	(0.09)	—	(0.07)	(0.23)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.93)	(0.20)	(8.85)	(1.91)	(5.16)
Net Asset Value, End of Period	$76.75	$84.35	$59.62	$45.30	$71.42	$59.86
Total Return*	(4.50)%	45.78%	32.18%	(27.96)%	22.89%	32.40%
Net Assets, End of Period (in thousands)	$15,875,997	$17,212,845	$12,534,833	$10,017,030	$14,715,777	$12,635,778
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.67%	0.62%	0.64%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.67%	0.62%	0.64%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.17)%	(0.03)%	0.21%	0.03%	(0.02)%	0.32%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.19	$59.51	$45.23	$71.28	$59.74	$49.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	—	0.13	0.05	0.02	0.20
Net realized and unrealized gain/(loss)	(3.19)	26.63	14.39	(17.25)	13.46	14.84
Total from Investment Operations	(3.25)	26.63	14.52	(17.20)	13.48	15.04
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.05)	(0.13)	—	(0.10)	(0.26)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.95)	(0.24)	(8.85)	(1.94)	(5.19)
Net Asset Value, End of Period	$76.61	$84.19	$59.51	$45.23	$71.28	$59.74
Total Return*	(4.49)%	45.83%	32.24%	(27.91)%	22.95%	32.47%
Net Assets, End of Period (in thousands)	$630,841	$645,827	$394,958	$298,319	$448,508	$383,533
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.64%	0.57%	0.59%	0.61%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.64%	0.57%	0.59%	0.61%	0.60%
Ratio of Net Investment Income/(Loss)	(0.15)%	0.00%	0.25%	0.08%	0.03%	0.38%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.31	$59.57	$45.29	$71.32	$59.75	$49.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.06	0.18	0.09	0.07	0.23
Net realized and unrealized gain/(loss)	(3.20)	26.66	14.39	(17.27)	13.47	14.85
Total from Investment Operations	(3.22)	26.72	14.57	(17.18)	13.54	15.08
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.08)	(0.18)	—	(0.13)	(0.30)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.98)	(0.29)	(8.85)	(1.97)	(5.23)
Net Asset Value, End of Period	$76.76	$84.31	$59.57	$45.29	$71.32	$59.75
Total Return*	(4.44)%	45.95%	32.35%	(27.86)%	23.05%	32.57%
Net Assets, End of Period (in thousands)	$422,756	$440,567	$361,772	$286,346	$432,553	$394,953
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.55%	0.49%	0.52%	0.54%	0.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.55%	0.49%	0.52%	0.54%	0.53%
Ratio of Net Investment Income/(Loss)	(0.05)%	0.09%	0.33%	0.15%	0.11%	0.45%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$81.05	$57.67	$44.02	$70.04	$59.04	$49.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.31)	(0.46)	(0.22)	(0.35)	(0.42)	(0.18)
Net realized and unrealized gain/(loss)	(3.03)	25.74	13.98	(16.82)	13.26	14.69
Total from Investment Operations	(3.34)	25.28	13.76	(17.17)	12.84	14.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$73.38	$81.05	$57.67	$44.02	$70.04	$59.04
Total Return*	(4.78)%	44.89%	31.33%	(28.41)%	22.10%	31.48%
Net Assets, End of Period (in thousands)	$3,898	$4,159	$3,151	$2,903	$4,226	$4,269
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%	1.35%	1.32%	1.33%	1.34%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.29%	1.26%	1.27%	1.30%	1.34%
Ratio of Net Investment Income/(Loss)	(0.77)%	(0.65)%	(0.43)%	(0.60)%	(0.64)%	(0.36)%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$80.59	$57.23	$43.57	$69.26	$58.25	$48.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22)	(0.29)	(0.09)	(0.20)	(0.26)	(0.03)
Net realized and unrealized gain/(loss)	(3.02)	25.55	13.86	(16.64)	13.11	14.49
Total from Investment Operations	(3.24)	25.26	13.77	(16.84)	12.85	14.46
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$73.02	$80.59	$57.23	$43.57	$69.26	$58.25
Total Return*	(4.68)%	45.21%	31.68%	(28.24)%	22.43%	31.89%
Net Assets, End of Period (in thousands)	$25,237	$28,065	$20,642	$19,124	$30,909	$26,600
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.06%	1.01%	1.04%	1.05%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.06%	1.00%	1.03%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	(0.55)%	(0.42)%	(0.17)%	(0.35)%	(0.39)%	(0.06)%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.22	$59.56	$45.23	$71.39	$59.86	$49.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.10)	0.06	(0.04)	(0.08)	0.11
Net realized and unrealized gain/(loss)	(3.19)	26.66	14.40	(17.27)	13.48	14.89
Total from Investment Operations	(3.31)	26.56	14.46	(17.31)	13.40	15.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.02)	—	(0.03)	(0.19)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(4.33)	(1.90)	(0.13)	(8.85)	(1.87)	(5.12)
Net Asset Value, End of Period	$76.58	$84.22	$59.56	$45.23	$71.39	$59.86
Total Return*	(4.56)%	45.64%	32.05%	(28.04)%	22.76%	32.27%
Net Assets, End of Period (in thousands)	$5,005,656	$5,399,960	$3,834,145	$3,051,003	$4,577,362	$3,940,635
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.79%	0.74%	0.77%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.78%	0.72%	0.74%	0.77%	0.76%
Ratio of Net Investment Income/(Loss)	(0.28)%	(0.14)%	0.11%	(0.07)%	(0.13)%	0.22%
Portfolio Turnover Rate	13%	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
20 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is
Janus Investment Fund | 21

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2025.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.63%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may
22 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Janus Investment Fund | 23

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $2,865.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $1,414.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
24 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2025, the Fund engaged in cross trades amounting to $29,086,166 in sales, resulting in a net realized gain of $20,707,937. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$10,279,543,741	$12,150,418,876	$(363,580,740)	$11,786,838,136
Janus Investment Fund | 25

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	138,100	$11,572,890	244,684	$17,217,723
Reinvested dividends and distributions	40,816	3,511,005	22,523	1,407,897
Shares repurchased	(132,302)	(11,138,435)	(171,326)	(12,290,681)
Net Increase/(Decrease)	46,614	$3,945,460	95,881	$6,334,939
Class C Shares:
Shares sold	48,159	$3,631,255	28,203	$1,790,252
Reinvested dividends and distributions	7,323	545,898	3,883	213,472
Shares repurchased	(35,089)	(2,419,665)	(57,605)	(3,550,979)
Net Increase/(Decrease)	20,393	$1,757,488	(25,519)	$(1,547,255)
Class D Shares:
Shares sold	1,977,189	$169,332,980	3,371,299	$246,380,572
Reinvested dividends and distributions	9,520,037	832,622,472	6,046,330	383,276,847
Shares repurchased	(8,715,742)	(742,243,257)	(15,600,672)	(1,142,546,533)
Net Increase/(Decrease)	2,781,484	$259,712,195	(6,183,043)	$(512,889,114)
Class I Shares:
Shares sold	956,815	$81,596,801	2,108,563	$154,588,185
Reinvested dividends and distributions	364,976	31,862,376	195,960	12,396,414
Shares repurchased	(758,280)	(64,636,389)	(1,270,517)	(92,358,746)
Net Increase/(Decrease)	563,511	$48,822,788	1,034,006	$74,625,853
Class N Shares:
Shares sold	607,821	$51,151,992	1,201,003	$92,673,352
Reinvested dividends and distributions	257,204	22,489,955	145,192	9,192,130
Shares repurchased	(583,036)	(48,501,742)	(2,193,775)	(142,820,731)
Net Increase/(Decrease)	281,989	$25,140,205	(847,580)	$(40,955,249)
Class R Shares:
Shares sold	2,857	$235,782	6,771	$488,931
Reinvested dividends and distributions	2,532	212,141	1,573	96,321
Shares repurchased	(3,583)	(287,593)	(11,667)	(831,109)
Net Increase/(Decrease)	1,806	$160,330	(3,323)	$(245,857)
Class S Shares:
Shares sold	19,702	$1,611,962	51,713	$3,580,763
Reinvested dividends and distributions	17,830	1,485,420	11,204	680,868
Shares repurchased	(40,151)	(3,248,517)	(75,369)	(5,271,766)
Net Increase/(Decrease)	(2,619)	$(151,135)	(12,452)	$(1,010,135)
Class T Shares:
Shares sold	2,685,419	$228,858,360	5,663,976	$415,615,248
Reinvested dividends and distributions	3,101,538	270,795,324	1,874,399	118,761,945
Shares repurchased	(4,544,215)	(387,772,664)	(7,791,443)	(563,159,364)
Net Increase/(Decrease)	1,242,742	$111,881,020	(253,068)	$(28,782,171)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,233,874,045	$3,996,805,249	$-	$-
26 | March 31, 2025

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of the Janus Henderson Research Fund, held on December 20, 2024 and adjourned to February 18, 2025, shareholders were asked to vote on the following proposal:
To reclassify the diversification status of the Fund from diversified to nondiversified and to eliminate a related fundamental investment restriction.
With respect to this proposal, shares were voted, in dollars, as follows:
For	Against	Abstain
$10,428,774,146	$1,473,211,635	$1,090,694,729
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
28 | March 31, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
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Janus Henderson Research Fund
Additional Information (unaudited)
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the
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Additional Information (unaudited)
rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Janus Investment Fund | 37

Janus Henderson Research Fund
Additional Information (unaudited)
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
38 | March 31, 2025

Janus Henderson Research Fund
Notes
Janus Investment Fund | 39

Janus Henderson Research Fund
Notes
40 | March 31, 2025

Janus Henderson Research Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93053 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Triton Fund
Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 98.0%
Aerospace & Defense – 0.8%
Standardaero Inc*	1,649,602	$43,945,397
Automobiles – 0.3%
Thor Industries Inc	244,073	18,503,174
Biotechnology – 9.6%
89bio Inc*	2,372,843	17,250,569
Akero Therapeutics Inc*	392,745	15,898,318
Arcellx Inc*	187,665	12,310,824
Ardelyx Inc*	2,451,882	12,038,741
Ascendis Pharma A/S (ADR)*	313,477	48,858,525
Avidity Biosciences Inc*	1,121,746	33,113,942
Biohaven Ltd*	902,149	21,687,662
Bridgebio Pharma Inc*	905,641	31,308,009
Centessa Pharmacuticals PLC (ADR)*	965,194	13,879,490
Crinetics Pharmaceuticals Inc*	465,978	15,628,902
Disc Medicine Inc*	196,822	9,770,244
Dyne Therapeutics Inc*	521,098	5,450,685
IDEAYA Biosciences Inc*	769,542	12,605,098
Insmed Inc*	358,897	27,380,252
Janux Therapeutics Inc*	501,617	13,543,659
Madrigal Pharmaceuticals Inc*	139,385	46,168,493
Mirum Pharmaceuticals Inc*	687,111	30,954,351
Neurocrine Biosciences Inc*	299,813	33,159,318
Revolution Medicines Inc*	759,936	26,871,337
Sarepta Therapeutics Inc*	257,504	16,433,905
Soleno Therapeutics Inc*	450,378	32,179,508
Travere Therapeutics Inc*	468,151	8,389,266
Vaxcyte Inc*	752,102	28,399,371
Xenon Pharmaceuticals Inc*	521,275	17,488,776
		530,769,245
Building Products – 2.1%
Carlisle Cos Inc	137,003	46,649,522
Zurn Water Solutions Corp	2,116,829	69,813,020
		116,462,542
Capital Markets – 4.1%
Cboe Global Markets Inc	423,509	95,835,852
Hamilton Lane Inc	196,150	29,161,621
LPL Financial Holdings Inc	316,132	103,419,422
		228,416,895
Chemicals – 1.8%
Sensient Technologies Corp	1,325,964	98,691,501
Commercial Services & Supplies – 4.6%
Brady Corp	356,468	25,180,900
Clean Harbors Inc*	325,161	64,089,233
Driven Brands Holdings Inc*	2,145,681	36,776,972
MSA Safety Inc	176,788	25,933,032
Rentokil Initial PLC (ADR)	4,372,049	100,119,922
		252,100,059
Construction & Engineering – 0.8%
APi Group Corp*	1,271,070	45,453,463
Containers & Packaging – 2.8%
Crown Holdings Inc	1,067,888	95,319,683
Silgan Holdings Inc	1,165,991	59,605,460
		154,925,143
Diversified Consumer Services – 0.7%
Stride Inc*	302,655	38,285,858
Diversified Financial Services – 5.3%
Euronet Worldwide Inc*	810,539	86,606,092
Shift4 Payments Inc - Class A*	919,869	75,162,496
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
Walker & Dunlop Inc	791,842	$67,591,633
WEX Inc*	410,084	64,391,390
		293,751,611
Diversified Telecommunication Services – 0.8%
AST SpaceMobile Inc*,#	1,881,967	42,795,930
Electric Utilities – 0.9%
NRG Energy Inc	522,027	49,832,697
Electrical Equipment – 1.0%
EnerSys	578,680	52,995,514
Electronic Equipment, Instruments & Components – 9.1%
Flex Ltd*	2,596,915	85,905,948
Itron Inc*	399,311	41,831,820
Mirion Technologies Inc*	6,573,397	95,314,257
OSI Systems Inc*	722,929	140,494,022
Teledyne Technologies Inc*	284,296	141,496,962
		505,043,009
Energy Equipment & Services – 0.4%
Weatherford International PLC	460,234	24,645,531
Food & Staples Retailing – 1.9%
Casey's General Stores Inc	246,677	107,067,685
Food Products – 0.7%
Premium Brands Holdings Corp#	733,438	39,452,430
Health Care Equipment & Supplies – 7.8%
Glaukos Corp*	522,724	51,446,496
Globus Medical Inc*	1,235,757	90,457,412
ICU Medical Inc*	416,973	57,900,871
Inspire Medical Systems Inc*	196,234	31,256,152
Lantheus Holdings Inc*	1,014,423	99,007,685
Neogen Corp*	1,852,822	16,063,967
Penumbra Inc*	204,754	54,753,267
STERIS PLC	145,354	32,944,484
		433,830,334
Health Care Providers & Services – 1.1%
HealthEquity Inc*	465,627	41,147,458
NeoGenomics Inc*	1,999,817	18,978,263
		60,125,721
Health Care Technology – 0.6%
Doximity Inc - Class A*	544,294	31,585,381
Hotels, Restaurants & Leisure – 4.6%
Aramark	2,635,631	90,981,982
Churchill Downs Inc	427,259	47,455,657
Sportradar Group AG - Class A*	1,661,072	35,912,377
Wendy's Co	2,514,783	36,791,275
Wingstop Inc	185,063	41,746,512
		252,887,803
Household Durables – 1.0%
Cavco Industries Inc*	54,182	28,154,592
Dream Finders Homes Inc - Class A*	1,166,812	26,323,279
		54,477,871
Insurance – 2.3%
Axis Capital Holdings Ltd	814,434	81,638,864
Kinsale Capital Group Inc	92,543	45,041,604
		126,680,468
Interactive Media & Services – 0.5%
Ziff Davis Inc*	677,725	25,468,906
Life Sciences Tools & Services – 0.6%
Bruker Corp	550,442	22,975,449
OmniAb Inc*	4,748,974	11,397,538
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
OmniAb Inc - 12.5 Earnout*	340,494	$177,602
OmniAb Inc - 15 Earnout*	340,494	130,545
		34,681,134
Machinery – 5.2%
Chart Industries Inc*	329,579	47,578,024
Donaldson Co Inc	930,019	62,367,074
Gates Industrial Corp PLC*	3,008,041	55,378,035
ITT Inc	517,386	66,825,576
Kadant Inc	86,771	29,234,017
SPX Technologies Inc*	206,088	26,540,013
		287,922,739
Oil, Gas & Consumable Fuels – 1.3%
Magnolia Oil & Gas Corp	2,901,181	73,283,832
Personal Products – 1.3%
BellRing Brands Inc*	618,556	46,057,680
elf Beauty Inc*	401,898	25,235,175
		71,292,855
Pharmaceuticals – 2.0%
Edgewise Therapeutics Inc*	395,618	8,703,596
Ligand Pharmaceuticals Inc*	603,863	63,490,156
Structure Therapeutics Inc (ADR)*	288,653	4,996,583
Verona Pharma PLC (ADR)*	537,302	34,113,304
		111,303,639
Professional Services – 8.8%
Alight Inc - Class A	8,548,545	50,692,872
Broadridge Financial Solutions Inc	388,555	94,209,045
CACI International Inc - Class A*	118,989	43,659,444
Ceridian HCM Holding Inc*	467,636	27,277,208
Clarivate Analytics PLC*	5,063,984	19,901,457
MAXIMUS Inc	759,666	51,801,624
SS&C Technologies Holdings Inc	2,014,200	168,246,126
UL Solutions Inc - Class A	553,472	31,215,821
		487,003,597
Real Estate Management & Development – 0.6%
Colliers International Group Inc - Subordinate Voting Shares	267,504	32,448,235
Road & Rail – 1.1%
Saia Inc*	175,550	61,342,437
Semiconductor & Semiconductor Equipment – 1.9%
Entegris Inc	355,173	31,070,534
MACOM Technology Solutions Holdings Inc*	238,746	23,965,323
ON Semiconductor Corp*	1,210,588	49,258,826
		104,294,683
Software – 6.4%
Blackbaud Inc*	1,213,496	75,297,427
Clearwater Analytics Holdings Inc - Class A*	1,558,610	41,770,748
Consensus Cloud Solutions Inc*,£	1,388,070	32,036,655
Dynatrace Inc*	1,668,397	78,664,918
LiveRamp Holdings Inc*	1,106,578	28,925,949
Nice Ltd (ADR)*	194,148	29,931,797
Pagerduty Inc*	2,117,803	38,692,261
Procore Technologies Inc*	484,680	31,998,574
		357,318,329
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	480,031	54,617,927
Textiles, Apparel & Luxury Goods – 1.6%
Gildan Activewear Inc	1,318,205	58,291,025
On Holding AG - Class A*	727,270	31,941,698
		90,232,723
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.6%
Beacon Roofing Supply Inc*	275,696	$34,103,595
Total Common Stocks (cost $3,687,146,638)		5,428,039,893
Private Placements – 0.4%
Professional Services – 0.1%
IntelyCare Inc*,¢,§	1,023,958	3,542,895
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	5,038,655
Loadsmart Inc - Series D*,¢,§	1,075,313	14,360,160
		19,398,815
Total Private Placements (cost $53,756,971)		22,941,710
Warrants – 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26* (cost $985,354)	665,780	23,302
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $104,051,870)	104,031,064	104,051,870
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	37,047,894	37,047,894
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 4/1/25	$9,261,973	9,261,973
Total Investments Purchased with Cash Collateral from Securities Lending (cost $46,309,867)		46,309,867
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co. International PLC:
Travere Therapeutics Inc, Notional amount $6,325,760, premiums paid $1,475,540, unrealized depreciation $(235,097), exercise price $22.50, expires 3/20/26*	3,530	1,240,443
Total Investments (total cost $3,893,726,240) – 101.2%		5,602,607,085
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(64,006,463)
Net Assets – 100%		$5,538,600,622

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,191,514,470	92.7%
United Kingdom	134,233,226	2.4
Canada	130,191,690	2.3
Switzerland	67,854,075	1.2
Denmark	48,858,525	0.9
Israel	29,931,797	0.5
Spain	23,302	0.0
Total	$5,602,607,085	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - 0.6%
Software - 0.6%
Consensus Cloud Solutions Inc*
	$33,167,561	$644,042	$(1,239,074)	$(610,557)	$74,683	$32,036,655	1,388,070	$-
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	48,564,162	632,488,845	(577,001,137)	(1,892)	1,892	104,051,870	104,031,064	1,142,606
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	46,752,811	249,717,543	(259,422,460)	-	-	37,047,894	37,047,894	41,723 ∆
Total Affiliated Investments - 3.2%
	$128,484,534	$882,850,430	$(837,662,671)	$(612,449)	$76,575	$173,136,419	142,467,028	$1,184,329

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/3/25	49,734,000	$(61,595,800)	$2,635,740
British Pound	4/3/25	8,554,000	(11,051,552)	(4,047)
British Pound	4/3/25	(58,288,000)	75,166,357	(112,688)
British Pound	6/26/25	58,288,000	(75,163,413)	108,236
Canadian Dollar	4/3/25	10,479,000	(7,360,287)	(77,256)
Canadian Dollar	4/3/25	(9,305,000)	6,569,078	101,992
Canadian Dollar	4/3/25	(1,174,000)	815,867	(77)
Canadian Dollar	6/26/25	(10,479,000)	7,389,956	75,707
				2,727,607
Barclays Capital, Inc.:
British Pound	4/3/25	19,405,000	(25,019,336)	42,252
British Pound	4/3/25	(19,405,000)	24,055,948	(1,005,640)
British Pound	6/26/25	(16,362,000)	21,087,836	(41,637)
Canadian Dollar	4/3/25	37,859,000	(26,582,518)	(270,059)
Canadian Dollar	4/3/25	(32,890,000)	22,969,915	110,971
Canadian Dollar	4/3/25	(4,969,000)	3,396,182	(57,333)
Canadian Dollar	6/26/25	(37,859,000)	26,690,464	265,218
				(956,228)
BNP Paribas:
Canadian Dollar	4/3/25	3,222,000	(2,239,055)	274
Canadian Dollar	4/3/25	(3,222,000)	2,261,167	21,838
Canadian Dollar	6/26/25	3,222,000	(2,270,385)	(21,457)
				655
Citibank, National Association:
British Pound	4/3/25	63,332,000	(81,586,076)	207,303
British Pound	4/3/25	3,726,000	(4,823,148)	(11,013)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	4/3/25	(67,058,000)	$82,959,604	$(3,645,910)
British Pound	6/26/25	(61,042,000)	78,759,772	(68,324)
Canadian Dollar	4/3/25	65,348,000	(45,639,815)	(222,172)
Canadian Dollar	4/3/25	(65,348,000)	45,807,619	389,976
Canadian Dollar	6/26/25	49,914,000	(35,198,569)	(359,041)
				(3,709,181)
Goldman Sachs & Co. LLC:
British Pound	4/3/25	11,591,000	(14,947,627)	22,168
British Pound	4/3/25	(4,361,000)	5,642,580	10,342
British Pound	4/3/25	(7,230,000)	8,934,783	(402,773)
British Pound	6/26/25	(5,687,000)	7,369,124	25,076
British Pound	6/26/25	(11,591,000)	14,946,421	(21,904)
Canadian Dollar	4/3/25	8,790,000	(6,106,584)	2,572
Canadian Dollar	4/3/25	969,000	(674,983)	(1,516)
Canadian Dollar	4/3/25	(9,759,000)	6,808,555	25,933
Canadian Dollar	6/26/25	1,110,000	(782,309)	(7,539)
				(347,641)
HSBC Securities (USA), Inc.:
British Pound	4/3/25	8,955,000	(11,068,125)	497,272
British Pound	4/3/25	(4,702,000)	6,099,396	26,755
British Pound	4/3/25	(4,253,000)	5,347,420	(145,337)
British Pound	6/26/25	1,049,000	(1,352,434)	2,218
Canadian Dollar	4/3/25	47,039,000	(33,005,385)	(312,716)
Canadian Dollar	4/3/25	(47,039,000)	32,714,386	21,717
Canadian Dollar	6/26/25	(41,597,000)	29,332,910	298,574
				388,483
JPMorgan Chase Bank, National Association:
British Pound	4/3/25	8,290,000	(10,254,455)	452,094
British Pound	4/3/25	(8,290,000)	10,684,898	(21,650)
British Pound	6/26/25	8,290,000	(10,683,737)	21,759
Canadian Dollar	4/3/25	21,143,000	(14,848,759)	(154,121)
Canadian Dollar	4/3/25	(5,286,000)	3,695,772	21,939
Canadian Dollar	4/3/25	(15,857,000)	11,019,861	(944)
Canadian Dollar	6/26/25	(21,143,000)	14,908,755	151,129
				470,206
Morgan Stanley & Co. International PLC:
British Pound	4/3/25	8,216,000	(10,158,339)	452,637
British Pound	4/3/25	(8,216,000)	10,216,834	(394,143)
British Pound	6/26/25	2,105,000	(2,714,640)	3,704
Canadian Dollar	4/3/25	33,421,000	(23,443,241)	(215,246)
Canadian Dollar	4/3/25	(29,402,000)	20,498,963	64,221
Canadian Dollar	4/3/25	(4,019,000)	2,791,582	(1,671)
Canadian Dollar	6/26/25	(29,048,000)	20,468,691	193,446
				102,948
State Street Bank and Trust Company:
British Pound	4/3/25	81,239,000	(104,759,965)	160,333
British Pound	4/3/25	(81,239,000)	100,511,801	(4,408,498)
British Pound	6/26/25	6,318,334	(8,179,085)	(19,748)
British Pound	6/26/25	(81,239,000)	104,750,054	(159,937)
Canadian Dollar	4/3/25	14,868,000	(10,335,062)	(1,624)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/3/25	(14,868,000)	$10,428,970	$95,531
Canadian Dollar	6/26/25	7,209,000	(5,083,724)	(51,906)
				(4,385,849)
Total				$(5,709,000)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co. International PLC:
Ast Spacemobile Inc	905	45.00	USD	5/16/25	$(2,057,970)	$289,609	$258,938	$(30,671)
Ast Spacemobile Inc	6,100	55.00	USD	1/16/26	(13,871,400)	3,445,280	2,171,950	(1,273,330)
Total - Written Call Options						3,734,889	2,430,888	(1,304,001)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Purchased OTC options, at value	$-	$1,240,443	$1,240,443
Forward foreign currency exchange contracts	6,508,927	-	$6,508,927
Total Asset Derivatives	$6,508,927	$1,240,443	$7,749,370
Liability Derivatives:
Forward foreign currency exchange contracts	$12,217,927	$-	$12,217,927
OTC options written, at value	-	1,304,001	$1,304,001
Total Liability Derivatives	$12,217,927	$1,304,001	$13,521,928
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$9,711,134	$-	$9,711,134
Written options contracts	-	3,869,892	$3,869,892
Total	$9,711,134	$3,869,892	$13,581,026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$(235,097)	$(235,097)
Forward foreign currency exchange contracts	501,021	-	$501,021
Written options contracts	-	973,143	$973,143
Total	$501,021	$738,046	$1,239,067
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$206,621,182
Average amounts sold - in USD	420,395,794
Options:
Average value of option contracts purchased	1,403,856
Average value of option contracts written	891,210

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$2,921,675	$(194,068)	$—	$2,727,607
Barclays Capital, Inc.	418,441	(418,441)	—	—
BNP Paribas	22,112	(21,457)	—	655
Citibank, National Association	597,279	(597,279)	—	—
Goldman Sachs & Co. LLC	86,091	(86,091)	—	—
HSBC Securities (USA), Inc.	846,536	(458,053)	—	388,483
JPMorgan Chase Bank, National Association	43,502,081	(176,715)	(42,855,160)	470,206
Morgan Stanley & Co. International PLC	1,954,451	(1,915,061)	(39,390)	—
State Street Bank and Trust Company	255,864	(255,864)	—	—
Total	$50,604,530	$(4,123,029)	$(42,894,550)	$3,586,951
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2025

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$194,068	$(194,068)	$—	$—
Barclays Capital, Inc.	1,374,669	(418,441)	—	956,228
BNP Paribas	21,457	(21,457)	—	—
Citibank, National Association	4,306,460	(597,279)	—	3,709,181
Goldman Sachs & Co. LLC	433,732	(86,091)	—	347,641
HSBC Securities (USA), Inc.	458,053	(458,053)	—	—
JPMorgan Chase Bank, National Association	176,715	(176,715)	—	—
Morgan Stanley & Co. International PLC	1,915,061	(1,915,061)	—	—
State Street Bank and Trust Company	4,641,713	(255,864)	—	4,385,849
Total	$13,521,928	$(4,123,029)	$—	$9,398,899

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $22,941,710, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$3,542,895	0.1%
Loadsmart Inc - Series A	1/4/22	7,168,757	5,038,655	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	14,360,160	0.2
Total		$53,756,971	$22,941,710	0.4%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
10 | March 31, 2025

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$34,372,987	$308,147	$-
All Other	5,393,358,759	-	-
Private Placements	-	-	22,941,710
Warrants	23,302	-	-
Investment Companies	-	104,051,870	-
Investments Purchased with Cash Collateral from Securities Lending	-	46,309,867	-
OTC Purchased Options – Calls	-	1,240,443	-
Total Investments in Securities	$5,427,755,048	$151,910,327	$22,941,710
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,508,927	-
Total Assets	$5,427,755,048	$158,419,254	$22,941,710
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$12,217,927	$-
OTC Options Written, at Value	-	1,304,001	-
Total Liabilities	$-	$13,521,928	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Triton Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $3,708,597,446)(1)	$5,428,230,223
Affiliated investments, at value (cost $183,653,254)	173,136,419
Purchased options, at value (premiums paid $1,475,540)	1,240,443
Cash	390,058
Deposits with brokers for OTC derivatives	40,000
Forward foreign currency exchange contracts	6,508,927
Trustees' deferred compensation	158,945
Receivables:
Fund shares sold	2,035,089
Dividends	1,687,769
Dividends from affiliates	247,347
Foreign tax reclaims	201,263
Other assets	73,612
Total Assets	5,613,950,095
Liabilities:
Collateral for securities loaned (Note 3)	46,309,867
Forward foreign currency exchange contracts	12,217,927
OTC options written, at value (premiums received $3,734,889)	1,304,001
Payables:
Fund shares repurchased	11,123,761
Advisory fees	3,111,488
Transfer agent fees and expenses	637,097
12b-1 Distribution and shareholder servicing fees	169,747
Trustees' deferred compensation fees	158,945
Professional fees	60,875
Trustees' fees and expenses	30,613
Affiliated fund administration fees payable	12,154
Custodian fees	1,781
Accrued expenses and other payables	211,217
Total Liabilities	75,349,473
Commitments and contingent liabilities (Note 4)
Net Assets	$5,538,600,622
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Triton Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,319,222,891
Total distributable earnings (loss)	2,219,377,731
Total Net Assets	$5,538,600,622
Net Assets - Class A Shares	$220,319,299
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,480,602
Net Asset Value Per Share(2)	$23.24
Maximum Offering Price Per Share(3)	$24.66
Net Assets - Class C Shares	$8,836,882
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	459,444
Net Asset Value Per Share(2)	$19.23
Net Assets - Class D Shares	$830,891,971
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,385,024
Net Asset Value Per Share	$24.89
Net Assets - Class I Shares	$719,922,091
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,528,648
Net Asset Value Per Share	$25.24
Net Assets - Class N Shares	$2,170,665,720
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	84,690,817
Net Asset Value Per Share	$25.63
Net Assets - Class R Shares	$166,641,231
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,760,673
Net Asset Value Per Share	$21.47
Net Assets - Class S Shares	$183,091,570
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,038,199
Net Asset Value Per Share	$22.78
Net Assets - Class T Shares	$1,238,231,858
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,900,423
Net Asset Value Per Share	$24.33

(1)	Includes $42,855,160 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Triton Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$18,235,611
Dividends from affiliates	1,142,606
Affiliated securities lending income, net	41,723
Unaffiliated securities lending income, net	11,095
Other income	12,994
Foreign tax withheld	(182,142)
Total Investment Income	19,261,887
Expenses:
Advisory fees	20,286,306
12b-1 Distribution and shareholder servicing fees:
Class A Shares	315,261
Class C Shares	47,268
Class R Shares	467,738
Class S Shares	264,698
Transfer agent administrative fees and expenses:
Class D Shares	509,723
Class R Shares	235,970
Class S Shares	265,264
Class T Shares	1,802,110
Transfer agent networking and omnibus fees:
Class A Shares	471,107
Class C Shares	3,335
Class I Shares	506,328
Other transfer agent fees and expenses:
Class A Shares	7,229
Class C Shares	262
Class D Shares	46,211
Class I Shares	15,377
Class N Shares	57,013
Class R Shares	2,053
Class S Shares	1,320
Class T Shares	6,000
Registration fees	121,164
Shareholder reports expense	96,706
Custodian fees	86,651
Affiliated fund administration fees	79,243
Trustees' fees and expenses	55,272
Professional fees	45,137
Other expenses	246,774
Total Expenses	26,041,520
Less: Excess Expense Reimbursement and Waivers	(259,359)
Net Expenses	25,782,161
Net Investment Income/(Loss)	(6,520,274)
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Triton Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (1)	$502,454,385
Investments in affiliates	(612,449)
Forward foreign currency exchange contracts	9,711,134
Written options contracts	3,869,892
Total Net Realized Gain/(Loss) on Investments	515,422,962
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(991,186,419)
Investments in affiliates	76,575
Purchased options contracts	(235,097)
Forward foreign currency exchange contracts	501,021
Written options contracts	973,143
Total Change in Unrealized Net Appreciation/Depreciation	(989,870,777)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(480,968,089)

(1)	Includes $22,651,040 of realized gains and losses resulting from a redemption-in-kind during the period ended March 31, 2025.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Triton Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(6,520,274)	$(9,520,558)
Net realized gain/(loss) on investments	515,422,962	544,815,179
Change in unrealized net appreciation/depreciation	(989,870,777)	839,788,914
Net Increase/(Decrease) in Net Assets Resulting from Operations	(480,968,089)	1,375,083,535
Dividends and Distributions to Shareholders:
Class A Shares	(18,936,256)	(19,456,859)
Class C Shares	(941,162)	(997,790)
Class D Shares	(65,672,106)	(63,809,900)
Class I Shares	(62,330,231)	(66,697,940)
Class N Shares	(168,090,876)	(168,010,363)
Class R Shares	(14,987,575)	(15,324,147)
Class S Shares	(16,264,522)	(17,173,162)
Class T Shares	(104,456,341)	(108,167,774)
Net Decrease from Dividends and Distributions to Shareholders	(451,679,069)	(459,637,935)
Capital Share Transactions:
Class A Shares	(3,654,445)	(37,223,871)
Class C Shares	(397,821)	(1,823,936)
Class D Shares	13,219,721	(64,368,938)
Class I Shares	(102,554,447)	(142,488,900)
Class N Shares	(6,096,644)	(233,305,805)
Class R Shares	(4,557,478)	(11,986,814)
Class S Shares	(7,618,827)	(32,129,572)
Class T Shares	(78,002,645)	(172,503,256)
Net Increase/(Decrease) from Capital Share Transactions	(189,662,586)	(695,831,092)
Net Increase/(Decrease) in Net Assets	(1,122,309,744)	219,614,508
Net Assets:
Beginning of period	6,660,910,366	6,441,295,858
End of period	$5,538,600,622	$6,660,910,366
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Triton Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.25	$23.95	$23.01	$38.38	$30.01	$29.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.11)	(0.09)	(0.19)	(0.26)	(0.16)
Net realized and unrealized gain/(loss)	(1.92)	5.26	2.55	(8.25)	10.22	1.55
Total from Investment Operations	(1.99)	5.15	2.46	(8.44)	9.96	1.39
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$23.24	$27.25	$23.95	$23.01	$38.38	$30.01
Total Return*	(8.21)%	23.06%	11.02%	(26.63)%	33.41%	4.64%
Net Assets, End of Period (in thousands)	$220,319	$262,815	$265,744	$277,727	$467,269	$416,036
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.33%	1.36%	1.30%	1.29%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.10%	1.12%	1.12%	1.10%	1.12%
Ratio of Net Investment Income/(Loss)	(0.51)%	(0.44)%	(0.38)%	(0.65)%	(0.69)%	(0.57)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Triton Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.95	$20.56	$20.05	$34.49	$27.23	$27.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.21)	(0.18)	(0.31)	(0.42)	(0.30)
Net realized and unrealized gain/(loss)	(1.58)	4.45	2.21	(7.20)	9.27	1.41
Total from Investment Operations	(1.70)	4.24	2.03	(7.51)	8.85	1.11
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$19.23	$22.95	$20.56	$20.05	$34.49	$27.23
Total Return*	(8.51)%	22.39%	10.47%	(26.99)%	32.72%	4.02%
Net Assets, End of Period (in thousands)	$8,837	$10,995	$11,573	$18,940	$49,738	$97,105
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.67%	1.68%	1.59%	1.60%	1.65%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.68%	1.59%	1.60%	1.65%	1.70%
Ratio of Net Investment Income/(Loss)	(1.07)%	(1.02)%	(0.86)%	(1.15)%	(1.25)%	(1.14)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Triton Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.00	$25.30	$24.15	$39.82	$30.99	$30.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.03)	(0.01)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain/(loss)	(2.07)	5.58	2.68	(8.64)	10.56	1.60
Total from Investment Operations	(2.09)	5.55	2.67	(8.74)	10.42	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$24.89	$29.00	$25.30	$24.15	$39.82	$30.99
Total Return*	(8.06)%	23.44%	11.39%	(26.39)%	33.85%	4.98%
Net Assets, End of Period (in thousands)	$830,892	$956,214	$890,168	$864,531	$1,289,904	$1,057,332
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	(0.18)%	(0.13)%	(0.06)%	(0.32)%	(0.37)%	(0.25)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Triton Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.38	$25.60	$24.41	$40.17	$31.24	$31.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.03)	(0.01)	(0.09)	(0.13)	(0.06)
Net realized and unrealized gain/(loss)	(2.09)	5.66	2.72	(8.74)	10.65	1.61
Total from Investment Operations	(2.12)	5.63	2.71	(8.83)	10.52	1.55
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$25.24	$29.38	$25.60	$24.41	$40.17	$31.24
Total Return*	(8.05)%	23.48%	11.43%	(26.38)%	33.90%	5.00%
Net Assets, End of Period (in thousands)	$719,922	$945,249	$957,122	$1,154,792	$2,082,427	$1,953,114
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.77%	0.77%	0.76%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.77%	0.77%	0.76%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	(0.18)%	(0.11)%	(0.04)%	(0.30)%	(0.34)%	(0.21)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2025

Janus Henderson Triton Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.79	$25.90	$24.66	$40.48	$31.44	$31.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	— (2)	0.02	(0.06)	(0.10)	(0.03)
Net realized and unrealized gain/(loss)	(2.13)	5.74	2.74	(8.83)	10.73	1.62
Total from Investment Operations	(2.14)	5.74	2.76	(8.89)	10.63	1.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$25.63	$29.79	$25.90	$24.66	$40.48	$31.44
Total Return*	(8.01)%	23.63%	11.52%	(26.32)%	34.04%	5.11%
Net Assets, End of Period (in thousands)	$2,170,666	$2,532,656	$2,408,276	$2,485,743	$4,412,467	$3,824,419
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.06)%	0.00%	0.08%	(0.20)%	(0.25)%	(0.12)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Triton Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.36	$22.48	$21.74	$36.75	$28.86	$28.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.17)	(0.15)	(0.26)	(0.35)	(0.24)
Net realized and unrealized gain/(loss)	(1.77)	4.90	2.41	(7.82)	9.83	1.49
Total from Investment Operations	(1.87)	4.73	2.26	(8.08)	9.48	1.25
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$21.47	$25.36	$22.48	$21.74	$36.75	$28.86
Total Return*	(8.36)%	22.68%	10.73%	(26.87)%	33.06%	4.30%
Net Assets, End of Period (in thousands)	$166,641	$200,900	$188,079	$188,832	$293,567	$281,907
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.41%	1.41%	1.41%	1.40%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.41%	1.41%	1.41%	1.40%	1.41%
Ratio of Net Investment Income/(Loss)	(0.80)%	(0.74)%	(0.67)%	(0.94)%	(0.99)%	(0.86)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | March 31, 2025

Janus Henderson Triton Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.75	$23.56	$22.67	$37.93	$29.68	$29.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.12)	(0.10)	(0.21)	(0.28)	(0.17)
Net realized and unrealized gain/(loss)	(1.88)	5.16	2.51	(8.12)	10.12	1.53
Total from Investment Operations	(1.95)	5.04	2.41	(8.33)	9.84	1.36
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$22.78	$26.75	$23.56	$22.67	$37.93	$29.68
Total Return*	(8.22)%	22.97%	10.97%	(26.66)%	33.37%	4.58%
Net Assets, End of Period (in thousands)	$183,092	$223,164	$225,745	$234,961	$452,832	$450,947
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.56)%	(0.50)%	(0.42)%	(0.69)%	(0.75)%	(0.61)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Triton Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.41	$24.84	$23.76	$39.34	$30.67	$30.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.06)	(0.04)	(0.13)	(0.19)	(0.10)
Net realized and unrealized gain/(loss)	(2.02)	5.48	2.64	(8.52)	10.45	1.59
Total from Investment Operations	(2.06)	5.42	2.60	(8.65)	10.26	1.49
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$24.33	$28.41	$24.84	$23.76	$39.34	$30.67
Total Return*	(8.12)%	23.34%	11.27%	(26.50)%	33.67%	4.89%
Net Assets, End of Period (in thousands)	$1,238,232	$1,528,917	$1,494,589	$1,592,889	$2,670,126	$2,379,045
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.90%	0.91%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.24)%	(0.16)%	(0.44)%	(0.49)%	(0.35)%
Portfolio Turnover Rate	13%	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
24 | March 31, 2025

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Effective July 18, 2022, the Fund reopened to all new investors.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 25

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
26 | March 31, 2025

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 27

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
28 | March 31, 2025

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 29

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
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Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets
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exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
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securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $42,855,160. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $46,309,867, resulting in the net amount due to the counterparty of
$3,454,707.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions,
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and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C
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Notes to Financial Statements (unaudited)
Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $2,316.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2025, redeeming shareholders of Class C Shares paid CDSCs of $17.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no
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Notes to Financial Statements (unaudited)
restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2025, the Fund engaged in cross trades amounting to $4,533,019 in sales, resulting in a net realized gain of $1,677,800. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,895,232,429	$2,123,999,928	$(416,625,272)	$1,707,374,656
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(3,734,889)	$8,939,815	$(12,217,927)	$(3,278,112)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	942,509	$24,461,009	1,591,871	$38,700,055
Reinvested dividends and distributions	463,622	12,299,884	540,497	12,280,092
Shares repurchased	(1,570,269)	(40,415,338)	(3,584,479)	(88,204,018)
Net Increase/(Decrease)	(164,138)	$(3,654,445)	(1,452,111)	$(37,223,871)
Class C Shares:
Shares sold	23,963	$517,450	68,018	$1,430,157
Reinvested dividends and distributions	41,174	905,819	49,700	955,232
Shares repurchased	(84,866)	(1,821,090)	(201,379)	(4,209,325)
Net Increase/(Decrease)	(19,729)	$(397,821)	(83,661)	$(1,823,936)
Class D Shares:
Shares sold	509,125	$14,145,994	1,049,917	$27,682,514
Reinvested dividends and distributions	2,225,516	63,182,404	2,544,728	61,353,405
Shares repurchased	(2,322,534)	(64,108,677)	(5,811,809)	(153,404,857)
Net Increase/(Decrease)	412,107	$13,219,721	(2,217,164)	$(64,368,938)
Class I Shares:
Shares sold	1,994,492	$57,058,164	5,318,759	$139,600,084
Reinvested dividends and distributions	1,982,360	57,052,318	2,419,822	59,092,059
Shares repurchased	(7,624,910)	(216,664,929)	(12,954,802)	(341,181,043)
Net Increase/(Decrease)	(3,648,058)	$(102,554,447)	(5,216,221)	$(142,488,900)
Class N Shares:
Shares sold	6,379,503	$182,397,863	12,233,860	$329,066,274
Reinvested dividends and distributions	5,446,938	159,159,535	6,439,958	159,388,955
Shares repurchased	(12,151,774)	(347,654,042)	(26,625,662)	(721,761,034)
Net Increase/(Decrease)	(325,333)	$(6,096,644)	(7,951,844)	$(233,305,805)
Class R Shares:
Shares sold	360,723	$8,768,158	825,972	$18,997,259
Reinvested dividends and distributions	606,752	14,889,683	718,463	15,224,241
Shares repurchased	(1,128,799)	(28,215,319)	(1,990,389)	(46,208,314)
Net Increase/(Decrease)	(161,324)	$(4,557,478)	(445,954)	$(11,986,814)
Class S Shares:
Shares sold	430,782	$11,048,502	924,707	$22,442,821
Reinvested dividends and distributions	613,516	15,957,546	753,953	16,820,691
Shares repurchased	(1,347,939)	(34,624,875)	(2,919,883)	(71,393,084)
Net Increase/(Decrease)	(303,641)	$(7,618,827)	(1,241,223)	$(32,129,572)
Class T Shares:
Shares sold	1,694,781	$45,979,399	4,644,950	$120,249,879
Reinvested dividends and distributions	3,702,948	102,793,847	4,508,622	106,583,816
Shares repurchased	(8,322,759)	(226,775,891)	(15,496,081)	(399,336,951)
Net Increase/(Decrease)	(2,925,030)	$(78,002,645)	(6,342,509)	$(172,503,256)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$795,212,522	$1,441,180,949	$-	$-
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Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Triton Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Triton Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 41

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 43

Janus Henderson Triton Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 45

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 47

Janus Henderson Triton Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
48 | March 31, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93054 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson U.S. Dividend Income Fund
Janus Investment Fund

Janus Henderson U.S. Dividend Income Fund

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 2.1%
Raytheon Technologies Corp	6,157	$815,556
Air Freight & Logistics – 1.4%
United Parcel Service Inc	4,991	548,960
Airlines – 0.9%
Delta Air Lines Inc	7,811	340,560
Banks – 7.5%
JPMorgan Chase & Co	7,330	1,798,049
PNC Financial Services Group Inc/The	4,606	809,597
US Bancorp	8,110	342,404
		2,950,050
Biotechnology – 5.7%
AbbVie Inc	3,777	791,357
Amgen Inc	2,359	734,947
Gilead Sciences Inc	6,205	695,270
		2,221,574
Building Products – 1.4%
Trane Technologies PLC	1,581	532,671
Capital Markets – 9.4%
CME Group Inc	2,197	582,842
Goldman Sachs Group Inc	1,884	1,029,210
Intercontinental Exchange Inc	5,212	899,070
Morgan Stanley	10,128	1,181,634
		3,692,756
Consumer Finance – 2.4%
American Express Co	3,490	938,985
Diversified Telecommunication Services – 2.1%
Verizon Communications Inc	17,806	807,680
Electric Utilities – 2.0%
American Electric Power Co Inc	7,032	768,387
Electrical Equipment – 1.4%
Eaton Corp PLC	2,061	560,242
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	7,243	475,068
Entertainment – 2.1%
Walt Disney Co	8,371	826,218
Health Care Equipment & Supplies – 4.4%
Abbott Laboratories	5,389	714,851
Medtronic PLC	11,092	996,727
		1,711,578
Health Care Providers & Services – 3.6%
HCA Healthcare Inc	1,216	420,189
UnitedHealth Group Inc	1,910	1,000,362
		1,420,551
Hotels, Restaurants & Leisure – 3.8%
Marriott International Inc/MD - Class A	1,447	344,675
McDonald's Corp	2,136	667,222
Royal Caribbean Cruises Ltd	2,304	473,334
		1,485,231
Household Durables – 1.5%
Garmin Ltd	2,787	605,141
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	1,810	212,566
Industrial Conglomerates – 1.5%
3M Co	4,001	587,587
Industrial Real Estate Investment Trusts (REITs) – 2.0%
Prologis Inc	7,033	786,219
Information Technology Services – 3.0%
Accenture PLC	1,906	594,748
International Business Machines Corp	2,346	583,357
		1,178,105
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks – (continued)
Insurance – 3.7%
Marsh & McLennan Cos Inc	2,135	$521,004
Travelers Cos Inc	3,492	923,494
		1,444,498
Interactive Media & Services – 2.3%
Alphabet Inc - Class C	3,060	478,064
Meta Platforms Inc - Class A	746	429,964
		908,028
Machinery – 2.5%
Cummins Inc	1,314	411,860
Deere & Co	1,247	585,280
		997,140
Multi-Utilities – 0.9%
Sempra Energy	4,844	345,668
Oil, Gas & Consumable Fuels – 5.7%
Chevron Corp	7,543	1,261,868
ConocoPhillips	9,295	976,161
		2,238,029
Pharmaceuticals – 4.3%
Johnson & Johnson	7,126	1,181,776
Zoetis Inc	3,151	518,812
		1,700,588
Professional Services – 1.1%
Booz Allen Hamilton Holding Corp	4,229	442,269
Road & Rail – 1.5%
Union Pacific Corp	2,575	608,318
Semiconductor & Semiconductor Equipment – 6.5%
Applied Materials Inc	3,645	528,962
Broadcom Inc	5,922	991,521
NXP Semiconductors NV	1,467	278,818
Texas Instruments Inc	4,218	757,975
		2,557,276
Software – 2.9%
Intuit Inc	679	416,899
Microsoft Corp	1,257	471,865
Oracle Corp	1,896	265,080
		1,153,844
Specialized Real Estate Investment Trusts (REITs) – 2.0%
Equinix Inc	534	435,397
Lamar Advertising Co	3,008	342,250
		777,647
Specialty Retail – 1.5%
Home Depot Inc	1,654	606,174
Technology Hardware, Storage & Peripherals – 1.1%
Dell Technologies Inc	4,538	413,639
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	6,957	441,630
Tobacco – 2.4%
Philip Morris International Inc	5,840	926,983
Total Common Stocks (cost $37,279,292)		39,027,416
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $503,685)	503,584	503,685
Total Investments (total cost $37,782,977) – 100.7%		39,531,101
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(263,810)
Net Assets – 100%		$39,267,291
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$44,759	$14,679,834	$(14,220,908)	$(3)	$3	$503,685	503,584	$6,437
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson U.S. Dividend Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$39,027,416	$-	$-
Investment Companies	-	503,685	-
Total Assets	$39,027,416	$503,685	$-
4  | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $37,279,292)	$39,027,416
Affiliated investments, at value (cost $503,685)	503,685
Cash	7,212
Trustees' deferred compensation	1,121
Receivables:
Fund shares sold	62,304
Dividends	29,040
Due from adviser	21,402
Dividends from affiliates	3,756
Foreign tax reclaims	722
Other assets	144
Total Assets	39,656,802
Liabilities:
Payables:
Investments purchased	240,071
Fund shares repurchased	52,004
Professional fees	39,271
Advisory fees	17,462
Dividends	5,369
Transfer agent fees and expenses	2,815
Custodian fees	1,977
Trustees' deferred compensation fees	1,121
Trustees' fees and expenses	107
Affiliated fund administration fees payable	73
Accrued expenses and other payables	29,241
Total Liabilities	389,511
Commitments and contingent liabilities (Note 3)
Net Assets	$39,267,291
Net Assets Consist of:
Capital (par value and paid-in surplus)	$36,878,700
Total distributable earnings (loss)	2,388,591
Total Net Assets	$39,267,291
Net Assets - Class D Shares	$23,852,312
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,075,419
Net Asset Value Per Share	$11.49
Net Assets - Class I Shares	$405,008
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,252
Net Asset Value Per Share	$11.49
Net Assets - Class N Shares	$15,009,971
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,307,915
Net Asset Value Per Share	$11.48
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson U.S. Dividend Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$342,811
Dividends from affiliates	6,437
Other income	51
Foreign tax withheld	(764)
Total Investment Income	348,535
Expenses:
Advisory fees	81,462
12b-1 Distribution and shareholder servicing fees:
Transfer agent administrative fees and expenses:
Class D Shares	10,192
Transfer agent networking and omnibus fees:
Class I Shares	85
Other transfer agent fees and expenses:
Class D Shares	2,325
Class I Shares	21
Class N Shares	261
Registration fees	58,715
Non-affiliated fund administration fees	49,489
Professional fees	26,506
Custodian fees	8,367
Shareholder reports expense	4,230
Affiliated fund administration fees	339
Trustees' fees and expenses	196
Other expenses	6,737
Total Expenses	248,925
Less: Excess Expense Reimbursement and Waivers	(138,135)
Net Expenses	110,790
Net Investment Income/(Loss)	237,745
Net Realized Gain/(Loss) on Investments:
Investments	1,065,160
Investments in affiliates	(3)
Total Net Realized Gain/(Loss) on Investments	1,065,157
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(1,672,457)
Investments in affiliates	3
Total Change in Unrealized Net Appreciation/Depreciation	(1,672,454)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(369,552)
See Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$237,745	$446,539
Net realized gain/(loss) on investments	1,065,157	524,169
Change in unrealized net appreciation/depreciation	(1,672,454)	3,741,623
Net Increase/(Decrease) in Net Assets Resulting from Operations	(369,552)	4,712,331
Dividends and Distributions to Shareholders:
Class D Shares	(624,236)	(185,053)
Class I Shares	(15,458)	(7,488)
Class N Shares	(297,331)	(312,342)
Net Decrease from Dividends and Distributions to Shareholders	(937,025)	(504,883)
Capital Share Transactions:
Class D Shares	10,957,584	9,951,405
Class I Shares	28,019	136,319
Class N Shares	7,791,538	(11,931,562)
Net Increase/(Decrease) from Capital Share Transactions	18,777,141	(1,843,838)
Net Increase/(Decrease) in Net Assets	17,470,564	2,363,610
Net Assets:
Beginning of period	21,796,727	19,433,117
End of period	$39,267,291	$21,796,727
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.98	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.20	0.17
Net realized and unrealized gain/(loss)	(0.15)	2.14	(0.19)
Total from Investment Operations	(0.05)	2.34	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.22)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.44)	(0.25)	(0.09)
Net Asset Value, End of Period	$11.49	$11.98	$9.89
Total Return*	(0.53)%	23.89%	(0.25)%
Net Assets, End of Period (in thousands)	$23,852	$13,817	$2,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.86%	1.52%	10.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	1.72%	1.81%	2.11%
Portfolio Turnover Rate	42%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.97	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.21	0.18
Net realized and unrealized gain/(loss)	(0.14)	2.14	(0.20)
Total from Investment Operations	(0.03)	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.24)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.45)	(0.27)	(0.09)
Net Asset Value, End of Period	$11.49	$11.97	$9.89
Total Return*	(0.41)%	23.94%	(0.19)%
Net Assets, End of Period (in thousands)	$405	$396	$200
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.49%	2.33%	16.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	1.80%	1.92%	2.30%
Portfolio Turnover Rate	42%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.96	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.22	0.18
Net realized and unrealized gain/(loss)	(0.15)	2.13	(0.20)
Total from Investment Operations	(0.04)	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.25)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.44)	(0.28)	(0.09)
Net Asset Value, End of Period	$11.48	$11.96	$9.89
Total Return*	(0.42)%	23.95%	(0.18)%
Net Assets, End of Period (in thousands)	$15,010	$7,584	$16,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74%	1.47%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	1.82%	2.03%	2.23%
Portfolio Turnover Rate	42%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson U.S. Dividend Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
The Fund currently offers Class D Shares. Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market
Janus Investment Fund | 11

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
12 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also
Janus Investment Fund | 13

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.60
Over $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. The previous expense limit (for a one-year period commencing January 26, 2024) was 0.75%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
For a period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended March 31, 2025, the Adviser reimbursed the Fund $138,135 of fees and expense that are eligible for recoupment. As of March 31, 2025, the aggregate amount of recoupment that may potentially be made to the Adviser is $514,749. The recoupment of such reimbursements expires at the latest December 20, 2025.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of
14 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.15% for Class I Shares on an annual basis based on the daily net assets of the share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Janus Investment Fund | 15

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class D Shares	- %	- %
Class I Shares	61	1
Class N Shares	87	33
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$38,025,968	$2,905,563	$(1,400,430)	$1,505,133
16 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	1,110,058	$13,225,139	1,019,920	$11,121,828
Reinvested dividends and distributions	47,610	561,649	13,861	155,854
Shares repurchased	(235,757)	(2,829,204)	(119,131)	(1,326,277)
Net Increase/(Decrease)	921,911	$10,957,584	914,650	$9,951,405
Class I Shares:
Shares sold	13,964	$167,006	14,125	$151,730
Reinvested dividends and distributions	1,309	15,458	674	7,488
Shares repurchased	(13,091)	(154,445)	(1,914)	(22,899)
Net Increase/(Decrease)	2,182	$28,019	12,885	$136,319
Class N Shares:
Shares sold	690,432	$7,992,298	98,288	$1,046,152
Reinvested dividends and distributions	25,262	297,331	28,737	312,342
Shares repurchased	(41,903)	(498,091)	(1,198,302)	(13,290,056)
Net Increase/(Decrease)	673,791	$7,791,538	(1,071,277)	$(11,931,562)
6.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$29,596,792	$11,729,355	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 17

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
18 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 19

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
20 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 21

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
22 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 23

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | March 31, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 25

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 27

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson U.S. Dividend Income Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93097 05-25

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2025
Janus Henderson Venture Fund
Janus Investment Fund

Janus Henderson Venture Fund

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares/Principal/ Contract Amounts	Value
Convertible Corporate Bonds – 0%
Biotechnology – 0%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26¢,§ (cost $221,444)	$221,444	$221,444
Common Stocks – 97.5%
Aerospace & Defense – 1.3%
Loar Holdings Inc*	254,092	17,951,600
Standardaero Inc*	763,957	20,351,814
		38,303,414
Automobiles – 0.3%
Thor Industries Inc	110,793	8,399,217
Banks – 1.6%
Bancorp Inc/The*	865,744	45,745,913
Biotechnology – 11.1%
89bio Inc*	1,148,158	8,347,109
Akero Therapeutics Inc*	203,002	8,217,521
Arcellx Inc*	146,728	9,625,357
Ascendis Pharma A/S (ADR)*	155,121	24,177,159
Avidity Biosciences Inc*	670,867	19,803,994
Biohaven Ltd*	530,807	12,760,600
Bridgebio Pharma Inc*	538,027	18,599,593
Centessa Pharmacuticals PLC (ADR)*	498,852	7,173,492
Crinetics Pharmaceuticals Inc*	289,654	9,714,995
Disc Medicine Inc*	103,473	5,136,400
Dyne Therapeutics Inc*	336,790	3,522,823
Halozyme Therapeutics Inc*	345,118	22,021,980
IDEAYA Biosciences Inc*	439,542	7,199,698
Insmed Inc*	318,482	24,296,992
Janux Therapeutics Inc*	291,055	7,858,485
Madrigal Pharmaceuticals Inc*	89,583	29,672,577
Mirum Pharmaceuticals Inc*	480,836	21,661,662
PTC Therapeutics Inc*	322,303	16,424,561
Revolution Medicines Inc*	469,585	16,604,526
Soleno Therapeutics Inc*	210,080	15,010,216
Travere Therapeutics Inc*	245,008	4,390,543
Vaxcyte Inc*	495,273	18,701,508
Xenon Pharmaceuticals Inc*	265,441	8,905,545
		319,827,336
Building Products – 2.6%
CSW Industrials Inc	81,201	23,671,716
Janus International Group Inc*	2,402,232	17,296,070
Zurn Water Solutions Corp	1,081,198	35,657,910
		76,625,696
Capital Markets – 2.5%
Hamilton Lane Inc	122,993	18,285,369
LPL Financial Holdings Inc	160,704	52,572,707
		70,858,076
Chemicals – 3.2%
Innospec Inc	235,855	22,347,261
Perimeter Solutions Inc*	2,545,253	25,630,698
Sensient Technologies Corp	606,593	45,148,717
		93,126,676
Commercial Services & Supplies – 3.4%
Brady Corp	184,670	13,045,089
CECO Environmental Corp*,#	589,973	13,451,384
Cimpress PLC*	199,517	9,024,154
Montrose Environmental Group Inc*	628,327	8,959,943
MSA Safety Inc	92,042	13,501,641
Rentokil Initial PLC (ADR)	1,754,424	40,176,310
		98,158,521
Diversified Consumer Services – 3.0%
Stride Inc*	677,956	85,761,434
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – 5.3%
AvidXchange Holdings Inc*	2,491,586	$21,128,649
Euronet Worldwide Inc*	359,369	38,398,578
Repay Holdings Corp*	2,332,392	12,991,423
Shift4 Payments Inc - Class A*	514,610	42,048,783
Walker & Dunlop Inc	179,218	15,298,049
WEX Inc*	151,711	23,821,661
		153,687,143
Diversified Telecommunication Services – 0.6%
AST SpaceMobile Inc*,#	704,711	16,025,128
Electrical Equipment – 0.9%
EnerSys	290,193	26,575,875
Electronic Equipment, Instruments & Components – 4.0%
Bel Fuse Inc - Class B	272,924	20,431,091
Napco Security Technologies Inc	653,368	15,040,531
Novanta Inc*	167,390	21,404,159
OSI Systems Inc*	300,838	58,464,857
		115,340,638
Energy Equipment & Services – 0.4%
Weatherford International PLC	197,138	10,556,740
Entertainment – 1.2%
Atlanta Braves Holdings Inc - Class C*	714,536	28,588,585
Manchester United PLC*,#	568,938	7,447,399
		36,035,984
Food & Staples Retailing – 1.5%
Casey's General Stores Inc	99,471	43,174,393
Food Products – 0.3%
Mama's Creations Inc*	1,375,242	8,952,825
Health Care Equipment & Supplies – 6.1%
Beta Bionics Inc*	635,906	7,783,489
Glaukos Corp*	263,827	25,965,853
Globus Medical Inc*	629,715	46,095,138
ICU Medical Inc*	229,343	31,846,569
Lantheus Holdings Inc*	410,426	40,057,578
Neogen Corp*	854,500	7,408,515
STERIS PLC	76,418	17,320,140
		176,477,282
Health Care Providers & Services – 1.1%
HealthEquity Inc*	224,083	19,802,215
NeoGenomics Inc*	1,308,983	12,422,248
		32,224,463
Health Care Technology – 2.0%
Doximity Inc - Class A*	401,450	23,296,143
Simulations Plus Inc	838,113	20,550,531
Waystar Holding Corp*	404,602	15,115,931
		58,962,605
Hotels, Restaurants & Leisure – 2.9%
Aramark	936,571	32,330,431
Inspired Entertainment Inc*	1,275,716	10,894,615
Monarch Casino & Resort Inc	362,124	28,155,141
Portillo's Inc - Class A*,#	1,164,718	13,848,497
		85,228,684
Household Durables – 0.8%
Dream Finders Homes Inc - Class A*	584,195	13,179,439
Lovesac Co*	548,348	9,968,967
		23,148,406
Insurance – 1.7%
BRP Group Inc - Class A*	629,344	28,125,383
RLI Corp	247,321	19,867,296
		47,992,679
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2025

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Interactive Media & Services – 0.7%
Ziff Davis Inc*	509,596	$19,150,618
Life Sciences Tools & Services – 0.2%
OmniAb Inc*	2,156,757	5,176,217
OmniAb Inc - 12.5 Earnout*	104,942	54,737
OmniAb Inc - 15 Earnout*	104,942	40,235
		5,271,189
Machinery – 7.2%
Alamo Group Inc	148,435	26,452,601
ATS Corp*	870,308	21,695,704
Chart Industries Inc*	169,173	24,421,814
EnPro Industries Inc	147,326	23,835,874
Gates Industrial Corp PLC*	1,389,551	25,581,634
ITT Inc	245,239	31,675,069
Kornit Digital Ltd*	543,675	10,373,319
SPX Technologies Inc*	341,700	44,004,126
		208,040,141
Metals & Mining – 0.8%
Constellium SE*	2,177,161	21,967,555
Oil, Gas & Consumable Fuels – 1.5%
California Resources Corp	237,109	10,425,683
Magnolia Oil & Gas Corp	1,290,921	32,608,664
		43,034,347
Personal Products – 1.8%
BellRing Brands Inc*	384,959	28,664,047
Oddity Tech Ltd - Class A*	516,155	22,328,865
		50,992,912
Pharmaceuticals – 2.2%
Avadel Pharmaceuticals PLC*	1,480,446	11,591,892
Edgewise Therapeutics Inc*	190,678	4,194,916
Ligand Pharmaceuticals Inc*	285,987	30,068,673
Structure Therapeutics Inc (ADR)*	136,736	2,366,900
Verona Pharma PLC (ADR)*	260,197	16,519,908
		64,742,289
Professional Services – 9.7%
Alight Inc - Class A	3,918,435	23,236,320
Asure Software Inc*,£	1,612,063	15,395,202
Broadridge Financial Solutions Inc	170,715	41,391,559
CACI International Inc - Class A*	57,748	21,188,896
Clarivate Analytics PLC*	4,078,265	16,027,581
CRA International Inc	119,955	20,776,206
Innodata Inc*	519,068	18,634,541
Paylocity Holding Corp*	211,858	39,689,478
SS&C Technologies Holdings Inc	857,029	71,587,632
UL Solutions Inc - Class A	244,970	13,816,308
		281,743,723
Real Estate Management & Development – 1.2%
Colliers International Group Inc - Subordinate Voting Shares	134,204	16,278,945
FirstService Corp	102,526	17,014,190
		33,293,135
Semiconductor & Semiconductor Equipment – 1.7%
MACOM Technology Solutions Holdings Inc*	121,973	12,243,650
Nova Ltd*	47,000	8,663,510
ON Semiconductor Corp*	380,287	15,473,878
PDF Solutions Inc*	742,419	14,187,627
		50,568,665
Software – 8.4%
Blackbaud Inc*	575,746	35,725,039
Computer Modelling Group Ltd	1,841,300	10,314,044
Consensus Cloud Solutions Inc*	744,357	17,179,760
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Software – (continued)
Descartes Systems Group Inc/The*	585,574	$58,956,220
Enfusion Inc - Class A*	1,495,664	16,676,654
Kinaxis Inc*	132,201	14,577,115
Nice Ltd (ADR)*	107,061	16,505,595
Procore Technologies Inc*	207,418	13,693,736
Tyler Technologies Inc*	58,469	33,993,292
Vertex Inc - Class A*	750,407	26,271,749
		243,893,204
Specialty Retail – 1.1%
Valvoline Inc*	891,322	31,026,919
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	674,833	29,841,115
Trading Companies & Distributors – 2.2%
Beacon Roofing Supply Inc*	155,744	19,265,533
Core & Main Inc - Class A*	915,231	44,214,809
		63,480,342
Total Common Stocks (cost $1,978,288,904)		2,818,235,282
Private Placements – 0.7%
Biotechnology – 0%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	481,156
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	10,284,826
IntelyCare Inc*,¢,§	384,276	1,329,595
		11,614,421
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	140,312	1,873,783
Loadsmart Inc - Series D*,¢,§	399,891	5,340,304
		7,214,087
Total Private Placements (cost $33,770,090)		19,309,664
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $58,510,654)	58,498,954	58,510,654
Investments Purchased with Cash Collateral from Securities Lending – 1.1%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	23,950,165	23,950,165
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 4/1/25	$5,987,541	5,987,541
Total Investments Purchased with Cash Collateral from Securities Lending (cost $29,937,706)		29,937,706
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co. International PLC:
Travere Therapeutics Inc, Notional amount $3,076,864, premiums paid $717,706, unrealized depreciation $(114,352), exercise price $22.50, expires 3/20/26*	1,717	603,354
Total Investments (total cost $2,101,446,504) – 101.3%		2,926,818,104
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(36,901,724)
Net Assets – 100%		$2,889,916,380
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2025

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,589,981,151	88.5%
Canada	168,677,333	5.8
United Kingdom	64,143,617	2.2
Israel	57,871,289	2.0
Denmark	24,177,159	0.8
Netherlands	21,967,555	0.7
Total	$2,926,818,104	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - 0.5%
Professional Services - 0.5%
Asure Software Inc*
	$14,610,845	$212,952	$(223,398)	$(14,603)	$809,406	$15,395,202	1,612,063	$-
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	32,581,349	369,601,983	(343,672,678)	-	-	58,510,654	58,498,954	715,305
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	20,163,878	141,463,761	(137,677,474)	-	-	23,950,165	23,950,165	74,874 ∆
Total Affiliated Investments - 3.4%
	$67,356,072	$511,278,696	$(481,573,550)	$(14,603)	$809,406	$97,856,021	84,061,182	$790,179

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/3/25	19,960,000	$(24,684,432)	$1,093,940
British Pound	4/3/25	3,285,000	(4,244,137)	(1,554)
British Pound	4/3/25	(23,245,000)	29,932,410	(88,544)
British Pound	6/26/25	22,240,000	(28,678,876)	41,298
Canadian Dollar	4/3/25	10,149,000	(7,128,500)	(74,823)
Canadian Dollar	4/3/25	(10,149,000)	7,053,011	(666)
Canadian Dollar	6/26/25	(10,149,000)	7,157,234	73,323
				1,042,974
Barclays Capital, Inc.:
British Pound	4/3/25	1,790,100	(2,281,230)	30,687
British Pound	4/3/25	(1,790,100)	2,307,314	(4,603)
British Pound	6/26/25	1,790,100	(2,307,135)	4,555
Canadian Dollar	4/3/25	17,076,900	(11,990,465)	(121,814)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/3/25	(17,076,900)	$11,879,204	$10,554
Canadian Dollar	6/26/25	(17,076,900)	12,039,155	119,631
				39,010
Citibank, National Association:
British Pound	4/3/25	23,985,800	(30,907,254)	70,445
British Pound	4/3/25	1,572,000	(2,034,887)	(4,646)
British Pound	4/3/25	(25,557,800)	31,618,375	(1,389,565)
British Pound	6/26/25	(23,510,800)	30,334,783	(26,469)
Canadian Dollar	4/3/25	49,694,900	(34,735,704)	(197,153)
Canadian Dollar	4/3/25	(49,694,900)	34,641,511	102,960
Canadian Dollar	6/26/25	5,620,000	(3,948,139)	(25,429)
Canadian Dollar	6/26/25	(11,471,900)	8,091,166	83,882
				(1,385,975)
Goldman Sachs & Co. LLC:
British Pound	4/3/25	8,054,000	(10,386,351)	15,403
British Pound	4/3/25	(4,806,000)	6,225,660	18,702
British Pound	4/3/25	(3,248,000)	4,013,856	(180,942)
British Pound	6/26/25	(2,606,000)	3,376,813	11,491
British Pound	6/26/25	(8,054,000)	10,385,512	(15,220)
Canadian Dollar	4/3/25	11,257,000	(7,883,369)	(59,619)
Canadian Dollar	4/3/25	(11,257,000)	7,847,552	23,802
Canadian Dollar	6/26/25	(7,892,000)	5,562,145	53,599
				(132,784)
HSBC Securities (USA), Inc.:
British Pound	4/3/25	14,317,400	(18,398,684)	92,261
British Pound	4/3/25	(1,329,000)	1,723,968	7,562
British Pound	4/3/25	(12,988,400)	16,065,115	(709,424)
British Pound	6/26/25	(13,376,400)	17,245,657	(28,287)
Canadian Dollar	4/3/25	55,663,700	(39,094,069)	(407,131)
Canadian Dollar	4/3/25	(55,663,700)	38,705,095	18,156
Canadian Dollar	6/26/25	(55,663,700)	39,252,309	399,542
				(627,321)
JPMorgan Chase Bank, National Association:
British Pound	4/3/25	15,317,800	(19,742,959)	40,004
British Pound	4/3/25	(15,317,800)	18,982,824	(800,139)
British Pound	6/26/25	(15,317,800)	19,740,815	(40,205)
Canadian Dollar	4/3/25	51,693,500	(36,304,420)	(376,818)
Canadian Dollar	4/3/25	(8,542,000)	5,972,245	35,452
Canadian Dollar	4/3/25	(43,151,500)	29,988,240	(2,570)
Canadian Dollar	6/26/25	(51,693,500)	36,451,106	369,502
				(774,774)
Morgan Stanley & Co. International PLC:
British Pound	4/3/25	8,588,000	(10,618,675)	472,740
British Pound	4/3/25	(8,588,000)	11,076,021	(15,395)
British Pound	6/26/25	8,588,000	(11,075,214)	15,112
Canadian Dollar	4/3/25	10,680,000	(7,441,847)	(19,119)
Canadian Dollar	4/3/25	(10,680,000)	7,495,431	72,703
Canadian Dollar	6/26/25	10,680,000	(7,525,669)	(71,124)
				454,917
State Street Bank and Trust Company:
British Pound	4/3/25	20,781,000	(26,797,681)	41,013
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2025

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	4/3/25	(20,781,000)	$25,702,058	$(1,136,637)
British Pound	6/26/25	3,106,168	(4,020,936)	(9,708)
British Pound	6/26/25	(20,781,000)	26,795,146	(40,912)
Canadian Dollar	4/3/25	25,372,500	(17,768,546)	(134,354)
Canadian Dollar	4/3/25	(25,372,500)	17,722,077	87,885
Canadian Dollar	6/26/25	(14,176,500)	9,997,144	102,073
				(1,090,640)
Total				$(2,474,593)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co. International PLC:
Ast Spacemobile Inc	328	45.00	USD	5/16/25	$(745,872)	$104,963	$93,847	$(11,116)
Ast Spacemobile Inc	2,000	55.00	USD	1/16/26	(4,548,000)	1,129,600	712,115	(417,485)
						1,234,563	805,962	(428,601)
Goldman Sachs & Co. LLC:
Innodata Inc	2,600	75.00	USD	5/16/25	(9,334,000)	1,879,926	1,604,287	(275,639)
Total - Written Call Options						3,114,489	2,410,249	(704,240)
Total OTC Written Options						$3,114,489	$2,410,249	$(704,240)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Purchased OTC options, at value	$-	$603,354	$603,354
Forward foreign currency exchange contracts	3,508,277	-	$3,508,277
Total Asset Derivatives	$3,508,277	$603,354	$4,111,631
Liability Derivatives:
Forward foreign currency exchange contracts	$5,982,870	$-	$5,982,870
OTC options written, at value	-	704,240	$704,240
Total Liability Derivatives	$5,982,870	$704,240	$6,687,110
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$9,150,665	$-	$9,150,665
Written options contracts	-	1,173,924	$1,173,924
Total	$9,150,665	$1,173,924	$10,324,589

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$(114,352)	$(114,352)
Forward foreign currency exchange contracts	847,161	-	$847,161
Written options contracts	-	2,011,771	$2,011,771
Total	$847,161	$1,897,419	$2,744,580
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$110,039,956
Average amounts sold - in USD	290,387,434
Options:
Average value of option contracts purchased	682,839
Average value of option contracts written	467,573

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability	Collateral Pledged	Net Amount
Bank of America, National Association	$1,208,561	$(165,587)	$—	$1,042,974
Barclays Capital, Inc.	165,427	(126,417)	—	39,010
Citibank, National Association	257,287	(257,287)	—	—
Goldman Sachs & Co. LLC	122,997	(122,997)	—	—
HSBC Securities (USA), Inc.	517,521	(517,521)	—	—
JPMorgan Chase Bank, National Association	28,718,897	(444,958)	(28,273,939)	—
Morgan Stanley & Co. International PLC	1,163,909	(534,239)	—	629,670
State Street Bank and Trust Company	230,971	(230,971)	—	—
Total	$32,385,570	$(2,399,977)	$(28,273,939)	$1,711,654
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | March 31, 2025

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2025

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability	Collateral Pledged	Net Amount
Bank of America, National Association	$165,587	$(165,587)	$—	$—
Barclays Capital, Inc.	126,417	(126,417)	—	—
Citibank, National Association	1,643,262	(257,287)	—	1,385,975
Goldman Sachs & Co. LLC	531,420	(122,997)	(408,423)	—
HSBC Securities (USA), Inc.	1,144,842	(517,521)	—	627,321
JPMorgan Chase Bank, National Association	1,219,732	(444,958)	—	774,774
Morgan Stanley & Co. International PLC	534,239	(534,239)	—	—
State Street Bank and Trust Company	1,321,611	(230,971)	—	1,090,640
Total	$6,687,110	$(2,399,977)	$(408,423)	$3,878,710
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $19,531,108, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$10,284,826	0.4%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26	2/26/25	221,444	221,444	0.0
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	481,156	0.0
IntelyCare Inc	3/29/22	9,412,879	1,329,595	0.0
Loadsmart Inc - Series A	1/4/22	2,665,928	1,873,783	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	5,340,304	0.2
Total		$33,991,534	$19,531,108	0.7%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
10 | March 31, 2025

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$221,444
Common Stocks
Life Sciences Tools & Services	5,176,217	94,972	-
All Other	2,812,964,093	-	-
Private Placements	-	-	19,309,664
Investment Companies	-	58,510,654	-
Investments Purchased with Cash Collateral from Securities Lending	-	29,937,706	-
OTC Purchased Options – Calls	-	603,354	-
Total Investments in Securities	$2,818,140,310	$89,146,686	$19,531,108
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,508,277	-
Total Assets	$2,818,140,310	$92,654,963	$19,531,108
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,982,870	$-
OTC Options Written, at Value	-	704,240	-
Total Liabilities	$-	$6,687,110	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Venture Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Unaffiliated investments, at value (cost $2,018,055,027)(1)	$2,828,358,729
Affiliated investments, at value (cost $82,673,771)	97,856,021
Purchased options, at value (premiums paid $717,706)	603,354
Deposits with brokers for OTC derivatives	550,000
Forward foreign currency exchange contracts	3,508,277
Cash denominated in foreign currency (cost $69,105)	69,105
Trustees' deferred compensation	82,878
Receivables:
Fund shares sold	500,656
Dividends	438,598
Dividends from affiliates	140,511
Foreign tax reclaims	2,281
Interest	2,018
Other assets	50,472
Total Assets	2,932,162,900
Liabilities:
Due to custodian	211
Collateral for securities loaned (Note 3)	29,937,706
Forward foreign currency exchange contracts	5,982,870
OTC options written, at value (premiums received $3,114,489)	704,240
Payables:
Fund shares repurchased	3,318,122
Advisory fees	1,626,933
Transfer agent fees and expenses	370,818
Trustees' deferred compensation fees	82,878
Professional fees	51,415
Trustees' fees and expenses	15,157
12b-1 Distribution and shareholder servicing fees	8,998
Affiliated fund administration fees payable	6,356
Custodian fees	500
Accrued expenses and other payables	140,316
Total Liabilities	42,246,520
Commitments and contingent liabilities (Note 4)
Net Assets	$2,889,916,380
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | March 31, 2025

Janus Henderson Venture Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,886,749,180
Total distributable earnings (loss)	1,003,167,200
Total Net Assets	$2,889,916,380
Net Assets - Class A Shares	$18,717,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	260,648
Net Asset Value Per Share(2)	$71.81
Maximum Offering Price Per Share(3)	$76.19
Net Assets - Class C Shares	$1,090,544
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,212
Net Asset Value Per Share(2)	$59.88
Net Assets - Class D Shares	$1,597,833,538
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,933,463
Net Asset Value Per Share	$76.33
Net Assets - Class I Shares	$212,388,950
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,756,483
Net Asset Value Per Share	$77.05
Net Assets - Class N Shares	$376,083,954
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,799,917
Net Asset Value Per Share	$78.35
Net Assets - Class S Shares	$17,289,339
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	247,609
Net Asset Value Per Share	$69.83
Net Assets - Class T Shares	$666,512,738
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,990,064
Net Asset Value Per Share	$74.14

(1)	Includes $28,273,939 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Venture Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025

Investment Income:
Dividends	$6,139,613
Dividends from affiliates	715,305
Affiliated securities lending income, net	74,874
Unaffiliated securities lending income, net	22,513
Interest	2,017
Other income	6,382
Foreign tax withheld	(53,459)
Total Investment Income	6,907,245
Expenses:
Advisory fees	10,250,489
12b-1 Distribution and shareholder servicing fees:
Class A Shares	26,409
Class C Shares	5,078
Class S Shares	26,737
Transfer agent administrative fees and expenses:
Class D Shares	986,534
Class S Shares	26,826
Class T Shares	945,537
Transfer agent networking and omnibus fees:
Class A Shares	11,289
Class C Shares	513
Class I Shares	127,244
Other transfer agent fees and expenses:
Class A Shares	641
Class C Shares	37
Class D Shares	65,386
Class I Shares	4,066
Class N Shares	8,017
Class S Shares	132
Class T Shares	2,922
Registration fees	105,081
Shareholder reports expense	73,675
Professional fees	44,436
Affiliated fund administration fees	40,041
Custodian fees	39,722
Trustees' fees and expenses	28,396
Other expenses	153,117
Total Expenses	12,972,325
Less: Excess Expense Reimbursement and Waivers	(57,356)
Net Expenses	12,914,969
Net Investment Income/(Loss)	(6,007,724)
See Notes to Financial Statements.
14 | March 31, 2025

Janus Henderson Venture Fund
Statement of Operations (unaudited)
For the period ended March 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$171,049,119
Investments in affiliates	(14,603)
Forward foreign currency exchange contracts	9,150,665
Written options contracts	1,173,924
Total Net Realized Gain/(Loss) on Investments	181,359,105
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(442,867,725)
Investments in affiliates	809,406
Purchased options contracts	(114,352)
Forward foreign currency exchange contracts	847,161
Written options contracts	2,011,771
Total Change in Unrealized Net Appreciation/Depreciation	(439,313,739)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(263,962,358)
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Venture Fund
Statements of Changes in Net Assets

	Period ended March 31, 2025 (unaudited)	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(6,007,724)	$(10,940,607)
Net realized gain/(loss) on investments	181,359,105	253,986,395
Change in unrealized net appreciation/depreciation	(439,313,739)	491,982,167
Net Increase/(Decrease) in Net Assets Resulting from Operations	(263,962,358)	735,027,955
Dividends and Distributions to Shareholders:
Class A Shares	(1,472,041)	(1,011,736)
Class C Shares	(95,036)	(44,572)
Class D Shares	(119,844,297)	(85,227,851)
Class I Shares	(16,088,539)	(11,052,607)
Class N Shares	(22,314,591)	(17,446,754)
Class S Shares	(1,589,452)	(1,561,437)
Class T Shares	(51,871,524)	(36,995,742)
Net Decrease from Dividends and Distributions to Shareholders	(213,275,480)	(153,340,699)
Capital Share Transactions:
Class A Shares	808,956	(390,453)
Class C Shares	247,719	172,058
Class D Shares	35,799,941	(56,933,733)
Class I Shares	3,151,091	(7,795,813)
Class N Shares	80,542,522	(37,028,596)
Class S Shares	(2,705,952)	(9,717,647)
Class T Shares	7,738,618	(33,788,076)
Net Increase/(Decrease) from Capital Share Transactions	125,582,895	(145,482,260)
Net Increase/(Decrease) in Net Assets	(351,654,943)	436,204,996
Net Assets:
Beginning of period	3,241,571,323	2,805,366,327
End of period	$2,889,916,380	$3,241,571,323
See Notes to Financial Statements.
16 | March 31, 2025

Janus Henderson Venture Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$84.08	$69.91	$66.65	$106.21	$82.08	$76.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.25)	(0.43)	(0.29)	(0.49)	(0.67)	(0.37)
Net realized and unrealized gain/(loss)	(6.13)	18.68	6.69	(26.74)	30.42	8.89
Total from Investment Operations	(6.38)	18.25	6.40	(27.23)	29.75	8.52
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$71.81	$84.08	$69.91	$66.65	$106.21	$82.08
Total Return*	(8.57)%	27.43%	9.83%	(28.58)%	36.78%	11.26%
Net Assets, End of Period (in thousands)	$18,717	$21,149	$17,572	$15,149	$24,644	$18,447
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.01%	1.02%	1.01%	1.00%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.01%	1.02%	1.01%	1.00%	1.02%
Ratio of Net Investment Income/(Loss)	(0.61)%	(0.57)%	(0.40)%	(0.59)%	(0.66)%	(0.49)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Venture Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$71.30	$60.20	$58.35	$95.22	$74.59	$70.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.48)	(0.78)	(0.85)	(0.99)	(1.29)	(0.82)
Net realized and unrealized gain/(loss)	(5.05)	15.96	5.84	(23.55)	27.54	8.11
Total from Investment Operations	(5.53)	15.18	4.99	(24.54)	26.25	7.29
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$59.88	$71.30	$60.20	$58.35	$95.22	$74.59
Total Return*	(8.94)%	26.70%	8.77%	(29.11)%	35.74%	10.49%
Net Assets, End of Period (in thousands)	$1,091	$1,053	$734	$1,642	$3,747	$5,562
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.92%	1.80%	2.07%	1.73%	1.76%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%	1.65%	2.01%	1.73%	1.76%	1.71%
Ratio of Net Investment Income/(Loss)	(1.41)%	(1.21)%	(1.35)%	(1.31)%	(1.42)%	(1.18)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2025

Janus Henderson Venture Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.91	$73.54	$69.81	$110.41	$84.98	$79.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.28)	(0.13)	(0.32)	(0.47)	(0.22)
Net realized and unrealized gain/(loss)	(6.54)	19.73	7.00	(27.95)	31.52	9.21
Total from Investment Operations	(6.69)	19.45	6.87	(28.27)	31.05	8.99
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$76.33	$88.91	$73.54	$69.81	$110.41	$84.98
Total Return*	(8.45)%	27.72%	10.06%	(28.42)%	37.07%	11.52%
Net Assets, End of Period (in thousands)	$1,597,834	$1,828,330	$1,557,240	$1,500,311	$2,228,324	$1,731,098
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	(0.36)%	(0.35)%	(0.18)%	(0.37)%	(0.45)%	(0.28)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Venture Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$89.69	$74.13	$70.32	$111.10	$85.45	$79.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.26)	(0.11)	(0.30)	(0.44)	(0.19)
Net realized and unrealized gain/(loss)	(6.60)	19.90	7.06	(28.15)	31.71	9.25
Total from Investment Operations	(6.75)	19.64	6.95	(28.45)	31.27	9.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$77.05	$89.69	$74.13	$70.32	$111.10	$85.45
Total Return*	(8.45)%	27.76%	10.11%	(28.40)%	37.13%	11.55%
Net Assets, End of Period (in thousands)	$212,389	$244,689	$210,384	$220,157	$363,007	$287,582
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.32)%	(0.14)%	(0.34)%	(0.42)%	(0.23)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2025

Janus Henderson Venture Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$91.07	$75.15	$71.17	$112.20	$86.18	$80.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.19)	(0.03)	(0.22)	(0.35)	(0.12)
Net realized and unrealized gain/(loss)	(6.73)	20.19	7.15	(28.48)	31.99	9.33
Total from Investment Operations	(6.83)	20.00	7.12	(28.70)	31.64	9.21
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$78.35	$91.07	$75.15	$71.17	$112.20	$86.18
Total Return*	(8.40)%	27.87%	10.23%	(28.34)%	37.25%	11.65%
Net Assets, End of Period (in thousands)	$376,084	$351,470	$322,200	$335,608	$565,040	$454,982
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.23)%	(0.23)%	(0.04)%	(0.25)%	(0.33)%	(0.15)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Venture Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$81.96	$68.35	$65.32	$104.51	$80.97	$75.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.30)	(0.54)	(0.39)	(0.62)	(0.83)	(0.49)
Net realized and unrealized gain/(loss)	(5.94)	18.23	6.56	(26.24)	29.99	8.79
Total from Investment Operations	(6.24)	17.69	6.17	(26.86)	29.16	8.30
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$69.83	$81.96	$68.35	$65.32	$104.51	$80.97
Total Return*	(8.63)%	27.23%	9.67%	(28.70)%	36.55%	11.10%
Net Assets, End of Period (in thousands)	$17,289	$23,199	$28,124	$29,213	$54,537	$64,120
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of Net Investment Income/(Loss)	(0.75)%	(0.73)%	(0.55)%	(0.75)%	(0.83)%	(0.65)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | March 31, 2025

Janus Henderson Venture Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2025 (unaudited) and the year ended September 30	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$86.56	$71.78	$68.27	$108.38	$83.59	$78.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.20)	(0.36)	(0.21)	(0.41)	(0.58)	(0.30)
Net realized and unrealized gain/(loss)	(6.33)	19.22	6.86	(27.37)	30.99	9.06
Total from Investment Operations	(6.53)	18.86	6.65	(27.78)	30.41	8.76
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$74.14	$86.56	$71.78	$68.27	$108.38	$83.59
Total Return*	(8.50)%	27.57%	9.96%	(28.51)%	36.91%	11.39%
Net Assets, End of Period (in thousands)	$666,513	$771,682	$669,111	$665,815	$1,051,872	$815,350
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.91%	0.91%	0.92%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	(0.47)%	(0.46)%	(0.28)%	(0.47)%	(0.57)%	(0.38)%
Portfolio Turnover Rate	15%	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
24 | March 31, 2025

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 25

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
26 | March 31, 2025

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
Janus Investment Fund | 27

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
28 | March 31, 2025

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Janus Investment Fund | 29

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on various for the purpose of increasing exposure to individual equity risk.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets
30 | March 31, 2025

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
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securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $28,273,939. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2025 is $29,937,706, resulting in the net amount due to the counterparty of
$1,663,767.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions,
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and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $301,188 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C
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Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2025, the Distributor retained upfront sales charges of $1,861.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the period ended March 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no
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Notes to Financial Statements (unaudited)
restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,105,140,876	$1,089,389,343	$(267,712,115)	$821,677,228
Information on the tax components of derivatives as of March 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(3,114,489)	$5,918,526	$(5,982,870)	$(64,344)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	22,202	$1,808,710	57,871	$4,247,535
Reinvested dividends and distributions	17,584	1,469,829	14,759	1,010,689
Shares repurchased	(30,686)	(2,469,583)	(72,443)	(5,648,677)
Net Increase/(Decrease)	9,100	$808,956	187	$(390,453)
Class C Shares:
Shares sold	3,474	$247,936	7,181	$474,688
Reinvested dividends and distributions	1,247	87,124	762	44,572
Shares repurchased	(1,283)	(87,341)	(5,364)	(347,202)
Net Increase/(Decrease)	3,438	$247,719	2,579	$172,058
Class D Shares:
Shares sold	295,260	$25,542,347	364,043	$29,417,176
Reinvested dividends and distributions	1,240,449	110,127,053	1,094,661	79,122,132
Shares repurchased	(1,166,393)	(99,869,459)	(2,069,097)	(165,473,041)
Net Increase/(Decrease)	369,316	$35,799,941	(610,393)	$(56,933,733)
Class I Shares:
Shares sold	417,780	$36,923,001	571,313	$47,437,612
Reinvested dividends and distributions	177,089	15,868,937	149,235	10,879,222
Shares repurchased	(566,513)	(49,640,847)	(830,295)	(66,112,647)
Net Increase/(Decrease)	28,356	$3,151,091	(109,747)	$(7,795,813)
Class N Shares:
Shares sold	1,327,831	$114,174,551	673,013	$54,700,303
Reinvested dividends and distributions	243,495	22,182,369	234,645	17,354,335
Shares repurchased	(630,852)	(55,814,398)	(1,335,834)	(109,083,234)
Net Increase/(Decrease)	940,474	$80,542,522	(428,176)	$(37,028,596)
Class S Shares:
Shares sold	21,417	$1,697,361	67,659	$5,004,239
Reinvested dividends and distributions	19,548	1,589,452	23,361	1,561,437
Shares repurchased	(76,412)	(5,992,765)	(219,428)	(16,283,323)
Net Increase/(Decrease)	(35,447)	$(2,705,952)	(128,408)	$(9,717,647)
Class T Shares:
Shares sold	363,370	$30,406,352	903,438	$70,461,909
Reinvested dividends and distributions	589,258	50,829,377	515,771	36,330,882
Shares repurchased	(877,306)	(73,497,111)	(1,825,921)	(140,580,867)
Net Increase/(Decrease)	75,322	$7,738,618	(406,712)	$(33,788,076)
7.
Purchases and Sales of Investment Securities
For the period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$470,023,650	$575,235,736	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 41

Janus Henderson Venture Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Venture Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
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Janus Henderson Venture Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 47

Janus Henderson Venture Fund
Notes
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Janus Henderson Venture Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93056 05-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.